UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1.	Schedule of Investments.

ProFund VP Bull

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (92.2%)
3M Co. (Miscellaneous Manufacturing)	11,745	$874,063
Abbott Laboratories (Pharmaceuticals)	23,838	1,157,573
ACE, Ltd. (Insurance)	5,046	276,168
ADC Telecommunications, Inc. * (Telecommunications)	1,827	27,405
Adobe Systems, Inc. * (Software)	9,048	338,848
Advanced Micro Devices, Inc. * (Semiconductors)	7,569	188,090
Aetna, Inc. (Healthcare - Services)	8,526	337,203
Affiliated Computer Services, Inc. - Class A * (Computers)	1,827	94,748
AFLAC, Inc. (Insurance)	7,743	354,320
Agilent Technologies, Inc. * (Electronics)	6,351	207,615
Air Products & Chemicals, Inc. (Chemicals)	3,393	225,193
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	1,218	61,619
Alcoa, Inc. (Mining)	13,485	378,120
Allegheny Energy, Inc. * (Electric)	2,523	101,349
Allegheny Technologies, Inc. (Iron/Steel)	1,566	97,390
Allergan, Inc. (Pharmaceuticals)	2,349	264,521
Allied Waste Industries, Inc. * (Environmental Control)	3,915	44,122
Allstate Corp. (Insurance)	9,831	616,699
Alltel Corp. (Telecommunications)	6,090	337,995
Altera Corp. * (Semiconductors)	5,568	102,340
Altria Group, Inc. (Agriculture)	32,625	2,497,444
Amazon.com, Inc. * (Internet)	4,872	156,489
Ambac Financial Group, Inc. (Insurance)	1,653	136,786
Ameren Corp. (Electric)	3,219	169,931
American Electric Power, Inc. (Electric)	6,177	224,657
American Express Co. (Diversified Financial Services)	18,966	1,063,613
American International Group, Inc. (Insurance)	40,542	2,686,312
American Power Conversion Corp. (Electrical Components & Equipment)	2,610	57,316
American Standard Cos. (Building Materials)	2,697	113,193
Ameriprise Financial, Inc. (Diversified Financial Services)	3,828	179,533
AmerisourceBergen Corp. (Pharmaceuticals)	3,132	141,566
Amgen, Inc. * (Biotechnology)	18,270	1,306,852
AmSouth Bancorp (Banks)	5,307	154,115
Anadarko Petroleum Corp. (Oil & Gas)	7,134	312,683
Analog Devices, Inc. (Semiconductors)	5,481	161,087
Anheuser-Busch Cos., Inc. (Beverages)	12,006	570,405
AON Corp. (Insurance)	4,872	165,015
Apache Corp. (Oil & Gas)	5,133	324,406
Apartment Investment and Management Co. - Class A (REIT)	1,479	80,472

See accompanying notes to the Schedules of Portfolio Investments.

Apollo Group, Inc. - Class A * (Commercial Services)	2,175	107,097
Apple Computer, Inc. * (Computers)	13,224	1,018,645
Applera Corp. - Applied Biosystems Group (Electronics)	2,871	95,059
Applied Materials, Inc. (Semiconductors)	23,925	424,190
Archer-Daniels-Midland Co. (Agriculture)	10,179	385,581
Archstone-Smith Trust (REIT)	3,306	179,979
Ashland, Inc. (Chemicals)	957	61,037
AT&T, Inc. (Telecommunications)	60,552	1,971,573
Autodesk, Inc. * (Software)	3,654	127,086
Automatic Data Processing, Inc. (Software)	8,700	411,858
AutoNation, Inc. * (Retail)	2,349	49,094
AutoZone, Inc. * (Retail)	783	80,884
Avaya, Inc. * (Telecommunications)	7,134	81,613
Avery Dennison Corp. (Household Products/Wares)	1,479	88,991
Avon Products, Inc. (Cosmetics/Personal Care)	6,960	213,394
Baker Hughes, Inc. (Oil & Gas Services)	5,133	350,071
Ball Corp. (Packaging & Containers)	1,653	66,864
Bank of America Corp. (Banks)	70,557	3,779,739
Bank of New York Co., Inc. (Banks)	11,919	420,264
Bard (C.R.), Inc. (Healthcare - Products)	1,653	123,975
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,653	85,857
Bausch & Lomb, Inc. (Healthcare - Products)	870	43,613
Baxter International, Inc. (Healthcare - Products)	10,179	462,737
BB&T Corp. (Banks)	8,352	365,651
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,914	268,151
Becton, Dickinson & Co. (Healthcare - Products)	3,828	270,525
Bed Bath & Beyond, Inc. * (Retail)	4,437	169,760
BellSouth Corp. (Telecommunications)	28,275	1,208,756
Bemis Co., Inc. (Packaging & Containers)	1,653	54,318
Best Buy Co., Inc. (Retail)	6,351	340,160
Big Lots, Inc. * (Retail)	1,740	34,469
Biogen Idec, Inc. * (Biotechnology)	5,394	241,004
Biomet, Inc. (Healthcare - Products)	3,828	123,223
BJ Services Co. (Oil & Gas Services)	4,698	141,551
Black & Decker Corp. (Hand/Machine Tools)	1,131	89,745
BMC Software, Inc. * (Software)	3,219	87,621
Boeing Co. (Aerospace/Defense)	12,354	974,113
Boston Properties, Inc. (REIT)	1,740	179,812
Boston Scientific Corp. * (Healthcare - Products)	18,357	271,500
Bristol-Myers Squibb Co. (Pharmaceuticals)	30,624	763,150
Broadcom Corp. - Class A * (Semiconductors)	7,308	221,725
Brown-Forman Corp. (Beverages)	1,218	93,360

See accompanying notes to the Schedules of Portfolio Investments.

Brunswick Corp. (Leisure Time)	1,479	46,130
Burlington Northern Santa Fe Corp. (Transportation)	5,655	415,303
CA, Inc. (Software)	6,873	162,821
Campbell Soup Co. (Food)	3,567	130,196
Capital One Financial Corp. (Diversified Financial Services)	4,785	376,388
Cardinal Health, Inc. (Pharmaceuticals)	6,351	417,515
Caremark Rx, Inc. (Pharmaceuticals)	6,612	374,702
Carnival Corp. (Leisure Time)	6,960	327,329
Caterpillar, Inc. (Machinery - Construction & Mining)	10,179	669,778
CBS Corp. - Class B (Media)	12,180	343,111
CenterPoint Energy, Inc. (Electric)	4,872	69,767
Centex Corp. (Home Builders)	1,827	96,137
CenturyTel, Inc. (Telecommunications)	1,827	72,477
Chesapeake Energy Corp. (Oil & Gas)	5,916	171,446
ChevronTexaco Corp. (Oil & Gas)	34,278	2,223,271
Chicago Mercantile Exchange (Diversified Financial Services)	522	249,647
Chubb Corp. (Insurance)	6,438	334,518
Ciena Corp. * (Telecommunications)	1,317	35,888
CIGNA Corp. (Insurance)	1,740	202,397
Cincinnati Financial Corp. (Insurance)	2,697	129,618
Cintas Corp. (Textiles)	2,088	85,253
Circuit City Stores, Inc. (Retail)	2,175	54,614
Cisco Systems, Inc. * (Telecommunications)	95,178	2,189,095
CIT Group, Inc. (Diversified Financial Services)	3,132	152,309
Citigroup, Inc. (Diversified Financial Services)	77,082	3,828,662
Citizens Communications Co. (Telecommunications)	4,959	69,624
Citrix Systems, Inc. * (Software)	2,871	103,959
Clear Channel Communications, Inc. (Media)	7,743	223,386
Clorox Co. (Household Products/Wares)	2,349	147,987
CMS Energy Corp. * (Electric)	3,480	50,251
Coach, Inc. * (Apparel)	5,742	197,525
Coca-Cola Co. (Beverages)	31,755	1,418,813
Coca-Cola Enterprises, Inc. (Beverages)	4,263	88,798
Colgate-Palmolive Co. (Cosmetics/Personal Care)	8,091	502,451
Comcast Corp. - Special Class A * (Media)	32,625	1,202,230
Comerica, Inc. (Banks)	2,523	143,609
Commerce Bancorp, Inc. (Banks)	2,871	105,394
Compass Bancshares, Inc. (Banks)	2,001	114,017
Computer Sciences Corp. * (Computers)	2,697	132,477
Compuware Corp. * (Software)	5,829	45,408
Comverse Technology, Inc. * (Telecommunications)	3,132	67,150
ConAgra Foods, Inc. (Food)	8,004	195,938
ConocoPhillips (Oil & Gas)	25,665	1,527,837
CONSOL Energy, Inc. (Coal)	2,871	91,097
Consolidated Edison, Inc. (Electric)	3,828	176,854
Constellation Brands, Inc. * (Beverages)	3,306	95,147

See accompanying notes to the Schedules of Portfolio Investments.

Constellation Energy Group, Inc. (Electric)	2,784	164,813
Convergys Corp. * (Commercial Services)	2,175	44,914
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,392	118,626
Corning, Inc. * (Telecommunications)	24,273	592,504
Costco Wholesale Corp. (Retail)	7,308	363,061
Countrywide Credit Industries, Inc. (Diversified Financial Services)	9,570	335,333
Coventry Health Care, Inc. * (Healthcare - Services)	2,436	125,503
CSX Corp. (Transportation)	6,873	225,641
Cummins, Inc. (Machinery-Diversified)	783	93,357
CVS Corp. (Retail)	12,789	410,783
D.R. Horton, Inc. (Home Builders)	4,263	102,099
Danaher Corp. (Miscellaneous Manufacturing)	3,654	250,920
Darden Restaurants, Inc. (Retail)	2,262	96,067
Dean Foods Co. * (Food)	2,088	87,738
Deere & Co. (Machinery-Diversified)	3,567	299,307
Dell, Inc. * (Computers)	35,409	808,742
Devon Energy Corp. (Oil & Gas)	6,873	434,030
Dillards, Inc. - Class A (Retail)	957	31,323
Dollar General Corp. (Retail)	4,872	66,405
Dominion Resources, Inc. (Electric)	5,481	419,242
Dover Corp. (Miscellaneous Manufacturing)	3,132	148,582
Dow Jones & Co., Inc. (Media)	1,044	35,016
DTE Energy Co. (Electric)	2,784	115,564
Du Pont (Chemicals)	14,355	614,969
Duke Energy Corp. (Electric)	19,488	588,538
Dynegy, Inc. - Class A * (Pipelines)	5,916	32,775
E*TRADE Financial Corp. * (Diversified Financial Services)	6,699	160,240
Eastman Chemical Co. (Chemicals)	1,305	70,496
Eastman Kodak Co. (Miscellaneous Manufacturing)	4,437	99,389
Eaton Corp. (Miscellaneous Manufacturing)	2,349	161,729
eBay, Inc. * (Internet)	18,270	518,137
Ecolab, Inc. (Chemicals)	2,784	119,211
Edison International (Electric)	5,046	210,115
El Paso Corp. (Pipelines)	10,875	148,335
Electronic Arts, Inc. * (Software)	4,785	266,429
Electronic Data Systems Corp. (Computers)	8,091	198,391
Eli Lilly & Co. (Pharmaceuticals)	15,312	872,784
Embarq Corp. (Telecommunications)	2,349	113,621
EMC Corp. * (Computers)	35,844	429,411
Emerson Electric Co. (Electrical Components & Equipment)	6,351	532,594
Entergy Corp. (Electric)	3,219	251,822
EOG Resources, Inc. (Oil & Gas)	3,741	243,352
Equifax, Inc. (Commercial Services)	2,001	73,457
Equity Office Properties Trust (REIT)	5,481	217,925
Equity Residential Properties Trust (REIT)	4,524	228,824
Exelon Corp. (Electric)	10,440	632,038
Express Scripts, Inc. * (Pharmaceuticals)	2,175	164,191
Exxon Mobil Corp. (Oil & Gas)	92,655	6,217,150

See accompanying notes to the Schedules of Portfolio Investments.

Family Dollar Stores, Inc. (Retail)	2,349	68,685
Fannie Mae (Diversified Financial Services)	15,051	841,501
Federated Department Stores, Inc. (Retail)	8,439	364,649
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,392	47,064
FedEx Corp. (Transportation)	4,785	520,034
Fifth Third Bancorp (Banks)	8,700	331,296
First Data Corp. (Software)	11,919	500,598
First Horizon National Corp. (Banks)	1,914	72,751
FirstEnergy Corp. (Electric)	5,133	286,729
Fiserv, Inc. * (Software)	2,697	127,002
Fisher Scientific International, Inc. * (Electronics)	1,914	149,751
Fluor Corp. (Engineering & Construction)	1,392	107,031
Ford Motor Co. (Auto Manufacturers)	29,319	237,191
Forest Laboratories, Inc. * (Pharmaceuticals)	4,959	250,975
Fortune Brands, Inc. (Household Products/Wares)	2,349	176,433
FPL Group, Inc. (Electric)	6,264	281,880
Franklin Resources, Inc. (Diversified Financial Services)	2,610	276,008
Freddie Mac (Diversified Financial Services)	10,788	715,568
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,045	162,177
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	6,351	241,402
Gannett Co., Inc. (Media)	3,654	207,657
General Dynamics Corp. (Aerospace/Defense)	6,264	448,941
General Electric Co. (Miscellaneous Manufacturing)	160,863	5,678,463
General Mills, Inc. (Food)	5,481	310,224
General Motors Corp. (Auto Manufacturers)	8,787	292,255
Genuine Parts Co. (Distribution/Wholesale)	2,697	116,321
Genworth Financial, Inc. - Class A (Diversified Financial Services)	7,134	249,761
Genzyme Corp. * (Biotechnology)	4,089	275,885
Gilead Sciences, Inc. * (Pharmaceuticals)	7,134	490,106
Golden West Financial Corp. (Savings & Loans)	4,176	322,596
Goodrich Corp. (Aerospace/Defense)	1,914	77,555
Google, Inc. - Class A * (Internet)	3,306	1,328,681
H & R Block, Inc. (Commercial Services)	5,046	109,700
Halliburton Co. (Oil & Gas Services)	16,095	457,903
Harley-Davidson, Inc. (Leisure Time)	4,089	256,585
Harman International Industries, Inc. (Home Furnishings)	1,044	87,111
Harrah’s Entertainment, Inc. (Lodging)	2,871	190,721
Hartford Financial Services Group, Inc. (Insurance)	4,698	407,552
Hasbro, Inc. (Toys/Games/Hobbies)	2,523	57,398
HCA, Inc. (Healthcare - Services)	6,612	329,873
Health Management Associates, Inc. - Class A (Healthcare - Services)	3,741	78,187

See accompanying notes to the Schedules of Portfolio Investments.

Heinz (H.J.) Co. (Food)	5,133	215,227
Hercules, Inc. * (Chemicals)	1,740	27,440
Hess Corp. (Oil & Gas)	3,741	154,952
Hewlett-Packard Co. (Computers)	42,717	1,567,287
Hilton Hotels Corp. (Lodging)	6,003	167,184
Home Depot, Inc. (Retail)	32,190	1,167,532
Honeywell International, Inc. (Miscellaneous Manufacturing)	12,789	523,070
Hospira, Inc. * (Pharmaceuticals)	2,436	93,226
Humana, Inc. * (Healthcare - Services)	2,610	172,495
Huntington Bancshares, Inc. (Banks)	3,741	89,522
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	6,525	292,973
IMS Health, Inc. (Software)	3,132	83,436
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	5,046	191,647
Intel Corp. (Semiconductors)	89,871	1,848,645
International Business Machines Corp. (Computers)	23,751	1,946,157
International Flavors & Fragrances, Inc. (Chemicals)	1,218	48,160
International Game Technology (Entertainment)	5,307	220,241
International Paper Co. (Forest Products & Paper)	7,656	265,127
Interpublic Group of Cos., Inc. * (Advertising)	6,873	68,043
Intuit, Inc. * (Software)	5,307	170,302
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,871	147,196
J.C. Penney Co., Inc. (Holding Company) (Retail)	3,480	237,997
J.P. Morgan Chase & Co. (Diversified Financial Services)	54,114	2,541,192
Jabil Circuit, Inc. (Electronics)	2,871	82,024
Janus Capital Group, Inc. (Diversified Financial Services)	3,219	63,479
JDS Uniphase Corp. * (Telecommunications)	26,274	57,540
Johnson & Johnson (Healthcare - Products)	45,588	2,960,485
Johnson Controls, Inc. (Auto Parts & Equipment)	3,045	218,448
Jones Apparel Group, Inc. (Apparel)	1,740	56,446
Juniper Networks, Inc. * (Telecommunications)	8,787	151,839
KB Home (Home Builders)	1,218	53,348
Kellogg Co. (Food)	3,915	193,871
KeyCorp (Banks)	6,264	234,524
KeySpan Corp. (Gas)	2,697	110,955
Kimberly-Clark Corp. (Household Products/Wares)	7,134	466,279
Kimco Realty Corp. (REIT)	3,393	145,458
Kinder Morgan, Inc. (Pipelines)	1,653	173,317
King Pharmaceuticals, Inc. * (Pharmaceuticals)	3,828	65,191
KLA -Tencor Corp. (Semiconductors)	3,132	139,280
Kohls Corp. * (Retail)	5,133	333,234
Kroger Co. (Food)	11,223	259,700
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,914	149,924

See accompanying notes to the Schedules of Portfolio Investments.

Laboratory Corp. of America Holdings * (Healthcare - Services)	1,914	125,501
Legg Mason, Inc. (Diversified Financial Services)	2,001	201,821
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,784	69,684
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	8,352	616,879
Lennar Corp. - Class A (Home Builders)	2,175	98,419
Lexmark International, Inc. - Class A * (Computers)	1,566	90,296
Limited, Inc. (Retail)	5,307	140,582
Lincoln National Corp. (Insurance)	4,437	275,449
Linear Technology Corp. (Semiconductors)	4,698	146,202
Liz Claiborne, Inc. (Apparel)	1,566	61,873
Lockheed Martin Corp. (Aerospace/Defense)	5,568	479,182
Loews Corp. (Insurance)	7,134	270,379
Louisiana-Pacific Corp. (Forest Products & Paper)	1,653	31,027
Lowe’s Cos., Inc. (Retail)	23,838	668,894
LSI Logic Corp. * (Semiconductors)	6,264	51,490
Lucent Technologies, Inc. * (Telecommunications)	69,861	163,475
M&T Bank Corp. (Banks)	1,218	146,111
Manor Care, Inc. (Healthcare - Services)	1,131	59,129
Marathon Oil Corp. (Oil & Gas)	5,568	428,179
Marriott International, Inc. - Class A (Lodging)	5,394	208,423
Marsh & McLennan Cos., Inc. (Insurance)	8,613	242,456
Marshall & Ilsley Corp. (Banks)	4,002	192,816
Masco Corp. (Building Materials)	6,177	169,373
Mattel, Inc. (Toys/Games/Hobbies)	5,916	116,545
Maxim Integrated Products, Inc. (Semiconductors)	4,959	139,199
MBIA, Inc. (Insurance)	2,088	128,287
McCormick & Co., Inc. (Food)	2,088	79,302
McDonald’s Corp. (Retail)	19,140	748,758
McGraw-Hill Cos., Inc. (Media)	5,481	318,062
McKesson Corp. (Commercial Services)	4,698	247,678
MeadWestvaco Corp. (Forest Products & Paper)	2,784	73,804
Medco Health Solutions, Inc. * (Pharmaceuticals)	4,611	277,167
MedImmune, Inc. * (Biotechnology)	3,741	109,275
Medtronic, Inc. (Healthcare - Products)	17,922	832,298
Mellon Financial Corp. (Banks)	6,438	251,726
Merck & Co., Inc. (Pharmaceuticals)	33,930	1,421,667
Meredith Corp. (Media)	609	30,042
Merrill Lynch & Co., Inc. (Diversified Financial Services)	16,800	1,314,096
MetLife, Inc. (Insurance)	11,832	670,637
MGIC Investment Corp. (Insurance)	1,305	78,261
Micron Technology, Inc. * (Semiconductors)	11,397	198,308
Microsoft Corp. (Software)	134,589	3,678,317
Millipore Corp. * (Biotechnology)	870	53,331

See accompanying notes to the Schedules of Portfolio Investments.

Molex, Inc. (Electrical Components & Equipment)	2,175	84,760
Molson Coors Brewing Co. - Class B (Beverages)	696	47,954
Monsanto Co. (Agriculture)	8,439	396,717
Monster Worldwide, Inc. * (Internet)	2,001	72,416
Moody’s Corp. (Commercial Services)	3,654	238,899
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	16,704	1,217,889
Motorola, Inc. (Telecommunications)	38,193	954,825
Murphy Oil Corp. (Oil & Gas)	2,871	136,516
Mylan Laboratories, Inc. (Pharmaceuticals)	3,306	66,550
Nabors Industries, Ltd. * (Oil & Gas)	4,959	147,530
National City Corp. (Banks)	9,396	343,894
National Semiconductor Corp. (Semiconductors)	4,611	108,497
National-Oilwell Varco, Inc. * (Oil & Gas Services)	2,697	157,909
Navistar International Corp. * (Auto Manufacturers)	957	24,710
NCR Corp. * (Computers)	2,784	109,912
Network Appliance, Inc. * (Computers)	5,829	215,731
Newell Rubbermaid, Inc. (Housewares)	4,350	123,192
Newmont Mining Corp. (Mining)	7,047	301,259
News Corp. - Class A (Media)	36,453	716,301
NICOR, Inc. (Gas)	696	29,761
NIKE, Inc. - Class B (Apparel)	2,958	259,179
NiSource, Inc. (Electric)	4,263	92,678
Noble Corp. (Oil & Gas)	2,175	139,592
Nordstrom, Inc. (Retail)	3,567	150,884
Norfolk Southern Corp. (Transportation)	6,438	283,594
North Fork Bancorp, Inc. (Banks)	7,221	206,809
Northern Trust Corp. (Banks)	2,958	172,836
Northrop Grumman Corp. (Aerospace/Defense)	5,394	367,170
Novell, Inc. * (Software)	5,307	32,479
Novellus Systems, Inc. * (Semiconductors)	1,914	52,941
Nucor Corp. (Iron/Steel)	4,785	236,809
NVIDIA Corp. * (Semiconductors)	5,481	162,183
Occidental Petroleum Corp. (Oil & Gas)	13,398	644,578
Office Depot, Inc. * (Retail)	4,437	176,149
OfficeMax, Inc. (Retail)	1,131	46,077
Omnicom Group, Inc. (Advertising)	2,697	252,439
Oracle Corp. * (Software)	62,901	1,115,864
PACCAR, Inc. (Auto Manufacturers)	3,915	223,233
Pactiv Corp. * (Packaging & Containers)	2,175	61,814
Pall Corp. (Miscellaneous Manufacturing)	1,914	58,970
Parametric Technology Corp. * (Software)	1,740	30,380
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,914	148,775
Patterson Cos., Inc. * (Healthcare - Products)	2,175	73,102
Paychex, Inc. (Commercial Services)	5,307	195,563
Peoples Energy Corp. (Gas)	609	24,756
PepsiCo, Inc. (Beverages)	25,665	1,674,898

See accompanying notes to the Schedules of Portfolio Investments.

PerkinElmer, Inc. (Electronics)	1,914	36,232
Pfizer, Inc. (Pharmaceuticals)	113,622	3,222,320
PG&E Corp. (Electric)	5,394	224,660
Phelps Dodge Corp. (Mining)	3,219	272,649
Pinnacle West Capital Corp. (Electric)	1,566	70,548
Pitney Bowes, Inc. (Office/Business Equipment)	3,480	154,408
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,784	94,767
PMC-Sierra, Inc. * (Semiconductors)	3,219	19,121
PNC Financial Services Group (Banks)	4,611	334,021
PPG Industries, Inc. (Chemicals)	2,610	175,079
PPL Corp. (Electric)	5,916	194,636
Praxair, Inc. (Chemicals)	5,046	298,521
Principal Financial Group, Inc. (Insurance)	4,176	226,673
Procter & Gamble Co. (Cosmetics/Personal Care)	49,503	3,068,196
Progress Energy, Inc. (Electric)	3,915	177,663
Progressive Corp. (Insurance)	12,006	294,627
Prologis (REIT)	3,828	218,426
Prudential Financial, Inc. (Insurance)	7,569	577,136
Public Service Enterprise Group, Inc. (Electric)	3,915	239,559
Public Storage, Inc. (REIT)	1,653	142,141
Pulte Homes, Inc. (Home Builders)	3,306	105,329
QLogic Corp. * (Semiconductors)	2,523	47,685
Qualcomm, Inc. (Telecommunications)	25,752	936,085
Quest Diagnostics, Inc. (Healthcare - Services)	2,523	154,307
Qwest Communications International, Inc. * (Telecommunications)	24,969	217,730
R.R. Donnelley & Sons Co. (Commercial Services)	3,393	111,833
RadioShack Corp. (Retail)	2,088	40,298
Raytheon Co. (Aerospace/Defense)	6,960	334,150
Realogy Corp. * (Real Estate)	3,219	73,007
Regions Financial Corp. (Banks)	7,047	259,259
Reynolds American, Inc. (Agriculture)	2,697	167,133
Robert Half International, Inc. (Commercial Services)	2,697	91,617
Rockwell Collins, Inc. (Aerospace/Defense)	2,697	147,903
Rockwell International Corp. (Machinery-Diversified)	2,784	161,750
Rohm & Haas Co. (Chemicals)	2,262	107,106
Rowan Cos., Inc. (Oil & Gas)	1,740	55,036
Ryder System, Inc. (Transportation)	957	49,458
Sabre Holdings Corp. (Leisure Time)	2,088	48,838
SAFECO Corp. (Insurance)	1,827	107,665
Safeway, Inc. (Food)	6,960	211,236
SanDisk Corp. * (Computers)	3,045	163,029
Sanmina-SCI Corp. * (Electronics)	8,265	30,911
Sara Lee Corp. (Food)	11,832	190,140
Schering-Plough Corp. (Pharmaceuticals)	23,055	509,285
Schlumberger, Ltd. (Oil & Gas Services)	18,444	1,144,080
Schwab (Diversified Financial Services)	16,095	288,101
Sealed Air Corp. (Packaging & Containers)	1,305	70,626
Sears Holdings Corp. * (Retail)	1,305	206,307

See accompanying notes to the Schedules of Portfolio Investments.

Sempra Energy (Gas)	4,089	205,472
Sherwin-Williams Co. (Chemicals)	1,740	97,057
Sigma-Aldrich Corp. (Chemicals)	1,044	78,999
Simon Property Group, Inc. (REIT)	3,480	315,357
SLM Corp. (Diversified Financial Services)	6,351	330,125
Smith International, Inc. (Oil & Gas Services)	3,132	121,522
Snap-on, Inc. (Hand/Machine Tools)	870	38,759
Solectron Corp. * (Electronics)	14,268	46,514
Southern Co. (Electric)	11,571	398,737
Southwest Airlines Co. (Airlines)	12,267	204,368
Sovereign Bancorp, Inc. (Savings & Loans)	5,568	119,768
Sprint Corp. (Telecommunications)	46,545	798,247
St. Jude Medical, Inc. * (Healthcare - Products)	5,481	193,424
St. Paul Cos., Inc. (Insurance)	10,788	505,849
Staples, Inc. (Retail)	11,310	275,172
Starbucks Corp. * (Retail)	11,745	399,917
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	3,393	194,046
State Street Corp. (Banks)	5,133	320,299
Stryker Corp. (Healthcare - Products)	4,611	228,659
Sun Microsystems, Inc. * (Computers)	54,723	271,973
Sunoco, Inc. (Oil & Gas)	2,001	124,442
SunTrust Banks, Inc. (Banks)	5,655	437,018
SuperValu, Inc. (Food)	3,306	98,023
Symantec Corp. * (Internet)	15,399	327,691
Symbol Technologies, Inc. (Electronics)	3,915	58,177
Synovus Financial Corp. (Banks)	5,046	148,201
Sysco Corp. (Food)	9,657	323,026
T. Rowe Price Group, Inc. (Diversified Financial Services)	4,089	195,659
Target Corp. (Retail)	13,398	740,241
TECO Energy, Inc. (Electric)	3,219	50,377
Tektronix, Inc. (Electronics)	1,305	37,754
Tellabs, Inc. * (Telecommunications)	6,960	76,282
Temple-Inland, Inc. (Forest Products & Paper)	1,653	66,285
Tenet Healthcare Corp. * (Healthcare - Services)	7,308	59,487
Teradyne, Inc. * (Semiconductors)	3,045	40,072
Texas Instruments, Inc. (Semiconductors)	23,925	795,505
Textron, Inc. (Miscellaneous Manufacturing)	2,001	175,088
The AES Corp. * (Electric)	10,266	209,324
The Dow Chemical Co. (Chemicals)	14,964	583,297
The E.W. Scripps Co. - Class A (Media)	1,305	62,549
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	2,001	80,700
The Gap, Inc. (Retail)	8,352	158,270
The Goldman Sachs Group, Inc. (Diversified Financial Services)	8,150	1,378,735
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,784	40,368
The Hershey Co. (Food)	2,697	144,155
The New York Times Co. - Class A (Media)	2,262	51,981

See accompanying notes to the Schedules of Portfolio Investments.

The Pepsi Bottling Group, Inc. (Beverages)	2,088	74,124
The Stanley Works (Hand/Machine Tools)	1,218	60,717
Thermo Electron Corp. * (Electronics)	2,436	95,808
Tiffany & Co. (Retail)	2,175	72,210
Time Warner, Inc. (Media)	63,423	1,156,201
TJX Cos., Inc. (Retail)	7,047	197,527
Torchmark Corp. (Insurance)	1,566	98,830
Transocean Sedco Forex, Inc. * (Oil & Gas)	4,872	356,777
Tribune Co. (Media)	2,958	96,786
TXU Corp. (Electric)	7,221	451,457
Tyco International, Ltd. (Miscellaneous Manufacturing)	31,407	879,082
Tyson Foods, Inc. - Class A (Food)	3,915	62,170
U.S. Bancorp (Banks)	27,666	919,065
Union Pacific Corp. (Transportation)	4,176	367,488
Unisys Corp. * (Computers)	5,394	30,530
United Parcel Service, Inc. - Class B (Transportation)	16,878	1,214,203
United States Steel Corp. (Iron/Steel)	1,914	110,400
United Technologies Corp. (Aerospace/Defense)	15,747	997,572
UnitedHealth Group, Inc. (Healthcare - Services)	20,967	1,031,575
Univision Communications, Inc. - Class A * (Media)	3,915	134,441
UnumProvident Corp. (Insurance)	5,307	102,903
UST, Inc. (Agriculture)	2,523	138,336
V. F. Corp. (Apparel)	1,392	101,546
Valero Energy Corp. (Oil & Gas)	9,570	492,568
VeriSign, Inc. * (Internet)	3,828	77,326
Verizon Communications, Inc. (Telecommunications)	45,153	1,676,531
Viacom, Inc. - Class B * (Media)	11,049	410,802
Vornado Realty Trust (REIT)	1,914	208,626
Vulcan Materials Co. (Building Materials)	1,479	115,732
W.W. Grainger, Inc. (Distribution/Wholesale)	1,131	75,800
Wachovia Corp. (Banks)	24,795	1,383,561
Wal-Mart Stores, Inc. (Retail)	38,367	1,892,261
Walgreen Co. (Retail)	15,747	699,009
Walt Disney Co. (Media)	32,538	1,005,750
Washington Mutual, Inc. (Savings & Loans)	15,051	654,267
Waste Management, Inc. (Environmental Control)	8,439	309,543
Waters Corp. * (Electronics)	1,566	70,908
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,566	40,982
Weatherford International, Ltd. * (Oil & Gas Services)	5,394	225,038
WellPoint, Inc. * (Healthcare - Services)	9,657	744,072
Wells Fargo & Co. (Banks)	52,461	1,898,039
Wendy’s International, Inc. (Retail)	1,827	122,409
Weyerhaeuser Co. (Forest Products & Paper)	3,828	235,537
Whirlpool Corp. (Home Furnishings)	1,218	102,446
Whole Foods Market, Inc. (Food)	2,175	129,260

See accompanying notes to the Schedules of Portfolio Investments.

Williams Cos., Inc. (Pipelines)	9,309	222,206
Windstream Corp. (Telecommunications)	7,395	97,540
Wrigley (Wm.) Jr. Co. (Food)	3,393	156,282
Wyeth (Pharmaceuticals)	20,967	1,065,962
Wyndham Worldwide Corp.	3,132	87,602
Xcel Energy, Inc. (Electric)	6,351	131,148
Xerox Corp. * (Office/Business Equipment)	15,225	236,901
Xilinx, Inc. (Semiconductors)	5,307	116,489
XL Capital, Ltd. - Class A (Insurance)	2,784	191,261
XTO Energy, Inc. (Oil & Gas)	5,742	241,910
Yahoo!, Inc. * (Internet)	19,401	490,457
YUM! Brands, Inc. (Retail)	4,176	217,361
Zimmer Holdings, Inc. * (Healthcare - Products)	3,741	252,518
Zions Bancorp (Banks)	1,653	131,926

TOTAL COMMON STOCKS (Cost $130,714,567)		187,916,871

	Principal Amount
Repurchase Agreements (5.4%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $10,993,487 (Collateralized by $11,405,000 Federal Home Loan Bank, 4.375%, 9/17/10, market value $11,212,026)	$10,989,000	10,989,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,989,000)		10,989,000

TOTAL INVESTMENT SECURITIES (Cost $141,703,567) - 97.6% of net assets		$198,905,871

Percentages indicated are based on net assets of $203,850,476. * Non-income producing security REIT Real Estate Investment Trust Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2006
(Underlying face amount at value $19,170,525)	57	$253,544
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $1,008,750)	15	(15,102)

	Shares	Value
Securities Sold Short (NM)
Tim Hortons, Inc. ** (Food)	2,474	$64,720

TOTAL SECURITIES SOLD SHORT (Proceeds $64,718)		$64,720

**	Represents a security purchased on a when-issued basis. At September 30, 2006, total cost of investments purchased on a when-issued basis for ProFund VP Bull was $64,718.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Advertising	0.2%
Aerospace/Defense	2.0%
Agriculture	1.8%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.1%
Banks	6.4%
Beverages	2.0%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Coal	NM
Commercial Services	0.6%
Computers	3.5%
Cosmetics/Personal Care	1.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	8.2%
Electric	2.9%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.4%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	2.9%
Healthcare-Services	1.6%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.5%
Internet	1.5%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.3%
Media	2.9%
Mining	0.5%
Miscellaneous Manufacturing	4.8%
Office/Business Equipment	0.2%
Oil & Gas	7.1%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	5.8%
Pipelines	0.3%
Real Estate	NM
Real Estate Investment Trust	0.9%
Retail	5.3%
Savings & Loans	0.5%
Semiconductors	2.6%
Software	3.6%
Telecommunications	5.8%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other***	5.4%

***	Includes non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (77.4%)
3Com Corp. * (Telecommunications)	36,808	$162,323
AAR Corp. * (Aerospace/Defense)	4,280	102,035
Aaron Rents, Inc. (Commercial Services)	4,708	108,190
ABM Industries, Inc. (Commercial Services)	6,420	120,439
Acadia Realty Trust (REIT)	7,704	196,452
Acco Brands Corp. * (Household Products/Wares)	5,136	114,327
Accredited Home Lenders * (Diversified Financial Services)	1,712	61,529
Actel Corp. * (Semiconductors)	6,420	99,831
Actuant Corp. - Class A (Miscellaneous Manufacturing)	2,568	128,657
Acuity Brands, Inc. (Miscellaneous Manufacturing)	4,280	194,312
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	2,996	109,624
Administaff, Inc. (Commercial Services)	2,568	86,542
Adolor Corp. * (Pharmaceuticals)	5,136	71,236
ADTRAN, Inc. (Telecommunications)	6,420	153,053
Advance America Cash Advance Centers, Inc. (Commercial Services)	7,704	111,092
Advanta Corp. - Class B (Diversified Financial Services)	2,996	110,552
Advent Software, Inc. * (Software)	2,568	92,987
Advisory Board Co. * (Commercial Services)	2,568	129,735
Aeroflex, Inc. * (Telecommunications)	9,416	96,796
Aeropostale, Inc. * (Retail)	5,136	150,125
Affordable Residential Communities * (REIT)	8,988	87,094
Affymetrix, Inc. * (Biotechnology)	6,420	138,415
Aftermarket Technology Corp. * (Auto Parts & Equipment)	3,852	68,412
Agile Software Corp. * (Internet)	13,268	86,640
Agilysys, Inc. (Computers)	4,708	66,100
Agree Realty Corp. (REIT)	5,564	182,777
AirTran Holdings, Inc. * (Airlines)	8,988	89,161
AK Steel Holding Corp. * (Iron/Steel)	10,272	124,702
Alaska Air Group, Inc. * (Airlines)	3,424	130,249
Alaska Communications Systems Group, Inc. (Telecommunications)	9,416	124,950
Albany International Corp. - Class A (Machinery-Diversified)	2,996	95,333
Alderwoods Group, Inc. * (Commercial Services)	5,564	110,334
Aleris International, Inc. * (Environmental Control)	2,996	151,418
Alexion Pharmaceuticals, Inc. * (Biotechnology)	3,424	116,348
Alkermes, Inc. * (Pharmaceuticals)	8,560	135,676

See accompanying notes to the Schedules of Portfolio Investments.

Allscripts Healthcare Solutions, Inc. * (Software)	5,564	124,912
Alnylam Pharmaceuticals, Inc. * (Pharmaceuticals)	5,136	74,010
Alpha Natural Resources, Inc. * (Coal)	5,564	87,688
Alpharma, Inc. - Class A (Pharmaceuticals)	4,280	100,109
AMERCO * (Trucking & Leasing)	1,284	95,209
America’s Car-Mart, Inc. * (Retail)	4,708	77,447
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	5,992	100,006
American Campus Communities, Inc. (REIT)	5,992	152,856
American Commercial Lines, Inc. * (Transportation)	2,996	178,112
American Financial Realty Trust (REIT)	14,552	162,400
American Greetings Corp. - Class A (Household Products/Wares)	5,136	118,744
American Home Mortgage Investment Corp. (REIT)	3,852	134,319
American Medical Systems Holdings, Inc. * (Healthcare - Products)	7,704	141,985
American Physicians Capital, Inc. * (Insurance)	2,568	124,240
American Reprographics Co. * (Software)	2,996	96,052
American States Water Co. (Water)	3,852	147,339
AMERIGROUP Corp. * (Healthcare - Services)	4,708	139,121
Amkor Technology, Inc. * (Semiconductors)	10,272	53,004
AMN Healthcare Services, Inc. * (Commercial Services)	4,708	111,815
AmSurg Corp. * (Healthcare - Services)	3,852	85,746
Anaren, Inc. * (Telecommunications)	4,280	90,180
Andrew Corp. * (Telecommunications)	14,980	138,265
Andrx Group * (Pharmaceuticals)	6,848	167,297
Anixter International, Inc. (Telecommunications)	2,996	169,184
ANSYS, Inc. * (Software)	2,996	132,363
Apogee Enterprises, Inc. (Building Materials)	6,420	97,648
Apollo Investment Corp. (Investment Companies)	9,416	193,123
Applebee’s International, Inc. (Retail)	8,132	174,919
Applera Corp. - Celera Genomics Group * (Biotechnology)	9,844	137,028
Applied Industrial Technologies, Inc. (Machinery-Diversified)	5,136	125,318
Applied Micro Circuits Corp. * (Semiconductors)	33,384	96,480
Apria Healthcare Group, Inc. * (Healthcare - Services)	5,136	101,385
aQuantive, Inc. * (Internet)	6,848	161,750
Aquila, Inc. * (Electric)	41,516	179,764
Arbitron, Inc. (Commercial Services)	2,996	110,882

See accompanying notes to the Schedules of Portfolio Investments.

Arch Chemicals, Inc. (Chemicals)	3,424	97,413
Arena Pharmaceuticals, Inc. * (Biotechnology)	6,848	82,039
Ares Capital Corp. (Investment Companies)	8,560	149,115
Ariba, Inc. * (Internet)	9,416	70,526
Arkansas Best Corp. (Transportation)	2,568	110,501
Array BioPharma, Inc. * (Pharmaceuticals)	9,844	83,871
Arris Group, Inc. * (Telecommunications)	10,272	117,717
ArthroCare Corp. * (Healthcare - Products)	2,996	140,393
ArvinMeritor, Inc. (Auto Parts & Equipment)	7,276	103,610
Aspen Technology, Inc. * (Software)	6,420	70,106
Astec Industries, Inc. * (Machinery - Construction & Mining)	2,568	64,842
Atheros Communications * (Telecommunications)	5,136	93,116
Atlas America, Inc. * (Oil & Gas)	2,568	109,602
ATMI, Inc. * (Semiconductors)	4,708	136,862
ATP Oil & Gas Corp. * (Oil & Gas)	2,568	94,862
Atwood Oceanics, Inc. * (Oil & Gas)	2,568	115,483
Avid Technology, Inc. * (Software)	3,852	140,290
Avista Corp. (Electric)	6,848	162,161
Avocent Corp. * (Internet)	4,708	141,805
Axcelis Technologies, Inc. * (Semiconductors)	14,124	99,715
Aztar Corp. * (Lodging)	3,424	181,506
Baldor Electric Co. (Hand/Machine Tools)	4,280	131,952
Bally Technologies, Inc. * (Entertainment)	6,420	112,992
BE Aerospace, Inc. * (Aerospace/Defense)	7,276	153,451
Beacon Roofing Supply, Inc. * (Distribution/Wholesale)	5,136	103,953
BearingPoint, Inc. * (Commercial Services)	18,404	144,655
Belden, Inc. (Electrical Components & Equipment)	4,280	163,624
Belo Corp. - Class A (Media)	9,416	148,867
Benchmark Electronics, Inc. * (Electronics)	5,992	161,065
Berry Petroleum Co. - Class A (Oil & Gas)	3,424	96,420
Big 5 Sporting Goods Corp. (Retail)	4,280	97,584
Big Lots, Inc. * (Retail)	10,700	211,966
Bill Barrett Corp. * (Oil & Gas)	3,424	84,093
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	1,712	121,090
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	9,416	133,990
BioMed Realty Trust, Inc. (REIT)	5,992	181,797
Biosite Diagnostics, Inc. * (Healthcare - Products)	1,712	79,146
Black Hills Corp. (Electric)	4,280	143,851
Blackbaud, Inc. (Software)	5,564	122,352
Blackboard, Inc. * (Software)	3,424	90,736

See accompanying notes to the Schedules of Portfolio Investments.

Blockbuster, Inc. - Class A * (Retail)	22,256	85,463
Blue Nile, Inc. * (Internet)	2,568	93,347
Bob Evans Farms, Inc. (Retail)	4,708	142,558
Books-A-Million, Inc. (Retail)	4,708	84,038
Borders Group, Inc. (Retail)	6,420	130,968
Boston Private Financial Holdings, Inc. (Banks)	5,564	155,124
Bowater, Inc. (Forest Products & Paper)	5,136	105,648
Bowne & Co., Inc. (Commercial Services)	8,132	116,125
Brady Corp. - Class A (Electronics)	4,280	150,485
Briggs & Stratton Corp. (Machinery-Diversified)	4,708	129,705
Bright Horizons Family Solutions, Inc. * (Commercial Services)	3,424	142,884
Brightpoint, Inc. * (Distribution/Wholesale)	5,564	79,120
Bristow Group, Inc. * (Transportation)	2,996	103,062
Broadwing Corp. * (Telecommunications)	8,132	102,626
Brocade Communications Systems, Inc. * (Computers)	24,396	172,236
Brookline Bancorp, Inc. (Savings & Loans)	13,268	182,435
Brooks Automation, Inc. * (Semiconductors)	8,988	117,293
Brown Shoe Co., Inc. (Retail)	3,424	122,716
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	2,996	127,090
Building Materials Holding Corp. (Distribution/Wholesale)	3,424	89,092
CACI International, Inc. - Class A * (Computers)	2,568	141,266
Calamos Asset Management, Inc. (Diversified Financial Services)	3,424	100,392
California Water Service Group (Water)	3,852	142,254
Callaway Golf Co. (Leisure Time)	8,988	117,833
Cambrex Corp. (Biotechnology)	4,708	97,503
Capital Bancorp Ltd. (Banks)	3,424	152,368
Capital Lease Funding, Inc. (REIT)	9,416	104,423
Capital Senior Living Corp. * (Healthcare - Services)	8,988	83,139
Carrizo Oil & Gas, Inc. * (Oil & Gas)	3,424	88,305
Carter’s, Inc. * (Apparel)	4,708	124,244
Casey’s General Stores, Inc. (Retail)	5,564	123,910
Cash America International, Inc. (Retail)	3,424	133,810
Catalina Marketing Corp. (Advertising)	4,708	129,470
Cathay Bancorp, Inc. (Banks)	5,992	216,311
Cavco Industries, Inc. * (Home Builders)	2,140	67,431
Cedar Shopping Centers, Inc. (REIT)	9,844	159,177
Celadon Group, Inc. * (Transportation)	3,852	64,097
Centene Corp. * (Healthcare - Services)	4,280	70,363
Center Financial Corp. (Banks)	5,992	142,490

See accompanying notes to the Schedules of Portfolio Investments.

Central European Distribution Corp. * (Distribution/Wholesale)	3,424	80,156
Central Garden & Pet Co. * (Household Products/Wares)	2,568	123,932
Central Pacific Financial Corp. (Banks)	5,136	187,875
Century Aluminum Co. * (Mining)	2,568	86,413
Cenveo, Inc. * (Commercial Services)	6,420	120,824
Cepheid, Inc. * (Healthcare - Products)	7,704	55,623
Ceradyne, Inc. * (Miscellaneous Manufacturing)	2,568	105,519
CF Industries Holdings, Inc. (Chemicals)	7,704	131,507
Champion Enterprises, Inc. * (Home Builders)	8,560	59,064
Chaparral Steel Co. * (Iron/Steel)	2,140	72,888
Charming Shoppes, Inc. * (Retail)	11,556	165,020
Charter Communications, Inc. - Class A * (Media)	68,480	104,090
CharterMac (Diversified Financial Services)	8,132	162,315
Checkpoint Systems, Inc. * (Electronics)	4,708	77,729
Chemed Corp. (Commercial Services)	2,568	82,844
Chesapeake Corp. (Packaging & Containers)	6,420	91,870
Chittenden Corp. (Banks)	7,704	221,028
Christopher & Banks Corp. (Retail)	3,852	113,557
Cincinnati Bell, Inc. * (Telecommunications)	29,104	140,281
CIRCOR International, Inc. (Metal Fabricate/Hardware)	4,708	143,829
Cirrus Logic, Inc. * (Semiconductors)	11,128	81,123
CKE Restaurants, Inc. (Retail)	6,848	114,499
Clarcor, Inc. (Miscellaneous Manufacturing)	5,136	156,597
CLECO Corp. (Electric)	7,276	183,646
Cleveland-Cliffs, Inc. (Iron/Steel)	2,140	81,555
CMGI, Inc. * (Internet)	65,056	68,959
CNET Networks, Inc. * (Internet)	14,980	143,508
CNS, Inc. (Household Products/Wares)	3,852	108,742
Coeur d’Alene Mines Corp. * (Mining)	26,964	127,000
Cogent, Inc. * (Electronics)	4,708	64,641
Cognex Corp. (Machinery-Diversified)	5,136	129,735
Coherent, Inc. * (Electronics)	3,424	118,676
Coinmatch Service Corp. - Class A (Commercial Services)	10,272	102,001
Coinstar, Inc. * (Commercial Services)	3,852	110,861
Comfort Systems USA, Inc. (Building Materials)	5,992	68,668
Commercial Capital Bancorp, Inc. (Savings & Loans)	6,848	109,157
Commscope, Inc. * (Telecommunications)	5,136	168,769
Community Bank System, Inc. (Banks)	7,704	170,721
Compass Minerals International, Inc. (Mining)	5,564	157,518

See accompanying notes to the Schedules of Portfolio Investments.

Comstock Resources, Inc. * (Oil & Gas)	4,280	116,202
Comtech Telecommunications Corp. * (Telecommunications)	2,568	85,977
Conexant Systems, Inc. * (Semiconductors)	47,508	95,016
Conor Medsystems, Inc. * (Pharmaceuticals)	3,424	80,704
Consolidated Communications Holdings, Inc. (Telecommunications)	5,564	104,102
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	8,132	81,808
Corinthian Colleges, Inc. * (Commercial Services)	9,416	101,787
Cornell Companies, Inc. * (Commercial Services)	5,992	103,542
Corus Bankshares, Inc. (Banks)	4,708	105,271
CoStar Group, Inc. * (Commercial Services)	2,140	88,425
Covad Communications Group, Inc. * (Internet)	32,528	48,467
Cox Radio, Inc. - Class A * (Media)	8,988	137,966
Cross Country Healthcare, Inc. * (Commercial Services)	5,564	94,588
Crosstex Energy, Inc. (Oil & Gas)	1,284	115,008
CSG Systems International, Inc. * (Software)	5,136	135,744
CT Communications, Inc. (Telecommunications)	5,564	120,850
CTS Corp. (Electronics)	7,276	100,263
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	5,992	130,266
Cumulus Media, Inc. - Class A * (Media)	8,988	85,925
Curtiss-Wright Corp. (Aerospace/Defense)	4,280	129,898
CV Therapeutics, Inc. * (Pharmaceuticals)	5,992	66,751
Cymer, Inc. * (Electronics)	3,852	169,141
Daktronics, Inc. (Electronics)	4,280	88,553
Delta & Pine Land Co. (Agriculture)	4,280	173,340
Delta Petroleum Corp. * (Oil & Gas)	6,420	144,578
Deluxe Corp. (Commercial Services)	5,992	102,463
DepoMed, Inc. * (Pharmaceuticals)	12,840	52,387
DeVry, Inc. * (Commercial Services)	5,992	127,450
DiamondRock Hospitality Co. (REIT)	10,700	177,727
Digene Corp. * (Biotechnology)	2,140	92,341
Digital Insight Corp. * (Internet)	3,852	112,941
Digital River, Inc. * (Internet)	3,424	175,035
Digitas, Inc. * (Internet)	10,272	98,817
Dime Community Bancshares, Inc. (Savings & Loans)	11,556	170,220
Diodes, Inc. * (Semiconductors)	2,568	110,861
Direct General Corp. (Insurance)	6,420	86,413
DJO, Inc. * (Healthcare - Products)	2,568	106,649
Dobson Communications Corp. - Class A * (Telecommunications)	15,408	108,164
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	2,996	133,532

See accompanying notes to the Schedules of Portfolio Investments.

Dover Downs Gaming & Entertainment, Inc. (Entertainment)	4,280	52,002
Dress Barn, Inc. * (Retail)	4,708	102,729
Drill-Quip, Inc. * (Oil & Gas Services)	1,284	86,901
DSW, Inc. - Class A * (Retail)	2,568	80,892
DTS, Inc. * (Home Furnishings)	4,708	99,715
Duquesne Light Holdings, Inc. (Electric)	9,844	193,533
Dycom Industries, Inc. * (Engineering & Construction)	4,708	101,222
EarthLink, Inc. * (Internet)	14,552	105,793
Eclipsys Corp. * (Software)	5,136	91,986
Education Realty Trust, Inc. (REIT)	7,704	113,711
eFunds Corp. * (Software)	5,136	124,188
EGL, Inc. * (Transportation)	3,424	124,771
El Paso Electric Co. * (Electric)	7,276	162,546
Electronics for Imaging, Inc. * (Computers)	5,992	137,097
EMCOR Group, Inc. * (Engineering & Construction)	2,996	164,301
Emmis Communications Corp. * (Media)	4,708	57,673
Empire District Electric Co. (Electric)	8,560	191,573
EMS Technologies, Inc. * (Telecommunications)	4,708	88,416
Emulex Corp. * (Semiconductors)	8,132	147,758
Encore Acquisition Co. * (Oil & Gas)	5,564	135,428
Encore Wire Corp. * (Electrical Components & Equipment)	2,568	90,625
Energy Conversion Devices, Inc. * (Electrical Components & Equipment)	3,852	142,678
Energy Partners, Ltd. * (Oil & Gas)	4,280	105,502
EnerSys * (Electrical Components & Equipment)	6,420	102,977
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	2,568	77,194
Entegris, Inc. * (Semiconductors)	15,408	168,101
Entravision Communications Corp. * (Media)	10,700	79,608
Enzo Biochem, Inc. * (Biotechnology)	5,564	67,825
Epicor Software Corp. * (Software)	7,704	100,999
Equinix, Inc. * (Internet)	2,568	154,337
Equity Inns, Inc. (REIT)	9,844	156,716
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	2,568	118,231
eSPEED, Inc. - Class A * (Diversified Financial Services)	11,128	102,378
Esterline Technologies Corp. * (Aerospace/Defense)	2,996	101,145
Ethan Allen Interiors, Inc. (Home Furnishings)	2,996	103,841
Euronet Worldwide, Inc. * (Commercial Services)	3,852	94,567
Evergreen Energy, Inc. * (Energy - Alternate Sources)	7,276	76,471
Evergreen Solar, Inc. * (Energy - Alternate Sources)	7,276	60,391
Exelixis, Inc. * (Biotechnology)	10,700	93,197
Extra Space Storage, Inc. (REIT)	8,132	140,765

See accompanying notes to the Schedules of Portfolio Investments.

F.N.B. Corp. (Banks)	12,412	206,784
FairPoint Communications, Inc. (Telecommunications)	6,420	111,708
Federal Signal Corp. (Miscellaneous Manufacturing)	6,420	97,905
FelCor Lodging Trust, Inc. (REIT)	8,132	163,047
FiberTower Corp. * (Telecommunications)	6,848	64,714
Fidelity Bankshares, Inc. (Savings & Loans)	5,136	200,355
Fieldstone Investment Corp. (REIT)	10,700	93,411
Filenet Corp. * (Software)	4,708	163,980
Financial Federal Corp. (Diversified Financial Services)	3,852	103,234
Finisar Corp. * (Telecommunications)	24,396	88,557
First BanCorp. (Banks)	11,128	123,076
First Commonwealth Financial Corp. (Banks)	13,696	178,459
First Community Bancorp - Class A (Banks)	2,996	167,626
First Indiana Corp. (Banks)	6,848	178,116
First Midwest Bancorp, Inc. (Banks)	6,420	243,254
First Niagara Financial Group, Inc. (Savings & Loans)	13,268	193,447
First Potomac Realty Trust (REIT)	5,136	155,210
First Republic Bank (Banks)	3,424	145,725
First State Bancorporation (Banks)	7,276	188,958
Fleetwood Enterprises, Inc. * (Home Builders)	9,844	66,250
FLIR Systems, Inc. * (Electronics)	6,420	174,367
Florida East Coast Industries, Inc. (Transportation)	3,424	195,442
Flow International Corp. * (Machinery-Diversified)	5,992	77,716
Flowers Foods, Inc. (Food)	5,136	138,056
FormFactor, Inc. * (Semiconductors)	4,280	180,316
Forward Air Corp. (Transportation)	3,424	113,300
Fossil, Inc. * (Household Products/Wares)	5,564	119,849
Foundry Networks, Inc. * (Telecommunications)	13,696	180,102
FPIC Insurance Group, Inc. * (Insurance)	2,996	118,672
Franklin Bank Corp. Houston * (Savings & Loans)	7,276	144,647
Freightcar America, Inc. (Miscellaneous Manufacturing)	1,712	90,736
Fremont General Corp. (Banks)	6,420	89,816
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	14,124	113,416
FTI Consulting, Inc. * (Commercial Services)	4,280	107,257
FuelCell Energy, Inc. * (Energy - Alternate Sources)	8,132	61,885
Fuller (H.B.) Co. (Chemicals)	2,996	70,226
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	2,996	114,028
Gaylord Entertainment Co. * (Lodging)	3,852	168,910
Gemstar-TV Guide International, Inc. * (Media)	32,100	106,572

See accompanying notes to the Schedules of Portfolio Investments.

GenCorp, Inc. * (Aerospace/Defense)	6,848	87,928
General Cable Corp. * (Electrical Components & Equipment)	4,708	179,893
General Communication, Inc. - Class A * (Telecommunications)	9,416	116,664
Genesco, Inc. * (Retail)	2,568	88,519
Genesee & Wyoming, Inc. - Class A * (Transportation)	3,852	89,443
Genesis Healthcare Corp. * (Healthcare - Services)	2,140	101,928
Gevity HR, Inc. (Commercial Services)	3,424	77,999
Giant Industries, Inc. * (Oil & Gas)	1,712	139,014
Gibraltar Industries, Inc. (Iron/Steel)	3,424	75,944
GMH Communities Trust (REIT)	8,560	108,027
Gold Kist, Inc. * (Food)	6,848	142,712
Graftech International, Ltd. * (Electrical Components & Equipment)	13,268	77,485
Granite Construction, Inc. (Engineering & Construction)	3,424	182,670
Great Wolf Resorts, Inc. * (Entertainment)	7,276	87,021
Greater Bay Bancorp (Banks)	6,848	193,182
Green Mountain Coffee Roasters, Inc. * (Beverages)	2,568	94,503
Greenhill & Co., Inc. (Diversified Financial Services)	1,712	114,738
Greif Brothers Corp. - Class A (Packaging & Containers)	1,712	137,149
Grey Wolf, Inc. * (Oil & Gas)	18,832	125,798
Group 1 Automotive, Inc. (Retail)	2,140	106,786
GSI Commerce, Inc. * (Internet)	5,992	88,921
GUESS?, Inc. * (Apparel)	2,140	103,854
Guitar Center, Inc. * (Retail)	2,568	114,738
Gulf Island Fabrication, Inc. (Oil & Gas Services)	5,992	156,331
Haemonetics Corp. * (Healthcare - Products)	2,568	120,182
Hancock Holding Co. (Banks)	3,424	183,355
Hanmi Financial Corp. (Banks)	7,704	150,998
Hanover Compressor Co. * (Oil & Gas Services)	9,416	171,560
Haverty Furniture Cos., Inc. (Retail)	6,420	102,399
Headwaters, Inc. * (Energy - Alternate Sources)	4,280	99,937
Healthcare Realty Trust, Inc. (REIT)	5,136	197,275
Healthcare Services Group, Inc. (Commercial Services)	5,992	150,759
HealthExtras, Inc. * (Pharmaceuticals)	2,996	84,817
Healthways, Inc. * (Healthcare - Services)	3,424	152,710
Heartland Express, Inc. (Transportation)	6,848	107,377
HEICO Corp. (Aerospace/Defense)	3,852	132,124
Heidrick & Struggles International, Inc. * (Commercial Services)	2,996	107,856
Hercules, Inc. * (Chemicals)	11,128	175,489
Herman Miller, Inc. (Office Furnishings)	6,420	219,628

See accompanying notes to the Schedules of Portfolio Investments.

Hexcel Corp. * (Aerospace/Defense Equipment)	9,416	133,236
Hibbett Sporting Goods, Inc. * (Retail)	4,280	112,050
Highland Hospitality Corp. (REIT)	10,700	153,331
Hologic, Inc. * (Healthcare - Products)	3,852	167,640
HomeBanc Corp. (REIT)	17,548	107,920
Horace Mann Educators Corp. (Insurance)	8,560	164,609
Horizon Health Corp. * (Healthcare - Services)	4,280	65,356
Houston Exploration Co. * (Oil & Gas)	2,568	141,625
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	4,708	138,134
Hub Group, Inc. - Class A * (Transportation)	5,136	116,998
Human Genome Sciences, Inc. * (Biotechnology)	13,268	153,113
Huron Consulting Group, Inc. * (Commercial Services)	2,568	100,666
Hutchinson Technology, Inc. * (Computers)	3,424	72,007
Hydril * (Oil & Gas Services)	1,712	95,975
Hyperion Solutions Corp. * (Software)	5,564	191,847
Iconix Brand Group, Inc. * (Apparel)	5,136	82,690
ICOS Corp. * (Biotechnology)	6,848	171,612
ICU Medical, Inc. * (Healthcare - Products)	2,140	97,327
IDACORP, Inc. (Electric)	5,136	194,192
IDT Corp. - Class B * (Telecommunications)	6,848	98,748
IKON Office Solutions, Inc. (Office/Business Equipment)	10,272	138,056
Illumina, Inc. * (Biotechnology)	4,280	141,411
Imation Corp. (Computers)	3,424	137,474
Immucor, Inc. * (Healthcare - Products)	6,848	153,464
IMPAC Mortgage Holdings, Inc. (REIT)	8,560	80,207
Independent Bank Corp. - Michigan (Banks)	0	5
Informatica Corp. * (Software)	8,560	116,330
Infospace, Inc. * (Internet)	3,424	63,139
InnKeepers USA Trust (REIT)	8,132	132,470
Input/Output, Inc. * (Oil & Gas Services)	8,560	85,001
Insight Enterprises, Inc. * (Retail)	5,992	123,495
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	3,852	93,527
Interdigital Communications Corp. * (Telecommunications)	5,136	175,138
Intergraph Corp. * (Computers)	2,996	128,468
Interline Brands, Inc. * (Building Materials)	3,852	95,067
Intermagnetics General Corp. * (Electrical Components & Equipment)	4,280	115,774
Intermec, Inc. * (Machinery-Diversified)	4,708	124,103
International Coal Group, Inc. * (Coal)	12,840	54,185
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	3,852	180,620

See accompanying notes to the Schedules of Portfolio Investments.

Internet Security Systems, Inc. * (Internet)	4,708	130,694
Intervest Bancshares Corp. * (Banks)	2,996	130,506
Invacare Corp. (Healthcare - Products)	3,852	90,599
inVentiv Health, Inc. * (Advertising)	3,424	109,671
Inverness Medical Innovations, Inc. * (Healthcare - Products)	3,424	119,018
Iowa Telecommunications Services, Inc. (Telecommunications)	7,276	143,992
iPCS, Inc. * (Telecommunications)	2,140	114,597
Isis Pharmaceuticals, Inc. * (Pharmaceuticals)	11,984	86,045
Itron, Inc. * (Electronics)	2,140	119,412
j2 Global Communications, Inc. * (Internet)	4,708	127,916
Jack Henry & Associates, Inc. (Computers)	8,132	177,033
Jack in the Box, Inc. * (Retail)	3,852	200,997
Jackson Hewitt Tax Service, Inc. (Commercial Services)	3,852	115,599
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	11,984	119,720
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	4,280	76,312
Jer Investors Trust, Inc. (REIT)	7,704	132,201
JetBlue Airways Corp. * (Airlines)	15,408	142,832
Journal Communications, Inc. - Class A (Media)	9,844	110,942
K-V Pharmaceutical Co. * (Pharmaceuticals)	5,136	121,723
K2, Inc. * (Leisure Time)	8,988	105,429
Kadant, Inc. * (Machinery-Diversified)	4,280	105,117
Kaman Corp. (Aerospace/Defense)	4,708	84,791
Kanbay International, Inc. * (Computers)	5,564	114,396
KEMET Corp. * (Electronics)	10,272	82,895
Kensey Nash Corp. * (Healthcare - Products)	2,996	87,693
Keryx Biopharmaceuticals, Inc. * (Biotechnology)	6,420	75,949
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	2,568	97,635
Kimball International, Inc. - Class B (Home Furnishings)	7,276	140,427
Kindred Healthcare, Inc. * (Healthcare - Services)	3,424	101,796
KKR Financial Corp. (REIT)	7,276	178,553
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	10,272	186,950
Knight Transportation, Inc. (Transportation)	6,420	108,819
Komag, Inc. * (Computers)	2,996	95,752
Korn/Ferry International * (Commercial Services)	5,564	116,510
Kronos, Inc. * (Computers)	2,996	102,134
Kyphon, Inc. * (Healthcare - Products)	4,280	160,158
Labor Ready, Inc. * (Commercial Services)	5,564	88,635

See accompanying notes to the Schedules of Portfolio Investments.

LaBranche & Co., Inc. * (Diversified Financial Services)	6,420	66,575
Laclede Group, Inc. (Gas)	5,992	192,223
Lance, Inc. (Food)	4,708	103,670
Landauer, Inc. (Commercial Services)	2,568	130,326
LaSalle Hotel Properties (REIT)	3,852	166,946
Lattice Semiconductor Corp. * (Semiconductors)	14,980	102,164
Lawson Software, Inc. * (Software)	14,552	105,502
LCA-Vision, Inc. (Healthcare - Products)	2,140	88,403
Lear Corp. (Auto Parts & Equipment)	6,420	132,895
Lee Enterprises, Inc. (Media)	5,564	140,435
LIFE TIME FITNESS, Inc. * (Leisure Time)	3,424	158,497
Lifecell Corp. * (Biotechnology)	3,852	124,111
Lightbridge, Inc. * (Telecommunications)	5,564	65,210
Lindsay Manufacturing Co. (Machinery-Diversified)	3,424	98,440
Littelfuse, Inc. * (Electrical Components & Equipment)	2,996	103,961
Live Nation, Inc. * (Commercial Services)	6,420	131,096
LKQ Corp. * (Distribution/Wholesale)	5,564	122,241
Lodgian, Inc. * (Lodging)	6,420	85,258
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,996	144,946
Longs Drug Stores Corp. (Retail)	2,996	137,846
Longview Fibre Co. (Forest Products & Paper)	5,992	121,757
LTC Properties, Inc. (REIT)	7,704	186,822
Lufkin Industries, Inc. (Oil & Gas Services)	1,712	90,599
Luminent Mortgage Capital, Inc. (REIT)	10,700	110,103
Luminex Corp. * (Healthcare - Products)	5,564	101,432
Macrovision Corp. * (Entertainment)	5,564	131,811
Magellan Health Services, Inc. * (Healthcare - Services)	3,424	145,862
Maguire Properties, Inc. (REIT)	4,280	174,367
Manhattan Associates, Inc. * (Computers)	5,136	123,983
Mariner Energy, Inc. * (Oil & Gas)	7,276	133,660
Martek Biosciences Corp. * (Biotechnology)	3,424	73,650
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	5,136	123,984
MasTec, Inc. * (Telecommunications)	5,564	61,593
Mattson Technology, Inc. * (Semiconductors)	8,560	71,048
Maverick Tube Corp. * (Oil & Gas Services)	3,424	221,978
Maxwell Technologies, Inc. * (Computers)	4,280	87,055
McCormick & Schmick’s Seafood Restaurants, Inc. * (Retail)	4,280	96,257
McDATA Corp. - Class A * (Computers)	19,688	99,031

See accompanying notes to the Schedules of Portfolio Investments.

MCG Capital Corp. (Investment Companies)	7,704	125,806
McMoRan Exploration Co. * (Oil & Gas)	4,708	83,520
Meadowbrook Insurance Group, Inc. * (Insurance)	11,984	134,940
Medarex, Inc. * (Pharmaceuticals)	13,268	142,498
Media General, Inc. - Class A (Media)	2,996	113,009
Medical Action Industries, Inc. * (Healthcare - Products)	3,852	103,580
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	5,136	166,150
Mentor Corp. (Healthcare - Products)	3,424	172,536
Mentor Graphics Corp. * (Computers)	8,560	120,525
Meridian Bioscience, Inc. (Healthcare - Products)	3,424	80,498
Merit Medical Systems, Inc. * (Healthcare - Products)	6,420	87,184
Meritage Homes Corp. * (Home Builders)	2,140	89,045
Metal Management, Inc. (Environmental Control)	2,996	83,409
MGI Pharma, Inc. * (Pharmaceuticals)	7,704	132,586
Micrel, Inc. * (Semiconductors)	9,416	90,299
Micros Systems, Inc. * (Computers)	3,852	188,439
Microsemi Corp. * (Semiconductors)	6,848	129,085
MicroStrategy, Inc. - Class A * (Software)	856	87,166
MKS Instruments, Inc. * (Semiconductors)	4,708	95,619
Mobile Mini, Inc. * (Storage/Warehousing)	4,280	121,595
Modine Manufacturing Co. (Auto Parts & Equipment)	4,280	104,132
Molecular Devices Corp. * (Electronics)	2,568	47,482
Moog, Inc. - Class A * (Aerospace/Defense)	3,852	133,510
Movado Group, Inc. (Retail)	4,280	108,798
MPS Group, Inc. * (Commercial Services)	10,272	155,210
MTS Systems Corp. (Computers)	2,568	83,049
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,852	135,475
Myogen, Inc. * (Biotechnology)	4,280	150,142
Myriad Genetics, Inc. * (Biotechnology)	4,708	116,052
Nara Bancorp, Inc. (Banks)	6,848	125,250
NATCO Group, Inc. - Class A * (Oil & Gas Services)	2,568	73,958
National Financial Partners (Diversified Financial Services)	3,852	158,048
National Penn Bancshares, Inc. (Banks)	0	8
Navigant Consulting Co. * (Commercial Services)	4,708	94,442
Navistar International Corp. * (Auto Manufacturers)	5,992	154,713
NBTY, Inc. * (Pharmaceuticals)	5,136	150,331

See accompanying notes to the Schedules of Portfolio Investments.

NCI Building Systems, Inc. * (Building Materials)	2,140	124,484
NCO Group, Inc. * (Commercial Services)	3,852	100,999
Nektar Therapeutics * (Biotechnology)	8,560	123,350
NetBank, Inc. (Internet)	16,692	100,987
Netflix, Inc. * (Internet)	4,280	97,498
NETGEAR, Inc. * (Telecommunications)	3,852	79,313
NewAlliance Bancshares, Inc. (Savings & Loans)	14,124	206,917
Newcastle Investment Corp. (REIT)	5,136	140,778
NewMarket Corp. (Chemicals)	2,140	124,462
Newport Corp. * (Telecommunications)	5,992	97,670
Nordson Corp. (Machinery-Diversified)	2,996	119,421
NorthStar Realty Finance Corp. (REIT)	9,416	119,583
NorthWestern Corp. (Electric)	4,708	164,686
Novastar Financial, Inc. (REIT)	3,424	99,947
NS Group, Inc. * (Metal Fabricate/Hardware)	2,140	138,137
Nu Skin Enterprises, Inc. (Retail)	7,704	134,974
Nuance Communications, Inc. * (Software)	11,984	97,909
NuCo2, Inc. * (Distribution/Wholesale)	3,852	103,619
NuVasive, Inc. * (Healthcare - Products)	5,136	103,285
Nuvelo, Inc. * (Pharmaceuticals)	6,420	117,101
O’Charley’s, Inc. * (Retail)	7,276	138,026
Odyssey Healthcare, Inc. * (Healthcare - Services)	5,136	72,828
Ohio Casualty Corp. (Insurance)	6,848	177,158
Oil States International, Inc. * (Oil & Gas Services)	4,280	117,700
Old Dominion Freight Line, Inc. * (Transportation)	2,996	89,970
Old National Bancorp (Banks)	10,700	204,370
Olin Corp. (Chemicals)	7,276	111,759
OM Group, Inc. * (Chemicals)	2,996	131,644
OMEGA Healthcare Investors, Inc. (REIT)	11,128	167,031
OmniVision Technologies, Inc. * (Semiconductors)	5,136	73,291
ON Semiconductor Corp. * (Semiconductors)	16,692	98,149
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	5,564	96,202
Open Solutions, Inc. * (Software)	3,424	98,645
Openwave Systems, Inc. * (Internet)	9,416	88,134
Opsware, Inc. * (Internet)	10,700	96,407
Orbital Sciences Corp. * (Aerospace/Defense)	6,848	128,537
Oregon Steel Mills, Inc. * (Iron/Steel)	2,996	146,416
Oriental Financial Group, Inc. (Banks)	9,844	117,340
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	5,136	192,753
Owens & Minor, Inc. (Distribution/Wholesale)	4,280	140,769

See accompanying notes to the Schedules of Portfolio Investments.

P.F. Chang’s China Bistro, Inc. * (Retail)	2,996	103,991
Pacer International, Inc. (Transportation)	4,280	118,813
Pacific Sunwear of California, Inc. * (Retail)	6,848	103,268
Palm, Inc. * (Computers)	8,132	118,402
Palomar Medical Technologies, Inc. * (Healthcare - Products)	2,140	90,308
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	3,852	70,260
Parallel Petroleum Corp. * (Oil & Gas)	4,708	94,442
Parametric Technology Corp. * (Software)	11,556	201,769
PAREXEL International Corp. * (Commercial Services)	3,852	127,463
Parker Drilling Co. * (Oil & Gas)	12,412	87,877
Pathmark Stores, Inc. * (Food)	9,416	93,689
Payless ShoeSource, Inc. * (Retail)	5,992	149,201
Peet’s Coffee & Tea, Inc. * (Beverages)	3,424	85,634
Penn Virginia Corp. (Oil & Gas)	2,140	135,697
Penwest Pharmaceuticals Co. * (Pharmaceuticals)	3,852	64,136
Per-Se Technologies, Inc. * (Software)	4,708	107,248
Pericom Semiconductor Corp. * (Semiconductors)	11,556	112,671
Perot Systems Corp. - Class A * (Computers)	8,988	123,945
Perrigo Co. (Pharmaceuticals)	8,560	145,263
Perry Ellis International, Inc. * (Apparel)	4,280	132,166
PETCO Animal Supplies, Inc. * (Retail)	5,992	171,611
Petrohawk Energy Corp. * (Oil & Gas)	7,704	79,968
PFF Bancorp, Inc. (Savings & Loans)	5,992	221,944
PHH Corp. * (Commercial Services)	5,136	140,726
Phillips-Van Heusen Corp. (Apparel)	5,136	214,530
Photronics, Inc. * (Semiconductors)	5,992	84,667
Pier 1 Imports, Inc. (Retail)	9,844	73,042
Pilgrim’s Pride Corp. (Food)	3,852	105,352
Pinnacle Entertainment, Inc. * (Entertainment)	4,708	132,389
Pioneer Drilling Co. * (Oil & Gas)	5,564	71,442
Piper Jaffray * (Diversified Financial Services)	2,140	129,727
Placer Sierra Bancshares (Banks)	5,564	123,576
Plantronics, Inc. (Telecommunications)	4,708	82,531
Plexus Corp. * (Electronics)	4,280	82,176
PNM Resources, Inc. (Electric)	7,276	200,599
Polaris Industries, Inc. (Leisure Time)	3,852	158,510
Polycom, Inc. * (Telecommunications)	8,132	199,479
PolyMedica Corp. (Healthcare - Products)	2,568	109,936
PolyOne Corp. * (Chemicals)	11,556	96,261
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	2,140	93,882

See accompanying notes to the Schedules of Portfolio Investments.

Potlatch Corp. (Forest Products & Paper)	3,852	142,909
Powerwave Technologies, Inc. * (Telecommunications)	11,556	87,826
Preferred Bank (Banks)	4,708	282,339
Premiere Global Services, Inc. * (Telecommunications)	11,128	96,591
Priceline.com, Inc. * (Internet)	2,996	110,223
PrivateBancorp, Inc. (Banks)	3,852	176,113
ProAssurance Corp. * (Insurance)	3,852	189,826
Progenics Pharmaceuticals, Inc. * (Pharmaceuticals)	3,852	90,368
Progress Software Corp. * (Software)	4,708	122,408
Prosperity Bancshares, Inc. (Banks)	5,136	174,829
PSS World Medical, Inc. * (Healthcare - Products)	7,276	145,447
Psychiatric Solutions, Inc. * (Healthcare - Services)	5,136	175,087
Quanex Corp. (Metal Fabricate/Hardware)	3,424	103,918
Quantum Corp. * (Computers)	29,960	65,313
Quest Resource Corp. * (Oil & Gas)	5,992	53,209
Quest Software, Inc. * (Software)	7,276	103,901
Quiksilver, Inc. * (Apparel)	11,984	145,606
Rackable Systems, Inc. * (Computers)	2,568	70,286
Radio One, Inc. - Class D * (Media)	11,556	72,225
RadiSys Corp. * (Computers)	4,280	90,950
Ralcorp Holdings, Inc. * (Food)	2,996	144,498
Ramco-Gershenson Properties Trust (REIT)	6,848	218,795
RBC Bearings, Inc. * (Metal Fabricate/Hardware)	4,280	103,362
RCN Corp. * (Telecommunications)	5,136	145,349
Reader’s Digest Association, Inc. (Media)	11,984	155,313
RealNetworks, Inc. * (Internet)	10,700	113,527
Red Robin Gourmet Burgers, Inc. * (Retail)	2,140	98,675
Redback Networks, Inc. * (Internet)	5,564	77,228
Regal-Beloit Corp. (Hand/Machine Tools)	2,996	130,326
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	5,992	94,014
Regis Corp. (Retail)	4,280	153,438
Rent-A-Center, Inc. * (Commercial Services)	6,420	188,041
Rentech, Inc. * (Environmental Control)	16,692	77,284
Republic Bancorp, Inc. (Banks)	14,980	199,683
Republic Property Trust (REIT)	11,984	132,064
Resources Connection, Inc. * (Commercial Services)	5,136	137,593
Rewards Network, Inc. * (Commercial Services)	9,844	47,940
RF Micro Devices, Inc. * (Telecommunications)	18,404	139,502
Rofin-Sinar Technologies, Inc. * (Electronics)	2,140	130,048
Rogers Corp. * (Electronics)	2,140	132,145
RTI International Metals, Inc. * (Mining)	2,140	93,261

See accompanying notes to the Schedules of Portfolio Investments.

Ruby Tuesday, Inc. (Retail)	5,992	168,914
Rush Enterprises, Inc. * (Retail)	4,708	78,529
Ryan’s Restaurant Group, Inc. * (Retail)	10,700	169,809
Ryerson, Inc. (Iron/Steel)	2,996	65,582
Safety Insurance Group, Inc. (Insurance)	2,568	124,959
Saia, Inc. * (Transportation)	2,996	97,670
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	6,420	87,055
Saxon Capital, Inc. (REIT)	8,132	114,173
ScanSource, Inc. * (Distribution/Wholesale)	3,852	116,831
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	2,568	80,995
Sciele Pharma, Inc. * (Pharmaceuticals)	3,424	64,508
Seabright Insurance Holdings * (Insurance)	5,564	77,729
Select Comfort Corp. * (Retail)	5,136	112,376
Semtech Corp. * (Semiconductors)	8,132	103,764
Shuffle Master, Inc. * (Entertainment)	3,852	104,043
Signature Bank * (Banks)	5,136	158,856
Silicon Image, Inc. * (Semiconductors)	10,272	130,660
Simpson Manufacturing Co., Inc. (Building Materials)	3,852	104,120
Sinclair Broadcast Group, Inc. - Class A (Media)	11,128	87,355
SiRF Technology Holdings, Inc. * (Semiconductors)	4,708	112,945
Sirona Dental Systems, Inc. (Healthcare - Products)	2,140	70,470
Skyline Corp. (Home Builders)	2,996	114,477
SkyWest, Inc. (Airlines)	5,992	146,924
Skyworks Solutions, Inc. * (Semiconductors)	17,120	88,853
Sohu.com, Inc. * (Internet)	2,996	65,972
Sonic Corp. * (Retail)	8,560	193,542
SonicWALL, Inc. * (Internet)	9,416	102,823
SonoSite, Inc. * (Healthcare - Products)	2,568	72,931
Sonus Networks, Inc. * (Telecommunications)	25,252	132,826
Sotheby’s (Commercial Services)	5,564	179,382
Southwest Bancorp, Inc. (Banks)	6,848	176,815
Southwest Gas Corp. (Water)	7,704	94,220
Spartan Stores, Inc. (Food)	6,420	108,498
Spartech Corp. (Chemicals)	5,136	137,491
Spherion Corp. * (Commercial Services)	8,988	64,264
Spirit Finance Corp. (REIT)	14,980	173,918
SPSS, Inc. * (Software)	2,568	64,020
SRA International, Inc. - Class A * (Computers)	3,852	115,791
Stage Stores, Inc. (Retail)	3,424	100,460
Stamps.com, Inc. * (Internet)	2,568	48,946
Standex International Corp. (Miscellaneous Manufacturing)	4,708	131,259
Stepan Co. (Chemicals)	3,852	112,594

See accompanying notes to the Schedules of Portfolio Investments.

STERIS Corp. (Healthcare - Products)	6,420	154,465
Sterling Bancorp (Banks)	6,848	134,632
Sterling Bancshares, Inc. (Banks)	9,844	199,341
Sterling Financial Corp. - Spokane (Savings & Loans)	4,708	152,680
Steven Madden, Ltd. (Apparel)	2,996	117,563
Stone Energy Corp. * (Oil & Gas)	2,568	103,953
Strategic Hotels & Resorts, Inc. (REIT)	8,132	161,664
Strayer Education, Inc. (Commercial Services)	1,284	138,942
Sun-Times Media Group, Inc. - Class A (Media)	14,980	98,568
Sunrise Assisted Living, Inc. * (Healthcare - Services)	4,280	127,844
Sunstone Hotel Investors, Inc. (REIT)	6,420	190,802
Superior Essex, Inc. * (Electrical Components & Equipment)	2,996	102,613
SVB Financial Group * (Banks)	4,280	191,059
Swift Energy Co. * (Oil & Gas)	2,996	125,293
SWS Group, Inc. (Diversified Financial Services)	4,280	106,529
Sybase, Inc. * (Software)	8,132	197,121
Sycamore Networks, Inc. * (Telecommunications)	23,968	90,599
Sykes Enterprises, Inc. * (Computers)	4,708	95,808
Symyx Technologies, Inc. * (Chemicals)	4,708	99,763
Synagro Technologies, Inc. (Environmental Control)	22,256	93,920
Take-Two Interactive Software, Inc. * (Software)	7,704	109,859
TALX Corp. (Computers)	3,852	94,451
Tanger Factory Outlet Centers, Inc. (REIT)	5,136	182,944
Technitrol, Inc. (Electronics)	5,136	153,310
Tekelec * (Telecommunications)	7,276	94,297
Teledyne Technologies, Inc. * (Aerospace/Defense)	3,852	152,539
Telik, Inc. * (Biotechnology)	6,848	121,826
Tempur-Pedic International, Inc. * (Home Furnishings)	5,992	102,883
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	4,708	110,120
Tessera Technologies, Inc. * (Semiconductors)	5,136	178,630
Tetra Tech, Inc. * (Environmental Control)	6,848	119,292
Texas Industries, Inc. (Building Materials)	2,140	111,408
Texas Regional Bancshares, Inc. - Class A (Banks)	5,564	213,936
Texas Roadhouse, Inc. - Class A * (Retail)	7,704	94,605
The BISYS Group, Inc. * (Computers)	11,556	125,498
The Cato Corp. - Class A (Retail)	4,280	93,775
The Children’s Place Retail Stores, Inc. * (Retail)	2,140	137,024
The Commerce Group, Inc. (Insurance)	5,992	180,060
The Finish Line, Inc. - Class A (Retail)	5,992	75,619

See accompanying notes to the Schedules of Portfolio Investments.

The Genlyte Group, Inc. * (Building Materials)	2,568	182,842
The Geo Group, Inc. * (Commercial Services)	2,568	108,498
The Gymboree Corp. * (Apparel)	3,424	144,424
The Hain Celestial Group, Inc. * (Food)	4,280	109,397
The Medicines Co. * (Pharmaceuticals)	6,420	144,835
The Men’s Wearhouse, Inc. (Retail)	4,280	159,259
The Mills Corp. (REIT)	5,564	92,974
The Nautilus Group, Inc. (Leisure Time)	5,136	70,620
The Pantry, Inc. * (Retail)	2,140	120,632
The Phoenix Cos., Inc. (Insurance)	11,556	161,784
The Standard Register Co. (Household Products/Wares)	8,132	107,342
The Steak n Shake Co. * (Retail)	6,420	108,434
The Stride Rite Corp. (Apparel)	9,416	131,447
The Timberland Co. - Class A * (Apparel)	5,136	147,763
The Topps Co., Inc. (Toys/Games/Hobbies)	13,268	118,881
The TriZetto Group, Inc. * (Internet)	6,848	103,679
The Ultimate Software Group, Inc. * (Software)	3,852	90,638
The Warnaco Group, Inc. * (Apparel)	5,564	107,608
Thoratec Corp. * (Healthcare - Products)	5,992	93,535
THQ, Inc. * (Software)	5,992	174,787
Tibco Software, Inc. * (Internet)	20,544	184,484
Time Warner Telecom, Inc. - Class A * (Telecommunications)	7,704	146,453
Trammell Crow Co. * (Real Estate)	3,852	140,637
Transaction Systems Architect, Inc. * (Software)	3,424	117,512
Tredegar Corp. (Miscellaneous Manufacturing)	5,992	100,306
TreeHouse Foods, Inc. * (Food)	4,280	101,222
Triarc Cos., Inc. (Retail)	9,416	142,370
Trico Marine Services, Inc. * (Oil & Gas Services)	3,424	115,560
Trident Microsystems, Inc. * (Software)	5,992	139,374
TriQuint Semiconductor, Inc. * (Semiconductors)	20,544	106,829
Trump Entertainment Resorts, Inc. * (Lodging)	4,708	79,848
Trustreet Properties, Inc. (REIT)	9,416	117,794
TTM Technologies, Inc. * (Electronics)	5,564	65,099
Tupperware Corp. (Household Products/Wares)	7,276	141,591
Tween Brands, Inc. * (Retail)	2,996	112,650
Tyler Technologies, Inc. * (Computers)	8,560	110,681
U-Store-It Trust (REIT)	6,848	146,958
UAP Holding Corp. (Chemicals)	5,992	128,049
UCBH Holdings, Inc. (Banks)	11,128	194,295
Umpqua Holdings Corp. (Banks)	7,276	208,094

See accompanying notes to the Schedules of Portfolio Investments.

Under Armour, Inc. - Class A * (Retail)	2,140	85,643
United Fire & Casualty Co. (Insurance)	3,424	107,171
United Natural Foods, Inc. * (Food)	4,280	132,637
United Online, Inc. (Internet)	8,132	99,048
United Stationers, Inc. * (Distribution/Wholesale)	2,996	139,344
United Surgical Partners International, Inc. * (Healthcare - Services)	4,280	106,272
United Therapeutics Corp. * (Pharmaceuticals)	2,140	112,436
Universal Compression Holdings, Inc. * (Oil & Gas Services)	2,568	137,260
Universal Corp. (Agriculture)	3,424	125,079
Universal Forest Products, Inc. (Building Materials)	1,712	83,974
USA Mobility, Inc. (Telecommunications)	3,852	87,980
USEC, Inc. (Mining)	9,416	90,770
UTStarcom, Inc. * (Telecommunications)	13,268	117,687
Vail Resorts, Inc. * (Entertainment)	3,424	137,028
Valassis Communications, Inc. * (Commercial Services)	5,136	90,650
Valeant Pharmaceuticals International (Pharmaceuticals)	8,988	177,782
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,140	111,815
ValueClick, Inc. * (Internet)	9,844	182,507
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	5,136	188,491
Varian, Inc. * (Electronics)	3,424	157,059
Veeco Instruments, Inc. * (Semiconductors)	3,852	77,618
Ventana Medical Systems, Inc. * (Healthcare - Products)	2,996	122,327
Veritas DGC, Inc. * (Oil & Gas Services)	3,424	225,368
ViaSat, Inc. * (Telecommunications)	3,424	85,874
Viasys Healthcare, Inc. * (Healthcare - Products)	3,852	104,928
Virginia Commerce Bancorp, Inc. * (Banks)	5,564	123,521
Visteon Corp. * (Auto Parts & Equipment)	13,696	111,622
W Holding Co., Inc. (Banks)	17,548	103,709
W-H Energy Services, Inc. * (Oil & Gas Services)	2,996	124,244
W.R. Grace & Co. * (Chemicals)	7,276	96,480
Wabtec Corp. (Machinery-Diversified)	4,708	127,728
Waddell & Reed Financial, Inc. (Diversified Financial Services)	9,416	233,046
Warren Resources, Inc. * (Oil & Gas)	7,276	88,622
Washington Group International, Inc. (Engineering & Construction)	2,568	151,152
Watsco, Inc. (Distribution/Wholesale)	2,568	118,154
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	4,280	175,138
WebEx Communications, Inc. * (Internet)	3,852	150,305

See accompanying notes to the Schedules of Portfolio Investments.

webMethods, Inc. * (Internet)	8,560	65,484
Websense, Inc. * (Internet)	5,136	110,989
West Pharmaceutical Services, Inc. (Healthcare - Products)	3,424	134,460
Westamerica Bancorp (Banks)	4,708	237,801
Westar Energy, Inc. (Electric)	8,988	211,308
Whiting Petroleum Corp. * (Oil & Gas)	3,424	137,302
Wilshire Bancorp, Inc. (Banks)	6,848	130,386
Wind River Systems, Inc. * (Software)	8,560	91,678
Winnebago Industries, Inc. (Home Builders)	3,852	120,876
Winston Hotels, Inc. (REIT)	14,124	174,008
Wintrust Financial Corp. (Banks)	3,424	171,714
Witness Systems, Inc. * (Software)	4,280	75,028
WMS Industries, Inc. * (Leisure Time)	3,424	100,015
Wolverine World Wide, Inc. (Apparel)	5,992	169,634
World Acceptance Corp. * (Diversified Financial Services)	2,996	131,764
World Fuel Services Corp. (Retail)	2,996	121,188
Worthington Industries, Inc. (Metal Fabricate/Hardware)	7,276	124,129
Wright Express Corp. * (Commercial Services)	4,280	102,977
Wright Medical Group, Inc. * (Healthcare - Products)	4,708	114,169
Yankee Candle Co., Inc. (Household Products/Wares)	4,280	125,276
Zale Corp. * (Retail)	5,136	142,473
Zenith National Insurance Corp. (Insurance)	3,852	153,656
Zoll Medical Corp. * (Healthcare - Products)	3,424	122,887
Zoran Corp. * (Semiconductors)	5,136	82,587
Zymogenetics, Inc. * (Pharmaceuticals)	5,136	86,644

TOTAL COMMON STOCKS (Cost $89,585,843)		97,253,858

	Principal Amount
Repurchase Agreements (22.8%) UBS**, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $28,593,671 (Collateralized by $29,702,000 of various Federal National Mortgage Association Securities, 2.875% - 5.25%, 5/19/08 - 8/15/08, market value $29,154,515)	$28,582,000	28,582,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,582,000)		28,582,000

TOTAL INVESTMENT SECURITIES (Cost $118,167,843) - 100.2% of net assets		$125,835,858

Percentages indicated are based on net assets of $125,593,809.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $2,189,700)	6	$52,023
E-Mini Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $7,080,030)	97	(64,626)

Swap Agreements

	Units
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/30/06 (Underlying notional amount at value $15,438,457)	21,277	(151,453)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/30/06 (Underlying notional amount at value $3,915,380)	5,396	(38,185)

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Advertising	0.2%
Aerospace/Defense	1.0%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.4%
Apparel	1.3%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.7%
Banks	5.6%
Beverages	0.1%
Biotechnology	1.8%
Building Materials	0.7%
Chemicals	1.2%
Coal	0.1%
Commercial Services	4.4%
Computers	2.4%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.8%
Electric	1.6%
Electrical Components & Equipment	0.9%
Electronics	1.7%
Energy – Alternate Sources	0.2%
Engineering & Construction	0.6%
Entertainment	0.6%
Environmental Control	0.4%
Food	0.9%
Forest Products & Paper	0.3%
Gas	0.2%
Hand/Machine Tools	0.2%
Healthcare - Products	2.9%
Healthcare - Services	1.2%
Home Builders	0.5%
Home Furnishings	0.4%
Household Products/Wares	0.8%
Insurance	1.4%
Internet	2.9%
Investment Companies	0.4%
Iron/Steel	0.5%
Leisure Time	0.6%
Lodging	0.4%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	0.9%
Media	1.2%
Metal Fabricate/Hardware	0.7%
Mining	0.4%
Miscellaneous Manufacturing	1.1%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.2%
Oil & Gas Services	1.5%
Packaging & Containers	0.2%
Pharmaceuticals	2.8%
Real Estate	0.1%
Real Estate Investment Trust	5.0%
Retail	5.2%
Savings & Loans	1.3%
Semiconductors	2.6%
Software	3.0%
Storage/Warehousing	0.1%
Telecommunications	4.0%
Toys/Games/Hobbies	0.3%
Transportation	1.3%
Trucking & Leasing	0.1%
Water	0.3%
Other***	22.8%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Dow 30

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (83.3%)
Federal Agricultural Mortgage Corp. *, 4.50%, 10/2/06	$94,000	$93,988
Federal Farm Credit Bank *, 4.50%, 10/2/06	94,000	93,988
Federal Home Loan Bank *, 4.50%, 10/2/06	94,000	93,988
Federal National Mortgage Association *, 4.50%, 10/2/06	94,000	93,989

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $375,953)		375,953

Repurchase Agreements (19.9%)
UBS*, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $90,037 (Collateralized by $95,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $92,509)	90,000	90,000

TOTAL REPURCHASE AGREEMENTS (Cost $90,000)		90,000

TOTAL INVESTMENT SECURITIES (Cost $465,953) - 103.2% of net assets		$465,953

Percentages indicated are based on net assets of $451,324.

*  All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 10/30/06 (Underlying notional amount at value $451,684)	39	$(586)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP OTC

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (98.8%)
Activision, Inc. * (Software)	12,545	$189,430
Adobe Systems, Inc. * (Software)	28,371	1,062,494
Akamai Technologies, Inc. * (Internet)	7,527	376,275
Altera Corp. * (Semiconductors)	25,283	464,702
Amazon.com, Inc. * (Internet)	13,896	446,340
American Power Conversion Corp. (Electrical Components & Equipment)	9,650	211,914
Amgen, Inc. * (Biotechnology)	27,213	1,946,547
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	5,983	263,671
Apollo Group, Inc. - Class A * (Commercial Services)	8,685	427,649
Apple Computer, Inc. * (Computers)	59,637	4,593,838
Applied Materials, Inc. (Semiconductors)	39,758	704,909
ATI Technologies, Inc. * (Semiconductors)	12,545	269,090
Autodesk, Inc. * (Software)	11,966	416,177
BEA Systems, Inc. * (Software)	18,142	275,758
Bed Bath & Beyond, Inc. * (Retail)	18,914	723,650
Biogen Idec, Inc. * (Biotechnology)	18,721	836,454
Biomet, Inc. (Healthcare - Products)	16,405	528,076
Broadcom Corp. - Class A * (Semiconductors)	21,423	649,974
C.H. Robinson Worldwide, Inc. (Transportation)	8,299	369,969
Cadence Design Systems, Inc. * (Computers)	14,668	248,769
CDW Corp. (Distribution/Wholesale)	4,053	249,989
Celgene Corp. * (Biotechnology)	17,370	752,121
Check Point Software Technologies, Ltd. * (Internet)	11,773	224,276
CheckFree Corp. * (Internet)	4,439	183,419
Cintas Corp. (Textiles)	9,650	394,010
Cisco Systems, Inc. * (Telecommunications)	109,238	2,512,474
Citrix Systems, Inc. * (Software)	11,001	398,346
Cognizant Technology Solutions Corp. * (Computers)	6,948	514,569
Comcast Corp. - Special Class A * (Media)	47,864	1,763,789
Comverse Technology, Inc. * (Telecommunications)	10,422	223,448
Costco Wholesale Corp. (Retail)	12,352	613,647
Dell, Inc. * (Computers)	41,881	956,562
DENTSPLY International, Inc. (Healthcare - Products)	7,334	220,827
Discovery Holding Co. - Class A * (Media)	11,966	173,028
eBay, Inc. * (Internet)	52,882	1,499,734
EchoStar Communications Corp. - Class A * (Media)	10,615	347,536
Electronic Arts, Inc. * (Software)	15,440	859,699
Expedia, Inc. * (Internet)	16,405	257,230
Expeditors International of Washington, Inc. (Transportation)	10,422	464,613

See accompanying notes to the Schedules of Portfolio Investments.

Express Scripts, Inc. * (Pharmaceuticals)	6,176	466,226
Fastenal Co. (Distribution/Wholesale)	7,141	275,428
Fiserv, Inc. * (Software)	11,001	518,037
Flextronics International, Ltd. * (Electronics)	31,459	397,642
Garmin, Ltd. (Electronics)	10,036	489,556
Genzyme Corp. * (Biotechnology)	16,405	1,106,845
Gilead Sciences, Inc. * (Pharmaceuticals)	22,581	1,551,315
Google, Inc. - Class A * (Internet)	6,755	2,714,834
IAC/InterActiveCorp * (Internet)	15,633	449,605
Intel Corp. (Semiconductors)	101,132	2,080,285
Intuit, Inc. * (Software)	21,616	693,657
Intuitive Surgical, Inc. * (Healthcare - Products)	1,930	203,519
JDS Uniphase Corp. * (Telecommunications)	96,886	212,180
Joy Global, Inc. (Machinery - Construction & Mining)	5,790	217,762
Juniper Networks, Inc. * (Telecommunications)	18,528	320,164
KLA -Tencor Corp. (Semiconductors)	11,966	532,128
Lam Research Corp. * (Semiconductors)	7,334	332,450
Lamar Advertising Co. * (Advertising)	4,053	216,471
Liberty Global, Inc. - Class A * (Media)	11,387	293,101
Lincare Holdings, Inc. * (Healthcare - Services)	4,439	153,767
Linear Technology Corp. (Semiconductors)	20,265	630,647
Marvell Technology Group, Ltd. * (Semiconductors)	27,985	542,069
Maxim Integrated Products, Inc. (Semiconductors)	22,581	633,849
MedImmune, Inc. * (Biotechnology)	12,738	372,077
Microchip Technology, Inc. (Semiconductors)	8,878	287,825
Microsoft Corp. (Software)	171,770	4,694,474
Millicom International Cellular S.A. * (Telecommunications)	4,825	197,439
Monster Worldwide, Inc. * (Internet)	6,562	237,479
Network Appliance, Inc. * (Computers)	19,493	721,436
NII Holdings, Inc. - Class B * (Telecommunications)	7,527	467,878
NTL, Inc. (Telecommunications)	17,756	451,535
NVIDIA Corp. * (Semiconductors)	17,370	513,978
Oracle Corp. * (Software)	109,431	1,941,306
PACCAR, Inc. (Auto Manufacturers)	13,896	792,350
Patterson Cos., Inc. * (Healthcare - Products)	6,755	227,036
Patterson-UTI Energy, Inc. (Oil & Gas)	8,299	197,184
Paychex, Inc. (Commercial Services)	18,142	668,533
Petsmart, Inc. (Retail)	6,948	192,807
Qualcomm, Inc. (Telecommunications)	99,781	3,627,040
Red Hat, Inc. * (Software)	9,457	199,354
Research In Motion, Ltd. * (Computers)	9,264	951,042
Ross Stores, Inc. (Retail)	6,948	176,549

See accompanying notes to the Schedules of Portfolio Investments.

SanDisk Corp. * (Computers)	9,071	485,661
Sears Holdings Corp. * (Retail)	8,106	1,281,478
Sepracor, Inc. * (Pharmaceuticals)	5,404	261,770
Sigma-Aldrich Corp. (Chemicals)	3,281	248,273
Sirius Satellite Radio, Inc. * (Media)	76,235	298,079
Staples, Inc. (Retail)	24,511	596,353
Starbucks Corp. * (Retail)	52,689	1,794,059
Sun Microsystems, Inc. * (Computers)	76,235	378,888
Symantec Corp. * (Internet)	51,724	1,100,687
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	5,211	179,519
Tellabs, Inc. * (Telecommunications)	12,738	139,608
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	30,880	1,052,699
Urban Outfitters, Inc. * (Retail)	8,685	153,638
VeriSign, Inc. * (Internet)	11,387	230,017
Whole Foods Market, Inc. (Food)	6,948	412,920
Wynn Resorts, Ltd. * (Lodging)	5,597	380,652
Xilinx, Inc. (Semiconductors)	22,581	495,653
XM Satellite Radio Holdings, Inc. - Class A * (Media)	13,896	179,119
Yahoo!, Inc. * (Internet)	33,196	839,195

TOTAL COMMON STOCKS (Cost $46,271,445)		70,072,130

	Principal Amount
Repurchase Agreements (1.9%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $ 1,322,540 (Collateralized by $1,385,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $1,348,677)	$1,322,000	1,322,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,322,000)		1,322,000

TOTAL INVESTMENT SECURITIES (Cost $47,593,445) - 100.7% of net assets		$71,394,130

Percentages indicated are based on net assets of $70,918,309.

*	Non-income producing security

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring December 2006 (Underlying face amount at value $333,900)	2	$15,051
E-Mini NASDAQ Futures Contract expiring December 2006 (Underlying face amount at value $534,240)	16	21,564

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Advertising	0.3%
Auto Manufacturers	1.1%
Biotechnology	7.1%
Chemicals	0.4%
Commercial Services	1.5%
Computers	12.4%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.3%
Electronics	1.3%
Food	0.6%
Healthcare-Products	1.7%
Healthcare-Services	0.2%
Internet	12.1%
Lodging	0.5%
Machinery – Construction & Mining	0.3%
Media	4.3%
Oil % Gas	0.3%
Pharmaceuticals	5.1%
Retail	7.8%
Semiconductors	11.5%
Software	15.8%
Telecommunications	11.7%
Textiles	0.6%
Transportation	1.2%
Other**	1.9%

**	Includes non-equity securities

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Large-Cap Value

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (100.9%)
3M Co. (Miscellaneous Manufacturing)	4,878	$363,021
Abbott Laboratories (Pharmaceuticals)	9,214	447,432
ACE, Ltd. (Insurance)	5,420	296,637
ADC Telecommunications, Inc. * (Telecommunications)	1,084	16,260
Advanced Micro Devices, Inc. * (Semiconductors)	8,130	202,031
Aetna, Inc. (Healthcare - Services)	5,420	214,361
AFLAC, Inc. (Insurance)	2,710	124,010
Agilent Technologies, Inc. * (Electronics)	4,336	141,744
Air Products & Chemicals, Inc. (Chemicals)	3,794	251,807
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	542	27,420
Alcoa, Inc. (Mining)	14,092	395,140
Allegheny Energy, Inc. * (Electric)	2,710	108,861
Allegheny Technologies, Inc. (Iron/Steel)	1,084	67,414
Allied Waste Industries, Inc. * (Environmental Control)	3,794	42,758
Allstate Corp. (Insurance)	10,298	645,994
Alltel Corp. (Telecommunications)	3,794	210,567
Altera Corp. * (Semiconductors)	2,168	39,848
Altria Group, Inc. (Agriculture)	13,008	995,763
Ameren Corp. (Electric)	3,252	171,673
American Electric Power, Inc. (Electric)	6,504	236,550
American International Group, Inc. (Insurance)	17,886	1,185,125
American Power Conversion Corp. (Electrical Components & Equipment)	1,626	35,707
American Standard Cos. (Building Materials)	1,084	45,495
Ameriprise Financial, Inc. (Diversified Financial Services)	1,626	76,259
AmSouth Bancorp (Banks)	5,420	157,397
Analog Devices, Inc. (Semiconductors)	2,168	63,718
AON Corp. (Insurance)	5,420	183,575
Apartment Investment and Management Co. - Class A (REIT)	1,626	88,471
Apple Computer, Inc. * (Computers)	6,504	501,004
Applera Corp. - Applied Biosystems Group (Electronics)	1,084	35,891
Applied Materials, Inc. (Semiconductors)	13,008	230,632
Archer-Daniels-Midland Co. (Agriculture)	10,840	410,619
Archstone-Smith Trust (REIT)	3,252	177,039
Ashland, Inc. (Chemicals)	1,084	69,138
AT&T, Inc. (Telecommunications)	63,414	2,064,761
Automatic Data Processing, Inc. (Software)	3,252	153,950
AutoNation, Inc. * (Retail)	2,168	45,311
Avaya, Inc. * (Telecommunications)	6,504	74,406
Avery Dennison Corp. (Household Products/Wares)	1,626	97,836

See accompanying notes to the Schedules of Portfolio Investments.

Avon Products, Inc. (Cosmetics/Personal Care)	2,710	83,088
Baker Hughes, Inc. (Oil & Gas Services)	2,168	147,858
Bank of America Corp. (Banks)	57,452	3,077,703
Bank of New York Co., Inc. (Banks)	12,466	439,551
Bausch & Lomb, Inc. (Healthcare - Products)	542	27,170
Baxter International, Inc. (Healthcare - Products)	3,794	172,476
BB&T Corp. (Banks)	9,214	403,389
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,168	303,737
BellSouth Corp. (Telecommunications)	29,268	1,251,207
Bemis Co., Inc. (Packaging & Containers)	1,626	53,430
Big Lots, Inc. * (Retail)	1,626	32,211
Biogen Idec, Inc. * (Biotechnology)	3,252	145,300
BMC Software, Inc. * (Software)	2,168	59,013
Boeing Co. (Aerospace/Defense)	8,130	641,051
Boston Properties, Inc. (REIT)	1,084	112,021
Bristol-Myers Squibb Co. (Pharmaceuticals)	18,428	459,226
Brown-Forman Corp. (Beverages)	542	41,544
Brunswick Corp. (Leisure Time)	1,626	50,715
Burlington Northern Santa Fe Corp. (Transportation)	5,962	437,850
CA, Inc. (Software)	4,878	115,560
Carnival Corp. (Leisure Time)	2,710	127,451
Caterpillar, Inc. (Machinery - Construction & Mining)	10,840	713,272
CBS Corp. - Class B (Media)	7,046	198,486
CenterPoint Energy, Inc. (Electric)	4,878	69,853
CenturyTel, Inc. (Telecommunications)	1,626	64,503
ChevronTexaco Corp. (Oil & Gas)	15,718	1,019,469
Chubb Corp. (Insurance)	7,046	366,110
Ciena Corp. * (Telecommunications)	1,084	29,539
CIGNA Corp. (Insurance)	1,084	126,091
Cincinnati Financial Corp. (Insurance)	1,626	78,146
Circuit City Stores, Inc. (Retail)	2,710	68,048
CIT Group, Inc. (Diversified Financial Services)	3,252	158,145
Citigroup, Inc. (Diversified Financial Services)	81,300	4,038,170
Citizens Communications Co. (Telecommunications)	5,420	76,097
CMS Energy Corp. * (Electric)	3,794	54,785
Coca-Cola Co. (Beverages)	15,176	678,063
Coca-Cola Enterprises, Inc. (Beverages)	4,878	101,609
Comcast Corp. - Special Class A * (Media)	34,688	1,278,253
Comerica, Inc. (Banks)	2,710	154,253
Compass Bancshares, Inc. (Banks)	2,168	123,533
Computer Sciences Corp. * (Computers)	3,252	159,738
Compuware Corp. * (Software)	3,794	29,555
Comverse Technology, Inc. * (Telecommunications)	1,626	34,861
ConAgra Foods, Inc. (Food)	8,672	212,291

See accompanying notes to the Schedules of Portfolio Investments.

ConocoPhillips (Oil & Gas)	27,100	1,613,263
CONSOL Energy, Inc. (Coal)	1,626	51,593
Consolidated Edison, Inc. (Electric)	3,794	175,283
Constellation Brands, Inc. * (Beverages)	3,252	93,593
Constellation Energy Group, Inc. (Electric)	2,710	160,432
Convergys Corp. * (Commercial Services)	1,084	22,385
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,626	138,568
Corning, Inc. * (Telecommunications)	15,718	383,676
Costco Wholesale Corp. (Retail)	7,588	376,972
CSX Corp. (Transportation)	7,588	249,114
Cummins, Inc. (Machinery-Diversified)	542	64,623
CVS Corp. (Retail)	13,550	435,226
Dean Foods Co. * (Food)	1,084	45,550
Deere & Co. (Machinery-Diversified)	3,794	318,354
Dillards, Inc. - Class A (Retail)	1,084	35,479
Dollar General Corp. (Retail)	1,626	22,162
Dominion Resources, Inc. (Electric)	5,420	414,576
Dover Corp. (Miscellaneous Manufacturing)	3,252	154,275
DTE Energy Co. (Electric)	2,710	112,492
Du Pont (Chemicals)	15,176	650,139
Duke Energy Corp. (Electric)	20,054	605,630
Dynegy, Inc. - Class A * (Pipelines)	5,962	33,029
E*TRADE Financial Corp. * (Diversified Financial Services)	2,710	64,823
Eastman Chemical Co. (Chemicals)	1,084	58,558
Eastman Kodak Co. (Miscellaneous Manufacturing)	4,878	109,267
Eaton Corp. (Miscellaneous Manufacturing)	2,710	186,584
Edison International (Electric)	2,710	112,844
El Paso Corp. (Pipelines)	11,382	155,250
Electronic Data Systems Corp. (Computers)	8,672	212,637
Embarq Corp. (Telecommunications)	2,168	104,866
EMC Corp. * (Computers)	20,596	246,740
Emerson Electric Co. (Electrical Components & Equipment)	6,504	545,426
Entergy Corp. (Electric)	3,252	254,404
Equity Office Properties Trust (REIT)	5,962	237,049
Equity Residential Properties Trust (REIT)	4,878	246,729
Exelon Corp. (Electric)	4,336	262,501
Exxon Mobil Corp. (Oil & Gas)	35,772	2,400,301
Family Dollar Stores, Inc. (Retail)	1,084	31,696
Fannie Mae (Diversified Financial Services)	8,130	454,548
Federated Department Stores, Inc. (Retail)	9,214	398,137
FedEx Corp. (Transportation)	2,710	294,523
Fifth Third Bancorp (Banks)	4,336	165,115
First Horizon National Corp. (Banks)	2,168	82,406
FirstEnergy Corp. (Electric)	5,420	302,761
Fluor Corp. (Engineering & Construction)	1,626	125,023
Ford Motor Co. (Auto Manufacturers)	30,894	249,932
FPL Group, Inc. (Electric)	6,504	292,680
Franklin Resources, Inc. (Diversified Financial Services)	1,084	114,633

See accompanying notes to the Schedules of Portfolio Investments.

Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,626	86,601
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	3,794	144,210
Gannett Co., Inc. (Media)	1,626	92,406
General Electric Co. (Miscellaneous Manufacturing)	88,346	3,118,613
General Motors Corp. (Auto Manufacturers)	9,214	306,458
Genuine Parts Co. (Distribution/Wholesale)	2,710	116,882
Genworth Financial, Inc. - Class A (Diversified Financial Services)	5,962	208,730
Genzyme Corp. * (Biotechnology)	1,626	109,706
Goodrich Corp. (Aerospace/Defense)	2,168	87,847
Halliburton Co. (Oil & Gas Services)	10,840	308,398
Harrah’s Entertainment, Inc. (Lodging)	1,084	72,010
Hartford Financial Services Group, Inc. (Insurance)	4,878	423,167
Hasbro, Inc. (Toys/Games/Hobbies)	2,710	61,653
HCA, Inc. (Healthcare - Services)	3,252	162,242
Heinz (H.J.) Co. (Food)	3,252	136,356
Hercules, Inc. * (Chemicals)	1,626	25,642
Hess Corp. (Oil & Gas)	1,084	44,899
Hewlett-Packard Co. (Computers)	45,528	1,670,423
Hilton Hotels Corp. (Lodging)	2,710	75,474
Honeywell International, Inc. (Miscellaneous Manufacturing)	13,550	554,195
Huntington Bancshares, Inc. (Banks)	3,794	90,790
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,252	146,015
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	5,420	205,852
Intel Corp. (Semiconductors)	45,528	936,510
International Flavors & Fragrances, Inc. (Chemicals)	542	21,431
International Paper Co. (Forest Products & Paper)	8,130	281,541
Interpublic Group of Cos., Inc. * (Advertising)	4,336	42,926
J.C. Penney Co., Inc. (Holding Company) (Retail)	3,794	259,472
J.P. Morgan Chase & Co. (Diversified Financial Services)	56,910	2,672,493
JDS Uniphase Corp. * (Telecommunications)	17,344	37,983
Johnson Controls, Inc. (Auto Parts & Equipment)	3,252	233,298
Jones Apparel Group, Inc. (Apparel)	1,626	52,747
Juniper Networks, Inc. * (Telecommunications)	3,794	65,560
KB Home (Home Builders)	542	23,740
KeyCorp (Banks)	6,504	243,510
KeySpan Corp. (Gas)	2,710	111,489
Kimberly-Clark Corp. (Household Products/Wares)	3,252	212,551
Kimco Realty Corp. (REIT)	3,252	139,413
Kinder Morgan, Inc. (Pipelines)	1,084	113,657
KLA -Tencor Corp. (Semiconductors)	1,626	72,308
Kroger Co. (Food)	5,420	125,419
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,710	67,831

See accompanying notes to the Schedules of Portfolio Investments.

Lehman Brothers Holdings, Inc. (Diversified Financial Services)	5,420	400,321
Limited, Inc. (Retail)	5,420	143,576
Lincoln National Corp. (Insurance)	4,878	302,826
Lockheed Martin Corp. (Aerospace/Defense)	5,962	513,090
Loews Corp. (Insurance)	6,504	246,502
Louisiana-Pacific Corp. (Forest Products & Paper)	1,626	30,520
LSI Logic Corp. * (Semiconductors)	4,336	35,642
Lucent Technologies, Inc. * (Telecommunications)	48,238	112,877
M&T Bank Corp. (Banks)	542	65,018
Marathon Oil Corp. (Oil & Gas)	5,962	458,478
Marriott International, Inc. - Class A (Lodging)	2,710	104,714
Marsh & McLennan Cos., Inc. (Insurance)	3,794	106,801
Marshall & Ilsley Corp. (Banks)	2,168	104,454
Masco Corp. (Building Materials)	6,504	178,340
Mattel, Inc. (Toys/Games/Hobbies)	6,504	128,128
MBIA, Inc. (Insurance)	1,084	66,601
McDonald’s Corp. (Retail)	9,756	381,655
McGraw-Hill Cos., Inc. (Media)	2,710	157,261
McKesson Corp. (Commercial Services)	4,878	257,169
MeadWestvaco Corp. (Forest Products & Paper)	2,710	71,842
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,168	130,318
Mellon Financial Corp. (Banks)	4,336	169,538
Merck & Co., Inc. (Pharmaceuticals)	19,512	817,553
Meredith Corp. (Media)	542	26,737
Merrill Lynch & Co., Inc. (Diversified Financial Services)	15,176	1,187,067
MetLife, Inc. (Insurance)	12,466	706,572
Micron Technology, Inc. * (Semiconductors)	10,840	188,616
Molex, Inc. (Electrical Components & Equipment)	1,626	63,365
Molson Coors Brewing Co. - Class B (Beverages)	1,084	74,688
Monsanto Co. (Agriculture)	5,420	254,794
Monster Worldwide, Inc. * (Internet)	1,084	39,230
Moody’s Corp. (Commercial Services)	2,168	141,744
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	17,344	1,264,551
Motorola, Inc. (Telecommunications)	27,642	691,050
Murphy Oil Corp. (Oil & Gas)	1,626	77,316
National City Corp. (Banks)	8,672	317,395
National Semiconductor Corp. (Semiconductors)	3,252	76,520
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,084	63,468
Navistar International Corp. * (Auto Manufacturers)	1,084	27,989
NCR Corp. * (Computers)	1,626	64,194
Newell Rubbermaid, Inc. (Housewares)	4,336	122,796
Newmont Mining Corp. (Mining)	2,168	92,682
News Corp. - Class A (Media)	38,482	756,171
NICOR, Inc. (Gas)	542	23,176

See accompanying notes to the Schedules of Portfolio Investments.

NiSource, Inc. (Electric)	4,336	94,265
Noble Corp. (Oil & Gas)	542	34,786
Nordstrom, Inc. (Retail)	3,252	137,560
Norfolk Southern Corp. (Transportation)	6,504	286,501
North Fork Bancorp, Inc. (Banks)	7,588	217,320
Northern Trust Corp. (Banks)	1,626	95,007
Northrop Grumman Corp. (Aerospace/Defense)	5,420	368,939
Novell, Inc. * (Software)	5,420	33,170
Novellus Systems, Inc. * (Semiconductors)	1,084	29,983
Nucor Corp. (Iron/Steel)	4,878	241,412
Occidental Petroleum Corp. (Oil & Gas)	4,336	208,605
Office Depot, Inc. * (Retail)	2,168	86,070
OfficeMax, Inc. (Retail)	1,084	44,162
PACCAR, Inc. (Auto Manufacturers)	3,794	216,334
Pactiv Corp. * (Packaging & Containers)	1,084	30,807
Pall Corp. (Miscellaneous Manufacturing)	1,084	33,398
Parametric Technology Corp. * (Software)	1,084	18,927
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,168	168,519
Peoples Energy Corp. (Gas)	542	22,032
PerkinElmer, Inc. (Electronics)	2,168	41,040
PG&E Corp. (Electric)	5,420	225,743
Phelps Dodge Corp. (Mining)	3,252	275,444
Pinnacle West Capital Corp. (Electric)	1,626	73,251
Pitney Bowes, Inc. (Office/Business Equipment)	1,626	72,146
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,626	55,349
PMC-Sierra, Inc. * (Semiconductors)	2,168	12,878
PNC Financial Services Group (Banks)	4,878	353,362
PPG Industries, Inc. (Chemicals)	2,710	181,787
PPL Corp. (Electric)	5,962	196,150
Praxair, Inc. (Chemicals)	2,168	128,259
Principal Financial Group, Inc. (Insurance)	4,336	235,358
Progress Energy, Inc. (Electric)	4,336	196,768
Prologis (REIT)	2,710	154,633
Prudential Financial, Inc. (Insurance)	3,794	289,293
Public Service Enterprise Group, Inc. (Electric)	4,336	265,320
Public Storage, Inc. (REIT)	1,084	93,213
Pulte Homes, Inc. (Home Builders)	3,252	103,608
Qualcomm, Inc. (Telecommunications)	11,382	413,736
Qwest Communications International, Inc. * (Telecommunications)	25,474	222,133
R.R. Donnelley & Sons Co. (Commercial Services)	3,794	125,050
Raytheon Co. (Aerospace/Defense)	7,046	338,278
Realogy Corp. * (Real Estate)	4,336	98,340
Regions Financial Corp. (Banks)	7,588	279,163
Reynolds American, Inc. (Agriculture)	3,252	201,526
Robert Half International, Inc. (Commercial Services)	1,084	36,823
Rockwell International Corp. (Machinery-Diversified)	1,626	94,471

See accompanying notes to the Schedules of Portfolio Investments.

Rohm & Haas Co. (Chemicals)	2,168	102,655
Rowan Cos., Inc. (Oil & Gas)	1,084	34,287
Ryder System, Inc. (Transportation)	1,084	56,021
Sabre Holdings Corp. (Leisure Time)	2,168	50,710
SAFECO Corp. (Insurance)	2,168	127,760
Safeway, Inc. (Food)	7,588	230,295
Sanmina-SCI Corp. * (Electronics)	8,672	32,433
Sara Lee Corp. (Food)	5,962	95,809
Schlumberger, Ltd. (Oil & Gas Services)	11,382	706,025
Schwab (Diversified Financial Services)	8,672	155,229
Sealed Air Corp. (Packaging & Containers)	1,084	58,667
Sempra Energy (Gas)	4,336	217,885
Sherwin-Williams Co. (Chemicals)	1,084	60,466
Simon Property Group, Inc. (REIT)	1,626	147,348
Smith International, Inc. (Oil & Gas Services)	1,626	63,089
Snap-on, Inc. (Hand/Machine Tools)	1,084	48,292
Solectron Corp. * (Electronics)	15,176	49,474
Southern Co. (Electric)	11,924	410,901
Southwest Airlines Co. (Airlines)	6,504	108,357
Sovereign Bancorp, Inc. (Savings & Loans)	5,962	128,243
Sprint Corp. (Telecommunications)	48,780	836,577
St. Paul Cos., Inc. (Insurance)	11,382	533,702
Staples, Inc. (Retail)	4,878	118,682
State Street Corp. (Banks)	2,168	135,283
Sun Microsystems, Inc. * (Computers)	56,910	282,843
Sunoco, Inc. (Oil & Gas)	2,168	134,828
SunTrust Banks, Inc. (Banks)	5,962	460,743
SuperValu, Inc. (Food)	3,252	96,422
Symbol Technologies, Inc. (Electronics)	4,336	64,433
Synovus Financial Corp. (Banks)	2,710	79,593
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,168	103,739
TECO Energy, Inc. (Electric)	3,252	50,894
Tektronix, Inc. (Electronics)	1,084	31,360
Tellabs, Inc. * (Telecommunications)	7,588	83,164
Temple-Inland, Inc. (Forest Products & Paper)	1,626	65,203
Tenet Healthcare Corp. * (Healthcare - Services)	7,588	61,766
Teradyne, Inc. * (Semiconductors)	3,252	42,796
Texas Instruments, Inc. (Semiconductors)	12,466	414,494
Textron, Inc. (Miscellaneous Manufacturing)	2,168	189,700
The AES Corp. * (Electric)	5,420	110,514
The Dow Chemical Co. (Chemicals)	15,718	612,687
The E.W. Scripps Co. - Class A (Media)	542	25,978
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	542	21,859
The Gap, Inc. (Retail)	3,252	61,625
The Goldman Sachs Group, Inc. (Diversified Financial Services)	7,046	1,191,972
The Hershey Co. (Food)	1,084	57,940
The New York Times Co. - Class A (Media)	1,084	24,910
The Pepsi Bottling Group, Inc. (Beverages)	1,084	38,482

See accompanying notes to the Schedules of Portfolio Investments.

The Stanley Works (Hand/Machine Tools)	1,084	54,038
Thermo Electron Corp. * (Electronics)	1,626	63,951
Time Warner, Inc. (Media)	31,978	582,959
Torchmark Corp. (Insurance)	542	34,206
Transocean Sedco Forex, Inc. * (Oil & Gas)	3,252	238,144
Tribune Co. (Media)	4,336	141,874
TXU Corp. (Electric)	4,878	304,973
Tyco International, Ltd. (Miscellaneous Manufacturing)	33,062	925,405
Tyson Foods, Inc. - Class A (Food)	4,336	68,856
U.S. Bancorp (Banks)	29,268	972,283
Union Pacific Corp. (Transportation)	4,336	381,568
Unisys Corp. * (Computers)	5,420	30,677
United Parcel Service, Inc. - Class B (Transportation)	5,962	428,906
United States Steel Corp. (Iron/Steel)	1,626	93,788
United Technologies Corp. (Aerospace/Defense)	16,260	1,030,071
UnumProvident Corp. (Insurance)	4,878	94,584
V. F. Corp. (Apparel)	1,626	118,617
Verizon Communications, Inc. (Telecommunications)	47,696	1,770,953
Viacom, Inc. - Class B * (Media)	8,130	302,273
Vornado Realty Trust (REIT)	1,084	118,156
Vulcan Materials Co. (Building Materials)	542	42,412
W.W. Grainger, Inc. (Distribution/Wholesale)	542	36,325
Wachovia Corp. (Banks)	31,436	1,754,129
Walt Disney Co. (Media)	35,772	1,105,713
Washington Mutual, Inc. (Savings & Loans)	15,718	683,261
Waste Management, Inc. (Environmental Control)	4,336	159,045
Weatherford International, Ltd. * (Oil & Gas Services)	2,710	113,061
WellPoint, Inc. * (Healthcare - Services)	10,298	793,462
Wells Fargo & Co. (Banks)	55,284	2,000,175
Western Union Co. * (Commercial Services)	3,794	72,579
Weyerhaeuser Co. (Forest Products & Paper)	3,794	233,445
Whirlpool Corp. (Home Furnishings)	1,084	91,175
Williams Cos., Inc. (Pipelines)	9,756	232,877
Windstream Corp. (Telecommunications)	7,588	100,086
Wyndham Worldwide Corp. (Lodging)	3,252	90,958
Xcel Energy, Inc. (Electric)	6,504	134,308
Xerox Corp. * (Office/Business Equipment)	15,176	236,138
Xilinx, Inc. (Semiconductors)	2,710	59,485
XL Capital, Ltd. - Class A (Insurance)	2,710	186,177
Zions Bancorp (Banks)	1,084	86,514

TOTAL COMMON STOCKS (Cost $86,777,009)		99,696,347

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (0.1%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $96,039 (Collateralized by $101,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $98,351)	$96,000	96,000

TOTAL REPURCHASE AGREEMENTS (Cost $96,000)		96,000

TOTAL INVESTMENT SECURITIES (Cost $86,873,009) - 101.0% of net assets		$99,792,347

Percentages indicated are based on net assets of $98,821,953.

*	Non-income producing security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $134,500)	2	$3,443

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Advertising	NM
Aerospace/Defense	3.0%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.2%
Auto Manufacturers	0.8%
Auto Parts & Equipment	0.2%
Banks	12.3%
Beverages	1.0%
Biotechnology	0.3%
Building Materials	0.3%
Chemicals	2.2%
Coal	0.1%
Commercial Services	0.7%
Computers	3.2%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	12.6%
Electric	5.5%
Electrical Components & Equipment	0.7%
Electronics	0.5%
Engineering & Construction	0.1%
Environmental Control	0.2%
Food	1.1%
Forest Products & Paper	0.7%
Gas	0.4%
Hand/Machine Tools	0.1%
Healthcare-Products	0.2%
Healthcare-Services	1.2%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products\Wares	0.3%
Housewares	0.1%
Insurance	6.4%
Internet	NM
Iron/Steel	0.4%
Leisure Time	0.2%
Lodging	0.3%
Machinery – Construction & Mining	0.7%
Machinery-Diversified	0.5%
Media	4.7%
Mining	0.9%
Miscellaneous Manufacturing	6.5%
Office/Business Equipment	0.3%
Oil & Gas	6.3%
Oil & Gas Services	1.4%
Packaging & Containers	0.1%
Pharmaceuticals	1.9%
Pipelines	0.5%
Real Estate	0.1%
Real Estate Investment Trust	1.5%
Retail	2.7%
Savings & Loans	0.8%
Semiconductors	2.6%
Software	0.4%
Telecommunications	8.8%
Toys/Games/Hobbies	0.2%
Transportation	2.2%
Other**	0.1%

**	Includes non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Large-Cap Growth

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (99.8%)
3M Co. (Miscellaneous Manufacturing)	5,489	$408,491
Abbott Laboratories (Pharmaceuticals)	11,976	581,555
ADC Telecommunications, Inc. * (Telecommunications)	499	7,485
Adobe Systems, Inc. * (Software)	7,485	280,313
Aetna, Inc. (Healthcare - Services)	2,994	118,413
Affiliated Computer Services, Inc. - Class A * (Computers)	1,497	77,634
AFLAC, Inc. (Insurance)	3,992	182,674
Agilent Technologies, Inc. * (Electronics)	1,996	65,249
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	499	25,244
Allegheny Technologies, Inc. (Iron/Steel)	499	31,033
Allergan, Inc. (Pharmaceuticals)	1,996	224,770
Alltel Corp. (Telecommunications)	1,996	110,778
Altera Corp. * (Semiconductors)	2,994	55,030
Altria Group, Inc. (Agriculture)	15,968	1,222,350
Amazon.com, Inc. * (Internet)	3,992	128,223
Ambac Financial Group, Inc. (Insurance)	1,497	123,877
American Express Co. (Diversified Financial Services)	15,469	867,502
American International Group, Inc. (Insurance)	18,962	1,256,422
American Power Conversion Corp. (Electrical Components & Equipment)	998	21,916
American Standard Cos. (Building Materials)	1,497	62,829
Ameriprise Financial, Inc. (Diversified Financial Services)	1,996	93,612
AmerisourceBergen Corp. (Pharmaceuticals)	2,495	112,774
Amgen, Inc. * (Biotechnology)	14,471	1,035,110
Anadarko Petroleum Corp. (Oil & Gas)	5,489	240,583
Analog Devices, Inc. (Semiconductors)	2,994	87,994
Anheuser-Busch Cos., Inc. (Beverages)	9,481	450,442
Apache Corp. (Oil & Gas)	3,992	252,294
Apollo Group, Inc. - Class A * (Commercial Services)	1,996	98,283
Apple Computer, Inc. * (Computers)	5,489	422,818
Applera Corp. - Applied Biosystems Group (Electronics)	1,497	49,566
Applied Materials, Inc. (Semiconductors)	9,481	168,098
Autodesk, Inc. * (Software)	2,994	104,131
Automatic Data Processing, Inc. (Software)	4,491	212,604
AutoZone, Inc. * (Retail)	499	51,547
Avon Products, Inc. (Cosmetics/Personal Care)	3,493	107,095
Baker Hughes, Inc. (Oil & Gas Services)	2,994	204,191
Ball Corp. (Packaging & Containers)	1,497	60,554

See accompanying notes to the Schedules of Portfolio Investments.

Bank of America Corp. (Banks)	12,974	695,018
Bard (C.R.), Inc. (Healthcare - Products)	1,497	112,275
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,497	77,754
Bausch & Lomb, Inc. (Healthcare - Products)	499	25,015
Baxter International, Inc. (Healthcare - Products)	5,489	249,530
Becton, Dickinson & Co. (Healthcare - Products)	2,994	211,586
Bed Bath & Beyond, Inc. * (Retail)	3,493	133,642
Best Buy Co., Inc. (Retail)	4,990	267,264
Biogen Idec, Inc. * (Biotechnology)	1,996	89,181
Biomet, Inc. (Healthcare - Products)	2,994	96,377
BJ Services Co. (Oil & Gas Services)	3,992	120,279
Black & Decker Corp. (Hand/Machine Tools)	998	79,191
BMC Software, Inc. * (Software)	998	27,166
Boeing Co. (Aerospace/Defense)	3,992	314,769
Boston Properties, Inc. (REIT)	499	51,567
Boston Scientific Corp. * (Healthcare - Products)	14,970	221,406
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,479	261,137
Broadcom Corp. - Class A * (Semiconductors)	5,489	166,536
Brown-Forman Corp. (Beverages)	499	38,248
CA, Inc. (Software)	1,996	47,285
Campbell Soup Co. (Food)	2,495	91,068
Capital One Financial Corp. (Diversified Financial Services)	3,992	314,011
Cardinal Health, Inc. (Pharmaceuticals)	4,990	328,043
Caremark Rx, Inc. (Pharmaceuticals)	5,489	311,062
Carnival Corp. (Leisure Time)	3,493	164,276
CBS Corp. - Class B (Media)	4,491	126,511
Centex Corp. (Home Builders)	1,497	78,772
Chesapeake Energy Corp. (Oil & Gas)	4,990	144,610
ChevronTexaco Corp. (Oil & Gas)	15,968	1,035,685
Chicago Mercantile Exchange (Diversified Financial Services)	499	238,647
Ciena Corp. * (Telecommunications)	499	13,598
CIGNA Corp. (Insurance)	998	116,087
Cincinnati Financial Corp. (Insurance)	998	47,964
Cintas Corp. (Textiles)	1,497	61,123
Cisco Systems, Inc. * (Telecommunications)	76,347	1,755,981
Citrix Systems, Inc. * (Software)	2,495	90,344
Clear Channel Communications, Inc. (Media)	6,487	187,150
Clorox Co. (Household Products/Wares)	1,996	125,748
Coach, Inc. * (Apparel)	4,990	171,656
Coca-Cola Co. (Beverages)	13,972	624,269
Colgate-Palmolive Co. (Cosmetics/Personal Care)	6,487	402,843
Commerce Bancorp, Inc. (Banks)	2,495	91,591
Compuware Corp. * (Software)	1,497	11,662
Comverse Technology, Inc. * (Telecommunications)	998	21,397
CONSOL Energy, Inc. (Coal)	998	31,667
Convergys Corp. * (Commercial Services)	499	10,304

See accompanying notes to the Schedules of Portfolio Investments.

Corning, Inc. * (Telecommunications)	7,485	182,709
Countrywide Credit Industries, Inc. (Diversified Financial Services)	7,485	262,274
Coventry Health Care, Inc. * (Healthcare - Services)	1,996	102,834
D.R. Horton, Inc. (Home Builders)	3,493	83,658
Danaher Corp. (Miscellaneous Manufacturing)	2,994	205,598
Darden Restaurants, Inc. (Retail)	1,497	63,578
Dean Foods Co. * (Food)	998	41,936
Dell, Inc. * (Computers)	28,443	649,638
Devon Energy Corp. (Oil & Gas)	5,489	346,630
Dollar General Corp. (Retail)	2,495	34,007
Dow Jones & Co., Inc. (Media)	499	16,736
E*TRADE Financial Corp. * (Diversified Financial Services)	3,493	83,553
eBay, Inc. * (Internet)	14,471	410,398
Ecolab, Inc. (Chemicals)	2,495	106,836
Edison International (Electric)	1,996	83,113
Electronic Arts, Inc. * (Software)	3,992	222,275
Eli Lilly & Co. (Pharmaceuticals)	13,972	796,404
EMC Corp. * (Computers)	13,473	161,407
EOG Resources, Inc. (Oil & Gas)	2,994	194,760
Equifax, Inc. (Commercial Services)	1,497	54,955
Exelon Corp. (Electric)	4,990	302,095
Express Scripts, Inc. * (Pharmaceuticals)	1,996	150,678
Exxon Mobil Corp. (Oil & Gas)	48,403	3,247,842
Family Dollar Stores, Inc. (Retail)	998	29,182
Fannie Mae (Diversified Financial Services)	5,988	334,789
Federated Investors, Inc. - Class B (Diversified Financial Services)	998	33,742
FedEx Corp. (Transportation)	1,996	216,925
Fifth Third Bancorp (Banks)	3,493	133,013
First Data Corp. (Software)	9,481	398,202
Fiserv, Inc. * (Software)	1,996	93,992
Fisher Scientific International, Inc. * (Electronics)	1,497	117,125
Forest Laboratories, Inc. * (Pharmaceuticals)	3,992	202,035
Fortune Brands, Inc. (Household Products/Wares)	1,996	149,920
Franklin Resources, Inc. (Diversified Financial Services)	998	105,539
Freddie Mac (Diversified Financial Services)	8,483	562,677
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	998	53,153
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	1,996	75,868
Gannett Co., Inc. (Media)	1,497	85,075
General Dynamics Corp. (Aerospace/Defense)	4,990	357,633
General Electric Co. (Miscellaneous Manufacturing)	62,375	2,201,837
General Mills, Inc. (Food)	4,491	254,190
Genzyme Corp. * (Biotechnology)	1,996	134,670
Gilead Sciences, Inc. * (Pharmaceuticals)	5,489	377,094
Google, Inc. - Class A * (Internet)	2,495	1,002,740

See accompanying notes to the Schedules of Portfolio Investments.

H & R Block, Inc. (Commercial Services)	3,992	86,786
Halliburton Co. (Oil & Gas Services)	4,990	141,966
Harley-Davidson, Inc. (Leisure Time)	3,493	219,186
Harman International Industries, Inc. (Home Furnishings)	998	83,273
Harrah’s Entertainment, Inc. (Lodging)	1,497	99,446
HCA, Inc. (Healthcare - Services)	2,495	124,476
Health Management Associates, Inc. - Class A (Healthcare - Services)	2,994	62,575
Heinz (H.J.) Co. (Food)	1,996	83,692
Hess Corp. (Oil & Gas)	1,996	82,674
Hilton Hotels Corp. (Lodging)	1,996	55,589
Home Depot, Inc. (Retail)	25,948	941,134
Hospira, Inc. * (Pharmaceuticals)	1,996	76,387
Humana, Inc. * (Healthcare - Services)	1,996	131,916
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,495	112,026
IMS Health, Inc. (Software)	2,495	66,467
Intel Corp. (Semiconductors)	37,924	780,098
International Business Machines Corp. (Computers)	19,461	1,594,634
International Flavors & Fragrances, Inc. (Chemicals)	499	19,730
International Game Technology (Entertainment)	3,992	165,668
Interpublic Group of Cos., Inc. * (Advertising)	1,996	19,760
Intuit, Inc. * (Software)	3,992	128,103
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,495	127,919
Jabil Circuit, Inc. (Electronics)	1,996	57,026
Janus Capital Group, Inc. (Diversified Financial Services)	2,495	49,201
JDS Uniphase Corp. * (Telecommunications)	7,485	16,392
Johnson & Johnson (Healthcare - Products)	36,926	2,397,975
Juniper Networks, Inc. * (Telecommunications)	3,992	68,982
KB Home (Home Builders)	499	21,856
Kellogg Co. (Food)	2,994	148,263
Kimberly-Clark Corp. (Household Products/Wares)	2,994	195,687
Kinder Morgan, Inc. (Pipelines)	499	52,320
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,994	50,988
KLA -Tencor Corp. (Semiconductors)	1,497	66,572
Kohls Corp. * (Retail)	4,491	291,556
Kroger Co. (Food)	4,990	115,469
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,497	117,260
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,497	98,158
Legg Mason, Inc. (Diversified Financial Services)	1,497	150,987
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,495	184,281
Lennar Corp. - Class A (Home Builders)	1,497	67,739
Lexmark International, Inc. - Class A * (Computers)	1,497	86,317

See accompanying notes to the Schedules of Portfolio Investments.

Linear Technology Corp. (Semiconductors)	3,992	124,231
Liz Claiborne, Inc. (Apparel)	1,497	59,146
Lowe’s Cos., Inc. (Retail)	18,962	532,074
LSI Logic Corp. * (Semiconductors)	1,497	12,305
Lucent Technologies, Inc. * (Telecommunications)	18,962	44,371
M&T Bank Corp. (Banks)	499	59,860
Manor Care, Inc. (Healthcare - Services)	998	52,175
Marriott International, Inc. - Class A (Lodging)	1,996	77,125
Marsh & McLennan Cos., Inc. (Insurance)	3,992	112,375
Marshall & Ilsley Corp. (Banks)	1,497	72,125
Maxim Integrated Products, Inc. (Semiconductors)	3,992	112,055
MBIA, Inc. (Insurance)	998	61,317
McCormick & Co., Inc. (Food)	1,497	56,856
McDonald’s Corp. (Retail)	8,483	331,855
McGraw-Hill Cos., Inc. (Media)	2,495	144,785
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,996	119,980
MedImmune, Inc. * (Biotechnology)	2,994	87,455
Medtronic, Inc. (Healthcare - Products)	14,970	695,207
Mellon Financial Corp. (Banks)	1,996	78,044
Merck & Co., Inc. (Pharmaceuticals)	12,475	522,703
Meredith Corp. (Media)	499	24,616
MGIC Investment Corp. (Insurance)	998	59,850
Microsoft Corp. (Software)	109,281	2,986,649
Millipore Corp. * (Biotechnology)	499	30,589
Molex, Inc. (Electrical Components & Equipment)	499	19,446
Monsanto Co. (Agriculture)	2,994	140,748
Monster Worldwide, Inc. * (Internet)	499	18,059
Moody’s Corp. (Commercial Services)	1,497	97,874
Motorola, Inc. (Telecommunications)	9,481	237,025
Murphy Oil Corp. (Oil & Gas)	998	47,455
Mylan Laboratories, Inc. (Pharmaceuticals)	2,495	50,224
Nabors Industries, Ltd. * (Oil & Gas)	3,992	118,762
National Semiconductor Corp. (Semiconductors)	1,996	46,966
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,497	87,649
NCR Corp. * (Computers)	998	39,401
Network Appliance, Inc. * (Computers)	4,491	166,212
Newmont Mining Corp. (Mining)	3,992	170,658
NIKE, Inc. - Class B (Apparel)	2,495	218,612
Noble Corp. (Oil & Gas)	998	64,052
Northern Trust Corp. (Banks)	998	58,313
Novellus Systems, Inc. * (Semiconductors)	499	13,802
NVIDIA Corp. * (Semiconductors)	4,491	132,889
Occidental Petroleum Corp. (Oil & Gas)	6,986	336,096
Office Depot, Inc. * (Retail)	1,996	79,241
Omnicom Group, Inc. (Advertising)	1,996	186,826
Oracle Corp. * (Software)	48,403	858,669
Pactiv Corp. * (Packaging & Containers)	998	28,363
Pall Corp. (Miscellaneous Manufacturing)	998	30,748

See accompanying notes to the Schedules of Portfolio Investments.

Parametric Technology Corp. * (Software)	499	8,713
Patterson Cos., Inc. * (Healthcare - Products)	1,497	50,314
Paychex, Inc. (Commercial Services)	3,992	147,105
PepsiCo, Inc. (Beverages)	20,459	1,335,155
Pfizer, Inc. (Pharmaceuticals)	91,317	2,589,749
Pitney Bowes, Inc. (Office/Business Equipment)	1,497	66,422
Plum Creek Timber Co., Inc. (Forest Products & Paper)	998	33,972
PMC-Sierra, Inc. * (Semiconductors)	998	5,928
Praxair, Inc. (Chemicals)	1,996	118,084
Procter & Gamble Co. (Cosmetics/Personal Care)	40,918	2,536,098
Progressive Corp. (Insurance)	9,980	244,909
Prologis (REIT)	998	56,946
Prudential Financial, Inc. (Insurance)	3,493	266,341
Public Storage, Inc. (REIT)	499	42,909
QLogic Corp. * (Semiconductors)	1,996	37,724
Qualcomm, Inc. (Telecommunications)	12,475	453,466
Quest Diagnostics, Inc. (Healthcare - Services)	1,996	122,075
RadioShack Corp. (Retail)	1,497	28,892
Realogy Corp. * (Real Estate)	2,994	67,904
Robert Half International, Inc. (Commercial Services)	998	33,902
Rockwell Collins, Inc. (Aerospace/Defense)	1,996	109,461
Rockwell International Corp. (Machinery-Diversified)	998	57,984
Rowan Cos., Inc. (Oil & Gas)	499	15,783
SanDisk Corp. * (Computers)	2,495	133,582
Sara Lee Corp. (Food)	4,990	80,189
Schering-Plough Corp. (Pharmaceuticals)	18,463	407,848
Schlumberger, Ltd. (Oil & Gas Services)	5,988	371,436
Schwab (Diversified Financial Services)	6,487	116,117
Sears Holdings Corp. * (Retail)	998	157,774
Sherwin-Williams Co. (Chemicals)	499	27,834
Sigma-Aldrich Corp. (Chemicals)	998	75,519
Simon Property Group, Inc. (REIT)	998	90,439
SLM Corp. (Diversified Financial Services)	4,990	259,380
Smith International, Inc. (Oil & Gas Services)	998	38,722
Southwest Airlines Co. (Airlines)	3,992	66,507
St. Jude Medical, Inc. * (Healthcare - Products)	4,491	158,487
Staples, Inc. (Retail)	5,489	133,547
Starbucks Corp. * (Retail)	9,481	322,828
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,495	142,689
State Street Corp. (Banks)	2,495	155,688
Stryker Corp. (Healthcare - Products)	3,493	173,218
Symantec Corp. * (Internet)	12,974	276,087
Synovus Financial Corp. (Banks)	1,996	58,623
Sysco Corp. (Food)	7,485	250,373
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,996	95,509

See accompanying notes to the Schedules of Portfolio Investments.

Target Corp. (Retail)	10,978	606,535
Tektronix, Inc. (Electronics)	499	14,436
Texas Instruments, Inc. (Semiconductors)	9,481	315,243
The AES Corp. * (Electric)	3,992	81,397
The E.W. Scripps Co. - Class A (Media)	499	23,917
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	998	40,249
The Gap, Inc. (Retail)	3,992	75,648
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,996	28,942
The Hershey Co. (Food)	1,497	80,015
The New York Times Co. - Class A (Media)	998	22,934
The Pepsi Bottling Group, Inc. (Beverages)	998	35,429
Thermo Electron Corp. * (Electronics)	499	19,626
Tiffany & Co. (Retail)	1,996	66,267
Time Warner, Inc. (Media)	28,942	527,613
TJX Cos., Inc. (Retail)	5,489	153,857
Torchmark Corp. (Insurance)	499	31,492
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,497	109,625
TXU Corp. (Electric)	1,996	124,790
United Parcel Service, Inc. - Class B (Transportation)	8,982	646,165
UnitedHealth Group, Inc. (Healthcare - Services)	16,966	834,727
Univision Communications, Inc. - Class A * (Media)	2,994	102,814
UST, Inc. (Agriculture)	1,996	109,441
Valero Energy Corp. (Oil & Gas)	7,485	385,253
VeriSign, Inc. * (Internet)	2,994	60,479
Viacom, Inc. - Class B * (Media)	2,495	92,764
Vornado Realty Trust (REIT)	998	108,781
Vulcan Materials Co. (Building Materials)	499	39,047
W.W. Grainger, Inc. (Distribution/Wholesale)	499	33,443
Wal-Mart Stores, Inc. (Retail)	31,437	1,550,472
Walgreen Co. (Retail)	12,475	553,765
Waste Management, Inc. (Environmental Control)	3,493	128,123
Waters Corp. * (Electronics)	1,497	67,784
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,497	39,176
Weatherford International, Ltd. * (Oil & Gas Services)	2,495	104,091
Wendy’s International, Inc. (Retail)	1,497	100,299
Whole Foods Market, Inc. (Food)	1,996	118,622
Wrigley (Wm.) Jr. Co. (Food)	2,994	137,904
Wyeth (Pharmaceuticals)	16,966	862,551
Wyndham Worldwide Corp. (Lodging)	2,495	69,785
Xilinx, Inc. (Semiconductors)	2,495	54,765
XTO Energy, Inc. (Oil & Gas)	4,491	189,206
Yahoo!, Inc. * (Internet)	15,469	391,056
YUM! Brands, Inc. (Retail)	3,493	181,811
Zimmer Holdings, Inc. * (Healthcare - Products)	2,994	202,095
Zions Bancorp (Banks)	499	39,825

TOTAL COMMON STOCKS (Cost $68,530,175)		74,938,957

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (0.3%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $191,078 (Collateralized by $201,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $195,729)	$191,000	191,000

TOTAL REPURCHASE AGREEMENTS (Cost $191,000)		191,000

TOTAL INVESTMENT SECURITIES (Cost $68,721,175) - 100.1% of net assets		$75,129,957

Percentages indicated are based on net assets of $75,053,048

*	Non-income producing security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $134,500)	2	$3,443

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Advertising	0.3%
Aerospace/Defense	1.2%
Agriculture	2.0%
Airlines	0.1%
Apparel	0.6%
Auto Parts & Equipment	NM
Banks	1.9%
Beverages	3.3%
Biotechnology	1.8%
Building Materials	0.1%
Chemicals	0.5%
Coal	NM
Commercial Services	0.7%
Computers	4.4%
Cosmetics/Personal Care	4.1%
Distribution/Wholesale	NM
Diversified Financial Services	5.0%
Electric	0.8%
Electrical Components & Equipment	0.1%
Electronics	0.5%
Entertainment	0.2%
Environmental Control	0.2%
Food	1.9%
Forest Products & Paper	NM
Hand/Machine Tools	0.1%
Healthcare - Products	6.1%
Healthcare - Services	2.2%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	3.3%
Internet	3.0%
Iron/Steel	NM
Leisure Time	0.5%
Lodging	0.6%
Machinery - Diversified	0.1%
Media	1.8%
Mining	0.3%
Miscellaneous Manufacturing	4.1%
Office/Business Equipment	0.1%
Oil & Gas	9.2%
Oil & Gas Services	1.4%
Packaging & Containers	0.1%
Pharmaceuticals	10.9%
Pipelines	0.1%
Real Estate	0.1%
Real Estate Investment Trust	0.5%
Retail	9.0%
Semiconductors	3.0%
Software	7.4%
Telecommunications	3.9%
Textiles	0.1%
Transportation	1.2%
Other**	0.3%

**	Includes non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Mid-Cap Value

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (100.1%)
3Com Corp. * (Telecommunications)	40,660	$179,311
99 Cents Only Stores * (Retail)	1,712	20,253
Acxiom Corp. (Software)	8,132	200,535
Adesa, Inc. (Commercial Services)	5,564	128,584
ADTRAN, Inc. (Telecommunications)	3,424	81,628
Advanced Medical Optics, Inc. * (Healthcare - Products)	4,708	186,201
Advent Software, Inc. * (Software)	856	30,996
Affymetrix, Inc. * (Biotechnology)	1,712	36,911
AGCO Corp. * (Machinery-Diversified)	9,416	238,695
AGL Resources, Inc. (Gas)	8,132	296,818
Airgas, Inc. (Chemicals)	4,708	170,288
Alaska Air Group, Inc. * (Airlines)	4,280	162,811
Albemarle Corp. (Chemicals)	3,852	209,279
Alexander & Baldwin, Inc. (Transportation)	4,708	208,894
Alliant Energy Corp. (Electric)	11,984	428,188
AMB Property Corp. (REIT)	8,988	495,329
American Financial Group, Inc. (Insurance)	4,708	220,946
American Greetings Corp. - Class A (Household Products/Wares)	5,992	138,536
AmeriCredit Corp. * (Diversified Financial Services)	7,276	181,827
Amerus Group Co. (Insurance)	3,852	261,975
Ametek, Inc. (Electrical Components & Equipment)	2,568	111,836
Andrew Corp. * (Telecommunications)	16,692	154,067
AnnTaylor Stores Corp. * (Retail)	4,280	179,161
Aqua America, Inc. (Water)	6,420	140,855
Aquila, Inc. * (Electric)	38,520	166,792
Arch Coal, Inc. (Coal)	7,704	222,723
Arrow Electronics, Inc. * (Electronics)	12,412	340,461
Arthur J. Gallagher & Co. (Insurance)	4,280	114,148
ArvinMeritor, Inc. (Auto Parts & Equipment)	7,276	103,610
Associated Banc-Corp (Banks)	13,696	445,120
Astoria Financial Corp. (Savings & Loans)	8,988	277,010
Atmel Corp. * (Semiconductors)	44,512	268,852
Avis Budget Group, Inc. (Commercial Services)	6,420	117,422
Avnet, Inc. * (Electronics)	14,980	293,908
Avocent Corp. * (Internet)	2,996	90,240
Bandag, Inc. (Auto Parts & Equipment)	1,284	52,695
Bank of Hawaii Corp. (Banks)	5,136	247,350
Banta Corp. (Commercial Services)	2,568	122,237
Barnes & Noble, Inc. (Retail)	3,424	129,907
Beazer Homes USA, Inc. (Home Builders)	1,712	66,836
Belo Corp. - Class A (Media)	9,416	148,867
BJ’s Wholesale Club, Inc. * (Retail)	6,848	199,825
Black Hills Corp. (Electric)	3,424	115,081
Blyth, Inc. (Household Products/Wares)	2,568	62,479

See accompanying notes to the Schedules of Portfolio Investments.

Bob Evans Farms, Inc. (Retail)	3,852	116,639
Borders Group, Inc. (Retail)	6,848	139,699
BorgWarner, Inc. (Auto Parts & Equipment)	5,992	342,563
Bowater, Inc. (Forest Products & Paper)	5,992	123,255
Boyd Gaming Corp. (Lodging)	2,140	82,262
Brinker International, Inc. (Retail)	2,568	102,951
Cabot Corp. (Chemicals)	6,420	238,824
Cadence Design Systems, Inc. * (Computers)	17,120	290,354
Callaway Golf Co. (Leisure Time)	6,848	89,777
Cameron International Corp. * (Oil & Gas Services)	6,848	330,827
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,996	251,964
Carmax, Inc. * (Retail)	6,848	285,630
Cathay Bancorp, Inc. (Banks)	2,568	92,705
CBRL Group, Inc. (Retail)	2,996	121,128
Ceridian Corp. * (Computers)	9,416	210,542
Charles River Laboratories International, Inc. * (Biotechnology)	3,424	148,636
Charming Shoppes, Inc. * (Retail)	6,420	91,678
CheckFree Corp. * (Internet)	5,992	247,589
Chemtura Corp. (Chemicals)	24,824	215,224
Cincinnati Bell, Inc. * (Telecommunications)	25,680	123,778
City National Corp. (Banks)	2,140	143,508
Claire’s Stores, Inc. (Retail)	4,708	137,285
Coldwater Creek, Inc. * (Retail)	1,284	36,928
Commercial Metals Co. (Metal Fabricate/Hardware)	12,412	252,336
Commscope, Inc. * (Telecommunications)	5,992	196,897
Con-way, Inc. (Transportation)	5,136	230,196
Covance, Inc. * (Healthcare - Services)	2,568	170,464
Crane Co. (Miscellaneous Manufacturing)	5,136	214,685
Cullen/Frost Bankers, Inc. (Banks)	2,996	173,229
Cypress Semiconductor Corp. * (Semiconductors)	9,416	167,322
Cytec Industries, Inc. (Chemicals)	4,280	237,925
Deluxe Corp. (Commercial Services)	2,568	43,913
Developers Diversified Realty Corp. (REIT)	11,556	644,363
DeVry, Inc. * (Commercial Services)	2,140	45,518
Diebold, Inc. (Computers)	4,280	186,308
Dollar Tree Stores, Inc. * (Retail)	3,852	119,258
DPL, Inc. (Electric)	12,412	336,613
DRS Technologies, Inc. (Aerospace/Defense)	2,140	93,454
Dun & Bradstreet Corp. * (Software)	3,424	256,765
Duquesne Light Holdings, Inc. (Electric)	8,132	159,875
Dycom Industries, Inc. * (Engineering & Construction)	4,280	92,020
Edwards (A.G.), Inc. (Diversified Financial Services)	7,704	410,470
Edwards Lifesciences Corp. * (Healthcare - Products)	2,140	99,703
Emmis Communications Corp. * (Media)	2,568	31,458

See accompanying notes to the Schedules of Portfolio Investments.

Energy East Corp. (Electric)	15,408	365,478
Ensco International, Inc. (Oil & Gas)	8,560	375,185
Entercom Communications Corp. (Media)	2,140	53,928
Equitable Resources, Inc. (Pipelines)	6,848	239,543
Everest Re Group, Ltd. (Insurance)	2,996	292,200
Fairchild Semiconductor International, Inc. * (Semiconductors)	12,412	232,104
Federal Signal Corp. (Miscellaneous Manufacturing)	5,136	78,324
Ferro Corp. (Chemicals)	4,280	76,098
Fidelity National Financial, Inc. (Insurance)	8,560	356,524
First American Financial Corp. (Insurance)	9,844	416,796
First Niagara Financial Group, Inc. (Savings & Loans)	7,276	106,084
FirstMerit Corp. (Banks)	8,132	188,418
Florida Rock Industries, Inc. (Building Materials)	1,712	66,272
Flowserve Corp. * (Machinery-Diversified)	3,424	173,220
FMC Corp. (Chemicals)	3,852	246,798
FMC Technologies, Inc. * (Oil & Gas Services)	3,852	206,852
Foot Locker, Inc. (Retail)	16,264	410,666
Forest Oil Corp. * (Oil & Gas)	5,564	175,767
Furniture Brands International, Inc. (Home Furnishings)	5,136	97,789
Gartner Group, Inc. * (Commercial Services)	3,852	67,757
GATX Corp. (Trucking & Leasing)	5,136	212,476
Gentex Corp. (Electronics)	7,276	103,392
Glatfelter (Forest Products & Paper)	4,708	63,793
Granite Construction, Inc. (Engineering & Construction)	2,140	114,169
Great Plains Energy, Inc. (Electric)	8,132	252,255
Greater Bay Bancorp (Banks)	2,140	60,369
Hanesbrands, Inc. * (Apparel)	6,848	154,148
Hanover Compressor Co. * (Oil & Gas Services)	9,416	171,560
Hanover Insurance Group, Inc. (Insurance)	5,136	229,220
Harris Corp. (Telecommunications)	5,564	247,542
Harsco Corp. (Miscellaneous Manufacturing)	4,280	332,341
Harte-Hanks, Inc. (Advertising)	2,140	56,389
Hawaiian Electric Industries, Inc. (Electric)	8,560	231,634
HCC Insurance Holdings, Inc. (Insurance)	11,556	379,961
Health Net, Inc. * (Healthcare - Services)	3,852	167,639
Helmerich & Payne, Inc. (Oil & Gas)	6,848	157,709
Henry Schein, Inc. * (Healthcare - Products)	2,996	150,219
Herman Miller, Inc. (Office Furnishings)	4,280	146,418
Highwoods Properties, Inc. (REIT)	5,564	207,036
Hillenbrand Industries, Inc. (Healthcare - Products)	6,420	365,812

See accompanying notes to the Schedules of Portfolio Investments.

HNI Corp. (Office Furnishings)	2,996	124,574
Horace Mann Educators Corp. (Insurance)	4,280	82,304
Hormel Foods Corp. (Food)	4,280	153,994
Hospitality Properties Trust (REIT)	7,276	343,427
Hubbell, Inc. - Class B (Electrical Components & Equipment)	6,420	307,518
IDACORP, Inc. (Electric)	4,280	161,827
Imation Corp. (Computers)	3,424	137,474
IndyMac Bancorp, Inc. (Diversified Financial Services)	2,996	123,315
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	12,412	237,814
Integrated Device Technology, Inc. * (Semiconductors)	20,544	329,937
International Rectifier Corp. * (Semiconductors)	3,852	134,204
International Speedway Corp. (Entertainment)	1,712	85,326
Intersil Corp. - Class A (Semiconductors)	14,552	357,252
J.B. Hunt Transport Services, Inc. (Transportation)	12,840	266,686
Jefferies Group, Inc. (Diversified Financial Services)	10,272	292,752
JM Smucker Co. (Food)	3,424	164,181
Joy Global, Inc. (Machinery - Construction & Mining)	7,704	289,747
Kelly Services, Inc. - Class A (Commercial Services)	2,140	58,657
KEMET Corp. * (Electronics)	8,988	72,533
Kennametal, Inc. (Hand/Machine Tools)	4,280	242,462
Korn/Ferry International * (Commercial Services)	2,996	62,736
Lam Research Corp. * (Semiconductors)	8,132	368,624
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,568	114,944
Lattice Semiconductor Corp. * (Semiconductors)	11,984	81,731
Laureate Education, Inc. * (Commercial Services)	2,996	143,389
Lear Corp. (Auto Parts & Equipment)	6,848	141,754
Lee Enterprises, Inc. (Media)	2,140	54,014
Leucadia National Corp. (Holding Companies - Diversified)	9,844	257,617
Liberty Property Trust (REIT)	9,416	449,991
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,424	186,437
Longview Fibre Co. (Forest Products & Paper)	5,136	104,364
Lubrizol Corp. (Chemicals)	7,276	332,731
Lyondell Chemical Co. (Chemicals)	21,400	542,919
Mack-Cali Realty Corp. (REIT)	6,420	332,556
Manpower, Inc. (Commercial Services)	8,988	550,694
Martin Marietta Materials (Building Materials)	2,996	253,521
McDATA Corp. - Class A * (Computers)	8,988	45,210
MDU Resources Group, Inc. (Electric)	18,404	411,145
Media General, Inc. - Class A (Media)	2,568	96,865

See accompanying notes to the Schedules of Portfolio Investments.

MEMC Electronic Materials, Inc. * (Semiconductors)	11,556	423,296
Mentor Graphics Corp. * (Computers)	8,132	114,499
Mercantile Bankshares Corp. (Banks)	12,840	465,707
Mercury General Corp. (Insurance)	3,852	191,098
Michaels Stores, Inc. (Retail)	4,280	186,351
Micrel, Inc. * (Semiconductors)	3,852	36,941
Microchip Technology, Inc. (Semiconductors)	8,132	263,639
Millennium Pharmaceuticals, Inc. * (Biotechnology)	20,116	200,154
Mine Safety Appliances Co. (Environmental Control)	1,284	45,762
Minerals Technologies, Inc. (Chemicals)	2,140	114,276
Modine Manufacturing Co. (Auto Parts & Equipment)	3,424	83,306
Mohawk Industries, Inc. * (Textiles)	1,712	127,458
Moneygram International, Inc. (Software)	4,708	136,814
MPS Group, Inc. * (Commercial Services)	10,700	161,677
MSC Industrial Direct Co. - Class A (Retail)	2,996	122,057
National Fuel Gas Co. (Pipelines)	8,560	311,156
National Instruments Corp. (Computers)	2,568	70,209
Navigant Consulting Co. * (Commercial Services)	2,568	51,514
New Plan Excel Realty Trust, Inc. (REIT)	10,700	289,435
New York Community Bancorp (Savings & Loans)	26,964	441,670
Newport Corp. * (Telecommunications)	4,280	69,764
Nordson Corp. (Machinery-Diversified)	3,424	136,481
Northeast Utilities System (Electric)	15,836	368,504
NSTAR (Electric)	11,128	371,230
O’Reilly Automotive, Inc. * (Retail)	5,564	184,780
OGE Energy Corp. (Electric)	9,416	340,012
Ohio Casualty Corp. (Insurance)	6,420	166,085
Old Republic International Corp. (Insurance)	23,968	530,892
Olin Corp. (Chemicals)	7,276	111,759
Omnicare, Inc. (Pharmaceuticals)	4,280	184,425
ONEOK, Inc. (Gas)	11,984	452,876
Oshkosh Truck Corp. (Auto Manufacturers)	3,424	172,809
OSI Restaurant Partners, Inc. (Retail)	2,996	95,003
Overseas Shipholding Group, Inc. (Transportation)	1,712	105,750
Packaging Corp. of America (Packaging & Containers)	6,420	148,944
Palm, Inc. * (Computers)	6,420	93,475
Payless ShoeSource, Inc. * (Retail)	6,848	170,515
PDL BioPharma, Inc. * (Biotechnology)	4,708	90,394
Peabody Energy Corp. (Coal)	17,548	645,415
Pentair, Inc. (Miscellaneous Manufacturing)	6,420	168,140
Pepco Holdings, Inc. (Electric)	19,688	475,859
PepsiAmericas, Inc. (Beverages)	3,852	82,202

See accompanying notes to the Schedules of Portfolio Investments.

Perrigo Co. (Pharmaceuticals)	4,708	79,895
Pier 1 Imports, Inc. (Retail)	8,988	66,691
Plexus Corp. * (Electronics)	4,708	90,394
PMI Group, Inc. (Insurance)	4,708	206,257
PNM Resources, Inc. (Electric)	7,276	200,599
Polo Ralph Lauren Corp. (Apparel)	2,568	166,124
Polycom, Inc. * (Telecommunications)	4,280	104,988
Potlatch Corp. (Forest Products & Paper)	3,852	142,909
Powerwave Technologies, Inc. * (Telecommunications)	7,704	58,550
Precision Castparts Corp. (Metal Fabricate/Hardware)	8,132	513,616
Pride International, Inc. * (Oil & Gas)	16,692	457,694
Protective Life Corp. (Insurance)	7,276	332,877
Psychiatric Solutions, Inc. * (Healthcare - Services)	3,852	131,315
Puget Energy, Inc. (Electric)	11,984	272,396
Quanta Services, Inc. * (Commercial Services)	12,412	209,266
Questar Corp. (Pipelines)	3,852	314,978
Quicksilver Resources, Inc. * (Oil & Gas)	1,712	54,613
Raymond James Financial Corp. (Diversified Financial Services)	5,992	175,206
Rayonier, Inc. (Forest Products & Paper)	8,132	307,390
Reader’s Digest Association, Inc. (Media)	9,844	127,578
Regency Centers Corp. (REIT)	7,276	500,298
Regis Corp. (Retail)	2,140	76,719
Reliance Steel & Aluminum Co. (Iron/Steel)	6,848	220,095
Rent-A-Center, Inc. * (Commercial Services)	3,424	100,289
Republic Services, Inc. (Environmental Control)	6,848	275,358
Reynolds & Reynolds Co. (Computers)	3,424	135,282
RF Micro Devices, Inc. * (Telecommunications)	11,984	90,839
Roper Industries, Inc. (Miscellaneous Manufacturing)	4,708	210,636
RPM, Inc. (Chemicals)	12,412	235,704
Ruby Tuesday, Inc. (Retail)	2,140	60,327
Ruddick Corp. (Food)	3,424	89,127
Saks, Inc. (Retail)	14,124	244,063
SCANA Corp. (Electric)	11,984	482,596
Scholastic Corp. * (Media)	3,852	119,990
Semtech Corp. * (Semiconductors)	2,568	32,768
Sensient Technologies Corp. (Chemicals)	4,708	92,136
Sequa Corp. - Class A * (Aerospace/Defense)	856	80,344
Sierra Pacific Resources * (Electric)	20,972	300,738
Smithfield Foods, Inc. * (Food)	10,272	277,549
Sonoco Products Co. (Packaging & Containers)	10,272	345,550
Sotheby’s Holdings, Inc. - Class A (Commercial Services)	4,708	151,786
SPX Corp. (Miscellaneous Manufacturing)	5,992	320,212

See accompanying notes to the Schedules of Portfolio Investments.

SRA International, Inc. - Class A * (Computers)	1,284	38,597
StanCorp Financial Group, Inc. (Insurance)	5,564	248,321
Steel Dynamics, Inc. (Iron/Steel)	4,280	215,926
STERIS Corp. (Healthcare - Products)	2,996	72,084
SVB Financial Group * (Banks)	2,140	95,530
Swift Transportation Co., Inc. * (Transportation)	5,564	131,978
Sybase, Inc. * (Software)	2,996	72,623
Synopsys, Inc. * (Computers)	9,844	194,124
TCF Financial Corp. (Banks)	5,992	157,530
Tech Data Corp. * (Distribution/Wholesale)	5,564	203,253
Teleflex, Inc. (Miscellaneous Manufacturing)	2,568	142,884
Telephone & Data Systems, Inc. (Telecommunications)	10,700	450,471
Texas Regional Bancshares, Inc. - Class A (Banks)	2,140	82,283
The Brink’s Co. (Miscellaneous Manufacturing)	5,136	272,516
The Colonial BancGroup, Inc. (Banks)	15,836	387,982
The Macerich Co. (REIT)	4,708	359,503
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	2,140	95,209
Thomas & Betts Corp. * (Electronics)	5,564	265,458
Tidewater, Inc. (Oil & Gas Services)	6,420	283,700
Timken Co. (Metal Fabricate/Hardware)	8,560	254,917
Tootsie Roll Industries, Inc. (Food)	1,284	37,634
Transaction Systems Architect, Inc. * (Software)	2,568	88,134
Triad Hospitals, Inc. * (Healthcare - Services)	8,988	395,741
Trinity Industries, Inc. (Miscellaneous Manufacturing)	7,276	234,069
TriQuint Semiconductor, Inc. * (Semiconductors)	14,552	75,670
Tupperware Corp. (Household Products/Wares)	5,564	108,275
United Dominion Realty Trust, Inc. (REIT)	13,696	413,619
United Rentals, Inc. * (Commercial Services)	7,276	169,167
Unitrin, Inc. (Insurance)	4,708	207,952
Universal Corp. (Agriculture)	2,568	93,809
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,140	128,250
UTStarcom, Inc. * (Telecommunications)	5,136	45,556
Valassis Communications, Inc. * (Commercial Services)	2,140	37,771
Valeant Pharmaceuticals International (Pharmaceuticals)	5,136	101,590
Valspar Corp. (Chemicals)	5,136	136,618
Varian, Inc. * (Electronics)	1,284	58,897
VCA Antech, Inc. * (Pharmaceuticals)	4,280	154,337
Vectren Corp. (Gas)	7,704	206,852
Vertex Pharmaceuticals, Inc. * (Biotechnology)	4,708	158,424
Vishay Intertechnology, Inc. * (Electronics)	19,260	270,410

See accompanying notes to the Schedules of Portfolio Investments.

W.R. Berkley Corp. (Insurance)	6,848	242,351
Washington Federal, Inc. (Savings & Loans)	8,988	201,691
Washington Post Co. - Class B (Media)	428	315,435
Webster Financial Corp. (Banks)	5,564	262,120
Weingarten Realty Investors (REIT)	5,136	220,951
Werner Enterprises, Inc. (Transportation)	5,136	96,095
Westamerica Bancorp (Banks)	1,712	86,473
Westar Energy, Inc. (Electric)	8,988	211,308
Westwood One, Inc. (Media)	2,996	21,212
WGL Holdings, Inc. (Gas)	5,136	160,962
Wilmington Trust Corp. (Banks)	7,276	324,146
Wind River Systems, Inc. * (Software)	5,136	55,007
Wisconsin Energy Corp. (Electric)	11,984	516,991
Worthington Industries, Inc. (Metal Fabricate/Hardware)	7,276	124,129
WPS Resources Corp. (Electric)	4,280	212,416
YRC Worldwide Inc. * (Transportation)	5,992	221,944

TOTAL COMMON STOCKS (Cost $45,098,108)		60,582,086

	Principal Amount
Repurchase Agreements (0.2%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $143,058 (Collateralized by $150,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $146,066)	$143,000	143,000

TOTAL REPURCHASE AGREEMENTS (Cost $143,000)		143,000

TOTAL INVESTMENT SECURITIES (Cost $45,241,108) - 100.3% of net assets		$60,725,086

Percentages indicated are based on net assets of $60,517,899. * Non-income producing security REIT Real Estate Investment Trust Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2006 (Underlying face amount at value $152,180)	2	$2,693

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Advertising	0.1%
Aerospace/Defense	0.3%
Agriculture	0.2%
Airlines	0.3%
Apparel	0.5%
Auto Manufacturers	0.3%
Auto Parts & Equipment	1.2%
Banks	5.3%
Beverages	0.1%
Biotechnology	1.0%
Building Materials	0.5%
Chemicals	4.9%
Coal	1.4%
Commercial Services	3.7%
Computers	2.5%
Distribution/Wholesale	0.7%
Diversified Financial Services	2.0%
Electric	10.6%
Electrical Components & Equipment	0.7%
Electronics	2.5%
Engineering & Construction	0.3%
Entertainment	0.1%
Environmental Control	0.5%
Food	1.2%
Forest Products & Paper	1.2%
Gas	1.8%
Hand/Machine Tools	0.7%
Healthcare-Products	1.4%
Healthcare-Services	1.6%
Holding Companies-Diversified	0.4%
Home Builders	0.1%
Home Furnishings	0.2%
Household Products/Wares	0.7%
Insurance	7.5%
Internet	0.6%
Iron/Steel	0.7%
Leisure Time	0.1%
Lodging	0.1%
Machinery-Construction & Mining	0.5%
Machinery-Diversified	0.9%
Media	1.6%
Metal Fabricate/Hardware	1.9%
Miscellaneous Manufacturing	3.9%
Office Furnishings	0.4%
Oil & Gas	2.0%
Oil & Gas Services	1.6%
Packaging & Containers	0.8%
Pharmaceuticals	0.9%
Pipelines	1.4%
Real Estate Investment Trust	7.1%
Retail	5.5%
Savings & Loans	1.7%
Semiconductors	4.6%
Software	1.4%
Telecommunications	3.0%
Textiles	0.2%
Transportation	2.1%
Trucking & Leasing	0.4%
Water	0.2%
Other**	0.2%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Mid-Cap Growth

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (99.5%)
99 Cents Only Stores * (Retail)	3,388	$40,080
Abercrombie & Fitch Co. - Class A (Retail)	9,196	638,939
Activision, Inc. * (Software)	28,556	431,196
Adesa, Inc. (Commercial Services)	3,872	89,482
ADTRAN, Inc. (Telecommunications)	3,388	80,770
Advance Auto Parts, Inc. (Retail)	11,132	366,688
Advanced Medical Optics, Inc. * (Healthcare - Products)	2,420	95,711
Advent Software, Inc. * (Software)	484	17,526
Aeropostale, Inc. * (Retail)	5,808	169,768
Affymetrix, Inc. * (Biotechnology)	5,324	114,785
Airgas, Inc. (Chemicals)	2,420	87,531
AirTran Holdings, Inc. * (Airlines)	9,196	91,224
Alliance Data Systems Corp. * (Commercial Services)	6,776	373,967
Alliant Techsystems, Inc. * (Aerospace/Defense)	3,872	313,864
American Eagle Outfitters, Inc. (Retail)	13,552	593,984
AmeriCredit Corp. * (Diversified Financial Services)	6,292	157,237
Ametek, Inc. (Electrical Components & Equipment)	4,840	210,782
Amphenol Corp. - Class A (Electronics)	9,196	569,508
AnnTaylor Stores Corp. * (Retail)	3,388	141,822
Applebee’s International, Inc. (Retail)	7,744	166,573
Apria Healthcare Group, Inc. * (Healthcare - Services)	4,356	85,987
Aqua America, Inc. (Water)	6,776	148,665
Arch Coal, Inc. (Coal)	6,776	195,894
Arthur J. Gallagher & Co. (Insurance)	5,808	154,899
Avis Budget Group, Inc. (Commercial Services)	4,356	79,671
Avocent Corp. * (Internet)	1,936	58,312
Barnes & Noble, Inc. (Retail)	1,936	73,452
Beazer Homes USA, Inc. (Home Builders)	2,420	94,477
Beckman Coulter, Inc. (Healthcare - Products)	6,776	390,027
Boyd Gaming Corp. (Lodging)	2,420	93,025
Brinker International, Inc. (Retail)	6,292	252,246
Brown & Brown, Inc. (Insurance)	11,616	354,985
C.H. Robinson Worldwide, Inc. (Transportation)	17,908	798,339
Cadence Design Systems, Inc. * (Computers)	12,100	205,216
Cameron International Corp. * (Oil & Gas Services)	4,840	233,820
Career Education Corp. * (Commercial Services)	10,164	228,690
Carmax, Inc. * (Retail)	4,356	181,689
Catalina Marketing Corp. (Advertising)	3,872	106,480
Cathay Bancorp, Inc. (Banks)	2,904	104,834
CDW Corp. (Distribution/Wholesale)	6,292	388,091

See accompanying notes to the Schedules of Portfolio Investments.

Cephalon, Inc. * (Pharmaceuticals)	6,292	388,531
Ceridian Corp. * (Computers)	5,808	129,867
Charles River Laboratories International, Inc. * (Biotechnology)	4,356	189,094
Charming Shoppes, Inc. * (Retail)	5,324	76,027
CheckFree Corp. * (Internet)	3,388	139,992
Cheesecake Factory, Inc. * (Retail)	8,228	223,719
Chico’s FAS, Inc. * (Retail)	18,876	406,400
Choicepoint, Inc. * (Commercial Services)	8,712	311,890
Church & Dwight, Inc. (Household Products/Wares)	6,776	265,009
City National Corp. (Banks)	2,420	162,285
Claire’s Stores, Inc. (Retail)	5,808	169,361
Cognizant Technology Solutions Corp. * (Computers)	14,520	1,075,351
Coldwater Creek, Inc. * (Retail)	4,356	125,279
Community Health Systems, Inc. * (Healthcare - Services)	10,164	379,626
Copart, Inc. * (Retail)	7,260	204,659
Corinthian Colleges, Inc. * (Commercial Services)	8,712	94,177
Covance, Inc. * (Healthcare - Services)	3,872	257,023
Cree Research, Inc. * (Semiconductors)	7,744	155,732
CSG Systems International, Inc. * (Software)	4,840	127,921
Cullen/Frost Bankers, Inc. (Banks)	1,936	111,940
Cypress Semiconductor Corp. * (Semiconductors)	4,840	86,007
CYTYC Corp. * (Healthcare - Products)	11,616	284,360
Deluxe Corp. (Commercial Services)	2,904	49,658
Denbury Resources, Inc. * (Oil & Gas)	12,100	349,690
DENTSPLY International, Inc. (Healthcare - Products)	16,456	495,491
DeVry, Inc. * (Commercial Services)	3,872	82,357
Diebold, Inc. (Computers)	2,904	126,411
Dollar Tree Stores, Inc. * (Retail)	7,260	224,770
Donaldson Co., Inc. (Miscellaneous Manufacturing)	7,260	267,894
DRS Technologies, Inc. (Aerospace/Defense)	1,936	84,545
DST Systems, Inc. * (Computers)	6,292	388,028
Dun & Bradstreet Corp. * (Software)	3,388	254,066
Eaton Vance Corp. (Diversified Financial Services)	13,068	377,142
Edwards Lifesciences Corp. * (Healthcare - Products)	3,872	180,396
Emmis Communications Corp. * (Media)	1,452	17,787
Energizer Holdings, Inc. * (Electrical Components & Equipment)	6,292	452,961
Ensco International, Inc. (Oil & Gas)	7,260	318,206
Entercom Communications Corp. (Media)	1,452	36,590
Equitable Resources, Inc. (Pipelines)	5,808	203,164
Everest Re Group, Ltd. (Insurance)	3,388	330,432
Expeditors International of Washington, Inc. (Transportation)	22,264	992,529
F5 Networks, Inc. * (Internet)	4,356	234,004
Fair Isaac Corp. (Software)	6,776	247,798
Fastenal Co. (Distribution/Wholesale)	13,068	504,032

See accompanying notes to the Schedules of Portfolio Investments.

Fidelity National Financial, Inc. (Insurance)	9,196	383,013
Fidelity National Information Services, Inc. (Software)	9,680	358,160
First Niagara Financial Group, Inc. (Savings & Loans)	4,356	63,510
Florida Rock Industries, Inc. (Building Materials)	2,904	112,414
Flowserve Corp. * (Machinery-Diversified)	2,420	122,428
FMC Technologies, Inc. * (Oil & Gas Services)	3,388	181,936
GameStop Corp. * (Retail)	6,292	291,194
Gartner Group, Inc. * (Commercial Services)	2,420	42,568
Gen-Probe, Inc. * (Healthcare - Products)	5,324	249,642
Gentex Corp. (Electronics)	8,228	116,920
Graco, Inc. (Machinery-Diversified)	7,260	283,576
Granite Construction, Inc. (Engineering & Construction)	1,452	77,464
Grant Prideco, Inc. * (Oil & Gas Services)	13,552	515,383
Greater Bay Bancorp (Banks)	2,904	81,922
Hanesbrands, Inc. * (Apparel)	2,904	65,369
Harris Corp. (Telecommunications)	8,228	366,064
Harte-Hanks, Inc. (Advertising)	3,388	89,274
Health Net, Inc. * (Healthcare - Services)	8,228	358,083
Helmerich & Payne, Inc. (Oil & Gas)	3,872	89,172
Henry Schein, Inc. * (Healthcare - Products)	6,292	315,481
Herman Miller, Inc. (Office Furnishings)	2,904	99,346
HNI Corp. (Office Furnishings)	2,420	100,623
Hormel Foods Corp. (Food)	3,388	121,900
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	3,872	113,604
IndyMac Bancorp, Inc. (Diversified Financial Services)	3,872	159,372
International Rectifier Corp. * (Semiconductors)	3,388	118,038
International Speedway Corp. (Entertainment)	1,936	96,490
Intuitive Surgical, Inc. * (Healthcare - Products)	3,872	408,302
Investors Financial Services Corp. (Banks)	6,776	291,911
Invitrogen Corp. * (Biotechnology)	5,324	337,595
ITT Educational Services, Inc. * (Commercial Services)	3,872	256,714
Jack Henry & Associates, Inc. (Computers)	7,744	168,587
Jacobs Engineering Group, Inc. * (Engineering & Construction)	6,292	470,201
JetBlue Airways Corp. * (Airlines)	15,972	148,061
JM Smucker Co. (Food)	2,420	116,039
Joy Global, Inc. (Machinery - Construction & Mining)	4,840	182,032
Korn/Ferry International * (Commercial Services)	1,452	30,405
Lam Research Corp. * (Semiconductors)	6,776	307,156

See accompanying notes to the Schedules of Portfolio Investments.

Laureate Education, Inc. * (Commercial Services)	2,420	115,821
Lee Enterprises, Inc. (Media)	2,420	61,081
Leucadia National Corp. (Holding Companies - Diversified)	7,260	189,994
LifePoint Hospitals, Inc. * (Healthcare - Services)	5,808	205,139
Lincare Holdings, Inc. * (Healthcare - Services)	9,680	335,315
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	968	52,708
M.D.C. Holdings, Inc. (Home Builders)	3,388	157,373
Macrovision Corp. * (Entertainment)	5,324	126,126
Martek Biosciences Corp. * (Biotechnology)	3,388	72,876
Martin Marietta Materials (Building Materials)	1,936	163,824
McAfee, Inc. * (Internet)	16,456	402,515
McDATA Corp. - Class A * (Computers)	7,260	36,518
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	5,808	187,889
MEMC Electronic Materials, Inc. * (Semiconductors)	5,808	212,747
Michaels Stores, Inc. (Retail)	9,680	421,467
Micrel, Inc. * (Semiconductors)	2,904	27,849
Microchip Technology, Inc. (Semiconductors)	14,036	455,047
Millennium Pharmaceuticals, Inc. * (Biotechnology)	12,584	125,211
Mine Safety Appliances Co. (Environmental Control)	1,452	51,749
Mohawk Industries, Inc. * (Textiles)	3,872	288,270
Moneygram International, Inc. (Software)	3,872	112,520
MSC Industrial Direct Co. - Class A (Retail)	2,904	118,309
National Instruments Corp. (Computers)	3,388	92,628
Navigant Consulting Co. * (Commercial Services)	2,904	58,254
Newfield Exploration Co. * (Oil & Gas)	13,552	522,294
Noble Energy, Inc. (Oil & Gas)	18,392	838,492
O’Reilly Automotive, Inc. * (Retail)	6,292	208,957
Omnicare, Inc. (Pharmaceuticals)	8,228	354,545
Oshkosh Truck Corp. (Auto Manufacturers)	4,356	219,847
OSI Restaurant Partners, Inc. (Retail)	3,872	122,781
Overseas Shipholding Group, Inc. (Transportation)	1,452	89,690
Pacific Sunwear of California, Inc. * (Retail)	7,260	109,481
Palm, Inc. * (Computers)	3,388	49,329
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	3,872	70,625
Patterson-UTI Energy, Inc. (Oil & Gas)	17,908	425,494
PDL BioPharma, Inc. * (Biotechnology)	7,260	139,392

See accompanying notes to the Schedules of Portfolio Investments.

Peabody Energy Corp. (Coal)	9,680	356,031
Pentair, Inc. (Miscellaneous Manufacturing)	3,872	101,408
PepsiAmericas, Inc. (Beverages)	2,420	51,643
Perrigo Co. (Pharmaceuticals)	3,872	65,708
Petsmart, Inc. (Retail)	14,520	402,930
Pharmaceutical Product Development, Inc. (Commercial Services)	10,648	380,027
Pioneer Natural Resources Co. (Oil & Gas)	13,552	530,154
Plains Exploration & Production Co. * (Oil & Gas)	8,228	353,063
Plantronics, Inc. (Telecommunications)	4,840	84,845
PMI Group, Inc. (Insurance)	4,356	190,836
Pogo Producing Co. (Oil & Gas)	5,808	237,838
Polo Ralph Lauren Corp. (Apparel)	3,872	250,480
Polycom, Inc. * (Telecommunications)	4,840	118,725
Powerwave Technologies, Inc. * (Telecommunications)	3,872	29,427
Precision Castparts Corp. (Metal Fabricate/Hardware)	5,808	366,833
Psychiatric Solutions, Inc. * (Healthcare - Services)	1,936	65,998
Questar Corp. (Pipelines)	4,840	395,767
Quicksilver Resources, Inc. * (Oil & Gas)	5,324	169,836
Radian Group, Inc. (Insurance)	8,712	522,720
Raymond James Financial Corp. (Diversified Financial Services)	2,904	84,913
Regis Corp. (Retail)	2,904	104,108
Rent-A-Center, Inc. * (Commercial Services)	3,872	113,411
Republic Services, Inc. (Environmental Control)	5,808	233,540
ResMed, Inc. * (Healthcare - Products)	7,744	311,696
Reynolds & Reynolds Co. (Computers)	1,936	76,491
RF Micro Devices, Inc. * (Telecommunications)	7,744	58,700
Rollins, Inc. (Commercial Services)	2,904	61,303
Roper Industries, Inc. (Miscellaneous Manufacturing)	4,356	194,887
Ross Stores, Inc. (Retail)	15,004	381,252
Ruby Tuesday, Inc. (Retail)	3,872	109,152
Scientific Games Corp. - Class * (Entertainment)	6,776	215,477
SEI Investments Co. (Software)	6,292	353,547
Semtech Corp. * (Semiconductors)	4,840	61,758
Sepracor, Inc. * (Pharmaceuticals)	11,132	539,234
Silicon Laboratories, Inc. * (Semiconductors)	4,840	150,137
Southwestern Energy Co. * (Oil & Gas)	17,424	520,455
SRA International, Inc. - Class A * (Computers)	2,420	72,745
Stericycle, Inc. * (Environmental Control)	4,356	304,005
STERIS Corp. (Healthcare - Products)	3,872	93,160
SVB Financial Group * (Banks)	1,452	64,817
Sybase, Inc. * (Software)	6,292	152,518
Synopsys, Inc. * (Computers)	4,840	95,445
TCF Financial Corp. (Banks)	5,808	152,692

See accompanying notes to the Schedules of Portfolio Investments.

Techne Corp. * (Healthcare - Products)	3,872	196,930
Teleflex, Inc. (Miscellaneous Manufacturing)	1,452	80,789
Texas Regional Bancshares, Inc. - Class A (Banks)	2,904	111,659
The Corporate Executive Board Co. (Commercial Services)	4,356	391,648
The Macerich Co. (REIT)	2,420	184,791
The Ryland Group, Inc. (Home Builders)	4,840	209,136
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	2,420	107,666
The Timberland Co. - Class A * (Apparel)	5,324	153,171
Thor Industries, Inc. (Home Builders)	3,388	139,484
Toll Brothers, Inc. * (Home Builders)	12,100	339,768
Tootsie Roll Industries, Inc. (Food)	1,452	42,558
Transaction Systems Architect, Inc. * (Software)	1,452	49,833
Universal Health Services, Inc. - Class B (Healthcare - Services)	3,388	203,043
Urban Outfitters, Inc. * (Retail)	11,616	205,487
UTStarcom, Inc. * (Telecommunications)	5,808	51,517
Valassis Communications, Inc. * (Commercial Services)	2,904	51,256
Valeant Pharmaceuticals International (Pharmaceuticals)	4,840	95,735
Valspar Corp. (Chemicals)	5,324	141,619
Varian Medical Systems, Inc. * (Healthcare - Products)	13,552	723,542
Varian, Inc. * (Electronics)	1,936	88,804
VCA Antech, Inc. * (Pharmaceuticals)	4,356	157,077
Vertex Pharmaceuticals, Inc. * (Biotechnology)	6,292	211,726
W.R. Berkley Corp. (Insurance)	10,648	376,833
Waddell & Reed Financial, Inc. (Diversified Financial Services)	8,712	215,622
Washington Post Co. - Class B (Media)	484	356,708
Weingarten Realty Investors (REIT)	3,388	145,752
Westamerica Bancorp (Banks)	1,936	97,787
Western Digital Corp. * (Computers)	22,748	411,739
Westwood One, Inc. (Media)	3,872	27,414
Williams Sonoma, Inc. (Retail)	12,100	391,919
Wind River Systems, Inc. * (Software)	2,904	31,102
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	7,260	259,472

TOTAL COMMON STOCKS (Cost $39,543,543)		50,905,842

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (0.5%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $235,096 (Collateralized by $247,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $240,522)	$235,000	235,000

TOTAL REPURCHASE AGREEMENTS (Cost $235,000)		235,000

TOTAL INVESTMENT SECURITIES (Cost $39,778,543) - 100.0% of net assets		$51,140,842

Percentages indicated are based on net assets of $51,147,840. * Non-income producing security REIT Real Estate Investment Trust Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2006 (Underlying face amount at value $152,180)	2	$2,693

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Advertising	0.4%
Aerospace/Defense	0.8%
Airlines	0.5%
Apparel	0.9%
Auto Manufacturers	0.4%
Banks	2.3%
Beverages	0.1%
Biotechnology	2.3%
Building Materials	0.5%
Chemicals	0.4%
Coal	1.1%
Commercial Services	5.5%
Computers	5.7%
Distribution/Wholesale	1.7%
Diversified Financial Services	1.9%
Electrical Components & Equipment	1.3%
Electronics	1.5%
Engineering & Construction	1.1%
Entertainment	0.9%
Environmental Control	1.2%
Food	0.5%
Hand Machine / Tools	0.1%
Healthcare - Products	7.3%
Healthcare - Services	3.7%
Holding Companies – Diversified	0.4%
Home Builders	2.1%
Household Products/Wares	0.7%
Insurance	4.5%
Internet	1.6%
Lodging	0.2%
Machinery – Constructing & Mining	0.4%
Machinery - Diversified	1.3%
Media	1.0%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	1.3%
Office Furnishings	0.4%
Oil & Gas	8.5%
Oil & Gas Services	1.8%
Pharmaceuticals	3.6%
Pipelines	1.2%
Real Estate Investment Trust	0.6%
Retail	13.6%
Savings & Loans	0.1%
Semiconductors	3.1%
Software	4.2%
Telecommunications	1.5%
Textiles	0.6%
Transportation	3.7%
Water	0.3%
Other**	0.5%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap Value

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (99.9%)
4Kids Entertainment, Inc. * (Media)	1,050	$17,325
A.M. Castle & Co. (Metal Fabricate/Hardware)	2,100	56,364
AAR Corp. * (Aerospace/Defense)	7,350	175,224
Aaron Rents, Inc. (Commercial Services)	5,600	128,688
ABM Industries, Inc. (Commercial Services)	7,700	144,452
Acadia Realty Trust (REIT)	6,300	160,650
Actel Corp. * (Semiconductors)	5,250	81,638
Acuity Brands, Inc. (Miscellaneous Manufacturing)	9,100	413,139
Adaptec, Inc. * (Telecommunications)	23,100	101,870
Administaff, Inc. (Commercial Services)	2,800	94,360
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	5,950	101,388
Aeroflex, Inc. * (Telecommunications)	9,450	97,145
Agilysys, Inc. (Computers)	6,300	88,452
Albany International Corp. - Class A (Machinery-Diversified)	3,850	122,507
Aleris International, Inc. * (Environmental Control)	6,300	318,402
ALLETE, Inc. (Electric)	6,300	273,735
Alliance One International, Inc. * (Agriculture)	17,850	73,185
Alpharma, Inc. - Class A (Pharmaceuticals)	5,950	139,171
Altiris, Inc. * (Software)	1,750	36,908
AMCOL International Corp. (Mining)	2,100	52,311
American Italian Pasta Co. * (Food)	3,850	29,953
American States Water Co. (Water)	3,500	133,875
Analogic Corp. (Electronics)	1,400	71,848
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	2,100	59,976
Angelica Corp. (Textiles)	1,750	29,768
Anixter International, Inc. (Telecommunications)	6,650	375,525
Apogee Enterprises, Inc. (Building Materials)	5,600	85,176
Applied Industrial Technologies, Inc. (Machinery-Diversified)	7,350	179,340
Applied Signal Technology, Inc. (Telecommunications)	2,450	36,358
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,200	213,696
Arch Chemicals, Inc. (Chemicals)	4,900	139,405
Arctic Cat, Inc. (Leisure Time)	1,400	23,240
Arkansas Best Corp. (Transportation)	5,250	225,908
Armor Holdings, Inc. * (Aerospace/Defense)	3,150	180,589
ArQule, Inc. * (Biotechnology)	3,850	16,209
Ashworth, Inc. * (Apparel)	2,800	19,180
Astec Industries, Inc. * (Machinery - Construction & Mining)	3,850	97,213

See accompanying notes to the Schedules of Portfolio Investments.

ATMI, Inc. * (Semiconductors)	4,900	142,442
Atmos Energy Corp. (Gas)	16,450	469,647
Atwood Oceanics, Inc. * (Oil & Gas)	2,800	125,916
Audiovox Corp. - Class A * (Telecommunications)	3,850	53,592
Avid Technology, Inc. * (Software)	5,600	203,951
Avista Corp. (Electric)	9,800	232,064
Axcelis Technologies, Inc. * (Semiconductors)	20,650	145,788
Aztar Corp. * (Lodging)	3,150	166,981
Baldor Electric Co. (Hand/Machine Tools)	5,600	172,648
Bank Mutual Corp. (Banks)	8,400	101,892
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	4,550	64,701
BankUnited Financial Corp. - Class A (Savings & Loans)	3,850	100,370
Barnes Group, Inc. (Miscellaneous Manufacturing)	7,350	129,066
Bassett Furniture Industries, Inc. (Home Furnishings)	2,450	39,788
Bel Fuse, Inc. - Class B (Electronics)	1,400	44,926
Belden, Inc. (Electrical Components & Equipment)	8,750	334,512
Bell Microproducts, Inc. * (Distribution/Wholesale)	6,300	32,697
Benchmark Electronics, Inc. * (Electronics)	12,950	348,095
Black Box Corp. (Telecommunications)	2,100	81,732
Blue Coat Systems, Inc. * (Internet)	1,400	25,214
Boston Private Financial Holdings, Inc. (Banks)	3,150	87,822
Bowne & Co., Inc. (Commercial Services)	6,300	89,964
Brady Corp. - Class A (Electronics)	5,950	209,202
Briggs & Stratton Corp. (Machinery-Diversified)	10,500	289,274
Brightpoint, Inc. * (Distribution/Wholesale)	10,150	144,333
Bristow Group, Inc. * (Transportation)	2,800	96,320
Brookline Bancorp, Inc. (Savings & Loans)	12,600	173,250
Brooks Automation, Inc. * (Semiconductors)	15,050	196,402
Brown Shoe Co., Inc. (Retail)	5,950	213,247
Brush Engineered Materials, Inc. * (Mining)	3,850	95,750
Buckeye Technologies, Inc. * (Forest Products & Paper)	6,650	56,525
Building Materials Holding Corp. (Distribution/Wholesale)	3,150	81,963
C&D Technologies, Inc. (Electrical Components & Equipment)	5,250	37,275
C-COR.net Corp. * (Telecommunications)	9,800	84,084
Cambrex Corp. (Biotechnology)	5,600	115,976
Captaris, Inc. * (Software)	5,600	32,816

See accompanying notes to the Schedules of Portfolio Investments.

Caraustar Industries, Inc. * (Forest Products & Paper)	5,950	47,422
Carpenter Technology Corp. (Iron/Steel)	4,550	489,170
Carreker Corp. * (Computers)	2,450	15,043
Cascade Natural Gas Corp. (Gas)	2,450	63,921
Casey’s General Stores, Inc. (Retail)	10,150	226,040
Cash America International, Inc. (Retail)	3,850	150,458
Catapult Communications Corp. * (Computers)	700	5,852
CDI Corp. (Commercial Services)	2,450	50,740
Central Pacific Financial Corp. (Banks)	3,150	115,227
Central Parking Corp. (Commercial Services)	3,500	57,750
Central Vermont Public Service Corp. (Electric)	2,100	46,431
Century Aluminum Co. * (Mining)	4,550	153,107
CH Energy Group, Inc. (Electric)	2,800	144,116
Champion Enterprises, Inc. * (Home Builders)	10,500	72,450
Chaparral Steel Co. * (Iron/Steel)	9,100	309,946
Checkpoint Systems, Inc. * (Electronics)	4,550	75,121
Chemed Corp. (Commercial Services)	5,250	169,364
Chesapeake Corp. (Packaging & Containers)	4,200	60,102
Chittenden Corp. (Banks)	9,450	271,120
Ciber, Inc. * (Computers)	11,200	74,256
Clarcor, Inc. (Miscellaneous Manufacturing)	5,950	181,416
CLECO Corp. (Electric)	11,550	291,522
Cleveland-Cliffs, Inc. (Iron/Steel)	4,200	160,062
Coachmen Industries, Inc. (Home Builders)	2,800	30,268
Cognex Corp. (Machinery-Diversified)	5,600	141,456
Coherent, Inc. * (Electronics)	6,300	218,357
Cohu, Inc. (Semiconductors)	3,150	56,165
Colonial Properties Trust (REIT)	9,450	451,804
Commercial Net Lease Realty (REIT)	11,900	257,040
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	1,750	72,153
Community Bank System, Inc. (Banks)	5,950	131,852
CONMED Corp. * (Healthcare - Products)	3,500	73,885
Consolidated Graphics, Inc. * (Commercial Services)	2,450	147,416
Corn Products International, Inc. (Food)	15,050	489,726
Cost Plus, Inc. * (Retail)	2,450	29,327
CPI Corp. (Commercial Services)	1,050	50,967
Crocs, Inc. * (Apparel)	3,150	106,943
Cross Country Healthcare, Inc. * (Commercial Services)	1,400	23,800
CryoLife, Inc. * (Biotechnology)	2,800	18,060
CTS Corp. (Electronics)	7,350	101,283
Cubic Corp. (Electronics)	3,150	61,677

See accompanying notes to the Schedules of Portfolio Investments.

Cyberonics, Inc. * (Healthcare - Products)	1,750	30,678
Cymer, Inc. * (Electronics)	3,850	169,054
Datascope Corp. (Healthcare - Products)	2,450	82,002
Deckers Outdoor Corp. * (Apparel)	1,400	66,248
Delphi Financial Group, Inc. - Class A (Insurance)	8,750	348,949
Deltic Timber Corp. (Forest Products & Paper)	1,750	83,405
Digi International, Inc. * (Software)	4,200	56,700
Dime Community Bancshares, Inc. (Savings & Loans)	2,800	41,244
Diodes, Inc. * (Semiconductors)	700	30,219
Ditech Networks, Inc. * (Telecommunications)	6,650	51,272
DJO, Inc. * (Healthcare - Products)	2,800	116,284
Downey Financial Corp. (Savings & Loans)	2,100	139,734
Dress Barn, Inc. * (Retail)	4,200	91,644
Drew Industries, Inc. * (Building Materials)	2,450	61,887
Drill-Quip, Inc. * (Oil & Gas Services)	700	47,376
DSP Group, Inc. * (Semiconductors)	2,450	55,983
EastGroup Properties, Inc. (REIT)	4,550	226,863
EDO Corp. (Aerospace/Defense)	1,400	32,032
EGL, Inc. * (Transportation)	7,000	255,080
El Paso Electric Co. * (Electric)	9,800	218,932
Electro Scientific Industries, Inc. * (Electronics)	5,950	122,570
ElkCorp (Building Materials)	1,750	47,513
EMCOR Group, Inc. * (Engineering & Construction)	6,300	345,492
Energen Corp. (Gas)	15,050	630,143
Entertainment Properties Trust (REIT)	5,250	258,930
Enzo Biochem, Inc. * (Biotechnology)	2,450	29,866
Epicor Software Corp. * (Software)	7,000	91,770
Essex Property Trust, Inc. (REIT)	2,800	339,919
Esterline Technologies Corp. * (Aerospace/Defense)	5,250	177,240
Ethan Allen Interiors, Inc. (Home Furnishings)	3,850	133,441
Exar Corp. * (Semiconductors)	7,350	97,682
FEI Co. * (Electronics)	2,450	51,720
Fidelity Bankshares, Inc. (Savings & Loans)	1,750	68,268
Filenet Corp. * (Software)	4,550	158,477
Financial Federal Corp. (Diversified Financial Services)	2,100	56,280
First BanCorp. (Banks)	16,450	181,937
First Commonwealth Financial Corp. (Banks)	14,350	186,981
First Indiana Corp. (Banks)	1,750	45,518
First Midwest Bancorp, Inc. (Banks)	5,950	225,446
First Republic Bank (Banks)	2,450	104,272
FirstFed Financial Corp. * (Savings & Loans)	1,400	79,408
Fleetwood Enterprises, Inc. * (Home Builders)	12,950	87,154

See accompanying notes to the Schedules of Portfolio Investments.

Flowers Foods, Inc. (Food)	10,850	291,647
Franklin Bank Corp. Houston * (Savings & Loans)	3,500	69,580
Fred’s, Inc. (Retail)	8,050	101,591
Frontier Airlines Holdings, Inc. * (Airlines)	7,350	60,638
Fuller (H.B.) Co. (Chemicals)	11,900	278,936
G & K Services, Inc. (Textiles)	2,450	89,253
Gardner Denver, Inc. * (Machinery-Diversified)	6,300	208,404
General Communication, Inc. - Class A * (Telecommunications)	3,150	39,029
Genesis Healthcare Corp. * (Healthcare - Services)	3,850	183,375
Gentiva Health Services, Inc. * (Healthcare - Services)	5,600	92,064
Georgia Gulf Corp. (Chemicals)	7,000	191,940
Gerber Scientific, Inc. * (Machinery-Diversified)	4,550	68,159
Gevity HR, Inc. (Commercial Services)	4,200	95,676
Glacier Bancorp, Inc. (Banks)	3,150	107,636
Glenborough Realty Trust, Inc. (REIT)	6,650	171,105
Global Imaging Systems, Inc. * (Office/Business Equipment)	3,500	77,245
Green Mountain Power Corp. (Electric)	1,050	35,039
Griffon Corp. * (Miscellaneous Manufacturing)	5,250	125,318
Group 1 Automotive, Inc. (Retail)	4,550	227,044
Haemonetics Corp. * (Healthcare - Products)	2,100	98,280
Hancock Fabrics, Inc. * (Retail)	3,850	11,050
Hanmi Financial Corp. (Banks)	2,800	54,880
Harbor Florida Bancshares, Inc. (Savings & Loans)	1,400	62,034
Harland (John H.) Co. (Household Products/Wares)	1,750	63,788
Harmonic, Inc. * (Telecommunications)	10,500	77,175
Haverty Furniture Cos., Inc. (Retail)	4,550	72,573
Healthcare Services Group, Inc. (Commercial Services)	3,150	79,254
Heidrick & Struggles International, Inc. * (Commercial Services)	2,450	88,200
Hologic, Inc. * (Healthcare - Products)	4,900	213,247
Hooper Holmes, Inc. (Commercial Services)	13,300	44,821
Hub Group, Inc. - Class A * (Transportation)	8,400	191,352
Hutchinson Technology, Inc. * (Computers)	5,250	110,408
Hyperion Solutions Corp. * (Software)	5,600	193,088
IDEX Corp. (Machinery-Diversified)	5,950	256,148
IHOP Corp. (Retail)	2,100	97,335
Independent Bank Corp. - Michigan (Banks)	1,750	42,496
Infinity Property & Casualty Corp. (Insurance)	4,200	172,746
Infospace, Inc. * (Internet)	2,800	51,632
Input/Output, Inc. * (Oil & Gas Services)	14,350	142,496

See accompanying notes to the Schedules of Portfolio Investments.

Insight Enterprises, Inc. * (Retail)	9,800	201,978
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	3,150	76,482
Inter-Tel, Inc. (Software)	2,100	45,360
Interface, Inc. - Class A * (Office Furnishings)	10,150	130,732
Intermagnetics General Corp. * (Electrical Components & Equipment)	3,150	85,208
Invacare Corp. (Healthcare - Products)	3,500	82,320
inVentiv Health, Inc. * (Advertising)	3,850	123,316
Irwin Financial Corp. (Banks)	2,100	41,076
Itron, Inc. * (Electronics)	2,450	136,710
J & J Snack Foods Corp. (Food)	1,400	43,540
Jack in the Box, Inc. * (Retail)	2,800	146,104
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	5,600	99,848
JDA Software Group, Inc. * (Software)	3,500	53,970
JLG Industries, Inc. (Machinery - Construction & Mining)	11,900	235,739
Jo-Ann Stores, Inc. * (Retail)	4,900	81,928
Jos. A. Bank Clothiers, Inc. * (Retail)	700	20,972
K2, Inc. * (Leisure Time)	9,450	110,849
Kaman Corp. (Aerospace/Defense)	4,900	88,249
Kansas City Southern Industries, Inc. * (Transportation)	15,400	420,573
Kaydon Corp. (Metal Fabricate/Hardware)	5,600	207,312
Keane, Inc. * (Software)	9,100	131,131
Keithley Instruments, Inc. (Electronics)	2,800	35,700
Kellwood Co. (Apparel)	5,250	151,358
Kendle International, Inc. * (Commercial Services)	1,400	44,828
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	1,750	66,535
Kilroy Realty Corp. (REIT)	4,200	316,428
Kirby Corp. * (Transportation)	4,200	131,586
Kopin Corp. * (Semiconductors)	7,000	23,450
Kulicke & Soffa Industries, Inc. * (Semiconductors)	11,550	102,102
La-Z-Boy, Inc. (Home Furnishings)	10,500	146,580
Labor Ready, Inc. * (Commercial Services)	5,600	89,208
LaBranche & Co., Inc. * (Diversified Financial Services)	12,250	127,033
Laclede Group, Inc. (Gas)	4,200	134,736
Lance, Inc. (Food)	6,300	138,726
LandAmerica Financial Group, Inc. (Insurance)	3,500	230,265
Landry’s Restaurants, Inc. (Retail)	1,750	52,763
Lawson Products, Inc. (Metal Fabricate/Hardware)	1,050	44,016
LCA-Vision, Inc. (Healthcare - Products)	2,100	86,751
Lennox International, Inc. (Building Materials)	11,550	264,494
Lenox Group, Inc. * (Toys/Games/Hobbies)	2,800	16,940

See accompanying notes to the Schedules of Portfolio Investments.

Lexington Corporate Properties Trust (REIT)	10,850	229,803
Libbey, Inc. (Housewares)	2,800	31,332
Lindsay Manufacturing Co. (Machinery-Diversified)	1,050	30,188
Littelfuse, Inc. * (Electrical Components & Equipment)	2,800	97,160
Live Nation, Inc. * (Commercial Services)	9,450	192,968
LKQ Corp. * (Distribution/Wholesale)	2,450	53,827
Lone Star Steakhouse & Saloon, Inc. (Retail)	3,850	106,915
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,500	169,330
Longs Drug Stores Corp. (Retail)	5,600	257,655
LTC Properties, Inc. (REIT)	3,150	76,388
Lufkin Industries, Inc. (Oil & Gas Services)	3,150	166,698
Lydall, Inc. * (Miscellaneous Manufacturing)	3,150	28,035
M/I Schottenstein Homes, Inc. (Home Builders)	1,050	37,118
Macdermid, Inc. (Chemicals)	2,800	91,336
MAF Bancorp, Inc. (Savings & Loans)	3,500	144,515
MagneTek, Inc. * (Electrical Components & Equipment)	5,950	20,587
Manitowoc Co. (Machinery-Diversified)	5,950	266,501
MapInfo Corp. * (Software)	4,200	53,886
Marcus Corp. (Lodging)	4,550	104,514
MarineMax, Inc. * (Retail)	1,750	44,538
Massey Energy Co. (Coal)	10,500	219,870
Material Sciences Corp. * (Iron/Steel)	2,450	24,402
Matria Healthcare, Inc. * (Healthcare - Services)	2,450	68,086
Maverick Tube Corp. * (Oil & Gas Services)	3,500	226,905
Maximus, Inc. (Commercial Services)	1,400	36,540
Meridian Bioscience, Inc. (Healthcare - Products)	2,100	49,371
Mesa Air Group, Inc. * (Airlines)	3,500	27,160
Methode Electronics, Inc. - Class A (Electronics)	7,700	73,227
MGI Pharma, Inc. * (Pharmaceuticals)	8,400	144,564
Micros Systems, Inc. * (Computers)	3,500	171,219
Microsemi Corp. * (Semiconductors)	7,350	138,547
Mid-America Apartment Communities, Inc. (REIT)	4,550	278,551
Midas, Inc. * (Commercial Services)	1,750	36,190
Mobile Mini, Inc. * (Storage/Warehousing)	2,450	69,605
Monaco Coach Corp. (Home Builders)	5,600	62,384
Moog, Inc. - Class A * (Aerospace/Defense)	3,850	133,441
MTS Systems Corp. (Computers)	2,100	67,914
Mueller Industries, Inc. (Metal Fabricate/Hardware)	7,350	258,499
Myers Industries, Inc. (Miscellaneous Manufacturing)	6,300	107,100

See accompanying notes to the Schedules of Portfolio Investments.

Napster, Inc. * (Software)	6,300	26,901
Nash Finch Co. (Food)	2,800	65,884
National Presto Industries, Inc. (Housewares)	1,050	58,034
NCI Building Systems, Inc. * (Building Materials)	4,200	244,314
NCO Group, Inc. * (Commercial Services)	6,650	174,362
Neenah Paper, Inc. (Forest Products & Paper)	3,150	107,825
NETGEAR, Inc. * (Telecommunications)	2,450	50,446
Network Equipment Technologies, Inc. * (Telecommunications)	4,900	20,188
New Century Financial Corp. (REIT)	4,900	192,619
New Jersey Resources Corp. (Gas)	2,800	138,040
Northwest Natural Gas Co. (Gas)	5,600	219,968
Novatel Wireless, Inc. * (Telecommunications)	3,500	33,705
NS Group, Inc. * (Metal Fabricate/Hardware)	3,150	203,333
O’Charley’s, Inc. * (Retail)	4,550	86,314
Oceaneering International, Inc. * (Oil & Gas Services)	4,200	129,360
Old Dominion Freight Line, Inc. * (Transportation)	3,150	94,595
OM Group, Inc. * (Chemicals)	3,150	138,411
Omnova Solutions, Inc. * (Chemicals)	8,400	35,112
On Assignment, Inc. * (Commercial Services)	3,500	34,335
Open Solutions, Inc. * (Software)	1,400	40,334
Osteotech, Inc. * (Healthcare - Products)	3,500	14,315
Owens & Minor, Inc. (Distribution/Wholesale)	8,050	264,765
Oxford Industries, Inc. (Apparel)	2,800	120,148
Palomar Medical Technologies, Inc. * (Healthcare - Products)	2,100	88,620
PAREXEL International Corp. * (Commercial Services)	3,850	127,397
Park Electrochemical Corp. (Electronics)	4,200	133,056
Parkway Properties, Inc. (REIT)	2,800	130,172
Paxar Corp. * (Electronics)	4,900	97,902
PC-Tel, Inc. * (Internet)	4,550	47,775
Penford Corp. (Chemicals)	1,750	26,495
Pep Boys-Manny, Moe & Jack (Retail)	11,200	143,920
Performance Food Group Co. * (Food)	7,000	196,630
Pericom Semiconductor Corp. * (Semiconductors)	5,250	51,188
Phillips-Van Heusen Corp. (Apparel)	5,950	248,531
Phoenix Technologies, Ltd. * (Software)	5,250	22,575
Photon Dynamics, Inc. * (Electronics)	2,100	27,867
Photronics, Inc. * (Semiconductors)	8,400	118,692
Piedmont Natural Gas Co., Inc. (Gas)	15,400	389,773
Pinnacle Entertainment, Inc. * (Entertainment)	9,800	275,576
Piper Jaffray * (Diversified Financial Services)	4,200	254,603

See accompanying notes to the Schedules of Portfolio Investments.

Planar Systems, Inc. * (Electronics)	3,150	35,753
Playtex Products, Inc. * (Household Products/Wares)	7,350	98,490
PolyOne Corp. * (Chemicals)	18,900	157,437
Pope & Talbot, Inc. * (Forest Products & Paper)	3,150	18,113
Presidential Life Corp. (Insurance)	4,200	93,954
ProAssurance Corp. * (Insurance)	2,800	137,984
Progress Software Corp. * (Software)	3,500	91,000
Prosperity Bancshares, Inc. (Banks)	1,400	47,656
Provident Bankshares Corp. (Banks)	6,650	246,383
PS Business Parks, Inc. (REIT)	2,100	126,630
Quaker Chemical Corp. (Chemicals)	2,100	40,845
Quanex Corp. (Metal Fabricate/Hardware)	7,700	233,695
Quiksilver, Inc. * (Apparel)	9,800	119,070
Radiant Systems, Inc. * (Computers)	3,150	38,052
Radio One, Inc. - Class D * (Media)	6,650	41,563
RadiSys Corp. * (Computers)	4,200	89,250
Ralcorp Holdings, Inc. * (Food)	1,750	84,403
RARE Hospitality International, Inc. * (Retail)	2,450	74,872
RC2 Corp. * (Toys/Games/Hobbies)	1,050	35,207
Red Robin Gourmet Burgers, Inc. * (Retail)	1,750	80,693
Regal-Beloit Corp. (Hand/Machine Tools)	6,300	274,050
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	9,100	142,778
RehabCare Group, Inc. * (Healthcare - Services)	1,750	22,925
Republic Bancorp, Inc. (Banks)	15,050	200,617
Rewards Network, Inc. * (Commercial Services)	2,100	10,227
RLI Corp. (Insurance)	1,750	88,883
Robbins & Myers, Inc. (Machinery-Diversified)	2,450	75,754
Rock-Tenn Co. (Forest Products & Paper)	6,300	124,740
Rogers Corp. * (Electronics)	2,100	129,675
RTI International Metals, Inc. * (Mining)	2,800	122,024
Rudolph Technologies, Inc. * (Semiconductors)	3,150	57,740
Russ Berrie & Co., Inc. * (Household Products/Wares)	2,450	37,338
Ryan’s Restaurant Group, Inc. * (Retail)	8,400	133,308
Ryerson, Inc. (Iron/Steel)	5,250	114,923
Safety Insurance Group, Inc. (Insurance)	2,800	136,248
Sanderson Farms, Inc. (Food)	1,400	45,304
Savient Pharmaceuticals, Inc. * (Biotechnology)	7,700	50,127
School Specialty, Inc. * (Retail)	2,800	98,812
Schulman (A.), Inc. (Chemicals)	5,950	139,885
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,150	59,787
SCPIE Holdings, Inc. * (Insurance)	2,100	49,434
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,450	202,125

See accompanying notes to the Schedules of Portfolio Investments.

Secure Computing Corp. * (Internet)	7,000	44,310
Selective Insurance Group, Inc. (Insurance)	5,600	294,615
Senior Housing Properties Trust (REIT)	12,950	276,353
Shaw Group, Inc. * (Engineering & Construction)	7,000	165,480
Skechers U.S.A., Inc. - Class A * (Apparel)	1,400	32,914
Skyline Corp. (Home Builders)	1,400	53,494
SkyWest, Inc. (Airlines)	5,250	128,730
Skyworks Solutions, Inc. * (Semiconductors)	32,550	168,934
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	4,200	165,606
Sonic Automotive, Inc. (Retail)	6,300	145,467
South Financial Group, Inc. (Banks)	15,400	400,861
South Jersey Industries, Inc. (Gas)	5,950	177,965
Southern Union Co. (Gas)	8,750	231,088
Southwest Gas Corp. (Gas)	8,050	268,226
Sovran Self Storage, Inc. (REIT)	3,500	194,425
Spectrum Brands, Inc. * (Household Products/Wares)	4,550	38,402
Spherion Corp. * (Commercial Services)	11,550	82,583
SPSS, Inc. * (Software)	2,450	61,079
Stage Stores, Inc. (Retail)	5,250	154,035
Stamps.com, Inc. * (Internet)	1,050	20,013
Standard Microsystems Corp. * (Semiconductors)	2,450	69,629
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,450	29,376
Standard Pacific Corp. (Home Builders)	13,650	320,774
Standex International Corp. (Miscellaneous Manufacturing)	2,100	58,548
StarTek, Inc. (Commercial Services)	2,450	30,552
Steel Technologies, Inc. (Iron/Steel)	2,100	41,223
Stein Mart, Inc. (Retail)	2,800	42,588
Sterling Bancorp (Banks)	2,450	48,167
Sterling Bancshares, Inc. (Banks)	4,550	92,138
Sterling Financial Corp. - Spokane (Savings & Loans)	7,000	227,009
Stewart Information Services Corp. (Insurance)	3,850	133,865
Sturm, Ruger & Co., Inc. * (Miscellaneous Manufacturing)	4,550	35,217
Superior Industries International, Inc. (Auto Parts & Equipment)	4,550	76,394
Supertex, Inc. * (Semiconductors)	1,400	54,418
Susquehanna Bancshares, Inc. (Banks)	10,500	256,619
SWS Group, Inc. (Diversified Financial Services)	3,150	78,404
Sykes Enterprises, Inc. * (Computers)	3,850	78,348
Symmetricom, Inc. * (Telecommunications)	9,450	76,262
Technitrol, Inc. (Electronics)	8,400	250,739
Teledyne Technologies, Inc. * (Aerospace/Defense)	2,800	110,880

See accompanying notes to the Schedules of Portfolio Investments.

Tetra Tech, Inc. * (Environmental Control)	5,950	103,649
TETRA Technologies, Inc. * (Oil & Gas Services)	7,700	186,032
Texas Industries, Inc. (Building Materials)	4,900	255,094
The Cato Corp. - Class A (Retail)	6,300	138,033
The Finish Line, Inc. - Class A (Retail)	4,200	53,004
The Great Atlantic & Pacific Tea Co., Inc. (Food)	3,850	92,708
The Gymboree Corp. * (Apparel)	4,200	177,155
The Hain Celestial Group, Inc. * (Food)	7,700	196,812
The Men’s Wearhouse, Inc. (Retail)	6,300	234,422
The Standard Register Co. (Household Products/Wares)	2,450	32,340
The Steak n Shake Co. * (Retail)	2,450	41,381
The Stride Rite Corp. (Apparel)	7,350	102,606
Theragenics Corp. * (Pharmaceuticals)	6,650	19,152
THQ, Inc. * (Software)	12,950	377,751
Tollgrade Communications, Inc. * (Telecommunications)	2,800	25,060
Toro Co. (Housewares)	2,800	118,076
TradeStation Group, Inc. * (Diversified Financial Services)	2,450	36,922
Tredegar Corp. (Miscellaneous Manufacturing)	5,600	93,744
TreeHouse Foods, Inc. * (Food)	2,800	66,220
Triarc Cos., Inc. (Retail)	4,900	74,088
Trimble Navigation, Ltd. * (Electronics)	4,200	197,736
Triumph Group, Inc. (Aerospace/Defense)	3,150	133,403
Tronox, Inc. - Class B (Chemicals)	8,400	107,268
TrustCo Bank Corp. NY (Banks)	15,400	166,936
Tuesday Morning Corp. (Retail)	2,450	34,006
UGI Corp. (Gas)	21,350	522,007
UIL Holdings Corp. (Electric)	4,550	170,625
Ultratech Stepper, Inc. * (Semiconductors)	3,150	41,958
Umpqua Holdings Corp. (Banks)	4,900	140,140
Unisource Energy Corp. (Electric)	7,000	233,310
United Bankshares, Inc. (Banks)	7,350	273,566
United Fire & Casualty Co. (Insurance)	2,450	76,685
United Natural Foods, Inc. * (Food)	3,150	97,619
United Online, Inc. (Internet)	7,350	89,523
United Stationers, Inc. * (Distribution/Wholesale)	6,300	293,012
Universal Forest Products, Inc. (Building Materials)	1,750	85,838
Universal Technical Institute, Inc. * (Commercial Services)	2,450	43,831
URS Corp. * (Engineering & Construction)	4,900	190,561
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,100	109,725
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	5,600	205,519
Veeco Instruments, Inc. * (Semiconductors)	3,850	77,578

See accompanying notes to the Schedules of Portfolio Investments.

Veritas DGC, Inc. * (Oil & Gas Services)	7,350	483,777
Viad Corp. (Commercial Services)	4,550	161,115
ViaSat, Inc. * (Telecommunications)	1,750	43,890
Viasys Healthcare, Inc. * (Healthcare - Products)	4,200	114,408
Vicor Corp. (Electrical Components & Equipment)	2,450	28,273
Vital Signs, Inc. (Healthcare - Products)	700	39,627
Volt Information Sciences, Inc. * (Commercial Services)	1,750	62,213
Wabash National Corp. (Auto Manufacturers)	6,300	86,247
Watsco, Inc. (Distribution/Wholesale)	2,800	128,828
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	2,800	114,576
Watts Industries, Inc. - Class A (Electronics)	5,250	166,740
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	10,500	141,749
WD-40 Co. (Household Products/Wares)	1,400	49,938
Wellman, Inc. (Chemicals)	3,500	13,965
Whitney Holding Corp. (Banks)	13,300	475,740
WMS Industries, Inc. * (Leisure Time)	2,800	81,788
Wolverine Tube, Inc. * (Metal Fabricate/Hardware)	3,150	9,545
Wolverine World Wide, Inc. (Apparel)	5,950	168,445
Woodward Governor Co. (Electronics)	3,850	129,129
X-Rite, Inc. (Electronics)	2,450	26,313
Zale Corp. * (Retail)	9,800	271,851
Zenith National Insurance Corp. (Insurance)	3,150	125,654

TOTAL COMMON STOCKS (Cost $42,992,602)		57,769,743

	Principal Amount
Repurchase Agreements (0.2%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $107,044 (Collateralized by $113,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $110,036)	$107,000	107,000

TOTAL REPURCHASE AGREEMENTS (Cost $107,000)		107,000

TOTAL INVESTMENT SECURITIES (Cost $43,099,602) - 100.1% of net assets		$57,876,743

Percentages indicated are based on net assets of $57,842,237.

*	Non-income producing security

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $145,980)	2	$2,973

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Advertising	0.2%
Aerospace/Defense	1.8%
Agriculture	0.1%
Airlines	0.4%
Apparel	2.3%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.3%
Banks	7.1%
Biotechnology	0.6%
Building Materials	1.8%
Chemicals	2.4%
Coal	0.4%
Commercial Services	4.3%
Computers	1.3%
Distribution/Wholesale	1.7%
Diversified Financial Services	1.0%
Electric	2.8%
Electrical Components & Equipment	1.2%
Electronics	5.0%
Engineering & Construction	1.3%
Entertainment	0.5%
Environmental Control	0.7%
Food	3.2%
Forest Products & Paper	1.1%
Gas	5.6%
Hand/Machine Tools	0.8%
Healthcare-Products	1.9%
Healthcare-Services	0.6%
Home Builders	1.1%
Home Furnishings	0.6%
Household Products/Wares	0.6%
Housewares	0.4%
Insurance	3.3%
Internet	0.5%
Iron/Steel	2.0%
Leisure Time	0.4%
Lodging	0.5%
Machinery-Construction & Mining	0.6%
Machinery-Diversified	2.8%
Media	0.1%
Metal Fabricate/Hardware	1.9%
Mining	0.7%
Miscellaneous Manufacturing	2.7%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	0.2%
Oil & Gas Services	3.0%
Packaging & Containers	0.1%
Pharmaceuticals	0.5%
Real Estate Investment Trust	6.4%
Retail	6.9%
Saving & Loans	2.1%
Semiconductors	3.3%
Software	2.9%
Storage/Warehousing	0.1%
Telecommunications	2.3%
Textiles	0.2%
Toys/Games/Hobbies	0.3%
Transportation	2.4%
Water	0.2%
Other**	0.2%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap Growth

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (99.8%)
4Kids Entertainment, Inc. * (Media)	1,692	$27,918
A.S.V., Inc. * (Auto Manufacturers)	4,512	67,274
Aaron Rents, Inc. (Commercial Services)	5,076	116,646
Administaff, Inc. (Commercial Services)	2,256	76,027
ADVO, Inc. (Advertising)	7,896	220,930
Aeroflex, Inc. * (Telecommunications)	7,332	75,373
Albany International Corp. - Class A (Machinery-Diversified)	2,820	89,732
Alpharma, Inc. - Class A (Pharmaceuticals)	3,384	79,152
Altiris, Inc. * (Software)	3,948	83,263
AMCOL International Corp. (Mining)	2,820	70,246
Amedisys, Inc. * (Healthcare - Services)	3,948	156,617
American Medical Systems Holdings, Inc. * (Healthcare - Products)	17,484	322,230
AMERIGROUP Corp. * (Healthcare - Services)	12,972	383,323
AmSurg Corp. * (Healthcare - Services)	7,332	163,210
Analogic Corp. (Electronics)	1,692	86,833
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	2,256	64,431
ANSYS, Inc. * (Software)	9,588	423,598
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,384	172,178
Arbitron, Inc. (Commercial Services)	7,332	271,358
Arctic Cat, Inc. (Leisure Time)	1,692	28,087
Armor Holdings, Inc. * (Aerospace/Defense)	3,384	194,005
ArQule, Inc. * (Biotechnology)	3,948	16,621
ArthroCare Corp. * (Healthcare - Products)	6,768	317,148
ATMI, Inc. * (Semiconductors)	3,384	98,373
Atwood Oceanics, Inc. * (Oil & Gas)	3,384	152,178
Avid Technology, Inc. * (Software)	3,948	143,786
Aztar Corp. * (Lodging)	5,076	269,079
Bank Mutual Corp. (Banks)	5,076	61,572
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	5,640	80,201
Bankrate, Inc. * (Commercial Services)	2,820	74,899
BankUnited Financial Corp. - Class A (Savings & Loans)	3,384	88,221
Bel Fuse, Inc. - Class B (Electronics)	1,128	36,198
Biolase Technology, Inc. * (Healthcare - Products)	5,640	35,250
Biosite Diagnostics, Inc. * (Healthcare - Products)	4,512	208,590
Black Box Corp. (Telecommunications)	1,692	65,853
Blue Coat Systems, Inc. * (Internet)	1,692	30,473

See accompanying notes to the Schedules of Portfolio Investments.

Boston Private Financial Holdings, Inc. (Banks)	5,076	141,519
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	3,948	62,852
Brady Corp. - Class A (Electronics)	5,076	178,472
Bristow Group, Inc. * (Transportation)	2,256	77,606
Building Materials Holding Corp. (Distribution/Wholesale)	3,384	88,052
Cabot Microelectronics Corp. * (Chemicals)	6,204	178,800
Cabot Oil & Gas Corp. (Oil & Gas)	12,408	594,715
CACI International, Inc. - Class A * (Computers)	7,896	434,359
CARBO Ceramics, Inc. (Oil & Gas Services)	5,076	182,888
Carreker Corp. * (Computers)	2,256	13,852
Cash America International, Inc. (Retail)	2,820	110,206
Catapult Communications Corp. * (Computers)	1,692	14,145
CEC Entertainment, Inc. * (Retail)	8,460	266,575
Centene Corp. * (Healthcare - Services)	10,716	176,171
Central Pacific Financial Corp. (Banks)	3,384	123,787
Ceradyne, Inc. * (Miscellaneous Manufacturing)	6,768	278,096
Cerner Corp. * (Software)	15,792	716,957
Champion Enterprises, Inc. * (Home Builders)	6,204	42,808
Checkpoint Systems, Inc. * (Electronics)	3,948	65,181
Christopher & Banks Corp. (Retail)	9,024	266,028
Cimarex Energy Co. (Oil & Gas)	20,868	734,345
Clarcor, Inc. (Miscellaneous Manufacturing)	5,640	171,964
Cleveland-Cliffs, Inc. (Iron/Steel)	5,640	214,940
CNS, Inc. (Household Products/Wares)	3,384	95,530
Cognex Corp. (Machinery-Diversified)	4,512	113,973
Cohu, Inc. (Semiconductors)	1,692	30,168
Coinstar, Inc. * (Commercial Services)	6,768	194,783
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	2,820	116,269
Comtech Telecommunications Corp. * (Telecommunications)	5,076	169,944
CONMED Corp. * (Healthcare - Products)	2,820	59,530
Connetics Corp. * (Pharmaceuticals)	8,460	92,214
Cooper Cos., Inc. (Healthcare - Products)	11,280	603,481
Cost Plus, Inc. * (Retail)	2,820	33,755
Crocs, Inc. * (Apparel)	4,512	153,182
Cross Country Healthcare, Inc. * (Commercial Services)	3,384	57,528
CryoLife, Inc. * (Biotechnology)	2,256	14,551
Curtiss-Wright Corp. (Aerospace/Defense)	10,716	325,230
Cyberonics, Inc. * (Healthcare - Products)	3,384	59,322

See accompanying notes to the Schedules of Portfolio Investments.

Cymer, Inc. * (Electronics)	4,512	198,122
Daktronics, Inc. (Electronics)	7,896	163,368
Deckers Outdoor Corp. * (Apparel)	1,128	53,377
Delta & Pine Land Co. (Agriculture)	9,024	365,472
Deltic Timber Corp. (Forest Products & Paper)	1,128	53,760
Dendrite International, Inc. * (Software)	10,716	104,802
Digital Insight Corp. * (Internet)	8,460	248,047
Dime Community Bancshares, Inc. (Savings & Loans)	3,384	49,846
Diodes, Inc. * (Semiconductors)	3,948	170,436
Dionex Corp. * (Electronics)	5,076	258,571
DJO, Inc. * (Healthcare - Products)	2,256	93,692
Downey Financial Corp. (Savings & Loans)	2,820	187,643
Dress Barn, Inc. * (Retail)	6,204	135,371
Drew Industries, Inc. * (Building Materials)	1,128	28,493
Drill-Quip, Inc. * (Oil & Gas Services)	1,128	76,343
DSP Group, Inc. * (Semiconductors)	4,512	103,099
East-West Bancorp, Inc. (Banks)	15,228	603,181
EDO Corp. (Aerospace/Defense)	2,256	51,617
eFunds Corp. * (Software)	11,844	286,388
ElkCorp (Building Materials)	2,256	61,250
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	5,076	152,585
Enzo Biochem, Inc. * (Biotechnology)	3,948	48,126
Epicor Software Corp. * (Software)	5,076	66,546
EPIQ Systems, Inc. * (Software)	3,384	49,779
Essex Property Trust, Inc. (REIT)	2,256	273,878
Ethan Allen Interiors, Inc. (Home Furnishings)	3,384	117,289
FactSet Research Systems, Inc. (Computers)	8,460	410,902
FEI Co. * (Electronics)	3,384	71,436
Fidelity Bankshares, Inc. (Savings & Loans)	3,384	132,010
Filenet Corp. * (Software)	4,512	157,153
Financial Federal Corp. (Diversified Financial Services)	4,512	120,922
First Indiana Corp. (Banks)	1,128	29,339
First Midwest Bancorp, Inc. (Banks)	5,076	192,330
First Republic Bank (Banks)	2,820	120,019
FirstFed Financial Corp. * (Savings & Loans)	2,256	127,960
Flagstar Bancorp, Inc. (Savings & Loans)	9,024	131,299
FLIR Systems, Inc. * (Electronics)	17,484	474,866
Forward Air Corp. (Transportation)	7,896	261,279
Fossil, Inc. * (Household Products/Wares)	11,844	255,120
Franklin Bank Corp. Houston * (Savings & Loans)	1,692	33,637
Fremont General Corp. (Banks)	16,356	228,820
Frontier Oil Corp. (Oil & Gas)	28,200	749,556
G & K Services, Inc. (Textiles)	2,256	82,186
Gardner Denver, Inc. * (Machinery-Diversified)	5,640	186,571

See accompanying notes to the Schedules of Portfolio Investments.

GenCorp, Inc. * (Aerospace/Defense)	14,100	181,044
General Communication, Inc. - Class A * (Telecommunications)	7,332	90,843
Genesco, Inc. * (Retail)	5,640	194,411
Gevity HR, Inc. (Commercial Services)	1,692	38,544
Glacier Bancorp, Inc. (Banks)	4,512	154,175
Global Imaging Systems, Inc. * (Office/Business Equipment)	7,896	174,265
Global Payments, Inc. (Software)	16,920	744,649
Greatbatch, Inc. * (Electrical Components & Equipment)	5,640	127,577
Guitar Center, Inc. * (Retail)	6,768	302,394
Haemonetics Corp. * (Healthcare - Products)	3,948	184,766
Hanmi Financial Corp. (Banks)	6,204	121,598
Hansen Natural Corp. * (Beverages)	13,536	439,649
Harbor Florida Bancshares, Inc. (Savings & Loans)	3,384	149,945
Harland (John H.) Co. (Household Products/Wares)	4,512	164,462
Harmonic, Inc. * (Telecommunications)	5,640	41,454
Headwaters, Inc. * (Energy - Alternate Sources)	10,716	250,219
Healthcare Services Group, Inc. (Commercial Services)	2,820	70,951
Healthways, Inc. * (Healthcare - Services)	8,460	377,316
Heartland Express, Inc. (Transportation)	15,228	238,775
Heidrick & Struggles International, Inc. * (Commercial Services)	1,692	60,912
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	21,996	734,666
Hibbett Sporting Goods, Inc. * (Retail)	9,024	236,248
Hilb, Rogal, & Hobbs Co. (Insurance)	9,024	384,874
Hologic, Inc. * (Healthcare - Products)	5,640	245,453
Hot Topic, Inc. * (Retail)	11,280	125,659
Hydril * (Oil & Gas Services)	5,076	284,561
Hyperion Solutions Corp. * (Software)	7,896	272,254
ICU Medical, Inc. * (Healthcare - Products)	3,384	153,904
IDEX Corp. (Machinery-Diversified)	6,204	267,082
IDEXX Laboratories, Inc. * (Healthcare - Products)	7,896	719,642
IHOP Corp. (Retail)	1,692	78,424
Immucor, Inc. * (Healthcare - Products)	16,920	379,177
Independent Bank Corp. - Michigan (Banks)	2,820	68,476
Infospace, Inc. * (Internet)	3,384	62,401
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	2,820	68,470
Integra LifeSciences Holdings * (Biotechnology)	4,512	169,111
Inter-Tel, Inc. (Software)	2,256	48,730
Intermagnetics General Corp. * (Electrical Components & Equipment)	6,204	167,818

See accompanying notes to the Schedules of Portfolio Investments.

Internet Security Systems, Inc. * (Internet)	9,588	266,163
Invacare Corp. (Healthcare - Products)	3,948	92,857
inVentiv Health, Inc. * (Advertising)	2,256	72,260
Investment Technology Group, Inc. * (Diversified Financial Services)	10,716	479,541
Irwin Financial Corp. (Banks)	2,256	44,127
Itron, Inc. * (Electronics)	3,384	188,827
J & J Snack Foods Corp. (Food)	1,692	52,621
j2 Global Communications, Inc. * (Internet)	12,408	337,125
Jack in the Box, Inc. * (Retail)	5,640	294,295
JDA Software Group, Inc. * (Software)	3,384	52,181
JLG Industries, Inc. (Machinery - Construction & Mining)	11,844	234,630
Jos. A. Bank Clothiers, Inc. * (Retail)	3,384	101,385
K-Swiss, Inc. - Class A (Apparel)	6,768	203,446
Kendle International, Inc. * (Commercial Services)	1,128	36,119
Kensey Nash Corp. * (Healthcare - Products)	2,256	66,033
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	2,256	85,773
Kilroy Realty Corp. (REIT)	2,820	212,459
Kirby Corp. * (Transportation)	7,896	247,382
Knight Transportation, Inc. (Transportation)	14,664	248,555
Komag, Inc. * (Computers)	7,896	252,356
Kopin Corp. * (Semiconductors)	8,460	28,341
Kronos, Inc. * (Computers)	7,896	269,175
Labor Ready, Inc. * (Commercial Services)	6,768	107,814
Landry’s Restaurants, Inc. (Retail)	2,256	68,018
Landstar System, Inc. (Transportation)	14,664	626,152
LCA-Vision, Inc. (Healthcare - Products)	2,820	116,494
Lindsay Manufacturing Co. (Machinery-Diversified)	1,128	32,430
Littelfuse, Inc. * (Electrical Components & Equipment)	2,256	78,283
Live Nation, Inc. * (Commercial Services)	4,512	92,135
LKQ Corp. * (Distribution/Wholesale)	8,460	185,866
LoJack Corp. * (Electronics)	4,512	88,390
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,384	163,718
LTC Properties, Inc. (REIT)	1,128	27,354
M/I Schottenstein Homes, Inc. (Home Builders)	1,692	59,812
Macdermid, Inc. (Chemicals)	2,820	91,988
MAF Bancorp, Inc. (Savings & Loans)	2,820	116,438
Manhattan Associates, Inc. * (Computers)	6,768	163,380
Manitowoc Co. (Machinery-Diversified)	7,896	353,663
ManTech International Corp. - Class A * (Software)	4,512	148,941
MarineMax, Inc. * (Retail)	2,256	57,415
Massey Energy Co. (Coal)	7,896	165,342

See accompanying notes to the Schedules of Portfolio Investments.

Matria Healthcare, Inc. * (Healthcare - Services)	2,256	62,694
Maverick Tube Corp. * (Oil & Gas Services)	5,076	329,077
Maximus, Inc. (Commercial Services)	2,820	73,602
Mentor Corp. (Healthcare - Products)	9,588	483,139
Mercury Computer Systems, Inc. * (Computers)	5,076	60,151
Meridian Bioscience, Inc. (Healthcare - Products)	2,820	66,298
Merit Medical Systems, Inc. * (Healthcare - Products)	6,768	91,909
Meritage Homes Corp. * (Home Builders)	5,640	234,680
Mesa Air Group, Inc. * (Airlines)	4,512	35,013
MGI Pharma, Inc. * (Pharmaceuticals)	9,588	165,009
Micros Systems, Inc. * (Computers)	5,640	275,909
Microsemi Corp. * (Semiconductors)	8,460	159,471
Midas, Inc. * (Commercial Services)	1,128	23,327
MIVA, Inc. * (Internet)	7,332	24,196
Mobile Mini, Inc. * (Storage/Warehousing)	5,640	160,232
Moog, Inc. - Class A * (Aerospace/Defense)	4,512	156,386
MTS Systems Corp. (Computers)	2,256	72,959
Multimedia Games, Inc. * (Leisure Time)	6,768	61,453
Napster, Inc. * (Software)	3,384	14,450
Nara Bancorp, Inc. (Banks)	5,076	92,840
NBTY, Inc. * (Pharmaceuticals)	14,100	412,708
Neoware, Inc. * (Software)	5,076	68,983
NETGEAR, Inc. * (Telecommunications)	5,076	104,515
New Century Financial Corp. (REIT)	7,896	310,392
New Jersey Resources Corp. (Gas)	3,384	166,831
Novatel Wireless, Inc. * (Telecommunications)	3,384	32,588
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	6,204	149,640
NS Group, Inc. * (Metal Fabricate/Hardware)	1,692	109,219
NVR, Inc. * (Home Builders)	1,128	603,481
Oceaneering International, Inc. * (Oil & Gas Services)	7,896	243,197
Odyssey Healthcare, Inc. * (Healthcare - Services)	8,460	119,963
Old Dominion Freight Line, Inc. * (Transportation)	3,384	101,622
OM Group, Inc. * (Chemicals)	3,384	148,693
On Assignment, Inc. * (Commercial Services)	2,256	22,131
Open Solutions, Inc. * (Software)	3,384	97,493
P.F. Chang’s China Bistro, Inc. * (Retail)	6,768	234,917
Palomar Medical Technologies, Inc. * (Healthcare - Products)	1,692	71,402
Panera Bread Co. - Class A * (Retail)	7,896	459,942
Papa John’s International, Inc. * (Retail)	5,640	203,660
PAREXEL International Corp. * (Commercial Services)	2,256	74,651

See accompanying notes to the Schedules of Portfolio Investments.

Paxar Corp. * (Electronics)	3,384	67,612
Pediatrix Medical Group, Inc. * (Healthcare - Services)	12,408	565,805
Peet’s Coffee & Tea, Inc. * (Beverages)	3,384	84,634
Penn Virginia Corp. (Oil & Gas)	4,512	286,106
Per-Se Technologies, Inc. * (Software)	8,460	192,719
PetMed Express, Inc. * (Pharmaceuticals)	6,204	64,770
Petroleum Development * (Oil & Gas)	3,948	157,486
Pharmanet Development Group, Inc. * (Commercial Services)	4,512	87,668
Philadelphia Consolidated Holding Corp. * (Insurance)	14,100	560,898
Phillips-Van Heusen Corp. (Apparel)	4,512	188,466
Photon Dynamics, Inc. * (Electronics)	1,692	22,453
Playtex Products, Inc. * (Household Products/Wares)	6,768	90,691
Polaris Industries, Inc. (Leisure Time)	10,152	417,755
PolyMedica Corp. (Healthcare - Products)	5,640	241,448
Pool Corp. (Distribution/Wholesale)	13,536	521,136
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	3,948	173,199
Possis Medical, Inc. * (Healthcare - Products)	4,512	44,443
PrivateBancorp, Inc. (Banks)	4,512	206,289
ProAssurance Corp. * (Insurance)	3,948	194,557
Progress Software Corp. * (Software)	6,204	161,304
Prosperity Bancshares, Inc. (Banks)	4,512	153,588
PS Business Parks, Inc. (REIT)	1,128	68,018
Quality Systems, Inc. (Software)	3,948	153,143
Quiksilver, Inc. * (Apparel)	17,484	212,431
Radiant Systems, Inc. * (Computers)	2,256	27,252
Radio One, Inc. - Class D * (Media)	11,844	74,025
Ralcorp Holdings, Inc. * (Food)	4,512	217,614
RARE Hospitality International, Inc. * (Retail)	5,640	172,358
RC2 Corp. * (Toys/Games/Hobbies)	3,948	132,376
Red Robin Gourmet Burgers, Inc. * (Retail)	1,692	78,018
RehabCare Group, Inc. * (Healthcare - Services)	2,256	29,554
Respironics, Inc. * (Healthcare - Products)	18,048	696,834
Rewards Network, Inc. * (Commercial Services)	2,820	13,733
RLI Corp. (Insurance)	3,384	171,873
Rogers Corp. * (Electronics)	1,692	104,481
RTI International Metals, Inc. * (Mining)	2,256	98,317
Rudolph Technologies, Inc. * (Semiconductors)	2,256	41,352
Sanderson Farms, Inc. (Food)	1,692	54,753
Savient Pharmaceuticals, Inc. * (Biotechnology)	5,640	36,716
ScanSource, Inc. * (Distribution/Wholesale)	6,204	188,167

See accompanying notes to the Schedules of Portfolio Investments.

School Specialty, Inc. * (Retail)	2,256	79,614
Sciele Pharma, Inc. * (Pharmaceuticals)	7,332	138,135
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,256	186,120
Secure Computing Corp. * (Internet)	5,076	32,131
Select Comfort Corp. * (Retail)	13,536	296,168
Shaw Group, Inc. * (Engineering & Construction)	11,844	279,991
Shuffle Master, Inc. * (Entertainment)	8,460	228,505
Sierra Health Services, Inc. * (Healthcare - Services)	12,408	469,519
Simpson Manufacturing Co., Inc. (Building Materials)	9,024	243,919
Skechers U.S.A., Inc. - Class A * (Apparel)	4,512	106,077
SkyWest, Inc. (Airlines)	9,588	235,098
Sonic Corp. * (Retail)	21,432	484,578
Sonic Solutions * (Electronics)	6,204	94,549
Southern Union Co. (Gas)	14,100	372,381
Spectrum Brands, Inc. * (Household Products/Wares)	3,948	33,321
SPSS, Inc. * (Software)	1,692	42,182
St. Mary Land & Exploration Co. (Oil & Gas)	14,100	517,611
Stamps.com, Inc. * (Internet)	3,948	75,249
Standard Microsystems Corp. * (Semiconductors)	2,256	64,116
Stein Mart, Inc. (Retail)	3,384	51,471
Sterling Bancorp (Banks)	1,692	33,265
Sterling Bancshares, Inc. (Banks)	6,204	125,631
Stone Energy Corp. * (Oil & Gas)	6,768	273,969
Sunrise Assisted Living, Inc. * (Healthcare - Services)	10,716	320,087
Supertex, Inc. * (Semiconductors)	1,128	43,845
SurModics, Inc. * (Healthcare - Products)	3,948	138,654
Swift Energy Co. * (Oil & Gas)	7,332	306,624
Sykes Enterprises, Inc. * (Computers)	1,692	34,432
Synaptics, Inc. * (Computers)	6,204	151,191
Take-Two Interactive Software, Inc. * (Software)	18,048	257,364
TALX Corp. (Computers)	7,896	193,610
Teledyne Technologies, Inc. * (Aerospace/Defense)	5,076	201,010
Tetra Tech, Inc. * (Environmental Control)	6,768	117,899
TETRA Technologies, Inc. * (Oil & Gas Services)	8,460	204,394
The Children’s Place Retail Stores, Inc. * (Retail)	5,640	361,129
The Finish Line, Inc. - Class A (Retail)	5,640	71,177
The Gymboree Corp. * (Apparel)	2,820	118,948
The Men’s Wearhouse, Inc. (Retail)	5,640	209,864
The Nautilus Group, Inc. (Leisure Time)	8,460	116,325
The Steak n Shake Co. * (Retail)	3,948	66,682
Toro Co. (Housewares)	7,332	309,190
Tractor Supply Co. * (Retail)	8,460	408,280

See accompanying notes to the Schedules of Portfolio Investments.

TradeStation Group, Inc. * (Diversified Financial Services)	2,820	42,497
TreeHouse Foods, Inc. * (Food)	4,512	106,709
Triarc Cos., Inc. (Retail)	9,588	144,971
Trimble Navigation, Ltd. * (Electronics)	8,460	398,298
Tuesday Morning Corp. (Retail)	3,384	46,970
Tween Brands, Inc. * (Retail)	8,460	318,096
UCBH Holdings, Inc. (Banks)	23,688	413,592
Ultratech Stepper, Inc. * (Semiconductors)	2,256	30,050
Umpqua Holdings Corp. (Banks)	8,460	241,956
Unit Corp. * (Oil & Gas)	11,844	544,469
United Fire & Casualty Co. (Insurance)	1,692	52,960
United Natural Foods, Inc. * (Food)	6,768	209,740
United Online, Inc. (Internet)	7,332	89,304
United Surgical Partners International, Inc. * (Healthcare - Services)	11,280	280,082
Universal Forest Products, Inc. (Building Materials)	2,256	110,657
Universal Technical Institute, Inc. * (Commercial Services)	2,820	50,450
URS Corp. * (Engineering & Construction)	5,076	197,406
USANA Health Sciences, Inc. * (Pharmaceuticals)	2,256	100,595
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,692	88,407
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	7,332	269,085
Veeco Instruments, Inc. * (Semiconductors)	2,256	45,458
Vertrue, Inc. * (Commercial Services)	2,256	88,706
ViaSat, Inc. * (Telecommunications)	3,384	84,871
Viasys Healthcare, Inc. * (Healthcare - Products)	2,820	76,817
Vicor Corp. (Electrical Components & Equipment)	1,692	19,526
Vital Signs, Inc. (Healthcare - Products)	564	31,928
W-H Energy Services, Inc. * (Oil & Gas Services)	7,332	304,058
Waste Connections, Inc. * (Environmental Control)	11,280	427,624
Watsco, Inc. (Distribution/Wholesale)	2,820	129,748
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	7,332	300,026
WD-40 Co. (Household Products/Wares)	2,256	80,472
WebEx Communications, Inc. * (Internet)	9,024	352,116
Websense, Inc. * (Internet)	11,844	255,949
Wilshire Bancorp, Inc. (Banks)	3,948	75,170
Winnebago Industries, Inc. (Home Builders)	7,896	247,776
Wintrust Financial Corp. (Banks)	6,204	311,131
WMS Industries, Inc. * (Leisure Time)	2,256	65,898
Wolverine World Wide, Inc. (Apparel)	6,204	175,635
Woodward Governor Co. (Electronics)	2,820	94,583

See accompanying notes to the Schedules of Portfolio Investments.

World Acceptance Corp. * (Diversified Financial Services)	4,512	198,438
World Fuel Services Corp. (Retail)	6,768	273,766
X-Rite, Inc. (Electronics)	1,692	18,172
Zenith National Insurance Corp. (Insurance)	5,076	202,482

TOTAL COMMON STOCKS (Cost $48,892,190)		64,179,134

	Principal Amount
Repurchase Agreements (0.9%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $589,241 (Collateralized by $617,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $600,819)	$589,000	589,000

TOTAL REPURCHASE AGREEMENTS (Cost $589,000)		589,000

TOTAL INVESTMENT SECURITIES (Cost $49,481,190) - 100.7% of net assets		$64,768,134

Percentages indicated are based on net assets of $64,333,844. * Non-income producing security REIT Real Estate Investment Trust Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $145,980)	2	$2,973

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Advertising	0.5%
Aerospace/Defense	1.7%
Agriculture	0.6%
Airlines	0.4%
Apparel	1.9%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.1%
Banks	5.5%
Beverages	0.8%
Biotechnology	0.4%
Building Materials	0.7%
Chemicals	0.7%
Coal	0.3%
Commercial Services	3.0%
Computers	3.7%
Distribution/Wholesale	1.7%
Diversified Financial Services	1.6%
Electrical Components & Equipment	0.6%
Electronics	4.1%
Energy - Alternate Sources	0.4%
Engineering & Construction	0.8%
Entertainment	0.4%
Environmental Control	0.8%
Food	1.0%
Forest Products & Paper	0.1%
Gas	0.8%
Healthcare - Products	8.7%
Healthcare - Services	4.8%
Home Builders	1.8%
Home Furnishings	0.2%

See accompanying notes to the Schedules of Portfolio Investments.

Household Products/Wares	1.1%
Housewares	0.5%
Insurance	2.4%
Internet	2.8%
Iron/Steel	0.3%
Leisure Time	1.1%
Lodging	0.4%
Machinery - Construction & Mining	0.4%
Machinery - Diversified	1.6%
Media	0.2%
Metal Fabricate/Hardware	0.3%
Mining	0.3%
Miscellaneous Manufacturing	1.2%
Office/Business Equipment	0.3%
Oil & Gas	6.7%
Oil & Gas Services	4.2%
Pharmaceuticals	2.0%
Real Estate Investment Trust	1.4%
Retail	9.7%
Savings & Loans	1.8%
Semiconductor	1.7%
Software	6.7%
Storage/Warehousing	0.2%
Telecommunications	1.2%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	2.8%
Other**	0.9%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Asia 30

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (98.0%)
AU Optronics Corp. (Electronics)	120,276	$1,713,933
Baidu.com, Inc. * (Internet)	26,208	2,294,248
BHP Billiton, Ltd. (Mining)	129,168	4,892,884
China Medical Technologies, Inc. * (Health Care Products)	59,436	1,375,349
China Mobile (Hong Kong), Ltd. (Telecommunications)	269,100	9,512,685
China Petroleum and Chemical Corp. (Oil & Gas)	73,944	4,578,612
Chunghwa Telecom Co., Ltd. (Telecommunications)	124,021	2,146,800
CNOOC, Ltd. (Oil & Gas)	41,184	3,430,215
Ctrip.com International, Ltd. (Internet)	33,228	1,493,599
Flextronics International, Ltd. * (Electronics)	160,992	2,034,939
Focus Media Holding, Ltd. * (Advertising)	24,336	1,409,541
HDFC Bank, Ltd. (Banks)	30,888	1,885,712
Icici Bank, Ltd. (Banks)	76,284	2,342,682
Infosys Technologies, Ltd. (Software)	68,328	3,261,296
Kookmin Bank (Banks)	34,632	2,702,335
Korea Electric Power Corp. (Electric)	132,444	2,589,280
KT Corp. (Telecommunications)	95,940	2,059,832
LG. Philips LCD Co., Ltd. * (Electronics)	109,512	1,816,804
Netease.com, Inc. * (Internet)	76,284	1,248,006
PetroChina Company, Ltd. (Oil & Gas)	111,384	11,990,488
POSCO (Iron/Steel)	40,716	2,643,690
Rediff.com India, Ltd. * (Internet)	77,688	1,131,914
Satyam Computer Services, Ltd. (Software)	50,076	1,937,440
Shanda Interactive Entertainment, Ltd. * (Internet)	123,552	1,853,280
Sify, Ltd. * (Internet)	125,892	1,154,430
SINA Corp. * (Internet)	56,160	1,412,424
SK Telecom Co., Ltd. (Telecommunications)	96,408	2,278,121
Sohu.com, Inc. * (Internet)	56,160	1,236,643
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	412,308	3,958,157
United Microelectronics Corp. (Semiconductors)	618,228	1,904,142

TOTAL COMMON STOCKS (Cost $57,562,468)		84,289,481

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount	Value
Repurchase Agreements (1.4%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $1,172,479 (Collateralized by $1,228,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $1,195,795)	$1,172,000	1,172,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,172,000)		1,172,000

TOTAL INVESTMENT SECURITIES (Cost $58,734,468) - 99.4% of net assets		$85,461,481

Percentages indicated are based on net assets of $85,972,099.

As of September 30, 2006, all securities in this portfolio were traded on U.S. Exchanges.

*	Non-income producing security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $1,345,300)	4	$31,384
Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $672,500)	10	(6,823)

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Advertising	1.6%
Banks	8.1%
Electric	3.0%
Electronics	6.5%
Healthcare – Products	1.6%
Internet	13.8%
Iron/Steel	3.1%
Mining	5.7%
Oil & Gas	23.2%
Semiconductors	6.8%
Software	6.0%
Telecommunications	18.6%
Other**	1.4%

ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of September 30, 2006:

Australia	5.7%
China	30.9%
Hong Kong	15.1%
India	13.6%
Korea	16.3%
Singapore	2.4%
Taiwan	14.0%
United States**	1.4%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Europe 30

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (100.7%)
Alcatel SA (Telecommunications)	194,656	$2,370,910
Alcon, Inc. (Healthcare - Products)	30,336	3,473,472
Anglo American PLC (Mining)	139,040	2,933,744
ASM Lithography Holding NV * (Semiconductors)	112,496	2,618,907
AstraZeneca PLC (Pharmaceuticals)	85,952	5,372,000
Autoliv, Inc. (Auto Parts & Equipment)	40,448	2,229,089
BP Amoco PLC (Oil & Gas)	126,400	8,289,312
Business Objects SA * (Software)	69,520	2,369,937
DaimlerChrysler AG (Auto Manufacturers)	68,256	3,410,070
Diageo PLC (Beverages)	51,824	3,681,577
Elan Corp. PLC * (Pharmaceuticals)	161,792	2,488,361
GlaxoSmithKline PLC (Pharmaceuticals)	122,608	6,526,424
HSBC Holdings PLC (Banks)	88,480	8,098,574
Koninklijke (Royal) Phillips Electronics NV (Electronics)	102,384	3,584,464
Mittal Steel Co. NV - Class A (Iron/Steel)	74,576	2,590,771
Nokia OYJ (Telecommunications)	211,088	4,156,323
Novartis AG (Pharmaceuticals)	117,552	6,869,738
Rio Tinto PLC (Mining)	16,432	3,116,000
Royal Dutch Shell PLC - Class A (Oil & Gas)	88,480	5,848,528
Sanofi-Aventis (Pharmaceuticals)	125,136	5,564,798
SAP AG (Software)	75,840	3,754,080
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	51,824	2,559,587
Siemens AG (Miscellaneous Manufacturing)	49,296	4,293,682
Telefonaktiebolaget LM Ericsson (Telecommunications)	108,704	3,744,853
Tenaris SA (Iron/Steel)	68,256	2,414,897
Total Fina SA (Oil & Gas)	101,120	6,667,853
UBS AG (Diversified Financial Services)	98,592	5,847,492
Unilever NV (Food)	140,304	3,443,060
Vodafone Group PLC (Telecommunications)	234,489	5,360,418
Willis Group Holdings, Ltd. (Insurance)	69,520	2,641,760

TOTAL COMMON STOCKS (Cost $93,402,370)		126,320,681

TOTAL INVESTMENT SECURITIES (Cost $93,402,370) - 100.7% of net assets		$126,320,681

Percentages indicated are based on net assets of $125,495,994.

As of September 30, 2006, all securities in this portfolio were traded on U.S. Exchanges.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Auto Manufacturers	2.7%
Auto Parts & Equipment	1.8%
Banks	6.5%
Beverages	2.9%
Diversified Financial Services	4.7%
Electronics	2.9%
Food	2.7%
Healthcare-Products	2.8%
Insurance	2.1%
Iron/Steel	4.0%
Mining	4.8%
Miscellaneous Manufacturing	3.4%
Oil & Gas	16.6%
Pharmaceuticals	23.3%
Semiconductors	2.1%
Software	4.9%
Telecommunications	12.5%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of September 30, 2006:

Finland	3.3%
France	13.5%
Germany	9.1%
Ireland	2.0%
Luxembourg	1.9%
Netherlands	14.4%
Sweden	4.8%
Switzerland	12.9%
United Kingdom	38.8%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Japan

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (74.7%)
Federal Agricultural Mortgage Corp., 4.50%, 10/2/06	$10,508,000	$10,506,687
Federal Farm Credit Bank, 4.50%, 10/2/06	10,508,000	10,506,686
Federal Home Loan Bank, 4.50%, 10/2/06	10,508,000	10,506,687
Federal National Mortgage Association, 4.50%, 10/2/06	10,508,000	10,506,686

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $42,026,746)		42,026,746

Repurchase Agreements (18.7%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $10,507,289 (Collateralized by $10,900,000 Federal Home Loan Bank, 4.375%, 9/17/10, market value $10,715,570)	10,503,000	10,503,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,503,000)		10,503,000

Options Purchased (NM)

	Contracts
Nikkei 225 Futures Put Option 9000 expiring December 2006	150	2,888

TOTAL OPTIONS PURCHASED (Cost $4,350)		2,888

TOTAL INVESTMENT SECURITIES (Cost $52,534,096) - 93.4% of net assets		$52,532,634

Percentages indicated are based on net assets of $56,256,263. NM Not meaningful, amount is less than 0.05%. Futures Contracts Purchased
		Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring December 2006 (Underlying face amount at value $56,328,600)	698	$(425,567)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraBull

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (85.1%)
3M Co. (Miscellaneous Manufacturing)	2,565	$190,887
Abbott Laboratories (Pharmaceuticals)	5,206	252,803
ACE, Ltd. (Insurance)	1,102	60,312
ADC Telecommunications, Inc. * (Telecommunications)	399	5,985
Adobe Systems, Inc. * (Software)	1,976	74,001
Advanced Micro Devices, Inc. * (Semiconductors)	1,653	41,077
Aetna, Inc. (Healthcare - Services)	1,862	73,642
Affiliated Computer Services, Inc. - Class A * (Computers)	399	20,692
AFLAC, Inc. (Insurance)	1,691	77,380
Agilent Technologies, Inc. * (Electronics)	1,387	45,341
Air Products & Chemicals, Inc. (Chemicals)	741	49,180
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	266	13,457
Alcoa, Inc. (Mining)	2,945	82,578
Allegheny Energy, Inc. * (Electric)	551	22,134
Allegheny Technologies, Inc. (Iron/Steel)	342	21,269
Allergan, Inc. (Pharmaceuticals)	513	57,769
Allied Waste Industries, Inc. * (Environmental Control)	855	9,636
Allstate Corp. (Insurance)	2,147	134,681
Alltel Corp. (Telecommunications)	1,330	73,815
Altera Corp. * (Semiconductors)	1,216	22,350
Altria Group, Inc. (Agriculture)	7,125	545,420
Amazon.com, Inc. * (Internet)	1,064	34,176
Ambac Financial Group, Inc. (Insurance)	361	29,873
Ameren Corp. (Electric)	703	37,111
American Electric Power, Inc. (Electric)	1,349	49,063
American Express Co. (Diversified Financial Services)	4,142	232,283
American International Group, Inc. (Insurance)	8,854	586,665
American Power Conversion Corp. (Electrical Components & Equipment)	570	12,517
American Standard Cos. (Building Materials)	589	24,720
Ameriprise Financial, Inc. (Diversified Financial Services)	836	39,208
AmerisourceBergen Corp. (Pharmaceuticals)	684	30,917
Amgen, Inc. * (Biotechnology)	3,990	285,404
AmSouth Bancorp (Banks)	1,159	33,657
Anadarko Petroleum Corp. (Oil & Gas)	1,558	68,287
Analog Devices, Inc. (Semiconductors)	1,197	35,180
Anheuser-Busch Cos., Inc. (Beverages)	2,622	124,571
AON Corp. (Insurance)	1,064	36,038
Apache Corp. (Oil & Gas)	1,121	70,847
Apartment Investment and Management Co. - Class A (REIT)	323	17,574

See accompanying notes to the Schedule of Portfolio Investments.

Apollo Group, Inc. - Class A * (Commercial Services)	475	23,389
Apple Computer, Inc. * (Computers)	2,888	222,463
Applera Corp. - Applied Biosystems Group (Electronics)	627	20,760
Applied Materials, Inc. (Semiconductors)	5,225	92,639
Archer-Daniels-Midland Co. (Agriculture)	2,223	84,207
Archstone-Smith Trust (REIT)	722	39,306
Ashland, Inc. (Chemicals)	209	13,330
AT&T, Inc. (Telecommunications)	13,224	430,574
Autodesk, Inc. * (Software)	798	27,754
Automatic Data Processing, Inc. (Software)	1,900	89,946
AutoNation, Inc. * (Retail)	513	10,722
AutoZone, Inc. * (Retail)	171	17,664
Avaya, Inc. * (Telecommunications)	1,558	17,824
Avery Dennison Corp. (Household Products/Wares)	323	19,435
Avon Products, Inc. (Cosmetics/Personal Care)	1,520	46,603
Baker Hughes, Inc. (Oil & Gas Services)	1,121	76,452
Ball Corp. (Packaging & Containers)	361	14,602
Bank of America Corp. (Banks)	15,409	825,461
Bank of New York Co., Inc. (Banks)	2,603	91,782
Bard (C.R.), Inc. (Healthcare - Products)	361	27,075
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	361	18,750
Bausch & Lomb, Inc. (Healthcare - Products)	190	9,525
Baxter International, Inc. (Healthcare - Products)	2,223	101,058
BB&T Corp. (Banks)	1,824	79,855
Bear Stearns Cos., Inc. (Diversified Financial Services)	418	58,562
Becton, Dickinson & Co. (Healthcare - Products)	836	59,080
Bed Bath & Beyond, Inc. * (Retail)	969	37,074
BellSouth Corp. (Telecommunications)	6,175	263,981
Bemis Co., Inc. (Packaging & Containers)	361	11,862
Best Buy Co., Inc. (Retail)	1,387	74,288
Big Lots, Inc. * (Retail)	380	7,528
Biogen Idec, Inc. * (Biotechnology)	1,178	52,633
Biomet, Inc. (Healthcare - Products)	836	26,911
BJ Services Co. (Oil & Gas Services)	1,026	30,913
Black & Decker Corp. (Hand/Machine Tools)	247	19,599
BMC Software, Inc. * (Software)	703	19,136
Boeing Co. (Aerospace/Defense)	2,698	212,737
Boston Properties, Inc. (REIT)	380	39,269
Boston Scientific Corp. * (Healthcare - Products)	4,009	59,293
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,688	166,665
Broadcom Corp. - Class A * (Semiconductors)	1,596	48,423
Brown-Forman Corp. (Beverages)	266	20,389

See accompanying notes to the Schedule of Portfolio Investments.

Brunswick Corp. (Leisure Time)	323	10,074
Burlington Northern Santa Fe Corp. (Transportation)	1,235	90,698
CA, Inc. (Software)	1,501	35,559
Campbell Soup Co. (Food)	779	28,434
Capital One Financial Corp. (Diversified Financial Services)	1,045	82,200
Cardinal Health, Inc. (Pharmaceuticals)	1,387	91,181
Caremark Rx, Inc. (Pharmaceuticals)	1,444	81,831
Carnival Corp. (Leisure Time)	1,520	71,486
Caterpillar, Inc. (Machinery - Construction & Mining)	2,223	146,273
CBS Corp. - Class B (Media)	2,660	74,932
CenterPoint Energy, Inc. (Electric)	1,064	15,236
Centex Corp. (Home Builders)	399	20,995
CenturyTel, Inc. (Telecommunications)	399	15,828
Chesapeake Energy Corp. (Oil & Gas)	1,292	37,442
ChevronTexaco Corp. (Oil & Gas)	7,486	485,542
Chicago Mercantile Exchange (Diversified Financial Services)	114	54,521
Chubb Corp. (Insurance)	1,406	73,056
Ciena Corp. * (Telecommunications)	287	7,821
CIGNA Corp. (Insurance)	380	44,202
Cincinnati Financial Corp. (Insurance)	589	28,307
Cintas Corp. (Textiles)	456	18,618
Circuit City Stores, Inc. (Retail)	475	11,927
Cisco Systems, Inc. * (Telecommunications)	20,786	478,079
CIT Group, Inc. (Diversified Financial Services)	684	33,263
Citigroup, Inc. (Diversified Financial Services)	16,834	836,144
Citizens Communications Co. (Telecommunications)	1,083	15,205
Citrix Systems, Inc. * (Software)	627	22,704
Clear Channel Communications, Inc. (Media)	1,691	48,785
Clorox Co. (Household Products/Wares)	513	32,319
CMS Energy Corp. * (Electric)	760	10,974
Coach, Inc. * (Apparel)	1,254	43,138
Coca-Cola Co. (Beverages)	6,935	309,856
Coca-Cola Enterprises, Inc. (Beverages)	931	19,393
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,767	109,731
Comcast Corp. - Special Class A * (Media)	7,125	262,557
Comerica, Inc. (Banks)	551	31,363
Commerce Bancorp, Inc. (Banks)	627	23,017
Compass Bancshares, Inc. (Banks)	437	24,900
Computer Sciences Corp. * (Computers)	589	28,932
Compuware Corp. * (Software)	1,273	9,917
Comverse Technology, Inc. * (Telecommunications)	684	14,665
ConAgra Foods, Inc. (Food)	1,748	42,791
ConocoPhillips (Oil & Gas)	5,605	333,666
CONSOL Energy, Inc. (Coal)	627	19,895
Consolidated Edison, Inc. (Electric)	836	38,623
Constellation Brands, Inc. * (Beverages)	722	20,779

See accompanying notes to the Schedule of Portfolio Investments.

Constellation Energy Group, Inc. (Electric)	608	35,994
Convergys Corp. * (Commercial Services)	475	9,809
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	304	25,907
Corning, Inc. * (Telecommunications)	5,301	129,397
Costco Wholesale Corp. (Retail)	1,596	79,289
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,090	73,234
Coventry Health Care, Inc. * (Healthcare - Services)	532	27,409
CSX Corp. (Transportation)	1,501	49,278
Cummins, Inc. (Machinery-Diversified)	171	20,388
CVS Corp. (Retail)	2,793	89,711
D.R. Horton, Inc. (Home Builders)	931	22,297
Danaher Corp. (Miscellaneous Manufacturing)	798	54,799
Darden Restaurants, Inc. (Retail)	494	20,980
Dean Foods Co. * (Food)	456	19,161
Deere & Co. (Machinery-Diversified)	779	65,366
Dell, Inc. * (Computers)	7,733	176,622
Devon Energy Corp. (Oil & Gas)	1,501	94,788
Dillards, Inc. - Class A (Retail)	209	6,841
Dollar General Corp. (Retail)	1,064	14,502
Dominion Resources, Inc. (Electric)	1,197	91,559
Dover Corp. (Miscellaneous Manufacturing)	684	32,449
Dow Jones & Co., Inc. (Media)	228	7,647
DTE Energy Co. (Electric)	608	25,238
Du Pont (Chemicals)	3,135	134,302
Duke Energy Corp. (Electric)	4,256	128,531
Dynegy, Inc. - Class A * (Pipelines)	1,292	7,158
E*TRADE Financial Corp. * (Diversified Financial Services)	1,463	34,995
Eastman Chemical Co. (Chemicals)	285	15,396
Eastman Kodak Co. (Miscellaneous Manufacturing)	969	21,706
Eaton Corp. (Miscellaneous Manufacturing)	513	35,320
eBay, Inc. * (Internet)	3,990	113,156
Ecolab, Inc. (Chemicals)	608	26,035
Edison International (Electric)	1,102	45,887
El Paso Corp. (Pipelines)	2,375	32,395
Electronic Arts, Inc. * (Software)	1,045	58,186
Electronic Data Systems Corp. (Computers)	1,767	43,327
Eli Lilly & Co. (Pharmaceuticals)	3,344	190,608
Embarq Corp. (Telecommunications)	513	24,814
EMC Corp. * (Computers)	7,828	93,779
Emerson Electric Co. (Electrical Components & Equipment)	1,387	116,314
Entergy Corp. (Electric)	703	54,996
EOG Resources, Inc. (Oil & Gas)	817	53,146
Equifax, Inc. (Commercial Services)	437	16,042
Equity Office Properties Trust (REIT)	1,197	47,593
Equity Residential Properties Trust (REIT)	988	49,973
Exelon Corp. (Electric)	2,280	138,032
Express Scripts, Inc. * (Pharmaceuticals)	475	35,858
Exxon Mobil Corp. (Oil & Gas)	20,235	1,357,769

See accompanying notes to the Schedule of Portfolio Investments.

Family Dollar Stores, Inc. (Retail)	513	15,000
Fannie Mae (Diversified Financial Services)	3,287	183,776
Federated Department Stores, Inc. (Retail)	1,843	79,636
Federated Investors, Inc. - Class B (Diversified Financial Services)	304	10,278
FedEx Corp. (Transportation)	1,045	113,571
Fifth Third Bancorp (Banks)	1,900	72,352
First Data Corp. (Software)	2,603	109,326
First Horizon National Corp. (Banks)	418	15,888
FirstEnergy Corp. (Electric)	1,121	62,619
Fiserv, Inc. * (Software)	589	27,736
Fisher Scientific International, Inc. * (Electronics)	418	32,704
Fluor Corp. (Engineering & Construction)	304	23,375
Ford Motor Co. (Auto Manufacturers)	6,403	51,800
Forest Laboratories, Inc. * (Pharmaceuticals)	1,083	54,811
Fortune Brands, Inc. (Household Products/Wares)	513	38,531
FPL Group, Inc. (Electric)	1,368	61,560
Franklin Resources, Inc. (Diversified Financial Services)	570	60,278
Freddie Mac (Diversified Financial Services)	2,356	156,273
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	665	35,418
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	1,387	52,720
Gannett Co., Inc. (Media)	798	45,350
General Dynamics Corp. (Aerospace/Defense)	1,368	98,045
General Electric Co. (Miscellaneous Manufacturing)	35,131	1,240,123
General Mills, Inc. (Food)	1,197	67,750
General Motors Corp. (Auto Manufacturers)	1,919	63,827
Genuine Parts Co. (Distribution/Wholesale)	589	25,404
Genworth Financial, Inc. - Class A (Diversified Financial Services)	1,558	54,546
Genzyme Corp. * (Biotechnology)	893	60,251
Gilead Sciences, Inc. * (Pharmaceuticals)	1,558	107,035
Golden West Financial Corp. (Savings & Loans)	1,056	81,576
Goodrich Corp. (Aerospace/Defense)	418	16,937
Google, Inc. - Class A * (Internet)	722	290,172
H & R Block, Inc. (Commercial Services)	1,102	23,957
Halliburton Co. (Oil & Gas Services)	3,515	100,002
Harley-Davidson, Inc. (Leisure Time)	893	56,036
Harman International Industries, Inc. (Home Furnishings)	228	19,024
Harrah’s Entertainment, Inc. (Lodging)	627	41,652
Hartford Financial Services Group, Inc. (Insurance)	1,026	89,006
Hasbro, Inc. (Toys/Games/Hobbies)	551	12,535
HCA, Inc. (Healthcare - Services)	1,444	72,041
Health Management Associates, Inc. - Class A (Healthcare - Services)	817	17,075

See accompanying notes to the Schedule of Portfolio Investments.

Heinz (H.J.) Co. (Food)	1,121	47,004
Hercules, Inc. * (Chemicals)	380	5,993
Hess Corp. (Oil & Gas)	817	33,840
Hewlett-Packard Co. (Computers)	9,329	342,281
Hilton Hotels Corp. (Lodging)	1,311	36,511
Home Depot, Inc. (Retail)	7,030	254,978
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,793	114,234
Hospira, Inc. * (Pharmaceuticals)	532	20,360
Humana, Inc. * (Healthcare - Services)	570	37,671
Huntington Bancshares, Inc. (Banks)	817	19,551
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,425	63,983
IMS Health, Inc. (Software)	684	18,222
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	1,102	41,854
Intel Corp. (Semiconductors)	19,627	403,727
International Business Machines Corp. (Computers)	5,187	425,023
International Flavors & Fragrances, Inc. (Chemicals)	266	10,518
International Game Technology (Entertainment)	1,159	48,099
International Paper Co. (Forest Products & Paper)	1,672	57,902
Interpublic Group of Cos., Inc. * (Advertising)	1,501	14,860
Intuit, Inc. * (Software)	1,159	37,192
ITT Industries, Inc. (Miscellaneous Manufacturing)	627	32,146
J.C. Penney Co., Inc. (Holding Company) (Retail)	760	51,976
J.P. Morgan Chase & Co. (Diversified Financial Services)	11,818	554,972
Jabil Circuit, Inc. (Electronics)	627	17,913
Janus Capital Group, Inc. (Diversified Financial Services)	703	13,863
JDS Uniphase Corp. * (Telecommunications)	5,738	12,566
Johnson & Johnson (Healthcare - Products)	9,956	646,542
Johnson Controls, Inc. (Auto Parts & Equipment)	665	47,707
Jones Apparel Group, Inc. (Apparel)	380	12,327
Juniper Networks, Inc. * (Telecommunications)	1,919	33,160
KB Home (Home Builders)	266	11,651
Kellogg Co. (Food)	855	42,340
KeyCorp (Banks)	1,368	51,218
KeySpan Corp. (Gas)	589	24,231
Kimberly-Clark Corp. (Household Products/Wares)	1,558	101,831
Kimco Realty Corp. (REIT)	741	31,767
Kinder Morgan, Inc. (Pipelines)	361	37,851
King Pharmaceuticals, Inc. * (Pharmaceuticals)	836	14,237
KLA -Tencor Corp. (Semiconductors)	684	30,417
Kohls Corp. * (Retail)	1,121	72,775
Kroger Co. (Food)	2,451	56,716
L-3 Communications Holdings, Inc. (Aerospace/Defense)	418	32,742

See accompanying notes to the Schedule of Portfolio Investments.

Laboratory Corp. of America Holdings * (Healthcare - Services)	418	27,408
Legg Mason, Inc. (Diversified Financial Services)	437	44,076
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	608	15,218
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,824	134,721
Lennar Corp. - Class A (Home Builders)	475	21,494
Lexmark International, Inc. - Class A * (Computers)	342	19,720
Limited, Inc. (Retail)	1,159	30,702
Lincoln National Corp. (Insurance)	969	60,156
Linear Technology Corp. (Semiconductors)	1,026	31,929
Liz Claiborne, Inc. (Apparel)	342	13,512
Lockheed Martin Corp. (Aerospace/Defense)	1,216	104,649
Loews Corp. (Insurance)	1,558	59,048
Louisiana-Pacific Corp. (Forest Products & Paper)	361	6,776
Lowe’s Cos., Inc. (Retail)	5,206	146,080
LSI Logic Corp. * (Semiconductors)	1,368	11,245
Lucent Technologies, Inc. * (Telecommunications)	15,257	35,701
M&T Bank Corp. (Banks)	266	31,909
Manor Care, Inc. (Healthcare - Services)	247	12,913
Marathon Oil Corp. (Oil & Gas)	1,216	93,510
Marriott International, Inc. - Class A (Lodging)	1,178	45,518
Marsh & McLennan Cos., Inc. (Insurance)	1,881	52,950
Marshall & Ilsley Corp. (Banks)	874	42,109
Masco Corp. (Building Materials)	1,349	36,990
Mattel, Inc. (Toys/Games/Hobbies)	1,292	25,453
Maxim Integrated Products, Inc. (Semiconductors)	1,083	30,400
MBIA, Inc. (Insurance)	456	28,017
McCormick & Co., Inc. (Food)	456	17,319
McDonald’s Corp. (Retail)	4,180	163,522
McGraw-Hill Cos., Inc. (Media)	1,197	69,462
McKesson Corp. (Commercial Services)	1,026	54,092
MeadWestvaco Corp. (Forest Products & Paper)	608	16,118
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,007	60,531
MedImmune, Inc. * (Biotechnology)	817	23,865
Medtronic, Inc. (Healthcare - Products)	3,914	181,766
Mellon Financial Corp. (Banks)	1,406	54,975
Merck & Co., Inc. (Pharmaceuticals)	7,410	310,479
Meredith Corp. (Media)	133	6,561
Merrill Lynch & Co., Inc. (Diversified Financial Services)	5,104	399,234
MetLife, Inc. (Insurance)	2,584	146,461
MGIC Investment Corp. (Insurance)	285	17,091
Micron Technology, Inc. * (Semiconductors)	2,489	43,309
Microsoft Corp. (Software)	29,393	803,310
Millipore Corp. * (Biotechnology)	190	11,647

See accompanying notes to the Schedule of Portfolio Investments.

Molex, Inc. (Electrical Components & Equipment)	475	18,511
Molson Coors Brewing Co. - Class B (Beverages)	152	10,473
Monsanto Co. (Agriculture)	1,843	86,639
Monster Worldwide, Inc. * (Internet)	437	15,815
Moody’s Corp. (Commercial Services)	798	52,173
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	3,648	265,976
Motorola, Inc. (Telecommunications)	8,341	208,525
Murphy Oil Corp. (Oil & Gas)	627	29,814
Mylan Laboratories, Inc. (Pharmaceuticals)	722	14,534
Nabors Industries, Ltd. * (Oil & Gas)	1,083	32,219
National City Corp. (Banks)	2,052	75,103
National Semiconductor Corp. (Semiconductors)	1,007	23,695
National-Oilwell Varco, Inc. * (Oil & Gas Services)	589	34,486
Navistar International Corp. * (Auto Manufacturers)	209	5,396
NCR Corp. * (Computers)	608	24,004
Network Appliance, Inc. * (Computers)	1,273	47,114
Newell Rubbermaid, Inc. (Housewares)	950	26,904
Newmont Mining Corp. (Mining)	1,539	65,792
News Corp. - Class A (Media)	7,961	156,434
NICOR, Inc. (Gas)	152	6,500
NIKE, Inc. - Class B (Apparel)	646	56,603
NiSource, Inc. (Electric)	931	20,240
Noble Corp. (Oil & Gas)	475	30,486
Nordstrom, Inc. (Retail)	779	32,952
Norfolk Southern Corp. (Transportation)	1,406	61,934
North Fork Bancorp, Inc. (Banks)	1,577	45,165
Northern Trust Corp. (Banks)	646	37,746
Northrop Grumman Corp. (Aerospace/Defense)	1,178	80,186
Novell, Inc. * (Software)	1,159	7,093
Novellus Systems, Inc. * (Semiconductors)	418	11,562
Nucor Corp. (Iron/Steel)	1,045	51,717
NVIDIA Corp. * (Semiconductors)	1,197	35,419
Occidental Petroleum Corp. (Oil & Gas)	2,926	140,770
Office Depot, Inc. * (Retail)	969	38,469
OfficeMax, Inc. (Retail)	247	10,063
Omnicom Group, Inc. (Advertising)	589	55,130
Oracle Corp. * (Software)	13,737	243,694
PACCAR, Inc. (Auto Manufacturers)	855	48,752
Pactiv Corp. * (Packaging & Containers)	475	13,500
Pall Corp. (Miscellaneous Manufacturing)	418	12,879
Parametric Technology Corp. * (Software)	380	6,635
Parker Hannifin Corp. (Miscellaneous Manufacturing)	418	32,491
Patterson Cos., Inc. * (Healthcare - Products)	475	15,965
Paychex, Inc. (Commercial Services)	1,159	42,709
Peoples Energy Corp. (Gas)	133	5,406
PepsiCo, Inc. (Beverages)	5,605	365,782

See accompanying notes to the Schedule of Portfolio Investments.

PerkinElmer, Inc. (Electronics)	418	7,913
Pfizer, Inc. (Pharmaceuticals)	24,814	703,725
PG&E Corp. (Electric)	1,178	49,064
Phelps Dodge Corp. (Mining)	703	59,544
Pinnacle West Capital Corp. (Electric)	342	15,407
Pitney Bowes, Inc. (Office/Business Equipment)	760	33,721
Plum Creek Timber Co., Inc. (Forest Products & Paper)	608	20,696
PMC-Sierra, Inc. * (Semiconductors)	703	4,176
PNC Financial Services Group (Banks)	1,007	72,947
PPG Industries, Inc. (Chemicals)	570	38,236
PPL Corp. (Electric)	1,292	42,507
Praxair, Inc. (Chemicals)	1,102	65,194
Principal Financial Group, Inc. (Insurance)	912	49,503
Procter & Gamble Co. (Cosmetics/Personal Care)	10,811	670,066
Progress Energy, Inc. (Electric)	855	38,800
Progressive Corp. (Insurance)	2,622	64,344
Prologis (REIT)	836	47,702
Prudential Financial, Inc. (Insurance)	1,653	126,041
Public Service Enterprise Group, Inc. (Electric)	855	52,317
Public Storage, Inc. (REIT)	361	31,042
Pulte Homes, Inc. (Home Builders)	722	23,003
QLogic Corp. * (Semiconductors)	551	10,414
Qualcomm, Inc. (Telecommunications)	5,624	204,432
Quest Diagnostics, Inc. (Healthcare - Services)	551	33,699
Qwest Communications International, Inc. * (Telecommunications)	5,453	47,550
R.R. Donnelley & Sons Co. (Commercial Services)	741	24,423
RadioShack Corp. (Retail)	456	8,801
Raytheon Co. (Aerospace/Defense)	1,520	72,975
Realogy Corp. * (Real Estate)	703	15,944
Regions Financial Corp. (Banks)	1,539	56,620
Reynolds American, Inc. (Agriculture)	589	36,500
Robert Half International, Inc. (Commercial Services)	589	20,008
Rockwell Collins, Inc. (Aerospace/Defense)	589	32,301
Rockwell International Corp. (Machinery-Diversified)	608	35,325
Rohm & Haas Co. (Chemicals)	494	23,391
Rowan Cos., Inc. (Oil & Gas)	380	12,019
Ryder System, Inc. (Transportation)	209	10,801
Sabre Holdings Corp. (Leisure Time)	456	10,666
SAFECO Corp. (Insurance)	399	23,513
Safeway, Inc. (Food)	1,520	46,132
SanDisk Corp. * (Computers)	665	35,604
Sanmina-SCI Corp. * (Electronics)	1,805	6,751
Sara Lee Corp. (Food)	2,584	41,525
Schering-Plough Corp. (Pharmaceuticals)	5,035	111,223
Schlumberger, Ltd. (Oil & Gas Services)	4,028	249,857
Schwab (Diversified Financial Services)	3,515	62,919
Sealed Air Corp. (Packaging & Containers)	285	15,425
Sears Holdings Corp. * (Retail)	285	45,056

See accompanying notes to the Schedule of Portfolio Investments.

Sempra Energy (Gas)	893	44,874
Sherwin-Williams Co. (Chemicals)	380	21,196
Sigma-Aldrich Corp. (Chemicals)	228	17,253
Simon Property Group, Inc. (REIT)	760	68,871
SLM Corp. (Diversified Financial Services)	1,387	72,096
Smith International, Inc. (Oil & Gas Services)	684	26,539
Snap-on, Inc. (Hand/Machine Tools)	190	8,465
Solectron Corp. * (Electronics)	3,116	10,158
Southern Co. (Electric)	2,527	87,080
Southwest Airlines Co. (Airlines)	2,679	44,632
Sovereign Bancorp, Inc. (Savings & Loans)	1,216	26,156
Sprint Corp. (Telecommunications)	10,165	174,330
St. Jude Medical, Inc. * (Healthcare - Products)	1,197	42,242
St. Paul Cos., Inc. (Insurance)	2,356	110,473
Staples, Inc. (Retail)	2,470	60,095
Starbucks Corp. * (Retail)	2,565	87,338
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	741	42,378
State Street Corp. (Banks)	1,121	69,950
Stryker Corp. (Healthcare - Products)	1,007	49,937
Sun Microsystems, Inc. * (Computers)	11,951	59,396
Sunoco, Inc. (Oil & Gas)	437	27,177
SunTrust Banks, Inc. (Banks)	1,235	95,441
SuperValu, Inc. (Food)	722	21,407
Symantec Corp. * (Internet)	3,363	71,565
Symbol Technologies, Inc. (Electronics)	855	12,705
Synovus Financial Corp. (Banks)	1,102	32,366
Sysco Corp. (Food)	2,109	70,546
T. Rowe Price Group, Inc. (Diversified Financial Services)	893	42,730
Target Corp. (Retail)	2,926	161,662
TECO Energy, Inc. (Electric)	703	11,002
Tektronix, Inc. (Electronics)	285	8,245
Tellabs, Inc. * (Telecommunications)	1,520	16,659
Temple-Inland, Inc. (Forest Products & Paper)	361	14,476
Tenet Healthcare Corp. * (Healthcare - Services)	1,596	12,991
Teradyne, Inc. * (Semiconductors)	665	8,751
Texas Instruments, Inc. (Semiconductors)	5,225	173,731
Textron, Inc. (Miscellaneous Manufacturing)	437	38,238
The AES Corp. * (Electric)	2,242	45,714
The Dow Chemical Co. (Chemicals)	3,268	127,387
The E.W. Scripps Co. - Class A (Media)	285	13,660
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	437	17,624
The Gap, Inc. (Retail)	1,824	34,565
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,750	296,048
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	608	8,816
The Hershey Co. (Food)	589	31,482
The New York Times Co. - Class A (Media)	494	11,352

See accompanying notes to the Schedule of Portfolio Investments.

The Pepsi Bottling Group, Inc. (Beverages)	456	16,188
The Stanley Works (Hand/Machine Tools)	266	13,260
Thermo Electron Corp. * (Electronics)	532	20,924
Tiffany & Co. (Retail)	475	15,770
Time Warner, Inc. (Media)	13,851	252,504
TJX Cos., Inc. (Retail)	1,539	43,138
Torchmark Corp. (Insurance)	342	21,584
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,064	77,917
Tribune Co. (Media)	646	21,137
TXU Corp. (Electric)	1,577	98,594
Tyco International, Ltd. (Miscellaneous Manufacturing)	6,859	191,983
Tyson Foods, Inc. - Class A (Food)	855	13,577
U.S. Bancorp (Banks)	6,042	200,715
Union Pacific Corp. (Transportation)	912	80,256
Unisys Corp. * (Computers)	1,178	6,667
United Parcel Service, Inc. - Class B (Transportation)	3,686	265,171
United States Steel Corp. (Iron/Steel)	418	24,110
United Technologies Corp. (Aerospace/Defense)	3,439	217,861
UnitedHealth Group, Inc. (Healthcare - Services)	4,579	225,288
Univision Communications, Inc. - Class A * (Media)	855	29,361
UnumProvident Corp. (Insurance)	1,159	22,473
UST, Inc. (Agriculture)	551	30,211
V. F. Corp. (Apparel)	304	22,177
Valero Energy Corp. (Oil & Gas)	2,090	107,572
VeriSign, Inc. * (Internet)	836	16,887
Verizon Communications, Inc. (Telecommunications)	9,861	366,139
Viacom, Inc. - Class B * (Media)	2,413	89,715
Vornado Realty Trust (REIT)	418	45,562
Vulcan Materials Co. (Building Materials)	323	25,275
W.W. Grainger, Inc. (Distribution/Wholesale)	247	16,554
Wachovia Corp. (Banks)	5,415	302,157
Wal-Mart Stores, Inc. (Retail)	8,379	413,252
Walgreen Co. (Retail)	3,439	152,657
Walt Disney Co. (Media)	7,106	219,646
Washington Mutual, Inc. (Savings & Loans)	3,287	142,886
Waste Management, Inc. (Environmental Control)	1,843	67,601
Waters Corp. * (Electronics)	342	15,486
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	342	8,950
Weatherford International, Ltd. * (Oil & Gas Services)	1,178	49,146
WellPoint, Inc. * (Healthcare - Services)	2,109	162,499
Wells Fargo & Co. (Banks)	11,457	414,515
Wendy’s International, Inc. (Retail)	399	26,733
Weyerhaeuser Co. (Forest Products & Paper)	836	51,439
Whirlpool Corp. (Home Furnishings)	266	22,374
Whole Foods Market, Inc. (Food)	475	28,229

See accompanying notes to the Schedule of Portfolio Investments.

Williams Cos., Inc. (Pipelines)	2,033	48,527
Windstream Corp. (Telecommunications)	1,615	21,302
Wrigley (Wm.) Jr. Co. (Food)	741	34,130
Wyeth (Pharmaceuticals)	4,579	232,796
Wyndham Worldwide Corp.	684	19,131
Xcel Energy, Inc. (Electric)	1,387	28,642
Xerox Corp. * (Office/Business Equipment)	3,325	51,737
Xilinx, Inc. (Semiconductors)	1,159	25,440
XL Capital, Ltd. - Class A (Insurance)	608	41,770
XTO Energy, Inc. (Oil & Gas)	1,254	52,831
Yahoo!, Inc. * (Internet)	4,237	107,111
YUM! Brands, Inc. (Retail)	912	47,470
Zimmer Holdings, Inc. * (Healthcare - Products)	817	55,148
Zions Bancorp (Banks)	361	28,811

TOTAL COMMON STOCKS (Cost $27,342,760)		41,157,616

	Principal Amount
Repurchase Agreements (10.5%)
UBS**, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $5,071,070 (Collateralized by $5,155,000 of various Federal National Mortgage Association Securities, 3.25% - 5.25%, 6/15/08 - 8/15/08, market value $5,172,181)	$5,069,000	5,069,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,069,000)		5,069,000

TOTAL INVESTMENT SECURITIES (Cost $32,411,760) - 95.6% of net asset		$46,226,616

Percentages indicated are based on net assets of $48,336,729.

*          Non-income producing security

**       All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT   Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $33,632,500)	100	$558,475

Futures Contracts Sold

E-Mini S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $8,406,250)	125	19,875

Swap Agreements

	Units
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/30/06 (Underlying notional amount at value $21,282,762)	15,932	(4,681)
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/30/06 (Underlying notional amount at value $10,293,720)	7,706	(8,623)

See accompanying notes to the Schedule of Portfolio Investments.

Securities Sold Short (NM)

	Shares	Value
Tim Hortons, Inc. *** (Food)	625	$16,350
Western Union Co. *** (Commercial Services)	441	7,862

TOTAL SECURITIES SOLD SHORT (Proceeds $24,208)		$24,212

***	Represents a security purchased on a when-issued basis. At September 30, 2006, total cost of investments purchased on a when-issued basis for ProFund VP UltraBull was $24,208.

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Advertising	0.1%
Aerospace/Defense	1.8%
Agriculture	1.6%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.1%
Banks	5.8%
Beverages	1.8%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.1%
Coal	NM
Commercial Services	0.6%
Computers	3.2%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.8%
Electric	2.7%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.2%
Food	1.3%
Forest Products & Paper	0.3%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	2.6%
Healthcare-Services	1.5%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.1%
Internet	1.3%
Iron/Steel	0.2%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.3%
Media	2.7%
Mining	0.5%
Miscellaneous Manufacturing	4.4%
Office/Business Equipment	0.2%
Oil & Gas	6.4%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	5.3%
Pipelines	0.3%
Real Estate	NM
Real Estate Investment Trust	0.9%
Retail	4.9%
Savings & Loans	0.5%
Semiconductors	2.4%
Software	3.3%
Telecommunications	5.4%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other****	10.5%

****	Includes non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedule of Portfolio Investments.

ProFund VP UltraMid-Cap

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (76.2%)
3Com Corp. * (Telecommunications)	18,528	$81,708
99 Cents Only Stores * (Retail)	1,930	22,832
Abercrombie & Fitch Co. - Class A (Retail)	3,860	268,192
Activision, Inc. * (Software)	11,580	174,858
Acxiom Corp. (Software)	3,088	76,150
Adesa, Inc. (Commercial Services)	4,246	98,125
ADTRAN, Inc. (Telecommunications)	3,088	73,618
Advance Auto Parts, Inc. (Retail)	5,018	165,293
Advanced Medical Optics, Inc. * (Healthcare-Products)	2,702	106,864
Advent Software, Inc. * (Software)	772	27,954
Aeropostale, Inc. * (Retail)	2,316	67,697
Affymetrix, Inc. * (Biotechnology)	3,088	66,577
AGCO Corp. * (Machinery-Diversified)	4,246	107,636
AGL Resources, Inc. (Gas)	3,474	126,801
Airgas, Inc. (Chemicals)	3,474	125,655
AirTran Holdings, Inc. * (Airlines)	4,246	42,120
Alaska Air Group, Inc. * (Airlines)	1,544	58,734
Albemarle Corp. (Chemicals)	1,544	83,886
Alexander & Baldwin, Inc. (Transportation)	1,930	85,634
Alliance Data Systems Corp. * ( Commercial Services)	3,088	170,427
Alliant Energy Corp. (Electric)	5,404	193,085
Alliant Techsystems, Inc. * (Aerospace/Defense)	1,544	125,157
AMB Property Corp. (REIT)	3,860	212,725
American Eagle Outfitters, Inc. (Retail)	6,176	270,693
American Financial Group, Inc. (Insurance)	1,930	90,575
American Greetings Corp. - Class A (Household Products/Wares)	2,702	62,470
AmeriCredit Corp. * (Diversified Financial Services)	5,790	144,692
Amerus Group Co. (Insurance)	1,930	131,259
Ametek, Inc. (Electrical Components & Equipment)	3,088	134,482
Amphenol Corp. - Class A (Electronics)	4,246	262,955
Andrew Corp. * (Telecommunications)	6,948	64,130
AnnTaylor Stores Corp. * (Retail)	3,474	145,422
Applebee’s International, Inc. (Retail)	3,474	74,726
Apria Healthcare Group, Inc. * (Healthcare - Services)	1,930	38,098
Aqua America, Inc. (Water)	6,176	135,501
Aquila, Inc. * (Electric)	17,756	76,883
Arch Coal, Inc. (Coal)	6,562	189,707
Arrow Electronics, Inc. * (Electronics)	5,790	158,820
Arthur J. Gallagher & Co. (Insurance)	4,632	123,535
ArvinMeritor, Inc. (Auto Parts & Equipment)	3,088	43,973
Associated Banc-Corp (Banks)	6,176	200,720
Astoria Financial Corp. (Savings & Loans)	3,860	118,965

See accompanying notes to the Schedules of Portfolio Investments.

Atmel Corp. * (Semiconductors)	20,458	123,566
Avis Budget Group, Inc. (Commercial Services)	4,632	84,719
Avnet, Inc. * (Electronics)	5,790	113,600
Avocent Corp. * (Internet)	2,316	69,758
Bandag, Inc. (Auto Parts & Equipment)	386	15,841
Bank of Hawaii Corp. (Banks)	2,316	111,539
Banta Corp. (Commercial Services)	772	36,747
Barnes & Noble, Inc. (Retail)	2,316	87,869
Beazer Homes USA, Inc. (Home Builders)	1,544	60,278
Beckman Coulter, Inc. (Healthcare - Products)	2,702	155,527
Belo Corp. - Class A (Media)	3,860	61,026
BJ’s Wholesale Club, Inc. * (Retail)	3,088	90,108
Black Hills Corp. (Electric)	1,544	51,894
Blyth, Inc. (Household Products/Wares)	1,158	28,174
Bob Evans Farms, Inc. (Retail)	1,544	46,752
Borders Group, Inc. (Retail)	2,702	55,121
BorgWarner, Inc. (Auto Parts & Equipment)	2,702	154,473
Bowater, Inc. (Forest Products & Paper)	2,316	47,640
Boyd Gaming Corp. (Lodging)	1,930	74,189
Brinker International, Inc. (Retail)	3,860	154,747
Brown & Brown, Inc. (Insurance)	5,404	165,146
C.H. Robinson Worldwide, Inc. (Transportation)	8,106	361,365
Cabot Corp. (Chemicals)	2,702	100,514
Cadence Design Systems, Inc. * (Computers)	13,124	222,583
Callaway Golf Co. (Leisure Time)	2,702	35,423
Cameron International Corp. * (Oil & Gas Services)	5,018	242,420
Career Education Corp. * (Commercial Services)	4,246	95,535
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,158	97,388
Carmax, Inc. * (Retail)	5,018	209,301
Catalina Marketing Corp. (Advertising)	1,544	42,460
Cathay Bancorp, Inc. (Banks)	2,316	83,608
CBRL Group, Inc. (Retail)	1,158	46,818
CDW Corp. (Distribution/Wholesale)	2,702	166,659
Cephalon, Inc. * (Pharmaceuticals)	2,702	166,849
Ceridian Corp. * (Computers)	6,562	146,726
Charles River Laboratories International, Inc. * (Biotechnology)	3,088	134,050
Charming Shoppes, Inc. * (Retail)	5,790	82,681
CheckFree Corp. * (Internet)	4,246	175,445
Cheesecake Factory, Inc. * (Retail)	3,474	94,458
Chemtura Corp. (Chemicals)	11,194	97,052
Chico’s FAS, Inc. * (Retail)	8,106	174,522
Choicepoint, Inc. * (Commercial Services)	3,860	138,188
Church & Dwight, Inc. (Household Products/Wares)	3,088	120,772
Cincinnati Bell, Inc. * (Telecommunications)	11,580	55,816
City National Corp. (Banks)	1,930	129,426
Claire’s Stores, Inc. (Retail)	4,246	123,813

See accompanying notes to the Schedules of Portfolio Investments.

Cognizant Technology Solutions Corp. * (Computers)	6,562	485,981
Coldwater Creek, Inc. * (Retail)	2,702	77,710
Commercial Metals Co. (Metal Fabricate/Hardware)	5,404	109,863
Commscope, Inc. * (Telecommunications)	2,702	88,788
Community Health Systems, Inc. * (Healthcare - Services)	4,246	158,588
Con-way, Inc. (Transportation)	1,930	86,503
Copart, Inc. * (Retail)	3,088	87,051
Corinthian Colleges, Inc. * (Commercial Services)	3,860	41,727
Covance, Inc. * (Healthcare - Services)	2,702	179,359
Crane Co. (Miscellaneous Manufacturing)	2,316	96,809
Cree Research, Inc. * (Semiconductors)	3,474	69,862
CSG Systems International, Inc. * (Software)	1,930	51,010
Cullen/Frost Bankers, Inc. (Banks)	2,316	133,911
Cypress Semiconductor Corp. * (Semiconductors)	6,562	116,607
Cytec Industries, Inc. (Chemicals)	1,930	107,289
CYTYC Corp. * (Healthcare - Products)	5,018	122,841
Deluxe Corp. (Commercial Services)	2,316	39,604
Denbury Resources, Inc. * (Oil & Gas)	5,404	156,176
DENTSPLY International, Inc. (Healthcare - Products)	7,334	220,827
Developers Diversified Realty Corp. (REIT)	5,018	279,804
DeVry, Inc. * (Commercial Services)	2,702	57,472
Diebold, Inc. (Computers)	3,088	134,421
Dollar Tree Stores, Inc. * (Retail)	4,632	143,407
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,088	113,947
DPL, Inc. (Electric)	5,404	146,556
DRS Technologies, Inc. (Aerospace/Defense)	1,544	67,426
DST Systems, Inc. * (Computers)	2,702	166,632
Dun & Bradstreet Corp. * (Software)	2,702	202,623
Duquesne Light Holdings, Inc. (Electric)	3,474	68,299
Dycom Industries, Inc. * (Engineering & Construction)	1,930	41,495
Eaton Vance Corp. (Diversified Financial Services)	5,790	167,099
Edwards (A.G.), Inc. (Diversified Financial Services)	3,474	185,095
Edwards Lifesciences Corp. * (Healthcare - Products)	2,702	125,886
Emmis Communications Corp. * (Media)	1,544	18,914
Energizer Holdings, Inc. * (Electrical Components & Equipment)	2,702	194,517
Energy East Corp. (Electric)	6,948	164,807
Ensco International, Inc. (Oil & Gas)	7,334	321,449
Entercom Communications Corp. (Media)	1,158	29,182
Equitable Resources, Inc. (Pipelines)	5,404	189,032
Everest Re Group, Ltd. (Insurance)	3,088	301,173
Expeditors International of Washington, Inc. (Transportation)	10,036	447,405

See accompanying notes to the Schedules of Portfolio Investments.

F5 Networks, Inc. * (Internet)	1,930	103,680
Fair Isaac Corp. (Software)	2,702	98,812
Fairchild Semiconductor International, Inc. * (Semiconductors)	5,790	108,273
Fastenal Co. (Distribution/Wholesale)	5,790	223,321
Federal Signal Corp. (Miscellaneous Manufacturing)	1,930	29,433
Ferro Corp. (Chemicals)	1,930	34,315
Fidelity National Financial, Inc. (Insurance)	8,106	337,614
Fidelity National Information Services, Inc. (Software)	3,088	114,256
First American Financial Corp. (Insurance)	4,632	196,119
First Niagara Financial Group, Inc. (Savings & Loans)	5,018	73,162
FirstMerit Corp. (Banks)	3,474	80,493
Florida Rock Industries, Inc. (Building Materials)	2,316	89,652
Flowserve Corp. * (Machinery-Diversified)	2,702	136,695
FMC Corp. (Chemicals)	1,544	98,924
FMC Technologies, Inc. * (Oil & Gas Services)	3,088	165,826
Foot Locker, Inc. (Retail)	7,334	185,184
Forest Oil Corp. * (Oil & Gas)	2,316	73,162
Furniture Brands International, Inc. (Home Furnishings)	2,316	44,097
GameStop Corp. * (Retail)	3,474	160,777
Gartner Group, Inc. * (Commercial Services)	2,702	47,528
GATX Corp. (Trucking & Leasing)	2,316	95,813
Gen-Probe, Inc. * (Healthcare - Products)	2,316	108,597
Gentex Corp. (Electronics)	6,948	98,731
Glatfelter (Forest Products & Paper)	1,930	26,152
Graco, Inc. (Machinery-Diversified)	3,088	120,617
Granite Construction, Inc. (Engineering & Construction)	1,544	82,372
Grant Prideco, Inc. * (Oil & Gas Services)	6,176	234,873
Great Plains Energy, Inc. (Electric)	3,474	107,763
Greater Bay Bancorp (Banks)	2,316	65,334
Hanesbrands, Inc. * (Apparel)	4,246	95,577
Hanover Compressor Co. * (Oil & Gas Services)	4,632	84,395
Hanover Insurance Group, Inc. (Insurance)	2,316	103,363
Harris Corp. (Telecommunications)	6,176	274,770
Harsco Corp. (Miscellaneous Manufacturing)	1,930	149,864
Harte-Hanks, Inc. (Advertising)	2,316	61,027
Hawaiian Electric Industries, Inc. (Electric)	3,860	104,452
HCC Insurance Holdings, Inc. (Insurance)	5,018	164,992
Health Net, Inc. * (Healthcare - Services)	5,404	235,182
Helmerich & Payne, Inc. (Oil & Gas)	5,018	115,565
Henry Schein, Inc. * (Healthcare - Products)	3,860	193,540

See accompanying notes to the Schedules of Portfolio Investments.

Herman Miller, Inc. (Office Furnishings)	3,088	105,641
Highwoods Properties, Inc. (REIT)	2,316	86,178
Hillenbrand Industries, Inc. (Healthcare - Products)	2,702	153,960
HNI Corp. (Office Furnishings)	2,316	96,299
Horace Mann Educators Corp. (Insurance)	1,930	37,114
Hormel Foods Corp. (Food)	3,474	124,995
Hospitality Properties Trust (REIT)	3,474	163,973
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	1,544	45,301
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,702	129,426
IDACORP, Inc. (Electric)	1,930	72,973
Imation Corp. (Computers)	1,544	61,992
IndyMac Bancorp, Inc. (Diversified Financial Services)	3,088	127,102
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	6,562	125,728
Integrated Device Technology, Inc. * (Semiconductors)	9,264	148,780
International Rectifier Corp. * (Semiconductors)	3,088	107,586
International Speedway Corp. (Entertainment)	1,544	76,953
Intersil Corp. - Class A (Semiconductors)	6,562	161,097
Intuitive Surgical, Inc. * (Healthcare - Products)	1,544	162,815
Investors Financial Services Corp. (Banks)	3,088	133,031
Invitrogen Corp. * (Biotechnology)	2,316	146,858
ITT Educational Services, Inc. * (Commercial Services)	1,544	102,367
J.B. Hunt Transport Services, Inc. (Transportation)	5,018	104,224
Jack Henry & Associates, Inc. (Computers)	3,474	75,629
Jacobs Engineering Group, Inc. * (Engineering & Construction)	2,702	201,921
Jefferies Group, Inc. (Diversified Financial Services)	4,632	132,012
JetBlue Airways Corp. * (Airlines)	8,106	75,143
JM Smucker Co. (Food)	2,702	129,560
Joy Global, Inc. (Machinery - Construction & Mining)	5,404	203,244
Kelly Services, Inc. - Class A (Commercial Services)	772	21,161
KEMET Corp. * (Electronics)	3,860	31,150
Kennametal, Inc. (Hand/Machine Tools)	1,544	87,468
Korn/Ferry International * (Commercial Services)	1,930	40,414
Lam Research Corp. * (Semiconductors)	6,562	297,456
Lancaster Colony Corp. (Miscellaneous Manufacturing)	772	34,555
Lattice Semiconductor Corp. * (Semiconductors)	5,404	36,855
Laureate Education, Inc. * (Commercial Services)	2,316	110,844

See accompanying notes to the Schedules of Portfolio Investments.

Lear Corp. (Auto Parts & Equipment)	3,088	63,922
Lee Enterprises, Inc. (Media)	1,930	48,713
Leucadia National Corp. (Holding Companies - Diversified)	7,720	202,032
Liberty Property Trust (REIT)	4,246	202,916
LifePoint Hospitals, Inc. * (Healthcare - Services)	2,702	95,435
Lincare Holdings, Inc. * (Healthcare - Services)	4,246	147,081
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,930	105,088
Longview Fibre Co. (Forest Products & Paper)	3,088	62,748
Lubrizol Corp. (Chemicals)	3,088	141,214
Lyondell Chemical Co. (Chemicals)	10,036	254,613
M.D.C. Holdings, Inc. (Home Builders)	1,544	71,719
Mack-Cali Realty Corp. (REIT)	2,702	139,964
Macrovision Corp. * (Entertainment)	2,316	54,866
Manpower, Inc. (Commercial Services)	3,860	236,501
Martek Biosciences Corp. * (Biotechnology)	1,158	24,909
Martin Marietta Materials (Building Materials)	1,930	163,317
McAfee, Inc. * (Internet)	7,334	179,389
McDATA Corp. - Class A * (Computers)	7,334	36,890
MDU Resources Group, Inc. (Electric)	8,492	189,711
Media General, Inc. - Class A (Media)	772	29,120
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	2,316	74,923
MEMC Electronic Materials, Inc. * (Semiconductors)	7,720	282,784
Mentor Graphics Corp. * (Computers)	3,860	54,349
Mercantile Bankshares Corp. (Banks)	5,790	210,002
Mercury General Corp. (Insurance)	1,544	76,598
Michaels Stores, Inc. (Retail)	6,176	268,902
Micrel, Inc. * (Semiconductors)	2,702	25,912
Microchip Technology, Inc. (Semiconductors)	10,036	325,368
Millennium Pharmaceuticals, Inc. * (Biotechnology)	15,054	149,787
Mine Safety Appliances Co. (Environmental Control)	1,158	41,271
Minerals Technologies, Inc. (Chemicals)	772	41,225
Modine Manufacturing Co. (Auto Parts & Equipment)	1,544	37,566
Mohawk Industries, Inc. * (Textiles)	2,316	172,426
Moneygram International, Inc. (Software)	3,860	112,172
MPS Group, Inc. * (Commercial Services)	4,632	69,990
MSC Industrial Direct Co. - Class A (Retail)	2,316	94,354
National Fuel Gas Co. (Pipelines)	3,860	140,311
National Instruments Corp. (Computers)	2,702	73,873
Navigant Consulting Co. * (Commercial Services)	2,316	46,459
New Plan Excel Realty Trust, Inc. (REIT)	5,018	135,737

See accompanying notes to the Schedules of Portfolio Investments.

New York Community Bancorp (Savings & Loans)	12,352	202,327
Newfield Exploration Co. * (Oil & Gas)	6,176	238,023
Newport Corp. * (Telecommunications)	1,930	31,459
Noble Energy, Inc. (Oil & Gas)	8,106	369,554
Nordson Corp. (Machinery-Diversified)	1,544	61,544
Northeast Utilities System (Electric)	7,334	170,662
NSTAR (Electric)	5,018	167,400
O’Reilly Automotive, Inc. * (Retail)	5,404	179,467
OGE Energy Corp. (Electric)	4,246	153,323
Ohio Casualty Corp. (Insurance)	2,702	69,901
Old Republic International Corp. (Insurance)	10,808	239,397
Olin Corp. (Chemicals)	3,474	53,361
Omnicare, Inc. (Pharmaceuticals)	5,790	249,490
ONEOK, Inc. (Gas)	5,018	189,631
Oshkosh Truck Corp. (Auto Manufacturers)	3,474	175,333
OSI Restaurant Partners, Inc. (Retail)	3,474	110,161
Pacific Sunwear of California, Inc. * (Retail)	3,088	46,567
Packaging Corp. of America (Packaging & Containers)	3,860	89,552
Palm, Inc. * (Computers)	4,632	67,442
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,544	28,163
Patterson-UTI Energy, Inc. (Oil & Gas)	7,720	183,427
Payless ShoeSource, Inc. * (Retail)	3,088	76,891
PDL BioPharma, Inc. * (Biotechnology)	5,404	103,757
Peabody Energy Corp. (Coal)	12,352	454,307
Pentair, Inc. (Miscellaneous Manufacturing)	4,632	121,312
Pepco Holdings, Inc. (Electric)	8,878	214,581
PepsiAmericas, Inc. (Beverages)	2,702	57,661
Perrigo Co. (Pharmaceuticals)	3,474	58,954
Petsmart, Inc. (Retail)	6,562	182,096
Pharmaceutical Product Development,	4,632	165,316
Inc. (Commercial Services) Pier 1 Imports, Inc. (Retail)	3,860	28,641
Pioneer Natural Resources Co. (Oil & Gas)	5,790	226,505
Plains Exploration & Production Co. * (Oil & Gas)	3,474	149,069
Plantronics, Inc. (Telecommunications)	1,930	33,833
Plexus Corp. * (Electronics)	1,930	37,056
PMI Group, Inc. (Insurance)	3,860	169,107
PNM Resources, Inc. (Electric)	3,088	85,136
Pogo Producing Co. (Oil & Gas)	2,702	110,647
Polo Ralph Lauren Corp. (Apparel)	2,702	174,793
Polycom, Inc. * (Telecommunications)	3,860	94,686
Potlatch Corp. (Forest Products & Paper)	1,544	57,282
Powerwave Technologies, Inc. * (Telecommunications)	5,018	38,137
Precision Castparts Corp. (Metal Fabricate/Hardware)	6,176	390,077
Pride International, Inc. * (Oil & Gas)	7,720	211,682
Protective Life Corp. (Insurance)	3,088	141,276

See accompanying notes to the Schedules of Portfolio Investments.

Psychiatric Solutions, Inc. * (Healthcare - Services)	2,316	78,952
Puget Energy, Inc. (Electric)	5,404	122,833
Quanta Services, Inc. * (Commercial Services)	5,404	91,111
Questar Corp. (Pipelines)	3,860	315,632
Quicksilver Resources, Inc. * (Oil & Gas)	2,316	73,880
Radian Group, Inc. (Insurance)	3,860	231,600
Raymond James Financial Corp. (Diversified Financial Services)	4,246	124,153
Rayonier, Inc. (Forest Products & Paper)	3,474	131,317
Reader’s Digest Association, Inc. (Media)	4,246	55,028
Regency Centers Corp. (REIT)	3,088	212,331
Regis Corp. (Retail)	1,930	69,191
Reliance Steel & Aluminum Co. (Iron/Steel)	2,702	86,842
Rent-A-Center, Inc. * (Commercial Services)	3,088	90,448
Republic Services, Inc. (Environmental Control)	5,404	217,295
ResMed, Inc. * (Healthcare - Products)	3,088	124,292
Reynolds & Reynolds Co. (Computers)	2,316	91,505
RF Micro Devices, Inc. * (Telecommunications)	8,878	67,295
Rollins, Inc. (Commercial Services)	1,158	24,445
Roper Industries, Inc. (Miscellaneous Manufacturing)	3,860	172,695
Ross Stores, Inc. (Retail)	6,562	166,740
RPM, Inc. (Chemicals)	5,404	102,622
Ruby Tuesday, Inc. (Retail)	2,702	76,169
Ruddick Corp. (Food)	1,544	40,190
Saks, Inc. (Retail)	6,562	113,391
SCANA Corp. (Electric)	5,404	217,619
Scholastic Corp. * (Media)	1,158	36,072
Scientific Games Corp. - Class A* (Entertainment)	3,088	98,198
SEI Investments Co. (Software)	2,702	151,825
Semtech Corp. * (Semiconductors)	3,474	44,328
Sensient Technologies Corp. (Chemicals)	1,930	37,770
Sepracor, Inc. * (Pharmaceuticals)	5,018	243,071
Sierra Pacific Resources * (Electric)	10,422	149,451
Silicon Laboratories, Inc. * (Semiconductors)	2,316	71,842
Smithfield Foods, Inc. * (Food)	4,632	125,157
Sonoco Products Co. (Packaging & Containers)	4,632	155,820
Sotheby’s Holdings, Inc. - Class A (Commercial Services)	2,316	74,668
Southwestern Energy Co. * (Oil & Gas)	7,720	230,596
SPX Corp. (Miscellaneous Manufacturing)	2,702	144,395
SRA International, Inc. - Class A * (Computers)	1,930	58,016
StanCorp Financial Group, Inc. (Insurance)	2,316	103,363
Steel Dynamics, Inc. (Iron/Steel)	1,930	97,369

See accompanying notes to the Schedules of Portfolio Investments.

Stericycle, Inc. * (Environmental Control)	1,930	134,695
STERIS Corp. (Healthcare - Products)	3,088	74,297
SVB Financial Group * (Banks)	1,544	68,924
Swift Transportation Co., Inc. * (Transportation)	2,316	54,936
Sybase, Inc. * (Software)	4,246	102,923
Synopsys, Inc. * (Computers)	6,562	129,403
TCF Financial Corp. (Banks)	5,018	131,923
Tech Data Corp. * (Distribution/Wholesale)	2,316	84,603
Techne Corp. * (Healthcare - Products)	1,544	78,528
Teleflex, Inc. (Miscellaneous Manufacturing)	1,544	85,908
Telephone & Data Systems, Inc. (Telecommunications)	4,632	195,007
Texas Regional Bancshares, Inc. - Class A (Banks)	1,930	74,209
The Brink’s Co. (Miscellaneous Manufacturing)	1,930	102,406
The Colonial BancGroup, Inc. (Banks)	7,334	179,683
The Corporate Executive Board Co. (Commercial Services)	1,930	173,526
The Macerich Co. (REIT)	3,088	235,800
The Ryland Group, Inc. (Home Builders)	1,930	83,395
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,930	85,866
The Timberland Co. - Class A * (Apparel)	2,316	66,631
Thomas & Betts Corp. * (Electronics)	2,316	110,496
Thor Industries, Inc. (Home Builders)	1,544	63,566
Tidewater, Inc. (Oil & Gas Services)	2,702	119,401
Timken Co. (Metal Fabricate/Hardware)	4,246	126,446
Toll Brothers, Inc. * (Home Builders)	5,790	162,584
Tootsie Roll Industries, Inc. (Food)	1,158	33,941
Transaction Systems Architect, Inc. * (Software)	1,544	52,990
Triad Hospitals, Inc. * (Healthcare - Services)	3,860	169,956
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,474	111,759
TriQuint Semiconductor, Inc. * (Semiconductors)	6,562	34,122
Tupperware Corp. (Household Products/Wares)	2,702	52,581
United Dominion Realty Trust, Inc. (REIT)	6,176	186,515
United Rentals, Inc. * (Commercial Services)	3,088	71,796
Unitrin, Inc. (Insurance)	1,930	85,248
Universal Corp. (Agriculture)	1,158	42,302
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,702	161,931
Urban Outfitters, Inc. * (Retail)	5,018	88,768
UTStarcom, Inc. * (Telecommunications)	5,018	44,510
Valassis Communications, Inc. * (Commercial Services)	1,930	34,065
Valeant Pharmaceuticals International (Pharmaceuticals)	4,246	83,986

See accompanying notes to the Schedules of Portfolio Investments.

Valspar Corp. (Chemicals)	4,632	123,211
Varian Medical Systems, Inc. * (Healthcare - Products)	6,176	329,737
Varian, Inc. * (Electronics)	1,158	53,117
VCA Antech, Inc. * (Pharmaceuticals)	3,860	139,192
Vectren Corp. (Gas)	3,474	93,277
Vertex Pharmaceuticals, Inc. * (Biotechnology)	5,018	168,855
Vishay Intertechnology, Inc. * (Electronics)	8,492	119,228
W.R. Berkley Corp. (Insurance)	7,720	273,211
Waddell & Reed Financial, Inc. (Diversified Financial Services)	3,860	95,535
Washington Federal, Inc. (Savings & Loans)	3,860	86,618
Webster Financial Corp. (Banks)	2,316	109,107
Weingarten Realty Investors (REIT)	3,474	149,451
Werner Enterprises, Inc. (Transportation)	2,316	43,332
Westamerica Bancorp (Banks)	1,158	58,491
Westar Energy, Inc. (Electric)	3,860	90,749
Western Digital Corp. * (Computers)	10,422	188,638
Westwood One, Inc. (Media)	3,088	21,863
WGL Holdings, Inc. (Gas)	2,316	72,583
Williams Sonoma, Inc. (Retail)	5,404	175,036
Wilmington Trust Corp. (Banks)	3,088	137,570
Wind River Systems, Inc. * (Software)	3,474	37,207
Wisconsin Energy Corp. (Electric)	5,404	233,130
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,474	59,266
WPS Resources Corp. (Electric)	1,930	95,786
YRC Worldwide Inc. * (Transportation)	2,702	100,082
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	3,088	110,365

TOTAL COMMON STOCKS (Cost $37,039,696)		48,442,097

	Principal Amount
Repurchase Agreements (21.5%)
UBS**, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $13,655,574 (Collateralized by $13,437,000 of various Federal National Mortgage Association Securities, 5.00% - 6.00%, 6/15/08 - 5/15/11,market value $13,924,376)	$13,650,000	13,650,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,650,000)		13,650,000

TOTAL INVESTMENT SECURITIES (Cost $50,689,696) -97.7% of net assets		$62,092,097

Percentages indicated are based on net assets of $63,535,381.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring December 2006 (Underlying face amount at value $38,805,900)	102	$700,842

Futures Contracts Sold

E-Mini S&P MidCap 400 Futures Contract expiring December 2006 (Underlying face amount at value $7,380,730)	97	(24,140)

Swap Agreements

	Units
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/30/06 (Underlying notional amount at value $24,108,832)	31,964	(131,165)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/30/06 (Underlying notional amount at value $22,932,170)	30,404	(124,635)

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Advertising	0.2%
Aerospace/Defense	0.3%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.5%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.5%
Banks	3.0%
Beverages	0.1%
Biotechnology	1.3%
Building Materials	0.4%
Chemicals	2.2%
Coal	1.0%
Commercial Services	3.4%
Computers	3.1%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.5%
Electric	4.4%
Electrical Components & Equipment	0.7%
Electronics	1.6%
Engineering & Construction	0.5%
Entertainment	0.4%
Environmental Control	0.6%
Food	0.7%
Forest Products & Paper	0.5%
Gas	0.8%
Hand/Machine Tools	0.3%
Healthcare - Products	3.1%
Healthcare - Services	2.0%
Holding Companies - Diversified	0.3%
Home Builders	0.8%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	4.7%
Internet	0.8%
Iron/Steel	0.3%
Leisure Time	0.1%
Lodging	0.1%
Machinery - Construction & Mining	0.3%
Machinery - Diversified	0.8%
Media	0.5%
Metal Fabricate/Hardware	1.1%
Miscellaneous Manufacturing	2.0%
Office Furnishings	0.3%
Oil & Gas	3.9%
Oil & Gas Services	1.3%
Packaging & Containers	0.4%
Pharmaceuticals	1.6%
Pipelines	1.0%
Real Estate Investment Trust	3.2%
Retail	7.0%
Savings & Loans	0.8%
Semiconductors	3.1%
Software	1.9%
Telecommunications	1.8%
Textiles	0.3%
Transportation	2.0%
Trucking & Leasing	0.2%
Water	0.2%
Other***	21.5%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraSmall-Cap

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (74.4%)
3Com Corp. * (Telecommunications)	18,576	$81,920
AAR Corp. * (Aerospace/Defense)	2,160	51,494
Aaron Rents, Inc. (Commercial Services)	2,376	54,600
ABM Industries, Inc. (Commercial Services)	3,240	60,782
Acadia Realty Trust (REIT)	3,888	99,144
Acco Brands Corp. * (Household Products/Wares)	2,592	57,698
Accredited Home Lenders * (Diversified Financial Services)	864	31,052
Actel Corp. * (Semiconductors)	3,240	50,382
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,296	64,930
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,160	98,063
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	1,512	55,324
Administaff, Inc. (Commercial Services)	1,296	43,675
Adolor Corp. * (Pharmaceuticals)	2,592	35,951
ADTRAN, Inc. (Telecommunications)	3,240	77,242
Advance America Cash Advance Centers, Inc. (Commercial Services)	3,888	56,065
Advanta Corp. - Class B (Diversified Financial Services)	1,512	55,793
Advent Software, Inc. * (Software)	1,296	46,928
Advisory Board Co. * (Commercial Services)	1,296	65,474
Aeroflex, Inc. * (Telecommunications)	4,752	48,851
Aeropostale, Inc. * (Retail)	2,592	75,764
Affordable Residential Communities * (REIT)	4,536	43,954
Affymetrix, Inc. * (Biotechnology)	3,240	69,854
Aftermarket Technology Corp. * (Auto Parts & Equipment)	1,944	34,525
Agile Software Corp. * (Internet)	6,696	43,725
Agilysys, Inc. (Computers)	2,376	33,359
Agree Realty Corp. (REIT)	2,808	92,243
AirTran Holdings, Inc. * (Airlines)	4,536	44,997
AK Steel Holding Corp. * (Iron/Steel)	5,184	62,934
Alaska Air Group, Inc. * (Airlines)	1,728	65,733
Alaska Communications Systems Group, Inc. (Telecommunications)	4,752	63,059
Albany International Corp. - Class A (Machinery-Diversified)	1,512	48,112
Alderwoods Group, Inc. * (Commercial Services)	2,808	55,683
Aleris International, Inc. * (Environmental Control)	1,512	76,416
Alexion Pharmaceuticals, Inc. * (Biotechnology)	1,728	58,717
Alkermes, Inc. * (Pharmaceuticals)	4,320	68,472

See accompanying notes to the Schedules of Portfolio Investments.

Allscripts Healthcare Solution, Inc. * (Software)	2,808	63,040
Alnylam Pharmaceuticals, Inc. * (Pharmaceuticals)	2,592	37,351
Alpha Natural Resources, Inc. * (Coal)	2,808	44,254
Alpharma, Inc. - Class A (Pharmaceuticals)	2,160	50,522
AMERCO * (Trucking & Leasing)	648	48,049
America’s Car-Mart, Inc. * (Retail)	2,376	39,085
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	3,024	50,471
American Campus Communities, Inc. (REIT)	3,024	77,142
American Commercial Lines, Inc. * (Transportation)	1,512	89,888
American Financial Realty Trust (REIT)	7,344	81,959
American Greetings Corp. - Class A (Household Products/Wares)	2,592	59,927
American Home Mortgage Investment Corp. (REIT)	1,944	67,787
American Medical Systems Holdings, Inc. * (Healthcare - Products)	3,888	71,656
American Physicians Capital, Inc. * (Insurance)	1,296	62,700
American Reprographics Co. * (Software)	1,512	48,475
American States Water Co. (Water)	1,944	74,358
AMERIGROUP Corp. * (Healthcare - Services)	2,376	70,211
Amkor Technology, Inc. * (Semiconductors)	5,184	26,749
AMN Healthcare Services, Inc. * (Commercial Services)	2,376	56,430
AmSurg Corp. * (Healthcare - Services)	1,944	43,273
Anaren, Inc. * (Telecommunications)	2,160	45,511
Andrew Corp. * (Telecommunications)	7,560	69,779
Andrx Group * (Pharmaceuticals)	3,456	84,430
Anixter International, Inc. (Telecommunications)	1,512	85,383
ANSYS, Inc. * (Software)	1,512	66,800
Apogee Enterprises, Inc. (Building Materials)	3,240	49,280
Apollo Investment Corp. (Investment Companies)	4,752	97,464
Applebee’s International, Inc. (Retail)	4,104	88,277
Applera Corp. - Celera Genomics Group * (Biotechnology)	4,968	69,155
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,592	63,245
Applied Micro Circuits Corp. * (Semiconductors)	16,848	48,691
Apria Healthcare Group, Inc. *	2,592	51,166
(Healthcare - Services)aQuantive, Inc. * (Internet)	3,456	81,631
Aquila, Inc. * (Electric)	20,952	90,722
Arbitron, Inc. (Commercial Services)	1,512	55,959

See accompanying notes to the Schedules of Portfolio Investments.

Arch Chemicals, Inc. (Chemicals)	1,728	49,162
Arena Pharmaceuticals, Inc. * (Biotechnology)	3,456	41,403
Ares Capital Corp. (Investment Companies)	4,320	75,254
Ariba, Inc. * (Internet)	4,752	35,592
Arkansas Best Corp. (Transportation)	1,296	55,767
Array BioPharma, Inc. * (Pharmaceuticals)	4,968	42,327
Arris Group, Inc. * (Telecommunications)	5,184	59,409
ArthroCare Corp. * (Healthcare - Products)	1,512	70,852
ArvinMeritor, Inc. (Auto Parts & Equipment)	3,672	52,289
Aspen Technology, Inc. * (Software)	3,240	35,381
Astec Industries, Inc. * (Machinery - Construction & Mining)	1,296	32,724
Atheros Communications * (Telecommunications)	2,592	46,993
Atlas America, Inc. * (Oil & Gas)	1,296	55,313
ATMI, Inc. * (Semiconductors)	2,376	69,070
ATP Oil & Gas Corp. * (Oil & Gas)	1,296	47,874
Atwood Oceanics, Inc. * (Oil & Gas)	1,296	58,281
Avid Technology, Inc. * (Software)	1,944	70,800
Avista Corp. (Electric)	3,456	81,838
Avocent Corp. * (Internet)	2,376	71,565
Axcelis Technologies, Inc. * (Semiconductors)	7,128	50,324
Aztar Corp. * (Lodging)	1,728	91,602
Baldor Electric Co. (Hand/Machine Tools)	2,160	66,593
Bally Technologies, Inc. * (Entertainment)	3,240	57,024
BE Aerospace, Inc. * (Aerospace/Defense)	3,672	77,443
Beacon Roofing Supply, Inc. * (Distribution/Wholesale)	2,592	52,462
BearingPoint, Inc. * (Commercial Services)	9,288	73,004
Belden, Inc. (Electrical Components & Equipment)	2,160	82,577
Belo Corp. - Class A (Media)	4,752	75,129
Benchmark Electronics, Inc. * (Electronics)	3,024	81,285
Berry Petroleum Co. - Class A (Oil & Gas)	1,728	48,660
Big 5 Sporting Goods Corp. (Retail)	2,160	49,248
Big Lots, Inc. * (Retail)	5,400	106,973
Bill Barrett Corp. * (Oil & Gas)	1,728	42,440
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	864	61,111
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	4,752	67,621
BioMed Realty Trust, Inc. (REIT)	3,024	91,748
Biosite Diagnostics, Inc. * (Healthcare - Products)	864	39,943
Black Hills Corp. (Electric)	2,160	72,598
Blackbaud, Inc. (Software)	2,808	61,748
Blackboard, Inc. * (Software)	1,728	45,792

See accompanying notes to the Schedules of Portfolio Investments.

Blockbuster, Inc. - Class A * (Retail)	11,232	43,131
Blue Nile, Inc. * (Internet)	1,296	47,110
Bob Evans Farms, Inc. (Retail)	2,376	71,945
Books-A-Million, Inc. (Retail)	2,376	42,412
Borders Group, Inc. (Retail)	3,240	66,096
Boston Private Financial Holdings, Inc. (Banks)	2,808	78,287
Bowater, Inc. (Forest Products & Paper)	2,592	53,317
Bowne & Co., Inc. (Commercial Services)	4,104	58,605
Brady Corp. - Class A (Electronics)	2,160	75,946
Briggs & Stratton Corp. (Machinery-Diversified)	2,376	65,459
Bright Horizons Family Solutions, Inc. * (Commercial Services)	1,728	72,109
Brightpoint, Inc. * (Distribution/Wholesale)	2,808	39,930
Bristow Group, Inc. * (Transportation)	1,512	52,013
Broadwing Corp. * (Telecommunications)	4,104	51,792
Brocade Communications Systems, Inc. * (Computers)	12,312	86,923
Brookline Bancorp, Inc. (Savings & Loans)	6,696	92,070
Brooks Automation, Inc. * (Semiconductors)	4,536	59,195
Brown Shoe Co., Inc. (Retail)	1,728	61,932
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	1,512	64,139
Building Materials Holding Corp. (Distribution/Wholesale)	1,728	44,963
CACI International, Inc. - Class A * (Computers)	1,296	71,293
Calamos Asset Management, Inc. (Diversified Financial Services)	1,728	50,665
California Water Service Group (Water)	1,944	71,792
Callaway Golf Co. (Leisure Time)	4,536	59,467
Cambrex Corp. (Biotechnology)	2,376	49,207
Capital Bancorp Ltd. (Banks)	1,728	76,896
Capital Lease Funding, Inc. (REIT)	4,752	52,700
Capital Senior Living Corp. * (Healthcare - Services)	4,536	41,958
Carrizo Oil & Gas, Inc. * (Oil & Gas)	1,728	44,565
Carter’s, Inc. * (Apparel)	2,376	62,703
Casey’s General Stores, Inc. (Retail)	2,808	62,534
Cash America International, Inc. (Retail)	1,728	67,530
Catalina Marketing Corp. (Advertising)	2,376	65,340
Cathay Bancorp, Inc. (Banks)	3,024	109,166
Cavco Industries, Inc. * (Home Builders)	1,080	34,031
Cedar Shopping Centers, Inc. (REIT)	4,968	80,333
Celadon Group, Inc. * (Transportation)	1,944	32,348
Centene Corp. * (Healthcare - Services)	2,160	35,510
Center Financial Corp. (Banks)	3,024	71,911

See accompanying notes to the Schedules of Portfolio Investments.

Central European Distribution Corp. * (Distribution/Wholesale)	1,728	40,452
Central Garden & Pet Co. * (Household Products/Wares)	1,296	62,545
Central Pacific Financial Corp. (Banks)	2,592	94,815
Century Aluminum Co. * (Mining)	1,296	43,610
Cenveo, Inc. * (Commercial Services)	3,240	60,977
Cepheid, Inc. * (Healthcare - Products)	3,888	28,071
Ceradyne, Inc. * (Miscellaneous Manufacturing)	1,296	53,253
CF Industries Holdings, Inc. (Chemicals)	3,888	66,368
Champion Enterprises, Inc. * (Home Builders)	4,320	29,808
Chaparral Steel Co. * (Iron/Steel)	1,080	36,785
Charming Shoppes, Inc. * (Retail)	5,832	83,281
Charter Communications, Inc. - Class A * (Media)	34,560	52,531
CharterMac (Diversified Financial Services)	4,104	81,916
Checkpoint Systems, Inc. * (Electronics)	2,376	39,228
Chemed Corp. (Commercial Services)	1,296	41,809
Chesapeake Corp. (Packaging & Containers)	3,240	46,364
Chittenden Corp. (Banks)	3,888	111,547
Christopher & Banks Corp. (Retail)	1,944	57,309
Cincinnati Bell, Inc. * (Telecommunications)	14,688	70,796
CIRCOR International, Inc. (Metal Fabricate/Hardware)	2,376	72,587
Cirrus Logic, Inc. * (Semiconductors)	5,616	40,941
CKE Restaurants, Inc. (Retail)	3,456	57,784
Clarcor, Inc. (Miscellaneous Manufacturing)	2,592	79,029
CLECO Corp. (Electric)	3,672	92,681
Cleveland-Cliffs, Inc. (Iron/Steel)	1,080	41,159
CMGI, Inc. * (Internet)	32,832	34,802
CNET Networks, Inc. * (Internet)	7,560	72,425
CNS, Inc. (Household Products/Wares)	1,944	54,879
Coeur d’Alene Mines Corp. * (Mining)	13,608	64,094
Cogent, Inc. * (Electronics)	2,376	32,622
Cognex Corp. (Machinery-Diversified)	2,592	65,474
Coherent, Inc. * (Electronics)	1,728	59,892
Coinmatch Service Corp. - Class A (Commercial Services)	5,184	51,477
Coinstar, Inc. * (Commercial Services)	1,944	55,948
Comfort Systems USA, Inc. (Building Materials)	3,024	34,655
Commercial Capital Bancorp, Inc. (Savings & Loans)	3,456	55,089
Commscope, Inc. * (Telecommunications)	2,592	85,173
Community Bank System, Inc. (Banks)	3,888	86,158
Compass Minerals International, Inc. (Mining)	2,808	79,495

See accompanying notes to the Schedules of Portfolio Investments.

Comstock Resources, Inc. * (Oil & Gas)	2,160	58,644
Comtech Telecommunications Corp. * (Telecommunications)	1,296	43,390
Conexant Systems, Inc. * (Semiconductors)	23,976	47,952
Conor Medsystems, Inc. * (Pharmaceuticals)	1,728	40,729
Consolidated Communications Holdings, Inc. (Telecommunications)	2,808	52,538
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	4,104	41,286
Corinthian Colleges, Inc. * (Commercial Services)	4,752	51,369
Cornell Companies, Inc. * (Commercial Services)	3,024	52,255
Corus Bankshares, Inc. (Banks)	2,376	53,127
CoStar Group, Inc. * (Commercial Services)	1,080	44,626
Covad Communications Group, Inc. * (Internet)	16,416	24,460
Cox Radio, Inc. - Class A * (Media)	4,536	69,628
Cross Country Healthcare, Inc. * (Commercial Services)	2,808	47,736
Crosstex Energy, Inc. (Oil & Gas)	648	58,041
CSG Systems International, Inc. * (Software)	2,592	68,507
CT Communications, Inc. (Telecommunications)	2,808	60,990
CTS Corp. (Electronics)	3,672	50,600
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	3,024	65,742
Cumulus Media, Inc. - Class A * (Media)	4,536	43,364
Curtiss-Wright Corp. (Aerospace/Defense)	2,160	65,556
CV Therapeutics, Inc. * (Pharmaceuticals)	3,024	33,687
Cymer, Inc. * (Electronics)	1,944	85,361
Daktronics, Inc. (Electronics)	2,160	44,690
Delta & Pine Land Co. (Agriculture)	2,160	87,480
Delta Petroleum Corp. * (Oil & Gas)	3,240	72,965
Deluxe Corp. (Commercial Services)	3,024	51,710
DepoMed, Inc. * (Pharmaceuticals)	6,480	26,438
DeVry, Inc. * (Commercial Services)	3,024	64,320
DiamondRock Hospitality Co. (REIT)	5,400	89,694
Digene Corp. * (Biotechnology)	1,080	46,602
Digital Insight Corp. * (Internet)	1,944	56,998
Digital River, Inc. * (Internet)	1,728	88,335
Digitas, Inc. * (Internet)	5,184	49,870
Dime Community Bancshares, Inc. (Savings & Loans)	5,832	85,905
Diodes, Inc. * (Semiconductors)	1,296	55,948
Direct General Corp. (Insurance)	3,240	43,610
DJO, Inc. * (Healthcare - Products)	1,296	53,823
Dobson Communications Corp. Class A * (Telecommunications)	7,776	54,588
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	1,512	67,390

See accompanying notes to the Schedules of Portfolio Investments.

Dover Downs Gaming & Entertainment, Inc. (Entertainment)	2,160	26,244
Dress Barn, Inc. * (Retail)	2,376	51,844
Drill-Quip, Inc. * (Oil & Gas Services)	648	43,857
DSW, Inc. - Class A * (Retail)	1,296	40,824
DTS, Inc. * (Home Furnishings)	2,376	50,324
Duquesne Light Holdings, Inc. (Electric)	4,968	97,671
Dycom Industries, Inc. * (Engineering & Construction)	2,376	51,084
EarthLink, Inc. * (Internet)	7,344	53,391
Eclipsys Corp. * (Software)	2,592	46,423
Education Realty Trust, Inc. (REIT)	3,888	57,387
eFunds Corp. * (Software)	2,592	62,675
EGL, Inc. * (Transportation)	1,728	62,968
El Paso Electric Co. * (Electric)	3,672	82,032
Electronics for Imaging, Inc. * (Computers)	3,024	69,189
EMCOR Group, Inc. * (Engineering & Construction)	1,512	82,918
Emmis Communications Corp. * (Media)	2,376	29,106
Empire District Electric Co. (Electric)	4,320	96,682
EMS Technologies, Inc. * (Telecommunications)	2,376	44,621
Emulex Corp. * (Semiconductors)	4,104	74,570
Encore Acquisition Co. * (Oil & Gas)	2,808	68,347
Encore Wire Corp. * (Electrical Components & Equipment)	1,296	45,736
Energy Conversion Devices, Inc. * (Electrical Components & Equipment)	1,944	72,006
Energy Partners, Ltd. * (Oil & Gas)	2,160	53,244
EnerSys * (Electrical Components & Equipment)	3,240	51,970
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	1,296	38,958
Entegris, Inc. * (Semiconductors)	7,776	84,836
Entravision Communications Corp. * (Media)	5,400	40,176
Enzo Biochem, Inc. * (Biotechnology)	2,808	34,230
Epicor Software Corp. * (Software)	3,888	50,972
Equinix, Inc. * (Internet)	1,296	77,890
Equity Inns, Inc. (REIT)	4,968	79,091
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	1,296	59,668
eSPEED, Inc. - Class A * (Diversified Financial Services)	5,616	51,667
Esterline Technologies Corp. * (Aerospace/Defense)	1,512	51,045
Ethan Allen Interiors, Inc. (Home Furnishings)	1,512	52,406
Euronet Worldwide, Inc. * (Commercial Services)	1,944	47,725
Evergreen Energy, Inc. * (Energy - Alternate Sources)	3,672	38,593
Evergreen Solar, Inc. * (Energy - Alternate Sources)	3,672	30,478
Exelixis, Inc. * (Biotechnology)	5,400	47,034

See accompanying notes to the Schedules of Portfolio Investments.

Extra Space Storage, Inc. (REIT)	4,104	71,040
F.N.B. Corp. (Banks)	6,264	104,358
FairPoint Communications, Inc. (Telecommunications)	3,240	56,376
Federal Signal Corp. (Miscellaneous Manufacturing)	3,240	49,410
FelCor Lodging Trust, Inc. (REIT)	4,104	82,285
FiberTower Corp. * (Telecommunications)	3,456	32,659
Fidelity Bankshares, Inc. (Savings & Loans)	2,592	101,114
Fieldstone Investment Corp. (REIT)	5,400	47,142
Filenet Corp. * (Software)	2,376	82,756
Financial Federal Corp. (Diversified Financial Services)	1,944	52,099
Finisar Corp. * (Telecommunications)	12,312	44,693
First BanCorp. (Banks)	5,616	62,113
First Commonwealth Financial Corp. (Banks)	6,912	90,063
First Community Bancorp - Class A (Banks)	1,512	84,596
First Indiana Corp. (Banks)	3,456	89,891
First Midwest Bancorp, Inc. (Banks)	3,240	122,763
First Niagara Financial Group, Inc. (Savings & Loans)	6,696	97,628
First Potomac Realty Trust (REIT)	2,592	78,330
First Republic Bank (Banks)	1,728	73,544
First State Bancorporation (Banks)	3,672	95,362
Fleetwood Enterprises, Inc. * (Home Builders)	4,968	33,435
FLIR Systems, Inc. * (Electronics)	3,240	87,999
Florida East Coast Industries, Inc. (Transportation)	1,728	98,634
Flow International Corp. * (Machinery-Diversified)	3,024	39,221
Flowers Foods, Inc. (Food)	2,592	69,673
FormFactor, Inc. * (Semiconductors)	2,160	91,001
Forward Air Corp. (Transportation)	1,728	57,180
Fossil, Inc. * (Household Products/Wares)	2,808	60,484
Foundry Networks, Inc. * (Telecommunications)	6,912	90,892
FPIC Insurance Group, Inc. * (Insurance)	1,512	59,890
Franklin Bank Corp. Houston * (Savings & Loans)	3,672	72,999
Freightcar America, Inc. (Miscellaneous Manufacturing)	864	45,792
Fremont General Corp. (Banks)	3,240	45,328
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	7,128	57,238
FTI Consulting, Inc. * (Commercial Services)	2,160	54,130
FuelCell Energy, Inc. * (Energy - Alternate Sources)	4,104	31,231
Fuller (H.B.) Co. (Chemicals)	1,512	35,441
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	1,512	57,547
Gaylord Entertainment Co. * (Lodging)	1,944	85,244

See accompanying notes to the Schedules of Portfolio Investments.

Gemstar-TV Guide International, Inc. * (Media)	16,200	53,784
GenCorp, Inc. * (Aerospace/Defense)	3,456	44,375
General Cable Corp. * (Electrical Components & Equipment)	2,376	90,786
General Communication, Inc. - Class A * (Telecommunications)	4,752	58,877
Genesco, Inc. * (Retail)	1,296	44,673
Genesee & Wyoming, Inc. - Class A * (Transportation)	1,944	45,140
Genesis Healthcare Corp. * (Healthcare - Services)	1,080	51,440
Gevity HR, Inc. (Commercial Services)	1,728	39,364
Giant Industries, Inc. * (Oil & Gas)	864	70,157
Gibraltar Industries, Inc. (Iron/Steel)	1,728	38,327
GMH Communities Trust (REIT)	4,320	54,518
Gold Kist, Inc. * (Food)	3,456	72,023
Graftech International, Ltd. * (Electrical Components & Equipment)	6,696	39,105
Granite Construction, Inc. (Engineering & Construction)	1,728	92,189
Great Wolf Resorts, Inc. * (Entertainment)	3,672	43,917
Greater Bay Bancorp (Banks)	3,456	97,494
Green Mountain Coffee Roasters, Inc. * (Beverages)	1,296	47,693
Greenhill & Co., Inc. (Diversified Financial Services)	864	57,905
Greif Brothers Corp. - Class A (Packaging & Containers)	864	69,215
Grey Wolf, Inc. * (Oil & Gas)	9,504	63,487
Group 1 Automotive, Inc. (Retail)	1,080	53,892
GSI Commerce, Inc. * (Internet)	3,024	44,876
GUESS?, Inc. * (Apparel)	1,080	52,412
Guitar Center, Inc. * (Retail)	1,296	57,905
Gulf Island Fabrication, Inc. (Oil & Gas Services)	3,024	78,896
Haemonetics Corp. * (Healthcare - Products)	1,296	60,653
Hancock Holding Co. (Banks)	1,728	92,534
Hanmi Financial Corp. (Banks)	3,888	76,205
Hanover Compressor Co. * (Oil & Gas Services)	4,752	86,581
Haverty Furniture Cos., Inc. (Retail)	3,240	51,678
Headwaters, Inc. * (Energy - Alternate Sources)	2,160	50,436
Healthcare Realty Trust, Inc. (REIT)	2,592	99,559
Healthcare Services Group, Inc. (Commercial Services)	3,024	76,084
HealthExtras, Inc. * (Pharmaceuticals)	1,512	42,805
Healthways, Inc. * (Healthcare - Services)	1,728	77,069
Heartland Express, Inc. (Transportation)	3,456	54,190
HEICO Corp. (Aerospace/Defense)	1,944	66,679
Heidrick & Struggles International, Inc. * (Commercial Services)	1,512	54,432
Hercules, Inc. * (Chemicals)	5,616	88,564
Herman Miller, Inc. (Office Furnishings)	3,240	110,840

See accompanying notes to the Schedules of Portfolio Investments.

Hexcel Corp. * (Aerospace/Defense Equipment)	4,752	67,241
Hibbett Sporting Goods, Inc. * (Retail)	2,160	56,549
Highland Hospitality Corp. (REIT)	5,400	77,382
Hologic, Inc. * (Healthcare - Products)	1,944	84,603
HomeBanc Corp. (REIT)	8,856	54,464
Horace Mann Educators Corp. (Insurance)	4,320	83,074
Horizon Health Corp. * (Healthcare - Services)	2,160	32,983
Houston Exploration Co. * (Oil & Gas)	1,296	71,474
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	2,376	69,711
Hub Group, Inc. - Class A * (Transportation)	2,592	59,046
Human Genome Sciences, Inc. * (Biotechnology)	6,696	77,272
Huron Consulting Group, Inc. * (Commercial Services)	1,296	50,803
Hutchinson Technology, Inc. * (Computers)	1,728	36,340
Hydril * (Oil & Gas Services)	864	48,436
Hyperion Solutions Corp. * (Software)	2,808	96,820
Iconix Brand Group, Inc. * (Apparel)	2,592	41,731
ICOS Corp. * (Biotechnology)	3,456	86,607
ICU Medical, Inc. * (Healthcare - Products)	1,080	49,118
IDACORP, Inc. (Electric)	2,592	98,004
IDT Corp. - Class B * (Telecommunications)	3,456	49,836
IKON Office Solutions, Inc. (Office/Business Equipment)	5,184	69,673
Illumina, Inc. * (Biotechnology)	2,160	71,366
Imation Corp. (Computers)	1,728	69,379
Immucor, Inc. * (Healthcare - Products)	3,456	77,449
IMPAC Mortgage Holdings, Inc. (REIT)	4,320	40,478
Independent Bank Corp. - Michigan (Banks)	0	10
Informatica Corp. * (Software)	4,320	58,709
Infospace, Inc. * (Internet)	1,728	31,864
InnKeepers USA Trust (REIT)	4,104	66,854
Input/Output, Inc. * (Oil & Gas Services)	4,320	42,898
Insight Enterprises, Inc. * (Retail)	3,024	62,325
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	1,944	47,200
Interdigital Communications Corp. * (Telecommunications)	2,592	88,387
Intergraph Corp. * (Computers)	1,512	64,835
Interline Brands, Inc. * (Building Materials)	1,944	47,978
Intermagnetics General Corp. * (Electrical Components & Equipment)	2,160	58,428
Intermec, Inc. * (Machinery-Diversified)	2,376	62,631
International Coal Group, Inc. * (Coal)	6,480	27,346

See accompanying notes to the Schedules of Portfolio Investments.

International Securities Exchange Holdings, Inc. (Diversified Financial Services)	1,944	91,154
Internet Security Systems, Inc. * (Internet)	2,376	65,958
Intervest Bancshares Corp. * (Banks)	1,512	65,863
Invacare Corp. (Healthcare - Products)	1,944	45,723
inVentiv Health, Inc. * (Advertising)	1,728	55,348
Inverness Medical Innovations, Inc. * (Healthcare - Products)	1,728	60,065
Iowa Telecommunications Services, Inc. (Telecommunications)	3,672	72,669
iPCS, Inc. * (Telecommunications)	1,080	57,834
Isis Pharmaceuticals, Inc. * (Pharmaceuticals)	6,048	43,425
Itron, Inc. * (Electronics)	1,080	60,264
j2 Global Communications, Inc. * (Internet)	2,376	64,556
Jack Henry & Associates, Inc. (Computers)	4,104	89,343
Jack in the Box, Inc. * (Retail)	1,944	101,437
Jackson Hewitt Tax Service, Inc. (Commercial Services)	1,944	58,339
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	6,048	60,420
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	2,160	38,513
Jer Investors Trust, Inc. (REIT)	3,888	66,718
JetBlue Airways Corp. * (Airlines)	7,776	72,084
Journal Communications, Inc. - Class A (Media)	4,968	55,989
K-V Pharmaceutical Co. * (Pharmaceuticals)	2,592	61,430
K2, Inc. * (Leisure Time)	4,536	53,207
Kadant, Inc. * (Machinery-Diversified)	2,160	53,050
Kaman Corp. (Aerospace/Defense)	2,376	42,792
Kanbay International, Inc. * (Computers)	2,808	57,732
KEMET Corp. * (Electronics)	5,184	41,835
Kensey Nash Corp. * (Healthcare - Products)	1,512	44,256
Keryx Biopharmaceuticals, Inc. * (Biotechnology)	3,240	38,329
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	1,296	49,274
Kimball International, Inc. - Class B (Home Furnishings)	3,672	70,869
Kindred Healthcare, Inc. * (Healthcare - Services)	1,728	51,373
KKR Financial Corp. (REIT)	3,672	90,111
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	5,184	94,349
Knight Transportation, Inc. (Transportation)	3,240	54,918
Komag, Inc. * (Computers)	1,512	48,324
Korn/Ferry International * (Commercial Services)	2,808	58,800
Kronos, Inc. * (Computers)	1,512	51,544
Kyphon, Inc. * (Healthcare - Products)	2,160	80,827

See accompanying notes to the Schedules of Portfolio Investments.

Labor Ready, Inc. * (Commercial Services)	2,808	44,731
LaBranche & Co., Inc. * (Diversified Financial Services)	3,240	33,599
Laclede Group, Inc. (Gas)	3,024	97,010
Lance, Inc. (Food)	2,376	52,320
Landauer, Inc. (Commercial Services)	1,296	65,772
LaSalle Hotel Properties (REIT)	1,944	84,253
Lattice Semiconductor Corp. * (Semiconductors)	7,560	51,559
Lawson Software, Inc. * (Software)	7,344	53,244
LCA-Vision, Inc. (Healthcare - Products)	1,080	44,615
Lear Corp. (Auto Parts & Equipment)	3,240	67,068
Lee Enterprises, Inc. (Media)	2,808	70,874
LIFE TIME FITNESS, Inc. * (Leisure Time)	1,728	79,989
Lifecell Corp. * (Biotechnology)	1,944	62,636
Lightbridge, Inc. * (Telecommunications)	2,808	32,910
Lindsay Manufacturing Co. (Machinery-Diversified)	1,728	49,680
Littelfuse, Inc. * (Electrical Components & Equipment)	1,512	52,466
Live Nation, Inc. * (Commercial Services)	3,240	66,161
LKQ Corp. * (Distribution/Wholesale)	2,808	61,692
Lodgian, Inc. * (Lodging)	3,240	43,027
Lone Star Technologies, Inc. * (Oil & Gas Services)	1,512	73,151
Longs Drug Stores Corp. (Retail)	1,512	69,567
Longview Fibre Co. (Forest Products & Paper)	3,024	61,448
LTC Properties, Inc. (REIT)	3,888	94,284
Lufkin Industries, Inc. (Oil & Gas Services)	864	45,723
Luminent Mortgage Capital, Inc. (REIT)	5,400	55,566
Luminex Corp. * (Healthcare - Products)	2,808	51,190
Macrovision Corp. * (Entertainment)	2,808	66,522
Magellan Health Services, Inc. * (Healthcare - Services)	1,728	73,613
Maguire Properties, Inc. (REIT)	2,160	87,998
Manhattan Associates, Inc. * (Computers)	2,592	62,571
Mariner Energy, Inc. * (Oil & Gas)	3,672	67,455
Martek Biosciences Corp. * (Biotechnology)	1,728	37,169
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	2,592	62,571
MascoTech, Inc. (a) * (Auto Parts & Equipment)	1,386	0
MasTec, Inc. * (Telecommunications)	2,808	31,085
Mattson Technology, Inc. * (Semiconductors)	4,320	35,856
Maverick Tube Corp. * (Oil & Gas Services)	1,728	112,026
Maxwell Technologies, Inc. * (Computers)	2,160	43,934

See accompanying notes to the Schedules of Portfolio Investments.

McCormick & Schmick’s Seafood Restaurants, Inc. * (Retail)	2,160	48,578
McDATA Corp. - Class A * (Computers)	9,936	49,978
MCG Capital Corp. (Investment Companies)	3,888	63,491
McMoRan Exploration Co. * (Oil & Gas)	2,376	42,150
Meadowbrook Insurance Group, Inc. * (Insurance)	6,048	68,100
Medarex, Inc. * (Pharmaceuticals)	6,696	71,915
Media General, Inc. - Class A (Media)	1,512	57,033
Medical Action Industries, Inc. * (Healthcare - Products)	1,944	52,274
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	2,592	83,851
Mentor Corp. (Healthcare - Products)	1,728	87,075
Mentor Graphics Corp. * (Computers)	4,320	60,826
Meridian Bioscience, Inc. (Healthcare - Products)	1,728	40,625
Merit Medical Systems, Inc. * (Healthcare - Products)	3,240	43,999
Meritage Homes Corp. * (Home Builders)	1,080	44,939
Metal Management, Inc. (Environmental Control)	1,512	42,094
MGI Pharma, Inc. * (Pharmaceuticals)	3,888	66,912
Micrel, Inc. * (Semiconductors)	4,752	45,572
Micros Systems, Inc. * (Computers)	1,944	95,099
Microsemi Corp. * (Semiconductors)	3,456	65,146
MicroStrategy, Inc. - Class A * (Software)	432	43,991
MKS Instruments, Inc. * (Semiconductors)	2,376	48,257
Mobile Mini, Inc. * (Storage/Warehousing)	2,160	61,366
Modine Manufacturing Co. (Auto Parts & Equipment)	2,160	52,553
Molecular Devices Corp. * (Electronics)	1,296	23,963
Moog, Inc. - Class A * (Aerospace/Defense)	1,944	67,379
Movado Group, Inc. (Retail)	2,160	54,907
MPS Group, Inc. * (Commercial Services)	5,184	78,330
MTS Systems Corp. (Computers)	1,296	41,913
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,944	68,370
Myogen, Inc. * (Biotechnology)	2,160	75,773
Myriad Genetics, Inc. * (Biotechnology)	2,376	58,568
Nara Bancorp, Inc. (Banks)	3,456	63,210
NATCO Group, Inc. - Class A * (Oil & Gas Services)	1,296	37,325
National Financial Partners (Diversified Financial Services)	1,944	79,762
National Penn Bancshares, Inc. (Banks)	0	7
Navigant Consulting Co. * (Commercial Services)	2,376	47,663

See accompanying notes to the Schedules of Portfolio Investments.

Navistar International Corp. * (Auto Manufacturers)	3,024	78,080
NBTY, Inc. * (Pharmaceuticals)	2,592	75,868
NCI Building Systems, Inc. * (Building Materials)	1,080	62,824
NCO Group, Inc. * (Commercial Services)	1,944	50,972
Nektar Therapeutics * (Biotechnology)	4,320	62,251
NetBank, Inc. (Internet)	8,424	50,965
Netflix, Inc. * (Internet)	2,160	49,205
NETGEAR, Inc. * (Telecommunications)	1,944	40,027
NewAlliance Bancshares, Inc. (Savings & Loans)	7,128	104,425
Newcastle Investment Corp. (REIT)	2,592	71,047
NewMarket Corp. (Chemicals)	1,080	62,813
Newport Corp. * (Telecommunications)	3,024	49,291
Nordson Corp. (Machinery-Diversified)	1,512	60,268
NorthStar Realty Finance Corp. (REIT)	4,752	60,350
NorthWestern Corp. (Electric)	2,376	83,112
Novastar Financial, Inc. (REIT)	1,728	50,440
NS Group, Inc. * (Metal Fabricate/Hardware)	1,080	69,714
Nu Skin Enterprises, Inc. (Retail)	3,888	68,118
Nuance Communications, Inc. * (Software)	6,048	49,412
NuCo2, Inc. * (Distribution/Wholesale)	1,944	52,294
NuVasive, Inc. * (Healthcare - Products)	2,592	52,125
Nuvelo, Inc. * (Pharmaceuticals)	3,240	59,098
O’Charley’s, Inc. * (Retail)	3,672	69,658
Odyssey Healthcare, Inc. * (Healthcare - Services)	2,592	36,755
Ohio Casualty Corp. (Insurance)	3,456	89,407
Oil States International, Inc. * (Oil & Gas Services)	2,160	59,400
Old Dominion Freight Line, Inc. * (Transportation)	1,512	45,405
Old National Bancorp (Banks)	5,400	103,140
Olin Corp. (Chemicals)	3,672	56,402
OM Group, Inc. * (Chemicals)	1,512	66,437
OMEGA Healthcare Investors, Inc. (REIT)	5,616	84,296
OmniVision Technologies, Inc. * (Semiconductors)	2,592	36,988
ON Semiconductor Corp. * (Semiconductors)	8,424	49,533
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	2,808	48,550
Open Solutions, Inc. * (Software)	1,728	49,784
Openwave Systems, Inc. * (Internet)	4,752	44,479
Opsware, Inc. * (Internet)	5,400	48,654
Orbital Sciences Corp. * (Aerospace/Defense)	3,456	64,869
Oregon Steel Mills, Inc. * (Iron/Steel)	1,512	73,890
Oriental Financial Group, Inc. (Banks)	4,968	59,219

See accompanying notes to the Schedules of Portfolio Investments.

OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	2,592	97,279
Owens & Minor, Inc. (Distribution/Wholesale)	2,160	71,041
P.F. Chang’s China Bistro, Inc. * (Retail)	1,512	52,482
Pacer International, Inc. (Transportation)	2,160	59,962
Pacific Sunwear of California, Inc. * (Retail)	3,456	52,116
Palm, Inc. * (Computers)	4,104	59,754
Palomar Medical Technologies, Inc. * (Healthcare - Products)	1,080	45,576
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,944	35,459
Parallel Petroleum Corp. * (Oil & Gas)	2,376	47,663
Parametric Technology Corp. * (Software)	5,832	101,826
PAREXEL International Corp. * (Commercial Services)	1,944	64,327
Parker Drilling Co. * (Oil & Gas)	6,264	44,349
Pathmark Stores, Inc. * (Food)	4,752	47,282
Payless ShoeSource, Inc. * (Retail)	3,024	75,298
Peet’s Coffee & Tea, Inc. * (Beverages)	1,728	43,217
Penn Virginia Corp. (Oil & Gas)	1,080	68,483
Penwest Pharmaceuticals Co. * (Pharmaceuticals)	1,944	32,368
Per-Se Technologies, Inc. * (Software)	2,376	54,125
Pericom Semiconductor Corp. * (Semiconductors)	5,832	56,862
Perot Systems Corp. - Class A * (Computers)	4,536	62,551
Perrigo Co. (Pharmaceuticals)	4,320	73,310
Perry Ellis International, Inc. * (Apparel)	2,160	66,701
PETCO Animal Supplies, Inc. * (Retail)	3,024	86,607
Petrohawk Energy Corp. * (Oil & Gas)	3,888	40,357
PFF Bancorp, Inc. (Savings & Loans)	3,024	112,009
PHH Corp. * (Commercial Services)	2,592	71,021
Phillips-Van Heusen Corp. (Apparel)	2,592	108,268
Photronics, Inc. * (Semiconductors)	3,024	42,729
Pier 1 Imports, Inc. (Retail)	4,968	36,863
Pilgrim’s Pride Corp. (Food)	1,944	53,168
Pinnacle Entertainment, Inc. * (Entertainment)	2,376	66,813
Pioneer Drilling Co. * (Oil & Gas)	2,808	36,055
Piper Jaffray * (Diversified Financial Services)	1,080	65,470
Placer Sierra Bancshares (Banks)	2,808	62,366
Plantronics, Inc. (Telecommunications)	2,376	41,651
Plexus Corp. * (Electronics)	2,160	41,472
PNM Resources, Inc. (Electric)	3,672	101,237
Polaris Industries, Inc. (Leisure Time)	1,944	79,996
Polycom, Inc. * (Telecommunications)	4,104	100,670
PolyMedica Corp. (Healthcare - Products)	1,296	55,482

See accompanying notes to the Schedules of Portfolio Investments.

PolyOne Corp. * (Chemicals)	5,832	48,581
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	1,080	47,380
Potlatch Corp. (Forest Products & Paper)	1,944	72,123
Powerwave Technologies, Inc. * (Telecommunications)	5,832	44,323
Preferred Bank (Banks)	2,376	142,488
Premiere Global Services, Inc. * (Telecommunications)	5,616	48,747
Priceline.com, Inc. * (Internet)	1,512	55,626
PrivateBancorp, Inc. (Banks)	1,944	88,880
ProAssurance Corp. * (Insurance)	1,944	95,801
Progenics Pharmaceuticals, Inc. * (Pharmaceuticals)	1,944	45,606
Progress Software Corp. * (Software)	2,376	61,776
Prosperity Bancshares, Inc. (Banks)	2,592	88,232
PSS World Medical, Inc. * (Healthcare - Products)	3,672	73,403
Psychiatric Solutions, Inc. * (Healthcare - Services)	2,592	88,362
Quanex Corp. (Metal Fabricate/Hardware)	1,728	52,445
Quantum Corp. * (Computers)	15,120	32,962
Quest Resource Corp. * (Oil & Gas)	3,024	26,853
Quest Software, Inc. * (Software)	3,672	52,436
Quiksilver, Inc. * (Apparel)	6,048	73,483
Rackable Systems, Inc. * (Computers)	1,296	35,472
Radio One, Inc. - Class D * (Media)	5,832	36,450
RadiSys Corp. * (Computers)	2,160	45,900
Ralcorp Holdings, Inc. * (Food)	1,512	72,924
Ramco-Gershenson Properties Trust (REIT)	3,456	110,419
RBC Bearings, Inc. * (Metal Fabricate/Hardware)	2,160	52,164
RCN Corp. * (Telecommunications)	2,592	73,354
Reader’s Digest Association, Inc. (Media)	6,048	78,381
RealNetworks, Inc. * (Internet)	5,400	57,294
Red Robin Gourmet Burgers, Inc. * (Retail)	1,080	49,799
Redback Networks, Inc. * (Internet)	2,808	38,975
Regal-Beloit Corp. (Hand/Machine Tools)	1,512	65,772
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	3,024	47,447
Regis Corp. (Retail)	2,160	77,436
Rent-A-Center, Inc. * (Commercial Services)	3,240	94,900
Rentech, Inc. * (Environmental Control)	8,424	39,003
Republic Bancorp, Inc. (Banks)	7,560	100,775
Republic Property Trust (REIT)	6,048	66,649
Resources Connection, Inc. * (Commercial Services)	2,592	69,440
Rewards Network, Inc. * (Commercial Services)	4,968	24,194
RF Micro Devices, Inc. * (Telecommunications)	9,288	70,403
Rofin-Sinar Technologies, Inc. * (Electronics)	1,080	65,632

See accompanying notes to the Schedules of Portfolio Investments.

Rogers Corp. * (Electronics)	1,080	66,690
RTI International Metals, Inc. * (Mining)	1,080	47,066
Ruby Tuesday, Inc. (Retail)	3,024	85,247
Rush Enterprises, Inc. * (Retail)	2,376	39,632
Ryan’s Restaurant Group, Inc. * (Retail)	5,400	85,698
Ryerson, Inc. (Iron/Steel)	1,512	33,098
Safety Insurance Group, Inc. (Insurance)	1,296	63,063
Saia, Inc. * (Transportation)	1,512	49,291
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	3,240	43,934
Saxon Capital, Inc. (REIT)	4,104	57,620
ScanSource, Inc. * (Distribution/Wholesale)	1,944	58,962
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	1,296	40,876
Sciele Pharma, Inc. * (Pharmaceuticals)	1,728	32,556
Seabright Insurance Holdings * (Insurance)	2,808	39,228
Select Comfort Corp. * (Retail)	2,592	56,713
Semtech Corp. * (Semiconductors)	4,104	52,367
Shuffle Master, Inc. * (Entertainment)	1,944	52,507
Signature Bank * (Banks)	2,592	80,171
Silicon Image, Inc. * (Semiconductors)	5,184	65,940
Simpson Manufacturing Co., Inc. (Building Materials)	1,944	52,546
Sinclair Broadcast Group, Inc. - Class A (Media)	5,616	44,086
SiRF Technology Holdings, Inc. * (Semiconductors)	2,376	57,000
Sirona Dental Systems, Inc. (Healthcare - Products)	1,080	35,564
Skyline Corp. (Home Builders)	1,512	57,774
SkyWest, Inc. (Airlines)	3,024	74,148
Skyworks Solutions, Inc. * (Semiconductors)	8,640	44,842
Sohu.com, Inc. * (Internet)	1,512	33,294
Sonic Corp. * (Retail)	4,320	97,675
SonicWALL, Inc. * (Internet)	4,752	51,892
SonoSite, Inc. * (Healthcare - Products)	1,296	36,806
Sonus Networks, Inc. * (Telecommunications)	12,744	67,033
Sotheby’s (Commercial Services)	2,808	90,530
Southwest Bancorp, Inc. (Banks)	3,456	89,234
Southwest Gas Corp. (Water)	3,888	47,550
Spartan Stores, Inc. (Food)	3,240	54,756
Spartech Corp. (Chemicals)	2,592	69,388
Spherion Corp. * (Commercial Services)	4,536	32,432
Spirit Finance Corp. (REIT)	7,560	87,772
SPSS, Inc. * (Software)	1,296	32,309
SRA International, Inc. - Class A * (Computers)	1,944	58,437

See accompanying notes to the Schedules of Portfolio Investments.

Stage Stores, Inc. (Retail)	1,728	50,700
Stamps.com, Inc. * (Internet)	1,296	24,702
Standex International Corp. (Miscellaneous Manufacturing)	2,376	66,243
Stepan Co. (Chemicals)	1,944	56,823
STERIS Corp. (Healthcare - Products)	3,240	77,954
Sterling Bancorp (Banks)	3,456	67,945
Sterling Bancshares, Inc. (Banks)	4,968	100,602
Sterling Financial Corp. - Spokane (Savings & Loans)	2,376	77,054
Steven Madden, Ltd. (Apparel)	1,512	59,331
Stone Energy Corp. * (Oil & Gas)	1,296	52,462
Strategic Hotels & Resorts, Inc. (REIT)	4,104	81,588
Strayer Education, Inc. (Commercial Services)	648	70,120
Sun-Times Media Group, Inc. - Class A (Media)	7,560	49,745
Sunrise Assisted Living, Inc. * (Healthcare - Services)	2,160	64,519
Sunstone Hotel Investors, Inc. (REIT)	3,240	96,293
Superior Essex, Inc. * (Electrical Components & Equipment)	1,512	51,786
SVB Financial Group * (Banks)	2,160	96,422
Swift Energy Co. * (Oil & Gas)	1,512	63,232
SWS Group, Inc. (Diversified Financial Services)	2,160	53,762
Sybase, Inc. * (Software)	4,104	99,480
Sycamore Networks, Inc. * (Telecommunications)	12,096	45,723
Sykes Enterprises, Inc. * (Computers)	2,376	48,352
Symyx Technologies, Inc. * (Chemicals)	2,376	50,347
Synagro Technologies, Inc. (Environmental Control)	11,232	47,399
Take-Two Interactive Software, Inc. * (Software)	3,888	55,443
TALX Corp. (Computers)	1,944	47,667
Tanger Factory Outlet Centers, Inc. (REIT)	2,592	92,327
Technitrol, Inc. (Electronics)	2,592	77,371
Tekelec * (Telecommunications)	3,672	47,589
Teledyne Technologies, Inc. * (Aerospace/Defense)	1,944	76,983
Telik, Inc. * (Biotechnology)	3,456	61,482
Tempur-Pedic International, Inc. * (Home Furnishings)	3,024	51,922
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	2,376	55,575
Tessera Technologies, Inc. * (Semiconductors)	2,592	90,150
Tetra Tech, Inc. * (Environmental Control)	3,456	60,204
Texas Industries, Inc. (Building Materials)	1,080	56,225
Texas Regional Bancshares, Inc. - Class A (Banks)	2,808	107,968
Texas Roadhouse, Inc. - Class A * (Retail)	3,888	47,745
The BISYS Group, Inc. * (Computers)	5,832	63,336
The Cato Corp. - Class A (Retail)	2,160	47,326

See accompanying notes to the Schedules of Portfolio Investments.

The Children’s Place Retail Stores, Inc. * (Retail)	1,080	69,152
The Commerce Group, Inc. (Insurance)	3,024	90,872
The Finish Line, Inc. - Class A (Retail)	3,024	38,163
The Genlyte Group, Inc. * (Building Materials)	1,296	92,275
The Geo Group, Inc. * (Commercial Services)	1,296	54,756
The Gymboree Corp. * (Apparel)	1,728	72,887
The Hain Celestial Group, Inc. * (Food)	2,160	55,210
The Medicines Co. * (Pharmaceuticals)	3,240	73,094
The Men’s Wearhouse, Inc. (Retail)	2,160	80,374
The Mills Corp. (REIT)	2,808	46,922
The Nautilus Group, Inc. (Leisure Time)	2,592	35,640
The Pantry, Inc. * (Retail)	1,080	60,880
The Phoenix Cos., Inc. (Insurance)	5,832	81,648
The Standard Register Co. (Household Products/Wares)	4,104	54,173
The Steak n Shake Co. * (Retail)	3,240	54,724
The Stride Rite Corp. (Apparel)	4,752	66,338
The Timberland Co. - Class A * (Apparel)	2,592	74,572
The Topps Co., Inc. (Toys/Games/Hobbies)	6,696	59,996
The TriZetto Group, Inc. * (Internet)	3,456	52,324
The Ultimate Software Group, Inc. * (Software)	1,944	45,742
The Warnaco Group, Inc. * (Apparel)	2,808	54,307
Thoratec Corp. * (Healthcare - Products)	3,024	47,205
THQ, Inc. * (Software)	3,024	88,210
Tibco Software, Inc. * (Internet)	10,368	93,104
Time Warner Telecom, Inc. - Class A * (Telecommunications)	3,888	73,911
Trammell Crow Co. * (Real Estate)	1,944	70,975
Transaction Systems Architect, Inc. * (Software)	1,728	59,305
Tredegar Corp. (Miscellaneous Manufacturing)	3,024	50,622
TreeHouse Foods, Inc. * (Food)	2,160	51,084
Triarc Cos., Inc. (Retail)	4,752	71,850
Trico Marine Services, Inc. * (Oil & Gas Services)	1,728	58,320
Trident Microsystems, Inc. * (Software)	3,024	70,338
TriQuint Semiconductor, Inc. * (Semiconductors)	10,368	53,914
Trump Entertainment Resorts, Inc. * (Lodging)	2,376	40,297
Trustreet Properties, Inc. (REIT)	4,752	59,448
TTM Technologies, Inc. * (Electronics)	2,808	32,854
Tupperware Corp. (Household Products/Wares)	3,672	71,457
Tween Brands, Inc. * (Retail)	1,512	56,851
Tyler Technologies, Inc. * (Computers)	4,320	55,858

See accompanying notes to the Schedules of Portfolio Investments.

U-Store-It Trust (REIT)	3,456	74,166
UAP Holding Corp. (Chemicals)	3,024	64,623
UCBH Holdings, Inc. (Banks)	5,616	98,055
Umpqua Holdings Corp. (Banks)	3,672	105,019
Under Armour, Inc. - Class A * (Retail)	1,080	43,222
United Fire & Casualty Co. (Insurance)	1,728	54,086
United Natural Foods, Inc. * (Food)	2,160	66,938
United Online, Inc. (Internet)	4,104	49,987
United Stationers, Inc. * (Distribution/Wholesale)	1,512	70,323
United Surgical Partners International, Inc. * (Healthcare - Services)	2,160	53,633
United Therapeutics Corp. * (Pharmaceuticals)	1,080	56,743
Universal Compression Holdings, Inc. * (Oil & Gas Services)	1,296	69,271
Universal Corp. (Agriculture)	1,728	63,124
Universal Forest Products, Inc. (Building Materials)	864	42,379
USA Mobility, Inc. (Telecommunications)	1,944	44,401
USEC, Inc. (Mining)	4,752	45,809
UTStarcom, Inc. * (Telecommunications)	6,696	59,394
Vail Resorts, Inc. * (Entertainment)	1,728	69,155
Valassis Communications, Inc. * (Commercial Services)	2,592	45,749
Valeant Pharmaceuticals International (Pharmaceuticals)	4,536	89,723
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,080	56,430
ValueClick, Inc. * (Internet)	4,968	92,107
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	2,592	95,125
Varian, Inc. * (Electronics)	1,728	79,263
Veeco Instruments, Inc. * (Semiconductors)	1,944	39,172
Ventana Medical Systems, Inc. * (Healthcare - Products)	1,512	61,735
Veritas DGC, Inc. * (Oil & Gas Services)	1,728	113,736
ViaSat, Inc. * (Telecommunications)	1,728	43,338
Viasys Healthcare, Inc. * (Healthcare - Products)	1,944	52,955
Virginia Commerce Bancorp, Inc. * (Banks)	2,808	62,338
Visteon Corp. * (Auto Parts & Equipment)	6,912	56,333
W Holding Co., Inc. (Banks)	8,856	52,339
W-H Energy Services, Inc. * (Oil & Gas Services)	1,512	62,703
W.R. Grace & Co. * (Chemicals)	3,672	48,691
Wabtec Corp. (Machinery-Diversified)	2,376	64,461
Waddell & Reed Financial, Inc. (Diversified Financial Services)	4,752	117,611
Warren Resources, Inc. * (Oil & Gas)	3,672	44,725
Washington Group International, Inc. (Engineering & Construction)	1,296	76,283

See accompanying notes to the Schedules of Portfolio Investments.

Watsco, Inc. (Distribution/Wholesale)	1,296	59,629
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	2,160	88,387
WebEx Communications, Inc. *	1,944	75,855
(Internet)webMethods, Inc. * (Internet)	4,320	33,048
Websense, Inc. * (Internet)	2,592	56,013
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,728	67,859
Westamerica Bancorp (Banks)	2,376	120,012
Westar Energy, Inc. (Electric)	4,536	106,641
Whiting Petroleum Corp. * (Oil & Gas)	1,728	69,293
Wilshire Bancorp, Inc. (Banks)	3,456	65,802
Wind River Systems, Inc. * (Software)	4,320	46,267
Winnebago Industries, Inc. (Home Builders)	1,944	61,002
Winston Hotels, Inc. (REIT)	7,128	87,817
Wintrust Financial Corp. (Banks)	1,728	86,659
Witness Systems, Inc. * (Software)	2,160	37,865
WMS Industries, Inc. * (Leisure Time)	1,728	50,475
Wolverine World Wide, Inc. (Apparel)	3,024	85,609
World Acceptance Corp. * (Diversified Financial Services)	1,512	66,498
World Fuel Services Corp. (Retail)	1,512	61,160
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,672	62,644
Wright Express Corp. * (Commercial Services)	2,160	51,970
Wright Medical Group, Inc. * (Healthcare - Products)	2,376	57,618
Yankee Candle Co., Inc. (Household Products/Wares)	2,160	63,223
Zale Corp. * (Retail)	2,592	71,902
Zenith National Insurance Corp. (Insurance)	1,944	77,546
Zoll Medical Corp. * (Healthcare - Products)	1,728	62,018
Zoran Corp. * (Semiconductors)	2,592	41,679
Zymogenetics, Inc. * (Pharmaceuticals)	2,592	43,727

TOTAL COMMON STOCKS (Cost $47,118,969)		49,081,396

	Principal Amount
Repurchase Agreements (22.1%)
UBS**, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $14,580,951 (Collateralized by $14,719,000 of various U. S. Government Agency Obligations, 3.25% - 6.00%, 8/15/08 – 5/15/11, market value $14,872,134)	$14,575,000	14,575,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,575,000)		14,575,000

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Rights/Warrants (NM)
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	149	$10

TOTAL RIGHTS/WARRANTS (Cost $0)		10

TOTAL INVESTMENT SECURITIES (Cost $61,693,969) - 96.5% of net assets		$63,656,406

Percentages indicated are based on net assets of $65,966,986.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

(a)	Escrowed Security

REIT	Real Estate Investment Trust

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $29,196,000)	80	$693,640
E-Mini Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $16,495,740)	226	135,997

Swap Agreements

	Units
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/30/06 (Underlying notional amount at value $34,215,836)	47,156	(328,759)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/30/06 (Underlying notional amount at value $3,130,127)	4,314	(30,527)

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Advertising	0.2%
Aerospace/Defense	0.9%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.4%
Apparel	1.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.7%
Banks	5.6%
Beverages	0.1%
Biotechnology	1.8%
Building Materials	0.7%
Chemicals	1.2%
Coal	0.1%
Commercial Services	4.3%
Computers	2.3%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.7%
Electric	1.5%
Electrical Components & Equipment	0.8%
Electronics	1.6%
Energy-Alternate Sources	0.2%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.4%
Food	0.9%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	0.2%
Healthcare-Products	2.7%
Healthcare-Services	1.2%
Home Builders	0.5%
Home Furnishings	0.3%
Household Products/Wares	0.7%
Insurance	1.4%
Internet	2.8%
Investment Companies	0.4%
Iron/Steel	0.5%
Leisure Time	0.5%
Lodging	0.4%
Machinery-Construction & Mining	0.1%
Machinery-Diversified	0.9%
Media	1.1%
Metal Fabricate/Hardware	0.7%
Mining	0.4%
Miscellaneous Manufacturing	1.0%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.1%
Oil & Gas Services	1.4%
Packaging & Containers	0.2%
Pharmaceuticals	2.7%
Real Estate	0.1%
Real Estate Investment Trust	4.9%
Retail	5.2%
Savings & Loans	1.2%
Semiconductors	2.5%
Software	2.9%
Storage/Warehousing	0.1%
Telecommunications	3.9%
Toys/Games/Hobbies	0.2%
Transportation	1.2%
Trucking & Leasing	0.1%
Water	0.3%
Other ***	22.1%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraOTC

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (81.3%)
Activision, Inc. * (Software)	10,205	$154,096
Adobe Systems, Inc. * (Software)	23,079	864,309
Akamai Technologies, Inc. * (Internet)	6,123	306,089
Altera Corp. * (Semiconductors)	20,567	378,021
Amazon.com, Inc. * (Internet)	11,304	363,084
American Power Conversion Corp. (Electrical Components & Equipment)	7,850	172,386
Amgen, Inc. * (Biotechnology)	22,137	1,583,460
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	4,867	214,489
Apollo Group, Inc. - Class A * (Commercial Services)	7,065	347,881
Apple Computer, Inc. * (Computers)	48,513	3,736,955
Applied Materials, Inc. (Semiconductors)	32,342	573,424
ATI Technologies, Inc. * (Semiconductors)	10,205	218,897
Autodesk, Inc. * (Software)	9,734	338,549
BEA Systems, Inc. * (Software)	14,758	224,322
Bed Bath & Beyond, Inc. * (Retail)	15,386	588,668
Biogen Idec, Inc. * (Biotechnology)	15,229	680,432
Biomet, Inc. (Healthcare - Products)	13,345	429,575
Broadcom Corp. - Class A * (Semiconductors)	17,427	528,735
C.H. Robinson Worldwide, Inc. (Transportation)	6,751	300,960
Cadence Design Systems, Inc. * (Computers)	11,932	202,367
CDW Corp. (Distribution/Wholesale)	3,297	203,359
Celgene Corp. * (Biotechnology)	14,130	611,829
Check Point Software Technologies, Ltd. * (Internet)	9,577	182,442
CheckFree Corp. * (Internet)	3,611	149,207
Cintas Corp. (Textiles)	7,850	320,516
Cisco Systems, Inc. * (Telecommunications)	88,862	2,043,826
Citrix Systems, Inc. * (Software)	8,949	324,043
Cognizant Technology Solutions Corp. * (Computers)	5,652	418,587
Comcast Corp. - Special Class A * (Media)	38,936	1,434,791
Comverse Technology, Inc. * (Telecommunications)	8,478	181,768
Costco Wholesale Corp. (Retail)	10,048	499,185
Dell, Inc. * (Computers)	34,069	778,135
DENTSPLY International, Inc. (Healthcare - Products)	5,966	179,636
Discovery Holding Co. - Class A * (Media)	9,734	140,754
eBay, Inc. * (Internet)	43,018	1,219,990
EchoStar Communications Corp. - Class A * (Media)	8,635	282,709
Electronic Arts, Inc. * (Software)	12,560	699,341
Expedia, Inc. * (Internet)	13,345	209,250
Expeditors International of Washington, Inc. (Transportation)	8,478	377,949

See accompanying notes to the Schedules of Portfolio Investments.

Express Scripts, Inc. * (Pharmaceuticals)	5,024	379,262
Fastenal Co. (Distribution/Wholesale)	5,809	224,053
Fiserv, Inc. * (Software)	8,949	421,408
Flextronics International, Ltd. * (Electronics)	25,591	323,470
Garmin, Ltd. (Electronics)	8,164	398,240
Genzyme Corp. * (Biotechnology)	13,345	900,387
Gilead Sciences, Inc. * (Pharmaceuticals)	18,369	1,261,950
Google, Inc. - Class A * (Internet)	5,495	2,208,440
IAC/InterActiveCorp * (Internet)	12,717	365,741
Intel Corp. (Semiconductors)	82,268	1,692,253
Intuit, Inc. * (Software)	17,584	564,271
Intuitive Surgical, Inc. * (Healthcare - Products)	1,570	165,557
JDS Uniphase Corp. * (Telecommunications)	78,814	172,603
Joy Global, Inc. (Machinery - Construction & Mining)	4,710	177,143
Juniper Networks, Inc. * (Telecommunications)	15,072	260,444
KLA -Tencor Corp. (Semiconductors)	9,734	432,871
Lam Research Corp. * (Semiconductors)	5,966	270,439
Lamar Advertising Co. * (Advertising)	3,297	176,093
Liberty Global, Inc. - Class A * (Media)	9,263	238,430
Lincare Holdings, Inc. * (Healthcare - Services)	3,611	125,085
Linear Technology Corp. (Semiconductors)	16,485	513,013
Marvell Technology Group, Ltd. * (Semiconductors)	22,765	440,958
Maxim Integrated Products, Inc. (Semiconductors)	18,369	515,618
MedImmune, Inc. * (Biotechnology)	10,362	302,674
Microchip Technology, Inc. (Semiconductors)	7,222	234,137
Microsoft Corp. (Software)	139,730	3,818,820
Millicom International Cellular SA * (Telecommunications)	3,925	160,611
Monster Worldwide, Inc. * (Internet)	5,338	193,182
Network Appliance, Inc. * (Computers)	15,857	586,868
NII Holdings, Inc. - Class B * (Telecommunications)	6,123	380,606
NTL, Inc. (Telecommunications)	14,444	367,311
NVIDIA Corp. * (Semiconductors)	14,130	418,107
Oracle Corp. * (Software)	89,019	1,579,196
PACCAR, Inc. (Auto Manufacturers)	11,304	644,554
Patterson Cos., Inc. * (Healthcare - Products)	5,495	184,687
Patterson-UTI Energy, Inc. (Oil & Gas)	6,751	160,404
Paychex, Inc. (Commercial Services)	14,758	543,832
Petsmart, Inc. (Retail)	5,652	156,843
Qualcomm, Inc. (Telecommunications)	81,169	2,950,492
Red Hat, Inc. * (Software)	7,693	162,168
Research In Motion, Ltd. * (Computers)	7,536	773,646
Ross Stores, Inc. (Retail)	5,652	143,617

See accompanying notes to the Schedules of Portfolio Investments.

SanDisk Corp. * (Computers)	7,379	395,072
Sears Holdings Corp. * (Retail)	6,594	1,042,445
Sepracor, Inc. * (Pharmaceuticals)	4,396	212,942
Sigma-Aldrich Corp. (Chemicals)	2,669	201,963
Sirius Satellite Radio, Inc. * (Media)	62,015	242,479
Staples, Inc. (Retail)	19,939	485,116
Starbucks Corp. * (Retail)	42,861	1,459,418
Sun Microsystems, Inc. * (Computers)	62,015	308,215
Symantec Corp. * (Internet)	42,076	895,377
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	4,239	146,034
Tellabs, Inc. * (Telecommunications)	10,362	113,568
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	25,120	856,341
Urban Outfitters, Inc. * (Retail)	7,065	124,980
VeriSign, Inc. * (Internet)	9,263	187,113
Whole Foods Market, Inc. (Food)	5,652	335,898
Wynn Resorts, Ltd. * (Lodging)	4,553	309,650
Xilinx, Inc. (Semiconductors)	18,369	403,200
XM Satellite Radio Holdings, Inc. - Class A * (Media)	11,304	145,709
Yahoo!, Inc. * (Internet)	27,004	682,661

TOTAL COMMON STOCKS (Cost $41,186,933)		57,001,681

	Principal Amount
Repurchase Agreements (12.7%)
UBS**, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $8,918,640 (Collateralized by $9,008,000 of various Federal National Mortgage Association Securities, 5.00% - 5.25%, 6/15/08 - 9/15/08, market value $9,095,109)	$8,915,000	$8,915,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,915,000)		8,915,000

TOTAL INVESTMENT SECURITIES (Cost $50,101,933) - 94.0% of net assets		$65,916,681

Percentages indicated are based on net assets of $70,096,672.

*	Non-income producing security

**	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring December 2006 (Underlying face amount at value $23,206,050)	139	$510,222
E-Mini NASDAQ Futures Contract expiring December 2006 (Underlying face amount at value $3,873,240)	116	43,337

Swap Agreements
	Units
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/30/06 (Underlying notional amount at value $30,733,498)	18,580	(72,008)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/30/06 (Underlying notional amount at value $25,496,744)	15,414	(31,422)

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Advertising	0.3%
Auto Manufacturers	0.9%
Biotechnology	5.8%
Chemicals	0.3%
Commercial Services	1.3%
Computers	10.3%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.2%
Electronics	1.0%
Food	0.5%
Healthcare - Products	1.4%
Healthcare - Services	0.2%
Internet	9.9%
Lodging	0.4%
Machinery – Construction & Mining	0.3%
Media	3.5%
Oil & Gas	0.2%
Pharmaceuticals	4.2%
Retail	6.4%
Semiconductors	9.4%
Software	13.0%
Telecommunications	9.7%
Textiles	0.5%
Transportation	1.0%
Other***	12.7%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Bear

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (79.7%)
Federal Agricultural Mortgage Corp. *, 4.50%, 10/2/06	$14,605,000	$14,603,174
Federal Farm Credit Bank *, 4.50%, 10/2/06	14,605,000	14,603,175
Federal Home Loan Bank *, 4.50%, 10/2/06	14,605,000	14,603,174
Federal National Mortgage Association *, 4.50%, 10/2/06	14,605,000	14,603,174

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,412,697)		58,412,697

Repurchase Agreements (19.9%)
UBS*, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $14,597,958 (Collateralized by $15,137,000 of various U.S. Government Agency Obligations, 3.25% - 3.375%, 9/14/07 – 8/15/08, market value $14,888,350)	14,592,000	14,592,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,592,000)		14,592,000

Options Purchased (NM)
	Contracts
S&P 500 Futures Call Option 1700 expiring December 2006	150	1,538

TOTAL OPTIONS PURCHASED (Cost $2,474)
		1,538

TOTAL INVESTMENT SECURITIES (Cost $73,007,173) -99.6% of net assets		$73,006,235

Percentages indicated are based on net assets of $73,312,240.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring December 2006 (Underlying face amount at value $7,397,500)	110	$(17,410)
S&P 500 Futures Contract expiring December 2006	68	(411,595)
(Underlying face amount at value $22,870,100)

Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/30/06 (Underlying notional amount at value $37,168,132)	(27,824)	30,206
Equity Index Swap Agreement based on the S&P 500 Index expiring 10/30/06 (Underlying notional amount at value $5,958,412)	(4,460)	4,842

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short Mid-Cap

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Principal Amount	Value
U.S Government Agency Obligations (77.8%)
Federal Agricultural Mortgage Corp. *, 4.50%, 10/2/06	$5,050,000	$5,049,369
Federal Farm Credit Bank *, 4.50%, 10/2/06	5,050,000	5,049,369
Federal Home Loan Bank *, 4.50%, 10/2/06	5,050,000	5,049,369
Federal National Mortgage Association *, 4.50%, 10/2/06	5,050,000	5,049,368

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,197,475)		20,197,475

Repurchase Agreements (19.4%)
UBS*, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $5,042,058 (Collateralized by $5,073,000 of various Federal National Mortgage Association Securities, 3.25% - 5.25%, 6/15/08 - 8/15/08, market value $5,142,565)	5,040,000	5,040,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,040,000)		5,040,000

	Contracts
Options Purchased (NM)
S&P MidCap 400 Futures Call Option 1100 expiring December 2006	30	630

TOTAL OPTIONS PURCHASED (Cost $870)		630

TOTAL INVESTMENT SECURITIES (Cost $25,238,345) - 97.2% of net assets		$25,238,105

Percentages indicated are based on net assets of $25,956,216.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring December 2006 (Underlying face amount at value $1,065,260)	14	$(1061)
S&P MidCap 400 Futures Contract expiring December 2006 (Underlying face amount at value $3,424,050)	9	(61,911)

Swap Agreements
	Units
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/30/06 (Underlying notional amount at value $21,425,669)	(28,407)	116,481
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 10/30/06 (Underlying notional amount at value $51,534)	(68)	279

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short Small-Cap

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (79.6%)
Federal Agricultural Mortgage Corp. *, 4.50%, 10/2/06	$7,078,000	$7,077,115
Federal Farm Credit Bank *, 4.50%, 10/2/06	7,078,000	7,077,115
Federal Home Loan Bank *, 4.50%, 10/2/06	7,078,000	7,077,115
Federal National Mortgage Association *, 4.50%, 10/2/06	7,078,000	7,077,116

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,308,461)		28,308,461

Repurchase Agreements (19.9%)
UBS*, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $7,073,887 (Collateralized by $7,110,000 of various Federal National Mortgage Association Securities, 3.25% - 5.25%, 6/15/08 - 9/15/08, market value $7,214,421)	7,071,000	7,071,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,071,000)		7,071,000

	Contracts
Options Purchased (NM)
Russell 2000 Futures Call Option 1100 expiring November 2006	100	1,900
Russell 2000 Futures Call Option 1100 expiring October 2006	50	425

TOTAL OPTIONS PURCHASED (Cost $4,425)		2,325

TOTAL INVESTMENT SECURITIES (Cost $35,383,886) - 99.5% of net assets		$35,381,786

Percentages indicated are based on net assets of $35,559,242.

*       All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM       Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

		Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $20,437,200)	280	$(161,411)

Futures Contracts Sold

Russell 2000 Futures Contract expiring December 2006 (Underlying face amount at value $26,641,350)	73	(631,779)

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/30/06 (Underlying notional amount at value $550)	(1)	$5
Equity Index Swap Agreement based on the Russell 2000 Index expiring 10/30/06 (Underlying notional amount at value $29,033,311)	(40,013)	281,222

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short Dow 30

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (80.1%)
Federal Agricultural Mortgage Corp. *, 4.50%, 10/2/06	$231,000	$230,971
Federal Farm Credit Bank *, 4.50%, 10/2/06	231,000	230,971
Federal Home Loan Bank *, 4.50%, 10/2/06	231,000	230,971
Federal National Mortgage Association *, 4.50%, 10/2/06	231,000	230,971

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $923,884)		923,884

Repurchase Agreements (19.8%)
UBS*, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $229,094 (Collateralized by $241,000 Federal National Mortgage Association, 3.25%, 8/15/08 market value $234,680)	229,000	229,000

TOTAL REPURCHASE AGREEMENTS (Cost $229,000)		229,000

	Contracts
Options Purchased (NM)
Dow Jones Futures Call Option 14000 expiring October 2006	5	17

TOTAL OPTIONS PURCHASED (Cost $68)		17

TOTAL INVESTMENT SECURITIES (Cost $1,152,952) - 99.9% of net assets		$1,152,901

Percentages indicated are based on net assets of $1,154,271.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 10/30/06 (Underlying notional amount at value $1,155,722)	(99)	$1,332

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short OTC

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (77.7%)
Federal Agricultural Mortgage Corp. *, 4.50%, 10/2/06	$10,701,000	$10,699,662
Federal Farm Credit Bank *, 4.50%, 10/2/06	10,701,000	10,699,662
Federal Home Loan Bank *, 4.50%, 10/2/06	10,701,000	10,699,663
Federal National Mortgage Association *, 4.50%, 10/2/06	10,701,000	10,699,663

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $42,798,650)		42,798,650

Repurchase Agreements (19.4%)
UBS*, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $10,693,365 (Collateralized by $10,718,000 of various U.S. Government Agency Obligations, 3.25% - 6.00%, 8/15/08 - 5/15/11, market value $10,903,626)	10,689,000	10,689,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,689,000)		10,689,000

	Contracts
Options Purchased (NM)
NASDAQ Futures Call Option 2600 expiring Nov 2006	250	950

TOTAL OPTIONS PURCHASED (Cost $2,375)		950

TOTAL INVESTMENT SECURITIES (Cost $53,490,025) - 97.1% of net assets		$53,488,600

Percentages indicated are based on net assets of $55,108,916.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring December 2006 (Underlying face amount at value $500,850)	15	$3,180

Futures Contracts Sold
NASDAQ Futures Contract expiring December 2006 (Underlying face amount at value $5,843,250)	35	(160,671)

Swap Agreements
	Units
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/30/06 (Underlying notional amount at value $31,935,913)	(19,307)	38,737
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/30/06 (Underlying notional amount at value $17,845,132)	(10,788)	21,645

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraShort Dow 30

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (79.8%)
Federal Agricultural Mortgage Corp. *, 4.50%, 10/2/06	$39,000	$38,995
Federal Farm Credit Bank *, 4.50%, 10/2/06	39,000	38,995
Federal Home Loan Bank *, 4.50%, 10/2/06	39,000	38,995
Federal National Mortgage Association *, 4.50%, 10/2/06	39,000	38,995

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $155,980)		155,980

Repurchase Agreements (19.9%)
UBS*, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $39,016 (Collateralized by $41,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $39,925)	39,000	39,000

TOTAL REPURCHASE AGREEMENTS (Cost $39,000)		39,000

	Contracts
Options Purchased (NM)
Dow Jones Futures Call Option 14000 expiring October 2006	5	17

TOTAL OPTIONS PURCHASED (Cost $68)		17

TOTAL INVESTMENT SECURITIES (Cost $195,048) - 99.7% of net assets		$194,997

Percentages indicated are based on net assets of $195,608.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on Dow Jones Industrial Average expiring 10/30/06 (Underlying notional amount at value $390,414)	(33)	$433

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraShort OTC

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (80.3%)
Federal Agricultural Mortgage Corp. *, 4.50%, 10/2/06	$39,000	$38,995
Federal Farm Credit Bank *, 4.50%, 10/2/06	39,000	38,995
Federal Home Loan Bank *, 4.50%, 10/2/06	39,000	38,995
Federal National Mortgage Association *, 4.50%, 10/2/06	39,000	38,996

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $155,981)		155,981

Repurchase Agreements (19.1%)
UBS*, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $37,015 (Collateralized by $39,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $37,977)	37,000	37,000

TOTAL REPURCHASE AGREEMENTS (Cost $37,000)		37,000

	Contracts
Options Purchased (NM)
NASDAQ Futures Call Option 2600 expiring Nov 2006	5	19

TOTAL OPTIONS PURCHASED (Cost $45)		19

TOTAL INVESTMENT SECURITIES (Cost $193,026) - 99.4% of net assets		$193,000

Percentages indicated are based on net assets of $194,212.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 10/30/06 (Underlying notional amount at value $396,902)	(240)	$481

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Banks

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (96.0%)
Amcore Financial, Inc. (Banks)	404	$12,237
AmSouth Bancorp (Banks)	6,666	193,581
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	404	11,538
Associated Banc-Corp (Banks)	2,424	78,780
Astoria Financial Corp. (Savings & Loans)	1,818	56,031
BancorpSouth, Inc. (Banks)	1,414	39,253
Bank of America Corp. (Banks)	92,112	4,934,439
Bank of Hawaii Corp. (Banks)	1,010	48,642
Bank of New York Co., Inc. (Banks)	15,352	541,312
BB&T Corp. (Banks)	10,908	477,552
BOK Financial Corp. (Banks)	404	21,250
Cathay Bancorp, Inc. (Banks)	808	29,169
Chittenden Corp. (Banks)	1,010	28,977
Citigroup, Inc. (Diversified Financial Services)	100,192	4,976,536
Citizens Banking Corp. (Banks)	808	21,218
City National Corp. (Banks)	808	54,184
Comerica, Inc. (Banks)	3,232	183,965
Commerce Bancorp, Inc. (Banks)	3,636	133,478
Commerce Bancshares, Inc. (Banks)	1,414	71,506
Commercial Capital Bancorp, Inc. (Savings & Loans)	1,010	16,099
Compass Bancshares, Inc. (Banks)	2,626	149,629
Cullen/Frost Bankers, Inc. (Banks)	1,212	70,078
Dime Community Bancshares, Inc. (Savings & Loans)	606	8,926
Doral Financial Corp. (Diversified Financial Services)	1,818	11,981
Downey Financial Corp. (Savings & Loans)	404	26,882
East-West Bancorp, Inc. (Banks)	1,212	48,007
F.N.B. Corp. (Banks)	1,212	20,192
Fifth Third Bancorp (Banks)	9,494	361,532
First BanCorp. (Banks)	1,414	15,639
First Horizon National Corp. (Banks)	2,424	92,136
First Midwest Bancorp, Inc. (Banks)	1,010	38,269
First Niagara Financial Group, Inc. (Savings & Loans)	2,222	32,397
FirstFed Financial Corp. * (Savings & Loans)	404	22,915
FirstMerit Corp. (Banks)	1,414	32,762
Fulton Financial Corp. (Banks)	3,434	55,596
Golden West Financial Corp. (Savings & Loans)	6,262	483,740
Greater Bay Bancorp (Banks)	1,010	28,492
Hancock Holding Co. (Banks)	606	32,451
Harbor Florida Bancshares, Inc. (Savings & Loans)	404	17,901
Hudson City Bancorp, Inc. (Savings & Loans)	10,706	141,855
Huntington Bancshares, Inc. (Banks)	4,646	111,179

See accompanying notes to the Schedules of Portfolio Investments.

IndyMac Bancorp, Inc. (Diversified Financial Services)	1,414	58,200
International Bancshares Corp. (Banks)	1,010	29,977
J.P. Morgan Chase & Co. (Diversified Financial Services)	70,094	3,291,614
KeyCorp (Banks)	8,282	310,078
Lazard, Ltd. - Class A. (Diversified Financial Services)	808	32,304
M&T Bank Corp. (Banks)	1,616	193,855
MAF Bancorp, Inc. (Savings & Loans)	606	25,022
Marshall & Ilsley Corp. (Banks)	4,444	214,112
Mercantile Bankshares Corp. (Banks)	2,626	95,245
National City Corp. (Banks)	11,514	421,412
NetBank, Inc. (Internet)	1,010	6,111
New York Community Bancorp (Savings & Loans)	5,454	89,337
NewAlliance Bancshares, Inc. (Savings & Loans)	2,020	29,593
North Fork Bancorp, Inc. (Banks)	8,686	248,767
Northern Trust Corp. (Banks)	3,838	224,254
Old National Bancorp (Banks)	1,212	23,149
Pacific Capital Bancorp (Banks)	1,010	27,240
Park National Corp. (Banks)	202	20,218
People’s Bank (Savings & Loans)	1,212	48,007
PFF Bancorp, Inc. (Savings & Loans)	404	14,964
PNC Financial Services Group (Banks)	5,858	424,354
Popular, Inc. (Banks)	5,050	98,172
Provident Bankshares Corp. (Banks)	606	22,452
Provident Financial Services, Inc. (Savings & Loans)	1,212	22,434
Regions Financial Corp. (Banks)	9,292	341,853
Republic Bancorp, Inc. (Banks)	1,414	18,849
Sky Financial Group, Inc. (Banks)	2,222	55,328
South Financial Group, Inc. (Banks)	1,414	36,806
Sovereign Bancorp, Inc. (Savings & Loans)	6,666	143,386
Sterling Bancshares, Inc. (Banks)	1,010	20,453
SunTrust Banks, Inc. (Banks)	7,272	561,980
Susquehanna Bancshares, Inc. (Banks)	1,010	24,684
SVB Financial Group * (Banks)	606	27,052
Synovus Financial Corp. (Banks)	5,454	160,184
TCF Financial Corp. (Banks)	2,424	63,727
TD Banknorth, Inc. (Banks)	2,020	58,338
Texas Regional Bancshares, Inc. - Class A (Banks)	1,010	38,835
The Colonial BancGroup, Inc. (Banks)	3,030	74,235
TrustCo Bank Corp. NY (Banks)	1,414	15,328
Trustmark Corp. (Banks)	1,010	31,744
U.S. Bancorp (Banks)	35,956	1,194,458
UCBH Holdings, Inc. (Banks)	1,818	31,742
Umpqua Holdings Corp. (Banks)	1,212	34,663
UnionBanCal Corp. (Banks)	1,010	61,509
United Bankshares, Inc. (Banks)	808	30,074
Valley National Bancorp (Banks)	2,424	61,982
W Holding Co., Inc. (Banks)	2,626	15,520
Wachovia Corp. (Banks)	24,018	1,340,204
Washington Federal, Inc. (Savings & Loans)	1,818	40,796

See accompanying notes to the Schedules of Portfolio Investments.

Washington Mutual, Inc. (Savings & Loans)	19,392	842,970
Webster Financial Corp. (Banks)	1,010	47,581
Wells Fargo & Co. (Banks)	36,330	1,314,419
Westamerica Bancorp (Banks)	606	30,609
Whitney Holding Corp. (Banks)	1,414	50,579
Wilmington Trust Corp. (Banks)	1,414	62,994
Wintrust Financial Corp. (Banks)	606	30,391
Zions Bancorp (Banks)	2,222	177,338

TOTAL COMMON STOCKS (Cost $23,355,742)		26,743,788

	Principal Amount
Repurchase Agreements (0.1%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $ 34,014 (Collateralized by $36,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $35,056)	$34,000	34,000

TOTAL REPURCHASE AGREEMENTS (Cost $34,000)		34,000

TOTAL INVESTMENT SECURITIES (Cost $23,389,742) - 96.1% of net assets		$26,777,788

Percentages indicated are based on net assets of $27,872,031.

*	Non-income producing security

ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Banks	58.6%
Diversified Financial Services	30.0%
Internet	NM
Savings & Loans	7.4%
Other**	0.1%

**	Includes non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Basic Materials

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (100.2%)
Air Products & Chemicals, Inc. (Chemicals)	10,458	$694,097
Airgas, Inc. (Chemicals)	3,320	120,084
AK Steel Holding Corp. * (Iron/Steel)	5,312	64,488
Albemarle Corp. (Chemicals)	1,992	108,225
Alcoa, Inc. (Mining)	44,156	1,238,135
Aleris International, Inc. * (Environmental Control)	1,660	83,896
Allegheny Technologies, Inc. (Iron/Steel)	4,814	299,383
Alpha Natural Resources, Inc. * (Coal)	2,656	41,859
Arch Coal, Inc. (Coal)	7,304	211,159
Ashland, Inc. (Chemicals)	3,652	232,925
Aventine Renewable Energy Holdings, Inc. * (Energy - Alternate Sources)	498	10,652
Avery Dennison Corp. (Household Products/Wares)	4,980	299,647
Bowater, Inc. (Forest Products & Paper)	2,822	58,049
Cabot Corp. (Chemicals)	2,822	104,978
Cambrex Corp. (Biotechnology)	1,328	27,503
Caraustar Industries, Inc. * (Forest Products & Paper)	1,494	11,907
Carpenter Technology Corp. (Iron/Steel)	1,162	124,927
Celanese Corp. - Series A (Chemicals)	5,478	98,056
Chaparral Steel Co. * (Iron/Steel)	2,158	73,501
Chemtura Corp. (Chemicals)	12,118	105,063
Cleveland-Cliffs, Inc. (Iron/Steel)	2,158	82,241
Coeur d’Alene Mines Corp. * (Mining)	14,110	66,458
Commercial Metals Co. (Metal Fabricate/Hardware)	6,142	124,867
CONSOL Energy, Inc. (Coal)	9,296	294,962
Cytec Industries, Inc. (Chemicals)	1,992	110,735
Du Pont (Chemicals)	46,480	1,991,204
Eastman Chemical Co. (Chemicals)	4,150	224,183
Ecolab, Inc. (Chemicals)	9,296	398,055
Ferro Corp. (Chemicals)	2,158	38,369
FMC Corp. (Chemicals)	1,826	116,992
Foundation Coal Holdings, Inc. (Coal)	2,324	75,228
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	9,462	503,946
Fuller (H.B.) Co. (Chemicals)	2,988	70,039
Georgia Gulf Corp. (Chemicals)	1,660	45,517
Headwaters, Inc. * (Energy - Alternate Sources)	2,158	50,390
Hercules, Inc. * (Chemicals)	5,810	91,624
Huntsman Corp. * (Chemicals)	4,648	84,594
International Coal Group, Inc. * (Coal)	6,142	25,919
International Flavors & Fragrances, Inc. (Chemicals)	4,150	164,091
International Paper Co. (Forest Products & Paper)	24,734	856,538

See accompanying notes to the Schedules of Portfolio Investments.

Kaiser Aluminum Corp. * (Mining)	498	22,081
Lubrizol Corp. (Chemicals)	3,486	159,415
Lyondell Chemical Co. (Chemicals)	11,288	286,377
Macdermid, Inc. (Chemicals)	1,328	43,319
Massey Energy Co. (Coal)	4,482	93,853
Meridian Gold, Inc. * (Mining)	5,146	127,930
Minerals Technologies, Inc. (Chemicals)	996	53,186
Monsanto Co. (Agriculture)	27,390	1,287,604
Neenah Paper, Inc. (Forest Products & Paper)	830	28,411
Newmont Mining Corp. (Mining)	20,916	894,159
NS Group, Inc. * (Metal Fabricate/Hardware)	1,162	75,007
Nucor Corp. (Iron/Steel)	14,276	706,518
Olin Corp. (Chemicals)	3,652	56,095
OM Group, Inc. * (Chemicals)	1,494	65,646
Oregon Steel Mills, Inc. * (Iron/Steel)	1,826	89,237
Peabody Energy Corp. (Coal)	13,446	494,543
Phelps Dodge Corp. (Mining)	10,292	871,732
PPG Industries, Inc. (Chemicals)	8,300	556,764
Praxair, Inc. (Chemicals)	16,434	972,235
Reliance Steel & Aluminum Co. (Iron/Steel)	3,154	101,370
Rohm & Haas Co. (Chemicals)	7,304	345,844
RPM, Inc. (Chemicals)	5,976	113,484
RTI International Metals, Inc. * (Mining)	1,162	50,640
Ryerson, Inc. (Iron/Steel)	1,162	25,436
Schulman (A.), Inc. (Chemicals)	1,494	35,124
Sensient Technologies Corp. (Chemicals)	2,324	45,481
Sigma-Aldrich Corp. (Chemicals)	2,988	226,102
Southern Copper Corp. (Mining)	1,826	168,905
Steel Dynamics, Inc. (Iron/Steel)	2,490	125,621
Stillwater Mining Co. * (Mining)	2,158	18,127
The Dow Chemical Co. (Chemicals)	48,804	1,902,380
The Mosaic Co. * (Chemicals)	7,470	126,243
Titanium Metals Corp. * (Mining)	3,984	100,716
Tredegar Corp. (Miscellaneous Manufacturing)	1,328	22,231
Tronox, Inc. - Class B (Chemicals)	1,162	14,839
United States Steel Corp. (Iron/Steel)	6,308	363,845
USEC, Inc. (Mining)	4,316	41,606
Valspar Corp. (Chemicals)	4,814	128,052
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,490	33,615
Weyerhaeuser Co. (Forest Products & Paper)	12,450	766,049
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,652	62,303

TOTAL COMMON STOCKS (Cost $15,394,168)		21,126,611

	Principal Amount
Repurchase Agreements (0.3%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $59,024 (Collateralized by $62,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $60,374)	$59,000	59,000

TOTAL REPURCHASE AGREEMENTS (Cost $59,000)		59,000

TOTAL INVESTMENT SECURITIES (Cost $15,453,168) - 100.5% of net assets		$21,185,611

Percentages indicated are based on net assets of $21,074,911.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Agriculture	6.1%
Biotechnology	0.1%
Chemicals	47.1%
Coal	5.9%
Energy – Alternate Sources	0.3%
Environmental Control	0.4%
Forest Products & Paper	8.3%
Household Products/Wares	1.4%
Iron/Steel	9.8%
Metal Fabricate/Hardware	1.2%
Mining	19.5%
Miscellaneous Manufacturing	0.1%
Other**	0.3%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Biotechnology

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (85.3%)
Affymetrix, Inc. * (Biotechnology)	3,094	$66,707
Albany Molecular Research, Inc. * (Commercial Services)	1,071	10,025
Alexion Pharmaceuticals, Inc. * (Biotechnology)	1,428	48,523
Amgen, Inc. * (Biotechnology)	37,088	2,652,904
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	5,117	225,506
Applera Corp. - Celera Genomics Group * (Biotechnology)	3,451	48,038
Biogen Idec, Inc. * (Biotechnology)	12,589	562,477
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	3,927	55,881
Biosite Diagnostics, Inc. * (Healthcare - Products)	833	38,510
Celgene Corp. * (Biotechnology)	12,946	560,562
Cell Genesys, Inc. * (Biotechnology)	2,380	10,877
Charles River Laboratories International, Inc. * (Biotechnology)	3,094	134,311
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	2,499	54,328
CV Therapeutics, Inc. * (Pharmaceuticals)	2,499	27,839
Delta & Pine Land Co. (Agriculture)	1,666	67,473
Enzo Biochem, Inc. * (Biotechnology)	1,309	15,957
Enzon, Inc. * (Biotechnology)	2,023	16,690
Gen-Probe, Inc. * (Healthcare - Products)	2,380	111,598
Genentech, Inc. * (Biotechnology)	21,182	1,751,750
Genzyme Corp. * (Biotechnology)	8,181	551,972
Gilead Sciences, Inc. * (Pharmaceuticals)	20,825	1,430,677
Human Genome Sciences, Inc. * (Biotechnology)	5,950	68,663
ICOS Corp. * (Biotechnology)	2,737	68,589
ImClone Systems, Inc. * (Pharmaceuticals)	3,094	87,622
Incyte Genomics, Inc. * (Biotechnology)	3,451	14,598
InterMune, Inc. * (Biotechnology)	1,190	19,540
Invitrogen Corp. * (Biotechnology)	2,380	150,916
Medarex, Inc. * (Pharmaceuticals)	5,593	60,069
MedImmune, Inc. * (Biotechnology)	10,948	319,791
Millennium Pharmaceuticals, Inc. * (Biotechnology)	14,280	142,086
Myriad Genetics, Inc. * (Biotechnology)	1,785	44,000
Nabi Biopharmaceuticals * (Pharmaceuticals)	2,737	15,820
Nektar Therapeutics * (Biotechnology)	4,046	58,303
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	1,785	19,189
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	2,023	7,708
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,904	32,920

See accompanying notes to the Schedules of Portfolio Investments.

OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	2,618	98,254
PDL BioPharma, Inc. * (Biotechnology)	5,236	100,531
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	2,380	37,342
Savient Pharmaceuticals, Inc. * (Biotechnology)	2,737	17,818
Techne Corp. * (Healthcare - Products)	1,666	84,733
Telik, Inc. * (Biotechnology)	2,380	42,340
United Therapeutics Corp. * (Pharmaceuticals)	1,071	56,270
Vertex Pharmaceuticals, Inc. * (Biotechnology)	5,117	172,187

TOTAL COMMON STOCKS (Cost $5,581,936)		10,161,894

TOTAL INVESTMENT SECURITIES (Cost $5,581,936) - 85.3% of net assets		$10,161,894

Percentages indicated are based on net assets of $11,911,276.

*	Non-income producing security

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 10/3/06 (Underlying notional amount at value $1,699,575)	3,747	$(425)

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Agriculture	0.6%
Biotechnology	64.4%
Commercial Services	0.1%
Healthcare-Products	2.0%
Pharmaceuticals	18.2%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Consumer Goods

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (99.9%)
Acco Brands Corp. * (Household Products/Wares)	684	$15,226
Activision, Inc. * (Software)	4,788	72,299
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	1,368	69,207
Altria Group, Inc. (Agriculture)	35,568	2,722,730
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	684	11,416
Anheuser-Busch Cos., Inc. (Beverages)	12,483	593,067
Archer-Daniels-Midland Co. (Agriculture)	10,260	388,649
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,197	17,045
Avon Products, Inc. (Cosmetics/Personal Care)	7,695	235,929
Beazer Homes USA, Inc. (Home Builders)	684	26,703
Black & Decker Corp. (Hand/Machine Tools)	1,368	108,551
Blyth, Inc. (Household Products/Wares)	513	12,481
BorgWarner, Inc. (Auto Parts & Equipment)	1,026	58,656
Briggs & Stratton Corp. (Machinery-Diversified)	855	23,555
Brown-Forman Corp. (Beverages)	855	65,536
Brunswick Corp. (Leisure Time)	1,539	48,001
Bunge, Ltd. (Agriculture)	2,052	118,913
Callaway Golf Co. (Leisure Time)	1,197	15,693
Campbell Soup Co. (Food)	4,446	162,279
Carter’s, Inc. * (Apparel)	855	22,563
Centex Corp. (Home Builders)	2,052	107,976
Champion Enterprises, Inc. * (Home Builders)	1,368	9,439
Chiquita Brands International, Inc. (Food)	684	9,152
Church & Dwight, Inc. (Household Products/Wares)	1,026	40,127
Cintas Corp. (Textiles)	2,394	97,747
Clorox Co. (Household Products/Wares)	2,565	161,595
Coach, Inc. * (Apparel)	6,327	217,649
Coca-Cola Co. (Beverages)	36,936	1,650,300
Coca-Cola Enterprises, Inc. (Beverages)	4,788	99,734
Colgate-Palmolive Co. (Cosmetics/Personal Care)	8,892	552,193
ConAgra Foods, Inc. (Food)	8,892	217,676
Constellation Brands, Inc. * (Beverages)	3,420	98,428
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,026	10,322

See accompanying notes to the Schedules of Portfolio Investments.

Corn Products International, Inc. (Food)	1,197	38,950
D.R. Horton, Inc. (Home Builders)	4,617	110,577
Dean Foods Co. * (Food)	2,394	100,596
Del Monte Foods Co. (Food)	3,420	35,739
Eastman Kodak Co. (Miscellaneous Manufacturing)	4,959	111,082
Electronic Arts, Inc. * (Software)	5,130	285,639
Energizer Holdings, Inc. * (Electrical Components & Equipment)	855	61,551
Ethan Allen Interiors, Inc. (Home Furnishings)	513	17,781
Fleetwood Enterprises, Inc. * (Home Builders)	1,026	6,905
Flowers Foods, Inc. (Food)	1,026	27,579
Ford Motor Co. (Auto Manufacturers)	30,780	249,011
Fossil, Inc. * (Household Products/Wares)	855	18,417
Furniture Brands International, Inc. (Home Furnishings)	684	13,023
G & K Services, Inc. (Textiles)	342	12,459
Garmin, Ltd. (Electronics)	2,052	100,096
General Mills, Inc. (Food)	5,985	338,751
General Motors Corp. (Auto Manufacturers)	7,182	238,873
Gentex Corp. (Electronics)	2,565	36,449
Genuine Parts Co. (Distribution/Wholesale)	2,907	125,378
Hanesbrands, Inc. * (Apparel)	1,710	38,492
Hansen Natural Corp. * (Beverages)	1,197	38,879
Harley-Davidson, Inc. (Leisure Time)	4,446	278,986
Harman International Industries, Inc. (Home Furnishings)	1,026	85,609
Hasbro, Inc. (Toys/Games/Hobbies)	2,565	58,354
Heinz (H.J.) Co. (Food)	5,472	229,441
Herbalife, Ltd. * (Pharmaceuticals)	684	25,910
Herman Miller, Inc. (Office Furnishings)	1,197	40,949
HNI Corp. (Office Furnishings)	684	28,441
Hormel Foods Corp. (Food)	1,197	43,068
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	513	15,051
Interface, Inc. - Class A * (Office Furnishings)	855	11,012
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	513	9,147
Jarden Corp. * (Household Products/Wares)	855	28,189
JM Smucker Co. (Food)	1,026	49,197
Johnson Controls, Inc. (Auto Parts & Equipment)	3,420	245,352
Jones Apparel Group, Inc. (Apparel)	1,881	61,020
KB Home (Home Builders)	1,368	59,918
Kellogg Co. (Food)	4,275	211,698
Kellwood Co. (Apparel)	342	9,860
Kenneth Cole Productions, Inc. (Retail)	171	4,167
Kimberly-Clark Corp. (Household Products/Wares)	7,866	514,121
Kraft Foods, Inc. (Food)	3,591	128,055

See accompanying notes to the Schedules of Portfolio Investments.

La-Z-Boy, Inc. (Home Furnishings)	855	11,936
Lancaster Colony Corp. (Miscellaneous Manufacturing)	513	22,962
Lear Corp. (Auto Parts & Equipment)	1,197	24,778
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	3,078	77,042
Lennar Corp. - Class A (Home Builders)	2,223	100,591
Lennar Corp. - Class B (Home Builders)	171	7,185
Liz Claiborne, Inc. (Apparel)	1,710	67,562
Loews Corp. - Carolina Group (Agriculture)	1,881	104,189
M.D.C. Holdings, Inc. (Home Builders)	513	23,829
Martek Biosciences Corp. * (Biotechnology)	513	11,035
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	1,026	24,768
Mattel, Inc. (Toys/Games/Hobbies)	6,498	128,010
McCormick & Co., Inc. (Food)	1,881	71,440
Meritage Homes Corp. * (Home Builders)	342	14,231
Modine Manufacturing Co. (Auto Parts & Equipment)	513	12,481
Mohawk Industries, Inc. * (Textiles)	855	63,655
Molson Coors Brewing Co. - Class B (Beverages)	1,197	82,473
Monaco Coach Corp. (Home Builders)	513	5,715
NBTY, Inc. * (Pharmaceuticals)	1,026	30,031
Newell Rubbermaid, Inc. (Housewares)	4,788	135,596
NIKE, Inc. - Class B (Apparel)	3,078	269,695
Nu Skin Enterprises, Inc. (Retail)	855	14,980
Nutri/System, Inc. * (Commercial Services)	513	31,955
NVR, Inc. * (Home Builders)	171	91,485
Oakley, Inc. (Healthcare - Products)	513	8,747
PepsiAmericas, Inc. (Beverages)	1,026	21,895
PepsiCo, Inc. (Beverages)	28,557	1,863,630
Phillips-Van Heusen Corp. (Apparel)	1,026	42,856
Polaris Industries, Inc. (Leisure Time)	684	28,147
Polo Ralph Lauren Corp. (Apparel)	1,026	66,372
Pool Corp. (Distribution/Wholesale)	855	32,918
Procter & Gamble Co. (Cosmetics/Personal Care)	54,549	3,380,947
Pulte Homes, Inc. (Home Builders)	3,591	114,410
Quiksilver, Inc. * (Apparel)	2,052	24,932
Ralcorp Holdings, Inc. * (Food)	513	24,742
Reynolds American, Inc. (Agriculture)	2,907	180,147
Sara Lee Corp. (Food)	12,996	208,846
Select Comfort Corp. * (Retail)	855	18,707
Smithfield Foods, Inc. * (Food)	1,881	50,825
Snap-on, Inc. (Hand/Machine Tools)	855	38,090
Spectrum Brands, Inc. * (Household Products/Wares)	684	5,773
Standard Pacific Corp. (Home Builders)	1,026	24,111
Steelcase, Inc. - Class A (Office Furnishings)	1,026	16,098

See accompanying notes to the Schedules of Portfolio Investments.

Superior Industries International, Inc. (Auto Parts & Equipment)	342	5,742
Take-Two Interactive Software, Inc. * (Software)	1,197	17,069
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	2,223	89,654
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,736	39,672
The Hain Celestial Group, Inc. * (Food)	684	17,483
The Hershey Co. (Food)	2,736	146,239
The Nautilus Group, Inc. (Leisure Time)	513	7,054
The Pepsi Bottling Group, Inc. (Beverages)	2,223	78,917
The Ryland Group, Inc. (Home Builders)	684	29,556
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	855	38,039
The Stanley Works (Hand/Machine Tools)	1,368	68,195
The Stride Rite Corp. (Apparel)	513	7,161
The Timberland Co. - Class A * (Apparel)	855	24,598
Thor Industries, Inc. (Home Builders)	684	28,160
THQ, Inc. * (Software)	1,026	29,928
Toll Brothers, Inc. * (Home Builders)	2,052	57,620
Tootsie Roll Industries, Inc. (Food)	342	10,024
TreeHouse Foods, Inc. * (Food)	513	12,132
Tupperware Corp. (Household Products/Wares)	1,026	19,966
Tyson Foods, Inc. - Class A (Food)	4,104	65,172
Universal Corp. (Agriculture)	513	18,740
UST, Inc. (Agriculture)	2,736	150,015
V. F. Corp. (Apparel)	1,539	112,270
Visteon Corp. * (Auto Parts & Equipment)	2,223	18,117
WCI Communities, Inc. * (Home Builders)	684	11,929
WD-40 Co. (Household Products/Wares)	342	12,199
Weight Watchers International, Inc. (Commercial Services)	855	37,910
Whirlpool Corp. (Home Furnishings)	1,368	115,063
Winnebago Industries, Inc. (Home Builders)	513	16,098
Wolverine World Wide, Inc. (Apparel)	1,026	29,046
Wrigley (Wm.) Jr. Co. (Food)	2,907	133,896
Yankee Candle Co., Inc. (Household Products/Wares)	684	20,021

TOTAL COMMON STOCKS (Cost $19,188,609)		21,252,111

TOTAL INVESTMENT SECURITIES (Cost $19,188,609) - 99.9% of net assets		$21,252,111

Percentages indicated are based on net assets of $21,274,222.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Agriculture	17.3%
Apparel	4.7%
Auto Manufacturers	2.3%
Auto Parts & Equipment	2.1%
Beverages	21.7%
Biotechnology	0.1%
Commercial Services	0.3%
Cosmetics/Personal Care	20.3%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.3%
Electronics	0.6%
Food	11.0%
Hand/Machine Tools	1.0%
Healthcare - Products	NM
Home Builders	4.0%
Home Furnishings	1.1%
Household Products/Wares	4.2%
Housewares	0.6%
Leisure Time	1.8%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	1.0%
Office Furnishings	0.5%
Pharmaceuticals	0.3%
Retail	0.2%
Software	1.9%
Textiles	0.8%
Toys/Games/Hobbies	1.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Consumer Services

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (100.1%)
Abercrombie & Fitch Co. - Class A (Retail)	390	$27,097
Adesa, Inc. (Commercial Services)	390	9,013
Advance Auto Parts, Inc. (Retail)	468	15,416
ADVO, Inc. (Advertising)	156	4,365
Aeropostale, Inc. * (Retail)	234	6,840
AirTran Holdings, Inc. * (Airlines)	390	3,869
Alaska Air Group, Inc. * (Airlines)	156	5,934
Amazon.com, Inc. * (Internet)	1,404	45,096
American Eagle Outfitters, Inc. (Retail)	624	27,350
American Greetings Corp. - Class A (Household Products/Wares)	234	5,410
AmerisourceBergen Corp. (Pharmaceuticals)	936	42,307
AMR Corp. * (Airlines)	936	21,659
Andrx Group * (Pharmaceuticals)	312	7,622
AnnTaylor Stores Corp. * (Retail)	312	13,060
Apollo Group, Inc. - Class A * (Commercial Services)	702	34,566
Applebee’s International, Inc. (Retail)	312	6,711
aQuantive, Inc. * (Internet)	312	7,369
Aramark Corp. (Commercial Services)	546	17,942
Arbitron, Inc. (Commercial Services)	156	5,774
AutoNation, Inc. * (Retail)	780	16,302
AutoZone, Inc. * (Retail)	234	24,172
Avid Technology, Inc. * (Software)	234	8,522
Avis Budget Group, Inc. (Commercial Services)	468	8,560
Aztar Corp. * (Lodging)	156	8,270
Barnes & Noble, Inc. (Retail)	234	8,878
Bed Bath & Beyond, Inc. * (Retail)	1,326	50,733
Belo Corp. - Class A (Media)	390	6,166
Best Buy Co., Inc. (Retail)	1,872	100,264
Big Lots, Inc. * (Retail)	546	10,816
BJ’s Wholesale Club, Inc. * (Retail)	312	9,104
Bob Evans Farms, Inc. (Retail)	156	4,724
Borders Group, Inc. (Retail)	312	6,365
Boyd Gaming Corp. (Lodging)	234	8,995
Brinker International, Inc. (Retail)	390	15,635
Cablevision Systems Corp. - Class A (Media)	1,092	24,799
Cardinal Health, Inc. (Pharmaceuticals)	1,950	128,194
Career Education Corp. * (Commercial Services)	468	10,530
Carmax, Inc. * (Retail)	468	19,520
Carnival Corp. (Leisure Time)	1,950	91,709
Casey’s General Stores, Inc. (Retail)	234	5,211
Catalina Marketing Corp. (Advertising)	156	4,290
CBRL Group, Inc. (Retail)	156	6,307
CBS Corp. - Class B (Media)	3,120	87,890
CEC Entertainment, Inc. * (Retail)	156	4,916
Charming Shoppes, Inc. * (Retail)	546	7,797

See accompanying notes to the Schedules of Portfolio Investments.

Cheesecake Factory, Inc. * (Retail)	390	10,604
Chemed Corp. (Commercial Services)	156	5,033
Chico’s FAS, Inc. * (Retail)	858	18,473
Choice Hotels International, Inc. (Lodging)	156	6,380
Christopher & Banks Corp. (Retail)	156	4,599
Circuit City Stores, Inc. (Retail)	780	19,586
Claire’s Stores, Inc. (Retail)	468	13,647
Clear Channel Communications, Inc. (Media)	2,184	63,008
CNET Networks, Inc. * (Internet)	624	5,978
Coldwater Creek, Inc. * (Retail)	312	8,973
Comcast Corp. - Special Class A * (Media)	9,282	342,043
Continental Airlines, Inc. - Class B * (Airlines)	390	11,041
Copart, Inc. * (Retail)	312	8,795
Corinthian Colleges, Inc. * (Commercial Services)	390	4,216
Costco Wholesale Corp. (Retail)	2,184	108,501
CVS Corp. (Retail)	3,822	122,763
Darden Restaurants, Inc. (Retail)	624	26,501
DeVry, Inc. * (Commercial Services)	312	6,636
Dick’s Sporting Goods, Inc. * (Retail)	156	7,101
Digitas, Inc. * (Internet)	390	3,752
Dillards, Inc. - Class A (Retail)	312	10,212
DIRECTV Group, Inc. * (Media)	3,822	75,217
Discovery Holding Co. - Class A * (Media)	1,248	18,046
Dollar General Corp. (Retail)	1,482	20,200
Dollar Tree Stores, Inc. * (Retail)	468	14,489
Dow Jones & Co., Inc. (Media)	234	7,848
DreamWorks Animation SKG, Inc. - Class A * (Entertainment)	234	5,829
Dress Barn, Inc. * (Retail)	234	5,106
Dun & Bradstreet Corp. * (Software)	312	23,398
eBay, Inc. * (Internet)	4,992	141,573
EchoStar Communications Corp. - Class A * (Media)	936	30,645
Expedia, Inc. * (Internet)	1,248	19,569
FactSet Research Systems, Inc. (Computers)	156	7,577
Family Dollar Stores, Inc. (Retail)	702	20,526
Federated Department Stores, Inc. (Retail)	2,574	111,223
Foot Locker, Inc. (Retail)	702	17,726
GameStop Corp. (New) - Class B * (Retail)	78	3,487
GameStop Corp. * (Retail)	156	7,220
Gannett Co., Inc. (Media)	1,092	62,058
Gaylord Entertainment Co. * (Lodging)	156	6,841
Getty Images, Inc. * (Advertising)	234	11,625
Group 1 Automotive, Inc. (Retail)	78	3,892
Guitar Center, Inc. * (Retail)	156	6,970
H & R Block, Inc. (Commercial Services)	1,404	30,523
Harrah’s Entertainment, Inc. (Lodging)	858	56,997
Harte-Hanks, Inc. (Advertising)	234	6,166
Hilton Hotels Corp. (Lodging)	1,716	47,791
Home Depot, Inc. (Retail)	9,672	350,802

See accompanying notes to the Schedules of Portfolio Investments.

IAC/InterActiveCorp * (Internet)	1,014	29,163
International Game Technology (Entertainment)	1,560	64,740
International Speedway Corp. (Entertainment)	156	7,775
Interpublic Group of Cos., Inc. * (Advertising)	2,106	20,849
ITT Educational Services, Inc. * (Commercial Services)	234	15,514
J.C. Penney Co., Inc. (Holding Company) (Retail)	936	64,013
Jack in the Box, Inc. * (Retail)	156	8,140
JetBlue Airways Corp. * (Airlines)	780	7,231
John Wiley & Sons, Inc. (Media)	156	5,618
Kohls Corp. * (Retail)	1,404	91,148
Kroger Co. (Food)	3,198	74,002
Lamar Advertising Co. * (Advertising)	390	20,830
Las Vegas Sands Corp. * (Lodging)	468	31,988
Laureate Education, Inc. * (Commercial Services)	234	11,199
Lee Enterprises, Inc. (Media)	156	3,937
Liberty Global, Inc. - Class A * (Media)	1,092	28,108
Liberty Global, Inc. - Series C * (Media)	1,092	27,366
Liberty Media Holding Corp. - Capital Series A * (Media)	624	52,148
Liberty Media Holding Corp. - Interactive Series A * (Internet)	3,120	63,586
Limited, Inc. (Retail)	1,560	41,324
Live Nation, Inc. * (Commercial Services)	312	6,371
Longs Drug Stores Corp. (Retail)	156	7,178
Lowe’s Cos., Inc. (Retail)	7,254	203,547
Marriott International, Inc. - Class A (Lodging)	1,638	63,291
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	156	5,742
McDonald’s Corp. (Retail)	5,772	225,800
McGraw-Hill Cos., Inc. (Media)	1,638	95,053
McKesson Corp. (Commercial Services)	1,404	74,019
Meredith Corp. (Media)	156	7,695
MGM Grand, Inc. * (Commercial Services)	546	21,562
Michaels Stores, Inc. (Retail)	624	27,169
NAVTEQ * (Software)	468	12,219
Netflix, Inc. * (Internet)	312	7,107
News Corp. - Class A (Media)	11,154	219,176
Nordstrom, Inc. (Retail)	1,014	42,892
O’Reilly Automotive, Inc. * (Retail)	546	18,133
Office Depot, Inc. * (Retail)	1,326	52,642
OfficeMax, Inc. (Retail)	312	12,711
Omnicare, Inc. (Pharmaceuticals)	546	23,527
Omnicom Group, Inc. (Advertising)	780	73,008
OSI Restaurant Partners, Inc. (Retail)	312	9,894
P.F. Chang’s China Bistro, Inc. * (Retail)	156	5,415
Pacific Sunwear of California, Inc. * (Retail)	312	4,705

See accompanying notes to the Schedules of Portfolio Investments.

Panera Bread Co. - Class A * (Retail)	156	9,087
Payless ShoeSource, Inc. * (Retail)	312	7,769
Penn National Gaming * (Entertainment)	312	11,394
Performance Food Group Co. * (Food)	156	4,382
PETCO Animal Supplies, Inc. * (Retail)	234	6,702
Petsmart, Inc. (Retail)	624	17,316
Pinnacle Entertainment, Inc. * (Entertainment)	234	6,580
Priceline.com, Inc. * (Internet)	156	5,739
R.H. Donnelley Corp. (Advertising)	234	12,379
RadioShack Corp. (Retail)	624	12,043
Reader’s Digest Association, Inc. (Media)	468	6,065
Regis Corp. (Retail)	234	8,389
Rent-A-Center, Inc. * (Commercial Services)	312	9,138
Rite Aid Corp. * (Retail)	2,496	11,332
Ross Stores, Inc. (Retail)	702	17,838
Royal Caribbean Cruises, Ltd. (Leisure Time)	624	24,217
Ruby Tuesday, Inc. (Retail)	234	6,596
Sabre Holdings Corp. (Leisure Time)	624	14,595
Safeway, Inc. (Food)	2,106	63,917
Saks, Inc. (Retail)	546	9,435
Scholastic Corp. * (Media)	156	4,859
Scientific Games Corp. - Class * (Entertainment)	312	9,922
Sears Holdings Corp. * (Retail)	468	73,986
Service Corp. International (Commercial Services)	1,404	13,113
Sirius Satellite Radio, Inc. * (Media)	6,006	23,483
SkyWest, Inc. (Airlines)	312	7,650
Sonic Corp. * (Retail)	390	8,818
Sotheby’s (Commercial Services)	312	10,059
Southwest Airlines Co. (Airlines)	3,666	61,075
Staples, Inc. (Retail)	3,432	83,501
Starbucks Corp. * (Retail)	3,588	122,171
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,014	57,991
Station Casinos, Inc. (Lodging)	234	13,532
Strayer Education, Inc. (Commercial Services)	78	8,440
SuperValu, Inc. (Food)	1,014	30,065
Sysco Corp. (Food)	2,886	96,537
Target Corp. (Retail)	3,666	202,547
The Children’s Place Retail Stores, Inc. * (Retail)	78	4,994
The E.W. Scripps Co. - Class A (Media)	390	18,693
The Gap, Inc. (Retail)	2,886	54,690
The McClatchy Co. - Class A (Media)	234	9,872
The Men’s Wearhouse, Inc. (Retail)	234	8,707
The New York Times Co. - Class A (Media)	702	16,132
The Pantry, Inc. * (Retail)	78	4,397
The ServiceMaster Co. (Commercial Services)	1,404	15,739

See accompanying notes to the Schedules of Portfolio Investments.

Tiffany & Co. (Retail)	624	20,717
Time Warner, Inc. (Media)	18,642	339,845
TJX Cos., Inc. (Retail)	2,184	61,218
Tractor Supply Co. * (Retail)	156	7,529
Tribune Co. (Media)	780	25,522
UAL Corp. * (Airlines)	468	12,435
United Natural Foods, Inc. * (Food)	156	4,834
Univision Communications, Inc. - Class A * (Media)	1,092	37,499
Urban Outfitters, Inc. * (Retail)	546	9,659
US Airways Group, Inc. * (Airlines)	312	13,831
ValueClick, Inc. * (Internet)	468	8,677
VCA Antech, Inc. * (Pharmaceuticals)	390	14,063
Viacom, Inc. - Class B * (Media)	2,886	107,301
Wal-Mart Stores, Inc. (Retail)	12,168	600,125
Walgreen Co. (Retail)	4,758	211,207
Walt Disney Co. (Media)	9,204	284,496
Warner Music Group Corp. (Entertainment)	234	6,072
Washington Post Co. - Class B (Media)	78	57,486
Wendy’s International, Inc. (Retail)	546	36,582
Whole Foods Market, Inc. (Food)	702	41,720
Williams Sonoma, Inc. (Retail)	468	15,159
Wyndham Worldwide Corp.	936	26,180
Wynn Resorts, Ltd. * (Lodging)	390	26,524
XM Satellite Radio Holdings, Inc. - Class A * (Media)	1,248	16,087
YUM! Brands, Inc. (Retail)	1,248	64,958
Zale Corp. * (Retail)	234	6,491

TOTAL COMMON STOCKS (Cost $6,967,288)		8,076,893

	Principal Amount
Repurchase Agreements (0.9%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $71,029 (Collateralized by $75,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $73,033)	$71,000	71,000

TOTAL REPURCHASE AGREEMENTS (Cost $71,000)		71,000

TOTAL INVESTMENT SECURITIES (Cost $7,038,288) - 101.0% of net assets		$8,147,893

Percentages indicated are based on net assets of $8,063,691.

*	Non-income producing security

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Advertising	1.9%
Airlines	1.8%
Commercial Services	3.9%
Computers	0.1%
Entertainment	1.4%
Food	3.9%
Household Products/Wares	0.1%
Internet	4.2%
Leisure Time	1.6%
Lodging	4.4%
Media	26.1%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.7%
Retail	47.4%
Software	0.5%
Other**	0.9%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Financials

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (99.3%)
ACE, Ltd. (Insurance)	3,996	$218,701
Affiliated Managers Group, Inc * (Diversified Financial Services)	333	33,337
AFLAC, Inc. (Insurance)	6,327	289,524
Alexandria Real Estate Equities, Inc. (REIT)	333	31,235
Allstate Corp. (Insurance)	7,992	501,338
AMB Property Corp. (REIT)	999	55,055
Ambac Financial Group, Inc. (Insurance)	1,332	110,223
American Express Co. (Diversified Financial Services)	13,320	746,986
American Financial Group, Inc. (Insurance)	666	31,255
American International Group, Inc. (Insurance)	28,305	1,875,489
AmeriCredit Corp. * (Diversified Financial Services)	1,665	41,608
Ameriprise Financial, Inc. (Diversified Financial Services)	2,664	124,942
Amerus Group Co. (Insurance)	333	22,647
AmSouth Bancorp (Banks)	3,996	116,044
Annaly Mortgage Management, Inc. (REIT)	2,331	30,629
AON Corp. (Insurance)	3,330	112,787
Apartment Investment and Management Co. - Class A (REIT)	1,332	72,474
Arch Capital Group, Ltd. * (Insurance)	666	42,284
Archstone-Smith Trust (REIT)	2,664	145,028
Arthur J. Gallagher & Co. (Insurance)	1,332	35,524
Associated Banc-Corp (Banks)	1,665	54,113
Assurant, Inc. (Insurance)	1,332	71,142
Astoria Financial Corp. (Savings & Loans)	999	30,789
Avalonbay Communities, Inc. (REIT)	999	120,280
Axis Capital Holdings, Ltd. (Insurance)	1,665	57,759
BancorpSouth, Inc. (Banks)	999	27,732
Bank of America Corp. (Banks)	56,610	3,032,597
Bank of Hawaii Corp. (Banks)	666	32,075
Bank of New York Co., Inc. (Banks)	9,324	328,764
BB&T Corp. (Banks)	6,660	291,575
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,332	186,613
BioMed Realty Trust, Inc. (REIT)	666	20,206
BlackRock, Inc. - Class A (Diversified Financial Services)	333	49,617
Boston Properties, Inc. (REIT)	1,332	137,649
Brandywine Realty Trust (REIT)	999	32,517
BRE Properties, Inc. - Class A (REIT)	666	39,780
Brookfield Properties Corp. (Real Estate)	1,332	47,046
Brown & Brown, Inc. (Insurance)	1,332	40,706
Camden Property Trust (REIT)	666	50,623
Capital One Financial Corp. (Diversified Financial Services)	3,663	288,132

See accompanying notes to the Schedules of Portfolio Investments.

CapitalSource, Inc. (Diversified Financial Services)	1,665	42,990
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	2,331	57,343
CBL & Associates Properties, Inc. (REIT)	666	27,912
Chicago Mercantile Exchange (Diversified Financial Services)	333	159,257
Chubb Corp. (Insurance)	4,995	259,540
Cincinnati Financial Corp. (Insurance)	1,998	96,024
CIT Group, Inc. (Diversified Financial Services)	2,331	113,357
Citigroup, Inc. (Diversified Financial Services)	61,605	3,059,919
City National Corp. (Banks)	333	22,331
Colonial Properties Trust (REIT)	666	31,841
Comerica, Inc. (Banks)	1,998	113,726
Commerce Bancorp, Inc. (Banks)	2,331	85,571
Commerce Bancshares, Inc. (Banks)	666	33,680
Compass Bancshares, Inc. (Banks)	1,665	94,872
Conseco, Inc. * (Insurance)	1,998	41,938
Corporate Office Properties Trust (REIT)	666	29,810
Countrywide Credit Industries, Inc. (Diversified Financial Services)	7,659	268,371
Crescent Real Estate Equities Co. (REIT)	1,332	29,051
Cullen/Frost Bankers, Inc. (Banks)	666	38,508
Developers Diversified Realty Corp. (REIT)	1,332	74,272
Duke-Weeks Realty Corp. (REIT)	1,665	62,188
E*TRADE Financial Corp. * (Diversified Financial Services)	5,328	127,446
East-West Bancorp, Inc. (Banks)	666	26,380
Eaton Vance Corp. (Diversified Financial Services)	1,665	48,052
Edwards (A.G.), Inc. (Diversified Financial Services)	999	53,227
Endurance Specialty Holdings, Ltd. (Insurance)	666	23,483
Equifax, Inc. (Commercial Services)	1,665	61,122
Equity Office Properties Trust (REIT)	4,329	172,121
Equity Residential Properties Trust (REIT)	3,663	185,276
Erie Indemnity Co. - Class A (Insurance)	666	34,878
Essex Property Trust, Inc. (REIT)	333	40,426
Everest Re Group, Ltd. (Insurance)	666	64,955
Fannie Mae (Diversified Financial Services)	11,988	670,249
Federal Realty Investment Trust (REIT)	666	49,484
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,332	45,035
Fidelity National Financial, Inc. (Insurance)	1,998	83,217
Fifth Third Bancorp (Banks)	5,994	228,252
First American Financial Corp. (Insurance)	999	42,298
First Horizon National Corp. (Banks)	1,665	63,287
First Industrial Realty Trust, Inc. (REIT)	666	29,304

See accompanying notes to the Schedules of Portfolio Investments.

First Midwest Bancorp, Inc. (Banks)	666	25,235
Forest City Enterprises, Inc. - Class A (Real Estate)	666	36,164
Franklin Resources, Inc. (Diversified Financial Services)	1,998	211,289
Freddie Mac (Diversified Financial Services)	8,658	574,285
Fulton Financial Corp. (Banks)	1,998	32,348
General Growth Properties, Inc. (REIT)	2,664	126,940
Genworth Financial, Inc. - Class A (Diversified Financial Services)	5,661	198,192
Golden West Financial Corp. (Savings & Loans)	3,663	282,967
Hanover Insurance Group, Inc. (Insurance)	666	29,724
Hartford Financial Services Group, Inc. (Insurance)	3,663	317,765
HCC Insurance Holdings, Inc. (Insurance)	1,332	43,796
Health Care Property Investors, Inc. (REIT)	1,665	51,698
Health Care REIT, Inc. (REIT)	666	26,647
Highwoods Properties, Inc. (REIT)	666	24,782
Home Properties, Inc. (REIT)	333	19,034
Hospitality Properties Trust (REIT)	999	47,153
Host Marriott Corp. (REIT)	6,327	145,078
HRPT Properties Trust (REIT)	2,664	31,835
Hudson City Bancorp, Inc. (Savings & Loans)	6,660	88,245
Huntington Bancshares, Inc. (Banks)	2,664	63,750
IndyMac Bancorp, Inc. (Diversified Financial Services)	999	41,119
Investment Technology Group, Inc. * (Diversified Financial Services)	666	29,804
Investors Financial Services Corp. (Banks)	666	28,691
iStar Financial, Inc. (REIT)	1,332	55,544
J.P. Morgan Chase & Co. (Diversified Financial Services)	43,290	2,032,897
Janus Capital Group, Inc. (Diversified Financial Services)	2,664	52,534
Jefferies Group, Inc. (Diversified Financial Services)	1,332	37,962
Jones Lang LaSalle, Inc. (Real Estate)	333	28,465
KeyCorp (Banks)	4,995	187,013
Kilroy Realty Corp. (REIT)	333	25,088
Kimco Realty Corp. (REIT)	2,664	114,206
KKR Financial Corp. (REIT)	999	24,515
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	1,332	24,242
Legg Mason, Inc. (Diversified Financial Services)	1,665	167,932
Liberty Property Trust (REIT)	999	47,742
Lincoln National Corp. (Insurance)	3,330	206,726
Loews Corp. (Insurance)	5,661	214,552
M&T Bank Corp. (Banks)	999	119,840
Mack-Cali Realty Corp. (REIT)	666	34,499
Marsh & McLennan Cos., Inc. (Insurance)	6,660	187,479
Marshall & Ilsley Corp. (Banks)	2,664	128,352
MasterCard, Inc. - Class A * (Software)	666	46,853

See accompanying notes to the Schedules of Portfolio Investments.

MBIA, Inc. (Insurance)	1,665	102,298
Mellon Financial Corp. (Banks)	4,995	195,305
Mercantile Bankshares Corp. (Banks)	1,665	60,390
Merrill Lynch & Co., Inc. (Diversified Financial Services)	11,322	885,607
MetLife, Inc. (Insurance)	5,661	320,865
MGIC Investment Corp. (Insurance)	999	59,910
Moneygram International, Inc. (Software)	999	29,031
Montpelier Re Holdings, Ltd. (Insurance)	1,332	25,827
Moody’s Corp. (Commercial Services)	2,997	195,944
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	12,321	898,323
Nasdaq Stock Market, Inc. * (Diversified Financial Services)	1,332	40,280
National City Corp. (Banks)	6,993	255,944
Nationwide Financial Services (Insurance)	666	32,035
Nationwide Health Properties, Inc. (REIT)	999	26,713
New Century Financial Corp. (REIT)	666	26,180
New Plan Excel Realty Trust, Inc. (REIT)	1,332	36,031
New York Community Bancorp (Savings & Loans)	3,330	54,545
North Fork Bancorp, Inc. (Banks)	5,328	152,594
Northern Trust Corp. (Banks)	2,331	136,200
Nuveen Investments - Class A (Diversified Financial Services)	999	51,179
NYSE Group, Inc. * (Diversified Financial Services)	666	49,784
Old Republic International Corp. (Insurance)	2,664	59,008
Pan Pacific Retail Properties (REIT)	666	46,234
PartnerRe, Ltd. (Insurance)	666	45,002
People’s Bank (Savings & Loans)	666	26,380
Philadelphia Consolidated Holding Corp. * (Insurance)	666	26,493
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,331	79,347
PMI Group, Inc. (Insurance)	999	43,766
PNC Financial Services Group (Banks)	3,663	265,348
Popular, Inc. (Banks)	3,330	64,735
Post Properties, Inc. (REIT)	666	31,648
Principal Financial Group, Inc. (Insurance)	3,330	180,752
Progressive Corp. (Insurance)	8,991	220,639
Prologis (REIT)	2,997	171,009
Protective Life Corp. (Insurance)	666	30,470
Prudential Financial, Inc. (Insurance)	5,994	457,043
Public Storage, Inc. (REIT)	1,665	143,173
Radian Group, Inc. (Insurance)	999	59,940
Raymond James Financial Corp. (Diversified Financial Services)	1,332	38,948
Rayonier, Inc. (Forest Products & Paper)	999	37,762
Realogy Corp. * (Real Estate)	2,997	67,972
Realty Income Corp. (REIT)	999	24,685
Reckson Associates Realty Corp. (REIT)	999	42,757
Regency Centers Corp. (REIT)	999	68,691

See accompanying notes to the Schedules of Portfolio Investments.

Regions Financial Corp. (Banks)	5,661	208,268
RenaissanceRe Holdings (Insurance)	666	37,030
SAFECO Corp. (Insurance)	1,332	78,495
Schwab (Diversified Financial Services)	12,987	232,467
SEI Investments Co. (Software)	999	56,134
Simon Property Group, Inc. (REIT)	2,664	241,413
Sky Financial Group, Inc. (Banks)	1,332	33,167
SL Green Realty Corp. (REIT)	666	74,392
SLM Corp. (Diversified Financial Services)	4,995	259,640
South Financial Group, Inc. (Banks)	999	26,004
Sovereign Bancorp, Inc. (Savings & Loans)	3,996	85,954
St. Joe Co. (Real Estate)	999	54,815
St. Paul Cos., Inc. (Insurance)	8,658	405,974
StanCorp Financial Group, Inc. (Insurance)	666	29,724
State Street Corp. (Banks)	3,996	249,350
SunTrust Banks, Inc. (Banks)	4,329	334,545
Synovus Financial Corp. (Banks)	3,330	97,802
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,330	159,341
Taubman Centers, Inc. (REIT)	666	29,584
TCF Financial Corp. (Banks)	1,665	43,773
TD Ameritrade Holding Corp. * (Diversified Financial Services)	2,997	56,493
TD Banknorth, Inc. (Banks)	1,332	38,468
Texas Regional Bancshares, Inc. - Class A (Banks)	666	25,608
The Colonial BancGroup, Inc. (Banks)	1,998	48,951
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,662	788,671
The Macerich Co. (REIT)	999	76,284
Thornburg Mortgage Asset Corp. (REIT)	1,332	33,926
Torchmark Corp. (Insurance)	1,332	84,063
Trizec Properties, Inc. (REIT)	1,332	38,508
U.S. Bancorp (Banks)	21,978	730,109
UnionBanCal Corp. (Banks)	666	40,559
United Dominion Realty Trust, Inc. (REIT)	1,665	50,283
Unitrin, Inc. (Insurance)	666	29,417
UnumProvident Corp. (Insurance)	4,329	83,939
Valley National Bancorp (Banks)	1,332	34,059
Ventas, Inc. (REIT)	1,332	51,335
Vornado Realty Trust (REIT)	1,665	181,485
W.R. Berkley Corp. (Insurance)	2,331	82,494
Wachovia Corp. (Banks)	19,647	1,096,302
Waddell & Reed Financial, Inc. – Class A (Diversified Financial Services)	999	24,725
Washington Federal, Inc. (Savings & Loans)	999	22,418
Washington Mutual, Inc. (Savings & Loans)	11,988	521,118
Webster Financial Corp. (Banks)	666	31,375
Weingarten Realty Investors (REIT)	999	42,977
Wells Fargo & Co. (Banks)	39,294	1,421,656
Whitney Holding Corp. (Banks)	666	23,823
Willis Group Holdings, Ltd. (Insurance)	1,332	50,616
Wilmington Trust Corp. (Banks)	999	44,505
XL Capital, Ltd. - Class A (Insurance)	2,331	160,140

See accompanying notes to the Schedules of Portfolio Investments.

Zions Bancorp (Banks)	1,332	106,307

TOTAL COMMON STOCKS (Cost $27,778,876)		37,206,073

	Principal Amount
Repurchase Agreements (NM)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $3,001 (Collateralized by $4,000 Federal National Mortgage Association, 3.25%, 8/15/08 market value $3,895)	$3,000	3,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000

TOTAL INVESTMENT SECURITIES (Cost $27,781,876) - 99.3% of net assets		$37,209,073

Percentages indicated are based on net assets of $37,468,375.

*	Non-income producing security

REIT	Real Estate Investment Trust

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Banks	29.2%
Commercial Services	0.7%
Diversified Financial Services	34.4%
Forest Products & Paper	0.3%
Insurance	20.7%
Real Estate	0.8%
Real Estate Investment Trust	9.8%
Savings & Loans	3.0%
Software	0.4%
Other**	NM

**	Includes non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Health Care

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (100.3%)
Abbott Laboratories (Pharmaceuticals)	50,050	$2,430,427
Abraxis Bioscience, Inc. * (Pharmaceuticals)	550	15,279
Advanced Medical Optics, Inc. * (Healthcare - Products)	1,650	65,258
Aetna, Inc. (Healthcare - Services)	17,600	696,079
Affymetrix, Inc. * (Biotechnology)	2,200	47,432
Albany Molecular Research, Inc. * (Commercial Services)	550	5,148
Alcon, Inc. (Healthcare - Products)	2,750	314,875
Alexion Pharmaceuticals, Inc. * (Biotechnology)	1,100	37,378
Alkermes, Inc. * (Pharmaceuticals)	3,300	52,305
Allergan, Inc. (Pharmaceuticals)	4,950	557,420
Alpharma, Inc. – Class A (Pharmaceuticals)	1,650	38,594
American Medical Systems Holdings, Inc. * (Healthcare - Products)	2,200	40,546
AMERIGROUP Corp. * (Healthcare - Services)	1,650	48,758
Amgen, Inc. * (Biotechnology)	37,950	2,714,563
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	3,850	169,670
Applera Corp. - Applied Biosystems Group (Electronics)	6,050	200,316
Applera Corp. - Celera Genomics Group * (Biotechnology)	2,750	38,280
Apria Healthcare Group, Inc. * (Healthcare - Services)	1,100	21,714
ArthroCare Corp. * (Healthcare - Products)	1,100	51,546
Bard (C.R.), Inc. (Healthcare - Products)	3,300	247,500
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	3,300	171,402
Bausch & Lomb, Inc. (Healthcare - Products)	1,650	82,715
Baxter International, Inc. (Healthcare - Products)	21,450	975,116
Beckman Coulter, Inc. (Healthcare - Products)	2,200	126,632
Becton, Dickinson & Co. (Healthcare - Products)	7,700	544,159
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	550	38,902
Biogen Idec, Inc. * (Biotechnology)	11,000	491,479
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	2,750	39,133
Biomet, Inc. (Healthcare - Products)	7,150	230,159
Biosite Diagnostics, Inc. * (Healthcare - Products)	550	25,427
Boston Scientific Corp. * (Healthcare - Products)	44,000	650,759
Bristol-Myers Squibb Co. (Pharmaceuticals)	63,250	1,576,189
Caremark Rx, Inc. (Pharmaceuticals)	14,300	810,381

See accompanying notes to the Schedules of Portfolio Investments.

Celgene Corp. * (Biotechnology)	11,550	500,114
Cell Genesys, Inc. * (Biotechnology)	1,650	7,541
Centene Corp. * (Healthcare - Services)	1,650	27,126
Cephalon, Inc. * (Pharmaceuticals)	2,200	135,850
Charles River Laboratories International, Inc. * (Biotechnology)	2,200	95,502
CIGNA Corp. (Insurance)	3,850	447,832
Community Health Systems, Inc. * (Healthcare - Services)	3,300	123,255
Cooper Cos., Inc. (Healthcare - Products)	1,650	88,275
Covance, Inc. * (Healthcare - Services)	2,200	146,036
Coventry Health Care, Inc. * (Healthcare - Services)	5,500	283,360
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,650	35,871
CV Therapeutics, Inc. * (Pharmaceuticals)	1,650	18,381
Cyberonics, Inc. * (Healthcare - Products)	550	9,642
CYTYC Corp. * (Healthcare - Products)	3,850	94,248
Dade Behring Holdings, Inc. (Healthcare - Products)	2,750	110,440
Datascope Corp. (Healthcare - Products)	550	18,409
DaVita, Inc. * (Healthcare - Services)	3,300	190,971
Delta & Pine Land Co. (Agriculture)	1,100	44,550
DENTSPLY International, Inc. (Healthcare - Products)	4,400	132,484
Edwards Lifesciences Corp. * (Healthcare - Products)	1,650	76,874
Eli Lilly & Co. (Pharmaceuticals)	31,350	1,786,949
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	4,400	143,220
Enzo Biochem, Inc. * (Biotechnology)	1,100	13,409
Enzon, Inc. * (Biotechnology)	1,650	13,613
eResearch Technology, Inc. * (Internet)	1,100	8,921
Express Scripts, Inc. * (Pharmaceuticals)	3,850	290,637
Fisher Scientific International, Inc. * (Electronics)	3,850	301,223
Forest Laboratories, Inc. * (Pharmaceuticals)	10,450	528,875
Gen-Probe, Inc. * (Healthcare - Products)	1,650	77,369
Genentech, Inc. * (Biotechnology)	14,850	1,228,094
Genzyme Corp. * (Biotechnology)	8,250	556,627
Gilead Sciences, Inc. * (Pharmaceuticals)	14,850	1,020,194
Haemonetics Corp. * (Healthcare - Products)	1,100	51,480
HCA, Inc. (Healthcare - Services)	12,650	631,108
Health Management Associates, Inc. - Class A (Healthcare - Services)	7,700	160,930
Health Net, Inc. * (Healthcare - Services)	3,850	167,552
Healthways, Inc. * (Healthcare - Services)	1,100	49,060
Henry Schein, Inc. * (Healthcare - Products)	2,750	137,885
Hillenbrand Industries, Inc. (Healthcare - Products)	1,650	94,017

See accompanying notes to the Schedules of Portfolio Investments.

Hologic, Inc. * (Healthcare - Products)	1,650	71,808
Hospira, Inc. * (Pharmaceuticals)	4,950	189,437
Human Genome Sciences, Inc. * (Biotechnology)	4,400	50,776
Humana, Inc. * (Healthcare - Services)	5,500	363,495
ICOS Corp. * (Biotechnology)	2,200	55,132
IDEXX Laboratories, Inc. * (Healthcare - Products)	1,100	100,254
ImClone Systems, Inc. * (Pharmaceuticals)	2,200	62,304
Immucor, Inc. * (Healthcare - Products)	2,200	49,302
Incyte Genomics, Inc. * (Biotechnology)	2,200	9,306
InterMune, Inc. * (Biotechnology)	1,100	18,062
Intuitive Surgical, Inc. * (Healthcare - Products)	1,100	115,995
Invacare Corp. (Healthcare - Products)	1,100	25,872
Invitrogen Corp. * (Biotechnology)	1,650	104,627
Johnson & Johnson (Healthcare - Products)	96,250	6,250,474
Kinetic Concepts, Inc. * (Healthcare - Products)	1,650	51,909
King Pharmaceuticals, Inc. * (Pharmaceuticals)	7,700	131,131
Kyphon, Inc. * (Healthcare - Products)	1,650	61,743
Laboratory Corp. of America Holdings * (Healthcare - Services)	3,850	252,445
LifePoint Hospitals, Inc. * (Healthcare - Services)	1,650	58,278
Lincare Holdings, Inc. * (Healthcare - Services)	3,300	114,312
Magellan Health Services, Inc. * (Healthcare - Services)	1,100	46,860
Manor Care, Inc. (Healthcare - Services)	2,200	115,016
Medarex, Inc. * (Pharmaceuticals)	3,850	41,349
Medco Health Solutions, Inc. * (Pharmaceuticals)	9,350	562,029
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,650	53,378
MedImmune, Inc. * (Biotechnology)	7,700	224,917
Medtronic, Inc. (Healthcare - Products)	37,400	1,736,855
Mentor Corp. (Healthcare - Products)	1,100	55,429
Merck & Co., Inc. (Pharmaceuticals)	70,400	2,949,759
MGI Pharma, Inc. * (Pharmaceuticals)	2,750	47,328
Millennium Pharmaceuticals, Inc. * (Biotechnology)	9,900	98,505
Millipore Corp. * (Biotechnology)	1,650	101,145
Molecular Devices Corp. * (Electronics)	550	10,170
Mylan Laboratories, Inc. (Pharmaceuticals)	6,600	132,858
Myriad Genetics, Inc. * (Biotechnology)	1,100	27,115
Nabi Biopharmaceuticals * (Pharmaceuticals)	2,200	12,716
Nektar Therapeutics * (Biotechnology)	2,750	39,628
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	1,100	11,825
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	550	13,266

See accompanying notes to the Schedules of Portfolio Investments.

NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	1,650	6,287
Odyssey Healthcare, Inc. * (Healthcare - Services)	1,100	15,598
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,100	19,019
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,650	61,925
Owens & Minor, Inc. (Distribution/Wholesale)	1,100	36,179
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,100	20,064
PAREXEL International Corp. * (Commercial Services)	1,100	36,399
Patterson Cos., Inc. * (Healthcare - Products)	4,400	147,884
PDL BioPharma, Inc. * (Biotechnology)	3,850	73,920
Pediatrix Medical Group, Inc. * (Healthcare - Services)	1,650	75,240
Perrigo Co. (Pharmaceuticals)	2,750	46,668
Pfizer, Inc. (Pharmaceuticals)	237,600	6,738,335
Pharmaceutical Product Development, Inc. (Commercial Services)	3,300	117,777
PolyMedica Corp. (Healthcare - Products)	550	23,546
PSS World Medical, Inc. * (Healthcare - Products)	2,200	43,978
Psychiatric Solutions, Inc. * (Healthcare - Services)	1,650	56,249
Quest Diagnostics, Inc. (Healthcare - Services)	4,950	302,742
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	1,650	25,889
ResMed, Inc. * (Healthcare - Products)	2,200	88,550
Respironics, Inc. * (Healthcare - Products)	2,200	84,942
Savient Pharmaceuticals, Inc. * (Biotechnology)	2,200	14,322
Schering-Plough Corp. (Pharmaceuticals)	47,850	1,057,006
Sepracor, Inc. * (Pharmaceuticals)	3,300	159,852
Sierra Health Services, Inc. * (Healthcare - Services)	1,650	62,436
St. Jude Medical, Inc. * (Healthcare - Products)	11,550	407,600
STERIS Corp. (Healthcare - Products)	2,200	52,932
Stryker Corp. (Healthcare - Products)	8,800	436,392
Sunrise Assisted Living, Inc. * (Healthcare - Services)	1,650	49,286
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	550	7,315
Techne Corp. * (Healthcare - Products)	1,100	55,946
Telik, Inc. * (Biotechnology)	1,650	29,354
Tenet Healthcare Corp. * (Healthcare - Services)	15,400	125,356
The Medicines Co. * (Pharmaceuticals)	1,650	37,224
Thermo Electron Corp. * (Electronics)	4,950	194,684
Triad Hospitals, Inc. * (Healthcare - Services)	2,750	121,083
United Surgical Partners International, Inc. * (Healthcare - Services)	1,650	40,970

See accompanying notes to the Schedules of Portfolio Investments.

United Therapeutics Corp. * (Pharmaceuticals)	550	28,897
UnitedHealth Group, Inc. (Healthcare - Services)	43,450	2,137,739
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,650	98,885
Valeant Pharmaceuticals International (Pharmaceuticals)	2,750	54,395
Varian Medical Systems, Inc. * (Healthcare - Products)	4,400	234,916
Varian, Inc. * (Electronics)	1,100	50,457
Ventana Medical Systems, Inc. * (Healthcare - Products)	1,100	44,913
Vertex Pharmaceuticals, Inc. * (Biotechnology)	3,850	129,553
Viasys Healthcare, Inc. * (Healthcare - Products)	1,100	29,964
Waters Corp. * (Electronics)	3,300	149,424
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	3,300	86,361
WellCare Health Plans, Inc. * (Healthcare - Services)	1,100	62,293
WellPoint, Inc. * (Healthcare - Services)	20,350	1,567,967
Wyeth (Pharmaceuticals)	43,450	2,208,997
Zimmer Holdings, Inc. * (Healthcare - Products)	8,250	556,874

TOTAL COMMON STOCKS (Cost $44,277,075)		56,134,859

Repurchase Agreements (0.2%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $127,052 (Collateralized by $134,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $130,486)	$127,000	127,000

TOTAL REPURCHASE AGREEMENTS (Cost $127,000)		127,000

TOTAL INVESTMENT SECURITIES (Cost $44,404,075) - 100.5% of net assets		$56,261,859

Percentages indicated are based on net assets of $55,974,410.

*	Non-income producing security

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Agriculture	0.1%
Biotechnology	12.1%
Commercial Services	0.3%
Distribution/Wholesale	0.1%
Electronics	1.6%
Healthcare-Products	26.8%
Healthcare-Services	14.7%
Insurance	0.8%
Internet	NM
Pharmaceuticals	43.8%
Other**	0.2%

**	Includes non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Industrials

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (100.6%)
3M Co. (Miscellaneous Manufacturing)	5,440	$404,845
Accenture, Ltd. - Class A (Commercial Services)	4,488	142,315
Actuant Corp. - Class A (Miscellaneous Manufacturing)	272	13,627
Acuity Brands, Inc. (Miscellaneous Manufacturing)	408	18,523
Acxiom Corp. (Software)	544	13,415
Affiliated Computer Services, Inc. - Class A * (Computers)	816	42,317
AGCO Corp. * (Machinery-Diversified)	680	17,238
Agilent Technologies, Inc. * (Electronics)	3,400	111,147
Albany International Corp. - Class A (Machinery-Diversified)	136	4,328
Alexander & Baldwin, Inc. (Transportation)	272	12,069
Alliance Data Systems Corp. * (Commercial Services)	544	30,023
Alliant Techsystems, Inc. * (Aerospace/Defense)	272	22,048
Allied Waste Industries, Inc. * (Environmental Control)	1,904	21,458
American Standard Cos. (Building Materials)	1,360	57,079
Ametek, Inc. (Electrical Components & Equipment)	544	23,691
Amphenol Corp. - Class A (Electronics)	680	42,112
Anixter International, Inc. (Telecommunications)	272	15,359
AptarGroup, Inc. (Miscellaneous Manufacturing)	272	13,839
Arkansas Best Corp. (Transportation)	136	5,852
Armor Holdings, Inc. * (Aerospace/Defense)	272	15,594
Arrow Electronics, Inc. * (Electronics)	952	26,113
Automatic Data Processing, Inc. (Software)	4,488	212,462
Avnet, Inc. * (Electronics)	1,088	21,347
Ball Corp. (Packaging & Containers)	816	33,007
Banta Corp. (Commercial Services)	136	6,474
BE Aerospace, Inc. * (Aerospace/Defense)	544	11,473
BearingPoint, Inc. * (Commercial Services)	1,496	11,759
Belden, Inc. (Electrical Components & Equipment)	408	15,598
Bemis Co., Inc. (Packaging & Containers)	816	26,814

See accompanying notes to the Schedules of Portfolio Investments.

Benchmark Electronics, Inc. * (Electronics)	544	14,623
Boeing Co. (Aerospace/Defense)	5,576	439,668
Brady Corp. - Class A (Electronics)	408	14,345
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	272	11,538
Burlington Northern Santa Fe Corp. (Transportation)	2,856	209,744
C.H. Robinson Worldwide, Inc. (Transportation)	1,360	60,629
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	272	22,875
Caterpillar, Inc. (Machinery - Construction & Mining)	5,168	340,054
Ceradyne, Inc. * (Miscellaneous Manufacturing)	136	5,588
Ceridian Corp. * (Computers)	1,088	24,328
CheckFree Corp. * (Internet)	544	22,478
Choicepoint, Inc. * (Commercial Services)	680	24,344
Clarcor, Inc. (Miscellaneous Manufacturing)	408	12,440
Cognex Corp. (Machinery-Diversified)	272	6,871
Coherent, Inc. * (Electronics)	272	9,428
Commscope, Inc. * (Telecommunications)	408	13,407
Con-way, Inc. (Transportation)	408	18,287
Convergys Corp. * (Commercial Services)	1,088	22,467
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	816	69,540
Corrections Corp. of America * (Commercial Services)	272	11,764
Crane Co. (Miscellaneous Manufacturing)	408	17,054
Crown Holdings, Inc. * (Packaging & Containers)	1,360	25,296
CSX Corp. (Transportation)	3,536	116,087
Cummins, Inc. (Machinery-Diversified)	408	48,646
Curtiss-Wright Corp. (Aerospace/Defense)	408	12,383
Danaher Corp. (Miscellaneous Manufacturing)	1,904	130,748
Deere & Co. (Machinery-Diversified)	1,904	159,764
Deluxe Corp. (Commercial Services)	408	6,977
Dionex Corp. * (Electronics)	136	6,928
Donaldson Co., Inc. (Miscellaneous Manufacturing)	544	20,074
Dover Corp. (Miscellaneous Manufacturing)	1,632	77,422
DRS Technologies, Inc. (Aerospace/Defense)	272	11,878
Eagle Materials, Inc. - Class A (Building Materials)	408	13,741
Eaton Corp. (Miscellaneous	1,224	84,272
Manufacturing)eFunds Corp. * (Software)	408	9,865
EGL, Inc. * (Transportation)	272	9,912

See accompanying notes to the Schedules of Portfolio Investments.

EMCOR Group, Inc. * (Engineering & Construction)	272	14,916
Emdeon Corp. * (Internet)	2,176	25,481
Emerson Electric Co. (Electrical Components & Equipment)	3,264	273,718
Energy Conversion Devices, Inc. * (Electrical Components & Equipment)	272	10,075
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	136	6,261
Expeditors International of Washington, Inc. (Transportation)	1,632	72,755
Fastenal Co. (Distribution/Wholesale)	1,088	41,964
FedEx Corp. (Transportation)	2,176	236,487
Fidelity National Information Services, Inc. (Software)	680	25,160
First Data Corp. (Software)	5,984	251,329
Fiserv, Inc. * (Software)	1,360	64,042
Flextronics International, Ltd. * (Electronics)	4,488	56,728
FLIR Systems, Inc. * (Electronics)	544	14,775
Florida Rock Industries, Inc. (Building Materials)	408	15,794
Flowserve Corp. * (Machinery-Diversified)	408	20,641
Fluor Corp. (Engineering & Construction)	680	52,286
Fortune Brands, Inc. (Household Products/Wares)	1,224	91,935
Forward Air Corp. (Transportation)	272	9,000
Foster Wheeler, Ltd. * (Engineering & Construction)	544	20,993
FTI Consulting, Inc. * (Commercial Services)	272	6,816
Gardner Denver, Inc. * (Machinery-Diversified)	408	13,497
GATX Corp. (Trucking & Leasing)	408	16,879
General Cable Corp. * (Electrical Components & Equipment)	408	15,590
General Dynamics Corp. (Aerospace/Defense)	2,584	185,195
General Electric Co. (Miscellaneous Manufacturing)	81,464	2,875,680
General Maritime Corp. (Transportation)	272	9,950
Genesee & Wyoming, Inc. - Class A * (Transportation)	272	6,316
Global Payments, Inc. (Software)	680	29,927
Goodrich Corp. (Aerospace/Defense)	952	38,575
Graco, Inc. (Machinery-Diversified)	544	21,249
Granite Construction, Inc. (Engineering & Construction)	272	14,511
Harland (John H.) Co. (Household Products/Wares)	272	9,914
Harsco Corp. (Miscellaneous Manufacturing)	272	21,121
Hewitt Associates, Inc. * (Commercial Services)	816	19,796
Hexcel Corp. * (Aerospace/Defense Equipment)	680	9,622

See accompanying notes to the Schedules of Portfolio Investments.

Honeywell International, Inc. (Miscellaneous Manufacturing)	5,848	239,183
Hubbell, Inc. - Class B (Electrical Components & Equipment)	408	19,543
IDEX Corp. (Machinery-Diversified)	408	17,564
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,808	170,979
IMS Health, Inc. (Software)	1,632	43,476
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	2,584	98,140
Iron Mountain, Inc. * (Commercial Services)	952	40,879
Itron, Inc. * (Electronics)	136	7,589
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,496	76,700
J.B. Hunt Transport Services, Inc. (Transportation)	816	16,948
Jabil Circuit, Inc. (Electronics)	1,496	42,741
Jacobs Engineering Group, Inc. * (Engineering & Construction)	408	30,490
JLG Industries, Inc. (Machinery - Construction & Mining)	816	16,165
Joy Global, Inc. (Machinery - Construction & Mining)	952	35,805
Kansas City Southern Industries, Inc. * (Transportation)	544	14,857
Kaydon Corp. (Metal Fabricate/Hardware)	272	10,069
Kennametal, Inc. (Hand/Machine Tools)	272	15,409
Kirby Corp. * (Transportation)	408	12,783
L-3 Communications Holdings, Inc. (Aerospace/Defense)	952	74,570
Labor Ready, Inc. * (Commercial Services)	408	6,499
Landstar System, Inc. (Transportation)	408	17,422
Lennox International, Inc. (Building Materials)	544	12,458
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	272	14,810
Lockheed Martin Corp. (Aerospace/Defense)	2,584	222,379
Louisiana-Pacific Corp. (Forest Products & Paper)	816	15,316
Manitowoc Co. (Machinery-Diversified)	544	24,366
Manpower, Inc. (Commercial Services)	680	41,664
Martin Marietta Materials (Building Materials)	408	34,525
Masco Corp. (Building Materials)	3,128	85,770
McDermott International, Inc. * (Engineering & Construction)	816	34,109
MDU Resources Group, Inc. (Electric)	1,360	30,382
MeadWestvaco Corp. (Forest Products & Paper)	1,360	36,054
Mettler Toledo International, Inc. * (Electrical Components & Equipment)	272	17,993
Mine Safety Appliances Co. (Environmental Control)	272	9,694

See accompanying notes to the Schedules of Portfolio Investments.

Molex, Inc. (Electrical Components & Equipment)	408	15,900
Molex, Inc., - Class A (Electrical Components & Equipment)	544	17,903
Monster Worldwide, Inc. * (Internet)	952	34,453
Moog, Inc. - Class A * (Aerospace/Defense)	272	9,428
MPS Group, Inc. * (Commercial Services)	816	12,330
MSC Industrial Direct Co. - Class A (Retail)	408	16,622
Mueller Industries, Inc. (Metal Fabricate/Hardware)	272	9,566
National Instruments Corp. (Computers)	408	11,155
Navigant Consulting Co. * (Commercial Services)	408	8,184
Navistar International Corp. * (Auto Manufacturers)	544	14,046
NCI Building Systems, Inc. * (Building Materials)	136	7,911
Nordson Corp. (Machinery-Diversified)	272	10,842
Norfolk Southern Corp. (Transportation)	3,264	143,779
Northrop Grumman Corp. (Aerospace/Defense)	2,448	166,635
Old Dominion Freight Line, Inc. * (Transportation)	272	8,168
OMI Corp. (Transportation)	544	11,810
Oshkosh Truck Corp. (Auto Manufacturers)	544	27,456
Overseas Shipholding Group, Inc. (Transportation)	272	16,801
Owens-Illinois, Inc. * (Packaging & Containers)	1,088	16,777
PACCAR, Inc. (Auto Manufacturers)	1,904	108,566
Pacer International, Inc. (Transportation)	272	7,551
Packaging Corp. of America (Packaging & Containers)	680	15,776
Pactiv Corp. * (Packaging & Containers)	1,088	30,921
Pall Corp. (Miscellaneous Manufacturing)	952	29,331
Parker Hannifin Corp. (Miscellaneous Manufacturing)	952	73,999
Paychex, Inc. (Commercial Services)	2,584	95,220
Pentair, Inc. (Miscellaneous Manufacturing)	816	21,371
PerkinElmer, Inc. (Electronics)	952	18,021
PHH Corp. * (Commercial Services)	408	11,179
Plexus Corp. * (Electronics)	408	7,834
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,088	68,719
Quanex Corp. (Metal Fabricate/Hardware)	272	8,255
Quanta Services, Inc. * (Commercial Services)	816	13,758

See accompanying notes to the Schedules of Portfolio Investments.

R.R. Donnelley & Sons Co. (Commercial Services)	1,632	53,791
Raytheon Co. (Aerospace/Defense)	3,536	169,763
Regal-Beloit Corp. (Hand/Machine Tools)	272	11,832
Republic Services, Inc. (Environmental Control)	952	38,280
Resources Connection, Inc. * (Commercial Services)	408	10,930
Robert Half International, Inc. (Commercial Services)	1,360	46,199
Rockwell Collins, Inc. (Aerospace/Defense)	1,360	74,582
Rockwell International Corp. (Machinery-Diversified)	1,224	71,113
Roper Industries, Inc. (Miscellaneous Manufacturing)	680	30,423
Ryder System, Inc. (Transportation)	544	28,114
Sanmina-SCI Corp. * (Electronics)	4,216	15,768
Sealed Air Corp. (Packaging & Containers)	680	36,802
Shaw Group, Inc. * (Engineering & Construction)	544	12,860
Sherwin-Williams Co. (Chemicals)	952	53,103
Simpson Manufacturing Co., Inc. (Building Materials)	272	7,352
Smurfit-Stone Container Corp. * (Packaging & Containers)	2,040	22,848
Solectron Corp. * (Electronics)	7,208	23,498
Sonoco Products Co. (Packaging & Containers)	816	27,450
SPX Corp. (Miscellaneous Manufacturing)	408	21,804
Stericycle, Inc. * (Environmental Control)	408	28,474
Swift Transportation Co., Inc. * (Transportation)	408	9,678
Symbol Technologies, Inc. (Electronics)	2,040	30,314
Technitrol, Inc. (Electronics)	272	8,119
Tektronix, Inc. (Electronics)	680	19,672
Teleflex, Inc. (Miscellaneous Manufacturing)	272	15,134
Temple-Inland, Inc. (Forest Products & Paper)	816	32,722
Terex Corp. * (Machinery - Construction & Mining)	816	36,900
Tetra Tech, Inc. * (Environmental Control)	408	7,107
Texas Industries, Inc. (Building Materials)	136	7,080
Textron, Inc. (Miscellaneous Manufacturing)	816	71,400
The Brink’s Co. (Miscellaneous Manufacturing)	408	21,648
The Corporate Executive Board Co. (Commercial Services)	272	24,456
The Genlyte Group, Inc. * (Building Materials)	136	9,683

See accompanying notes to the Schedules of Portfolio Investments.

Thomas & Betts Corp. * (Electronics)	544	25,954
Timken Co. (Metal Fabricate/Hardware)	680	20,250
Toro Co. (Housewares)	272	11,470
Trimble Navigation, Ltd. * (Electronics)	408	19,209
Trinity Industries, Inc. (Miscellaneous Manufacturing)	680	21,876
Tyco International, Ltd. (Miscellaneous Manufacturing)	15,912	445,378
Union Pacific Corp. (Transportation)	2,040	179,520
United Parcel Service, Inc. - Class B (Transportation)	5,168	371,785
United Rentals, Inc. * (Commercial Services)	544	12,648
United Technologies Corp. (Aerospace/Defense)	7,344	465,243
URS Corp. * (Engineering & Construction)	408	15,867
USG CORP. * (Building Materials)	544	25,590
UTI Worldwide, Inc. (Transportation)	680	19,020
Vishay Intertechnology, Inc. * (Electronics)	1,360	19,094
Vulcan Materials Co. (Building Materials)	680	53,210
W.W. Grainger, Inc. (Distribution/Wholesale)	680	45,574
Wabtec Corp. (Machinery-Diversified)	408	11,069
Walter Industries, Inc. (Holding Companies - Diversified)	408	17,413
Washington Group International, Inc. (Engineering & Construction)	272	16,010
Waste Connections, Inc. * (Environmental Control)	408	15,467
Waste Management, Inc. (Environmental Control)	4,216	154,644
Watsco, Inc. (Distribution/Wholesale)	136	6,257
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	272	11,130
Werner Enterprises, Inc. (Transportation)	408	7,634
WESCO International, Inc. * (Distribution/Wholesale)	408	23,676
West Corp. * (Telecommunications)	272	13,138
World Fuel Services Corp. (Retail)	272	11,002
YRC Worldwide Inc. * (Transportation)	408	15,112
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	544	19,443

TOTAL COMMON STOCKS (Cost $11,035,627)		13,906,549

TOTAL INVESTMENT SECURITIES (Cost $11,035,627) - 100.6% of net assets		$13,906,549

Percentages indicated are based on net assets of $13,827,463.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Aerospace/Defense	13.9%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	1.1%
Building Materials	2.4%
Chemicals	0.4%
Commercial Services	4.9%
Computers	0.6%
Distribution/Wholesale	0.8%
Electric	0.2%
Electrical Components & Equipment	3.0%
Electronics	4.0%
Engineering & Construction	1.5%
Environmental Control	2.0%
Forest Products & Paper	0.6%
Hand/Machine Tools	0.3%
Holding Companies - Diversified	0.1%
Household Products/Wares	0.7%
Housewares	0.1%
Internet	0.6%
Machinery-Construction & Mining	3.2%
Machinery-Diversified	3.2%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	37.2%
Packaging & Containers	1.7%
Retail	0.2%
Software	4.7%
Telecommunications	0.3%
Transportation	11.9%
Trucking & Leasing	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Internet

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (97.1%)
Agile Software Corp. * (Internet)	3,132	$20,452
Akamai Technologies, Inc. * (Internet)	6,448	322,336
Allscripts Healthcare Solution, Inc. * (Software)	2,610	58,595
Amazon.com, Inc. * (Internet)	17,835	572,860
aQuantive, Inc. * (Internet)	4,089	96,582
Ariba, Inc. * (Internet)	4,437	33,233
Audible, Inc. * (Internet)	1,131	8,211
Autobytel, Inc. * (Internet)	2,262	6,628
BEA Systems, Inc. * (Software)	22,968	349,113
Check Point Software Technologies, Ltd. * (Internet)	10,179	193,910
CheckFree Corp. * (Internet)	4,437	183,337
CMGI, Inc. * (Internet)	27,231	28,865
CNET Networks, Inc. * (Internet)	8,091	77,512
Digital Insight Corp. * (Internet)	1,914	56,118
Digital River, Inc. * (Internet)	2,349	120,081
E*TRADE Financial Corp. * (Diversified Financial Services)	25,143	601,420
EarthLink, Inc. * (Internet)	6,786	49,334
eBay, Inc. * (Internet)	25,404	720,458
Emdeon Corp. * (Internet)	16,443	192,548
Google, Inc. - Class A * (Internet)	1,740	699,306
IAC/InterActiveCorp * (Internet)	11,250	323,550
Infospace, Inc. * (Internet)	1,827	33,690
Internet Security Systems, Inc. * (Internet)	2,436	67,623
Interwoven, Inc. * (Internet)	2,262	24,950
j2 Global Communications, Inc. * (Internet)	2,958	80,369
Jupitermedia Corp. * (Internet)	1,305	11,301
Monster Worldwide, Inc. * (Internet)	6,786	245,585
Priceline.com, Inc. * (Internet)	2,001	73,617
RealNetworks, Inc. * (Internet)	6,177	65,538
Sapient Corp. * (Internet)	4,785	26,078
TD Ameritrade Holding Corp. * (Diversified Financial Services)	14,529	273,872
Tibco Software, Inc. * (Internet)	12,441	111,720
United Online, Inc. (Internet)	3,828	46,625
ValueClick, Inc. * (Internet)	6,003	111,296
VeriSign, Inc. * (Internet)	14,442	291,728
Vignette Corp. * (Internet)	1,740	23,560
webMethods, Inc. * (Internet)	3,219	24,625
Websense, Inc. * (Internet)	2,784	60,162
Yahoo!, Inc. * (Internet)	24,360	615,821

TOTAL COMMON STOCKS (Cost $3,210,595)		6,902,609

	Principal Amount
Repurchase Agreements (0.4%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $25,010 (Collateralized by $27,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $26,292)	$25,000	25,000

TOTAL REPURCHASE AGREEMENTS (Cost $25,000)		25,000

TOTAL INVESTMENT SECURITIES (Cost $3,235,595) - 97.5% of net assets		$6,927,609

Percentages indicated are based on net assets of $7,105,830.

*	Non-income producing security.

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Diversified Financial Services	12.3%
Internet	79.1%
Software	5.7%
Other **	0.4%
**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Oil & Gas

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (94.3%)
Anadarko Petroleum Corp. (Oil & Gas)	46,433	$2,035,158
Apache Corp. (Oil & Gas)	33,054	2,089,013
Atwood Oceanics, Inc. * (Oil & Gas)	2,361	106,174
Baker Hughes, Inc. (Oil & Gas Services)	33,054	2,254,283
Berry Petroleum Co. - Class A (Oil & Gas)	3,935	110,810
BJ Services Co. (Oil & Gas Services)	29,906	901,068
Bristow Group, Inc. * (Transportation)	2,361	81,218
Cabot Oil & Gas Corp. (Oil & Gas)	4,722	226,325
Cameron International Corp. * (Oil & Gas Services)	11,018	532,280
Cheniere Energy, Inc. * (Oil & Gas)	5,509	163,672
Chesapeake Energy Corp. (Oil & Gas)	40,137	1,163,170
ChevronTexaco Corp. (Oil & Gas)	221,147	14,343,595
Cimarex Energy Co. (Oil & Gas)	8,657	304,640
Comstock Resources, Inc. * (Oil & Gas)	3,935	106,835
ConocoPhillips (Oil & Gas)	155,039	9,229,473
Core Laboratories N.V. * (Oil & Gas Services)	2,361	150,632
Denbury Resources, Inc. * (Oil & Gas)	11,805	341,165
Devon Energy Corp. (Oil & Gas)	42,498	2,683,749
Diamond Offshore Drilling, Inc. (Oil & Gas)	6,296	455,642
Dynegy, Inc. - Class A * (Pipelines)	40,137	222,359
El Paso Corp. (Pipelines)	70,043	955,387
Encore Acquisition Co. * (Oil & Gas)	4,722	114,933
Ensco International, Inc. (Oil & Gas)	15,740	689,884
EOG Resources, Inc. (Oil & Gas)	24,397	1,587,025
Exxon Mobil Corp. (Oil & Gas)	468,120	31,410,853
FMC Technologies, Inc. * (Oil & Gas Services)	7,083	380,357
Forest Oil Corp. * (Oil & Gas)	5,509	174,029
Frontier Oil Corp. (Oil & Gas)	11,018	292,858
Global Industries, Ltd. * (Oil & Gas Services)	8,657	134,703
GlobalSantaFe Corp. (Oil & Gas)	23,610	1,180,264
Grant Prideco, Inc. * (Oil & Gas Services)	13,379	508,803
Grey Wolf, Inc. * (Oil & Gas)	19,675	131,429
Halliburton Co. (Oil & Gas Services)	103,097	2,933,109
Hanover Compressor Co. * (Oil & Gas Services)	8,657	157,731
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	8,657	289,144
Helmerich & Payne, Inc. (Oil & Gas)	9,444	217,495
Hess Corp. (Oil & Gas)	25,184	1,043,121
Holly Corp. (Oil & Gas)	4,722	204,604
Houston Exploration Co. * (Oil & Gas)	3,148	173,612
Hydril * (Oil & Gas Services)	2,361	132,358
Input/Output, Inc. * (Oil & Gas Services)	7,083	70,334
Kinder Morgan, Inc. (Pipelines)	11,018	1,155,237

See accompanying notes to the Schedules of Portfolio Investments.

Lone Star Technologies, Inc. * (Oil & Gas Services)	3,148	152,300
Marathon Oil Corp. (Oil & Gas)	36,202	2,783,934
Mariner Energy, Inc. * (Oil & Gas)	7,870	144,572
Maverick Tube Corp. * (Oil & Gas Services)	3,935	255,106
Murphy Oil Corp. (Oil & Gas)	18,101	860,703
Nabors Industries, Ltd. * (Oil & Gas)	29,906	889,704
National-Oilwell Varco, Inc. * (Oil & Gas Services)	17,314	1,013,735
Newfield Exploration Co. * (Oil & Gas)	13,379	515,627
Newpark Resources, Inc. * (Oil & Gas Services)	8,657	46,142
Noble Corp. (Oil & Gas)	14,166	909,174
Noble Energy, Inc. (Oil & Gas)	18,101	825,225
Occidental Petroleum Corp. (Oil & Gas)	85,783	4,127,020
Oceaneering International, Inc. * (Oil & Gas Services)	5,509	169,677
OGE Energy Corp. (Electric)	8,657	312,604
Parker Drilling Co. * (Oil & Gas)	11,018	78,007
Patterson-UTI Energy, Inc. (Oil & Gas)	16,527	392,682
Penn Virginia Corp. (Oil & Gas)	1,574	99,807
Pioneer Natural Resources Co. (Oil & Gas)	12,592	492,599
Plains Exploration & Production Co. * (Oil & Gas)	7,870	337,702
Pogo Producing Co. (Oil & Gas)	5,509	225,594
Pride International, Inc. * (Oil & Gas)	16,527	453,170
Quicksilver Resources, Inc. * (Oil & Gas)	5,509	175,737
Range Resources Corp. (Oil & Gas)	14,166	357,550
Rowan Cos., Inc. (Oil & Gas)	11,018	348,499
Schlumberger, Ltd. (Oil & Gas Services)	118,837	7,371,458
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,361	194,783
Smith International, Inc. (Oil & Gas Services)	21,249	824,461
Southwestern Energy Co. * (Oil & Gas)	16,527	493,661
St. Mary Land & Exploration Co. (Oil & Gas)	5,509	202,235
Stone Energy Corp. * (Oil & Gas)	2,361	95,573
Sunoco, Inc. (Oil & Gas)	13,379	832,040
Superior Energy Services, Inc. * (Oil & Gas Services)	7,870	206,666
Swift Energy Co. * (Oil & Gas)	3,148	131,649
Tesoro Petroleum Corp. (Oil & Gas)	7,083	410,672
TETRA Technologies, Inc. * (Oil & Gas Services)	7,083	171,125
Tidewater, Inc. (Oil & Gas Services)	5,509	243,443
Todco - Class A * (Oil & Gas)	6,296	217,842
Transocean Sedco Forex, Inc. * (Oil & Gas)	31,480	2,305,280
Unit Corp. * (Oil & Gas)	4,722	217,070
Universal Compression Holdings, Inc. * (Oil & Gas Services)	3,148	168,261
Valero Energy Corp. (Oil & Gas)	62,173	3,200,044
Veritas DGC, Inc. * (Oil & Gas Services)	3,148	207,201

See accompanying notes to the Schedules of Portfolio Investments.

W-H Energy Services, Inc. * (Oil & Gas Services)	3,148	130,548
Weatherford International, Ltd. * (Oil & Gas Services)	34,628	1,444,680
Whiting Petroleum Corp. * (Oil & Gas)	3,935	157,794
Williams Cos., Inc. (Pipelines)	59,812	1,427,712
XTO Energy, Inc. (Oil & Gas)	36,989	1,558,347

TOTAL COMMON STOCKS (Cost $65,960,852)		119,617,946

	Principal Amount
Repurchase Agreements (0.1%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $86,035 (Collateralized by $91,000 Federal National Mortgage Association, 3.25%, 8/15/08, market value $88,613)	$86,000	86,000

TOTAL REPURCHASE AGREEMENTS (Cost $86,000)		86,000

TOTAL INVESTMENT SECURITIES (Cost $66,046,852) - 94.4% of net assets		$119,703,946

Percentages indicated are based on net assets of $126,823,075.

*	Non-income producing security

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Electric	0.2%
Oil & Gas	74.4%
Oil & Gas Services	16.6%
Pipelines	3.0%
Transportation	0.1%
Other **	0.1%

**	Includes non–equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Pharmaceuticals

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (84.5%)
Abbott Laboratories (Pharmaceuticals)	44,228	$2,147,712
Abraxis Bioscience, Inc. * (Pharmaceuticals)	1,212	33,669
Alkermes, Inc. * (Pharmaceuticals)	5,454	86,446
Allergan, Inc. (Pharmaceuticals)	8,484	955,383
Alpharma, Inc. - Class A(Pharmaceuticals)	2,424	56,697
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	5,454	283,281
Bristol-Myers Squibb Co. (Pharmaceuticals)	88,456	2,204,324
Cephalon, Inc. * (Pharmaceuticals)	3,030	187,103
Eli Lilly & Co. (Pharmaceuticals)	37,522	2,138,754
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	7,272	236,704
Forest Laboratories, Inc. * (Pharmaceuticals)	17,574	889,420
Hospira, Inc. * (Pharmaceuticals)	8,484	324,683
Johnson & Johnson (Healthcare - Products)	161,802	10,507,422
King Pharmaceuticals, Inc. * (Pharmaceuticals)	13,332	227,044
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	3,030	98,021
Merck & Co., Inc. (Pharmaceuticals)	52,076	2,181,984
MGI Pharma, Inc. * (Pharmaceuticals)	4,242	73,005
Mylan Laboratories, Inc. (Pharmaceuticals)	11,514	231,777
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	1,212	29,233
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,818	33,160
Perrigo Co. (Pharmaceuticals)	4,848	82,271
Pfizer, Inc. (Pharmaceuticals)	399,354	11,325,679
Schering-Plough Corp. (Pharmaceuticals)	80,598	1,780,410
Sepracor, Inc. * (Pharmaceuticals)	6,060	293,546
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	1,212	16,120
The Medicines Co. * (Pharmaceuticals)	2,424	54,685
Valeant Pharmaceuticals International (Pharmaceuticals)	4,848	95,893
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	5,454	142,731
Wyeth (Pharmaceuticals)	42,420	2,156,633

TOTAL COMMON STOCKS (Cost $35,573,689)		38,873,790

TOTAL INVESTMENT SECURITIES (Cost $35,573,689) - 84.5% of net assets		$38,873,790

Percentages indicated are based on net assets of $46,013,877.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S.
Pharmaceuticals Index expiring 10/3/06
(Underlying notional amount at value $7,398,150)	26,700	$(1,850)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Healthcare-Products	22.8%
Pharmaceuticals	61.7%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Precious Metals

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Principal Amount	Value
U.S Government Agency Obligations (79.2%)
Federal Agricultural Mortgage Corp. *, 4.50%, 10/2/06	$19,786,000	$19,783,527
Federal Farm Credit Bank *, 4.50%, 10/2/06	19,786,000	19,783,527
Federal Home Loan Bank *, 4.50%, 10/2/06	19,786,000	19,783,527
Federal National Mortgage Association *, 4.50%, 10/2/06	19,786,000	19,783,526

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $79,134,107)		79,134,107

Repurchase Agreements (19.8%)
UBS*, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $19,780,074 (Collateralized by $20,452,000 of various U.S. Government Agency Obligations, 3.375% - 5.00%, 9/14/07 - 9/15/08 market value $20,172,432)	19,772,000	19,772,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,772,000)		19,772,000

TOTAL INVESTMENT SECURITIES (Cost $98,906,107) - 99.0% of net assets		$98,906,107

Percentages indicated are based on net assets of $99,919,323.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 10/30/06 (Underlying notional amount at value $100,001,444)	385,585	$2,706,265

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Real Estate

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (100.2%)
Alexandria Real Estate Equities, Inc. (REIT)	5,488	$514,774
AMB Property Corp. (REIT)	17,836	982,942
American Financial Realty Trust (REIT)	26,411	294,747
American Home Mortgage Investment Corp. (REIT)	9,261	322,931
Annaly Mortgage Management, Inc. (REIT)	39,445	518,307
Apartment Investment and Management Co. - Class A (REIT)	19,894	1,082,433
Archstone-Smith Trust (REIT)	43,218	2,352,788
Avalonbay Communities, Inc. (REIT)	15,092	1,817,077
BioMed Realty Trust, Inc. (REIT)	13,034	395,452
Boston Properties, Inc. (REIT)	23,324	2,410,302
Brandywine Realty Trust (REIT)	18,522	602,891
BRE Properties, Inc. - Class A (REIT)	10,633	635,109
Brookfield Properties Corp. (Real Estate)	23,667	835,918
Camden Property Trust (REIT)	11,662	886,429
CapitalSource, Inc. (Diversified Financial Services)	25,725	664,219
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	40,474	995,660
CBL & Associates Properties, Inc. (REIT)	13,034	546,255
Colonial Properties Trust (REIT)	9,261	442,768
Corporate Office Properties Trust (REIT)	8,575	383,817
Cousins Properties, Inc. (REIT)	8,232	281,617
Crescent Real Estate Equities Co. (REIT)	19,551	426,407
Developers Diversified Realty Corp. (REIT)	22,295	1,243,169
Duke-Weeks Realty Corp. (REIT)	27,440	1,024,884
Equity Inns, Inc. (REIT)	10,976	174,738
Equity Lifestyle Properties, Inc. (REIT)	4,459	203,821
Equity Office Properties Trust (REIT)	71,687	2,850,275
Equity Residential Properties Trust (REIT)	59,682	3,018,716
Essex Property Trust, Inc. (REIT)	4,802	582,963
Federal Realty Investment Trust (REIT)	10,976	815,517
FelCor Lodging Trust, Inc. (REIT)	12,348	247,577
First Industrial Realty Trust, Inc. (REIT)	9,261	407,484
Forest City Enterprises, Inc. - Class A (Real Estate)	12,005	651,872
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	30,527	245,132
General Growth Properties, Inc. (REIT)	46,305	2,206,433

See accompanying notes to the Schedules of Portfolio Investments.

Glenborough Realty Trust, Inc. (REIT)	6,517	167,682
Health Care Property Investors, Inc. (REIT)	27,783	862,662
Health Care REIT, Inc. (REIT)	12,691	507,767
Healthcare Realty Trust, Inc. (REIT)	9,604	368,890
Highwoods Properties, Inc. (REIT)	10,976	408,417
Home Properties, Inc. (REIT)	7,203	411,723
Hospitality Properties Trust (REIT)	14,063	663,774
Host Marriott Corp. (REIT)	106,673	2,446,012
HRPT Properties Trust (REIT)	42,875	512,356
IMPAC Mortgage Holdings, Inc.	14,406	134,984
(REIT)iStar Financial, Inc. (REIT)	23,324	972,611
Jones Lang LaSalle, Inc. (Real Estate)	7,546	645,032
Kilroy Realty Corp. (REIT)	6,517	490,991
Kimco Realty Corp. (REIT)	42,532	1,823,347
KKR Financial Corp. (REIT)	16,464	404,027
LaSalle Hotel Properties (REIT)	8,232	356,775
Lexington Corporate Properties Trust (REIT)	10,976	232,472
Liberty Property Trust (REIT)	18,522	885,166
Mack-Cali Realty Corp. (REIT)	12,691	657,394
Maguire Properties, Inc. (REIT)	7,546	307,424
Mid-America Apartment Communities, Inc. (REIT)	4,802	293,978
Nationwide Health Properties, Inc. (REIT)	16,464	440,247
New Century Financial Corp. (REIT)	10,290	404,500
New Plan Excel Realty Trust, Inc. (REIT)	21,266	575,245
Novastar Financial, Inc. (REIT)	6,517	190,231
Pan Pacific Retail Properties (REIT)	8,232	571,465
Pennsylvania REIT	7,546	321,233
Plum Creek Timber Co., Inc. (Forest Products & Paper)	36,701	1,249,302
Post Properties, Inc. (REIT)	8,918	423,783
Potlatch Corp. (Forest Products & Paper)	7,889	292,682
Prologis (REIT)	49,735	2,837,879
Public Storage, Inc. (REIT)	26,068	2,241,587
Rayonier, Inc. (Forest Products & Paper)	15,435	583,443
Realogy Corp. * (Real Estate)	51,107	1,159,107
Realty Income Corp. (REIT)	18,179	449,203
Reckson Associates Realty Corp. (REIT)	16,807	719,340
Redwood Trust, Inc. (REIT)	5,145	259,154
Regency Centers Corp. (REIT)	13,720	943,387
Saxon Capital, Inc. (REIT)	10,290	144,472
Simon Property Group, Inc. (REIT)	45,276	4,102,911
SL Green Realty Corp. (REIT)	9,261	1,034,454
St. Joe Co. (Real Estate)	15,092	828,098
Strategic Hotels & Resorts, Inc. (REIT)	14,749	293,210
Sunstone Hotel Investors, Inc. (REIT)	11,662	346,595
Taubman Centers, Inc. (REIT)	10,633	472,318
The Macerich Co. (REIT)	14,749	1,126,234
The Mills Corp. (REIT)	11,662	194,872
Thornburg Mortgage Asset Corp. (REIT)	23,324	594,062
Trammell Crow Co. * (Real Estate)	7,203	262,982
Trizec Properties, Inc. (REIT)	19,208	555,303

See accompanying notes to the Schedules of Portfolio Investments.

United Dominion Realty Trust, Inc. (REIT)	27,440	828,688
Ventas, Inc. (REIT)	21,266	819,592
Vornado Realty Trust (REIT)	26,754	2,916,186
Washington REIT	9,261	368,588
Weingarten Realty Investors (REIT)	16,807	723,037

TOTAL COMMON STOCKS (Cost $51,812,459)		73,892,298

TOTAL INVESTMENT SECURITIES (Cost $51,812,459) - 100.2% of net assets		$73,892,298

Percentages indicated are based on net assets of $73,722,375.

*	Non-income producing security

REIT	Real Estate Investment Trust

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Diversified Financial Services	1.2%
Forest Products & Paper	2.9%
Real Estate	7.3%
Real Estate Investment Trust	88.8%
.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Semiconductor

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (97.0%)
Actel Corp. * (Semiconductors)	426	$6,624
Advanced Micro Devices, Inc. * (Semiconductors)	8,307	206,429
Agere Systems, Inc. * (Semiconductors)	2,982	44,521
Altera Corp. * (Semiconductors)	6,177	113,533
Amkor Technology, Inc. * (Semiconductors)	1,704	8,793
Analog Devices, Inc. (Semiconductors)	6,177	181,542
Applied Materials, Inc. (Semiconductors)	26,838	475,837
Applied Micro Circuits Corp. * (Semiconductors)	5,112	14,774
Asyst Technologies, Inc. * (Semiconductors)	852	5,760
Atmel Corp. * (Semiconductors)	7,668	46,315
ATMI, Inc. * (Semiconductors)	639	18,576
Axcelis Technologies, Inc. * (Semiconductors)	1,704	12,030
Broadcom Corp. - Class A * (Semiconductors)	7,881	239,110
Brooks Automation, Inc. * (Semiconductors)	1,278	16,678
Cabot Microelectronics Corp. * (Chemicals)	426	12,277
Cirrus Logic, Inc. * (Semiconductors)	1,278	9,317
Cohu, Inc. (Semiconductors)	426	7,596
Conexant Systems, Inc. * (Semiconductors)	8,307	16,614
Credence Systems Corp. * (Semiconductors)	1,491	4,249
Cree Research, Inc. * (Semiconductors)	1,278	25,701
Cymer, Inc. * (Electronics)	639	28,058
Cypress Semiconductor Corp. * (Semiconductors)	2,343	41,635
DSP Group, Inc. * (Semiconductors)	426	9,734
Exar Corp. * (Semiconductors)	639	8,492
Fairchild Semiconductor International, Inc. * (Semiconductors)	2,130	39,831
FormFactor, Inc. * (Semiconductors)	639	26,921
Freescale Semiconductor, Inc. - Class A * (Semiconductors)	2,343	89,151
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	4,686	178,115
Integrated Device Technology, Inc. * (Semiconductors)	3,408	54,732
Intel Corp. (Semiconductors)	88,984	1,830,400
Interdigital Communications Corp. * (Telecommunications)	852	29,053
International Rectifier Corp. * (Semiconductors)	1,278	44,526

See accompanying notes to the Schedules of Portfolio Investments.

Intersil Corp. - Class A (Semiconductors)	2,343	57,521
KLA -Tencor Corp. (Semiconductors)	3,408	151,554
Kopin Corp. * (Semiconductors)	1,278	4,281
Kulicke & Soffa Industries, Inc. * (Semiconductors)	1,065	9,415
Lam Research Corp. * (Semiconductors)	2,343	106,208
Lattice Semiconductor Corp. * (Semiconductors)	1,917	13,074
Linear Technology Corp. (Semiconductors)	5,112	159,085
LSI Logic Corp. * (Semiconductors)	6,816	56,028
LTX Corp. * (Semiconductors)	1,065	5,336
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	639	25,713
Marvell Technology Group, Ltd. * (Semiconductors)	7,881	152,655
Maxim Integrated Products, Inc. (Semiconductors)	5,538	155,452
MEMC Electronic Materials, Inc. * (Semiconductors)	2,982	109,231
Micrel, Inc. * (Semiconductors)	1,065	10,213
Microchip Technology, Inc. (Semiconductors)	3,621	117,393
Micron Technology, Inc. * (Semiconductors)	12,354	214,960
Microsemi Corp. * (Semiconductors)	1,065	20,075
Mindspeed Technologies, Inc. * (Semiconductors)	1,917	3,316
National Semiconductor Corp. (Semiconductors)	5,538	130,309
Novellus Systems, Inc. * (Semiconductors)	2,130	58,916
NVIDIA Corp. * (Semiconductors)	5,964	176,475
OmniVision Technologies, Inc. * (Semiconductors)	852	12,158
Photronics, Inc. * (Semiconductors)	639	9,029
PMC-Sierra, Inc. * (Semiconductors)	3,621	21,509
QLogic Corp. * (Semiconductors)	2,769	52,334
Rambus, Inc. * (Semiconductors)	1,704	29,718
RF Micro Devices, Inc. * (Telecommunications)	3,195	24,218
SanDisk Corp. * (Computers)	3,408	182,465
Semtech Corp. * (Semiconductors)	1,278	16,307
Silicon Image, Inc. * (Semiconductors)	1,491	18,966
Silicon Laboratories, Inc. * (Semiconductors)	852	26,429
Silicon Storage Technology, Inc. * (Computers)	1,491	6,143
SiRF Technology Holdings, Inc. * (Semiconductors)	852	20,439
Skyworks Solutions, Inc. * (Semiconductors)	2,769	14,371
Teradyne, Inc. * (Semiconductors)	3,408	44,849
Tessera Technologies, Inc. * (Semiconductors)	852	29,633
Texas Instruments, Inc. (Semiconductors)	26,199	871,116
Transmeta Corp. * (Semiconductors)	3,195	3,674

See accompanying notes to the Schedules of Portfolio Investments.

Trident Microsystems, Inc. * (Software)	1,065	24,772
TriQuint Semiconductor, Inc. * (Semiconductors)	2,343	12,184
Ultratech Stepper, Inc. * (Semiconductors)	426	5,674
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	1,065	39,086
Xilinx, Inc. (Semiconductors)	5,751	126,234
Zoran Corp. * (Semiconductors)	852	13,700

TOTAL COMMON STOCKS (Cost $4,931,623)		7,189,142

TOTAL INVESTMENT SECURITIES (Cost $4,931,623) - 97.0% of net assets		$7,189,142

Percentages indicated are based on net assets of $7,412,053.

*	Non-income producing security

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Chemicals	0.2%
Computers	2.9%
Electronics	0.4%
Semiconductors	92.5%
Software	0.3%
Telecommunications	0.7%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Technology

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (100.2%)
3Com Corp. * (Telecommunications)	4,064	$17,922
ADC Telecommunications, Inc. * (Telecommunications)	1,016	15,240
Adobe Systems, Inc. * (Software)	5,588	209,271
ADTRAN, Inc. (Telecommunications)	508	12,111
Advanced Micro Devices, Inc. * (Semiconductors)	5,080	126,238
Agere Systems, Inc. * (Semiconductors)	1,524	22,753
Akamai Technologies, Inc. * (Internet)	1,524	76,185
Altera Corp. * (Semiconductors)	3,556	65,359
Amdocs, Ltd. * (Telecommunications)	2,032	80,467
American Power Conversion Corp. (Electrical Components & Equipment)	2,032	44,623
American Tower Corp. * (Telecommunications)	4,064	148,336
Analog Devices, Inc. (Semiconductors)	3,556	104,511
Andrew Corp. * (Telecommunications)	1,524	14,067
ANSYS, Inc. * (Software)	508	22,443
Apple Computer, Inc. * (Computers)	8,636	665,231
Applied Materials, Inc. (Semiconductors)	15,748	279,212
Applied Micro Circuits Corp. * (Semiconductors)	3,048	8,809
Arris Group, Inc. * (Telecommunications)	1,016	11,643
Atmel Corp. * (Semiconductors)	4,572	27,615
ATMI, Inc. * (Semiconductors)	508	14,768
Autodesk, Inc. * (Software)	2,540	88,341
Avaya, Inc. * (Telecommunications)	4,572	52,304
Avocent Corp. * (Internet)	508	15,301
BEA Systems, Inc. * (Software)	4,064	61,773
BMC Software, Inc. * (Software)	2,032	55,311
Brightpoint, Inc. * (Distribution/Wholesale)	508	7,224
Broadcom Corp. - Class A * (Semiconductors)	4,572	138,714
Brocade Communications Systems, Inc. * (Computers)	2,540	17,932
Brooks Automation, Inc. * (Semiconductors)	508	6,629
CA, Inc. (Software)	4,572	108,311
CACI International, Inc. - Class A * (Computers)	508	27,945
Cadence Design Systems, Inc. * (Computers)	3,048	51,694
CDW Corp. (Distribution/Wholesale)	508	31,333
Cerner Corp. * (Software)	508	23,063
Check Point Software Technologies, Ltd. * (Internet)	1,524	29,032
Ciena Corp. * (Telecommunications)	1,016	27,686

See accompanying notes to the Schedules of Portfolio Investments.

Cisco Systems, Inc. * (Telecommunications)	61,976	1,425,448
Citrix Systems, Inc. * (Software)	2,032	73,579
Cognizant Technology Solutions Corp. * (Computers)	1,524	112,867
Computer Sciences Corp. * (Computers)	1,524	74,859
Compuware Corp. * (Software)	3,556	27,701
Comverse Technology, Inc. * (Telecommunications)	2,032	43,566
Conexant Systems, Inc. * (Semiconductors)	5,080	10,160
Corning, Inc. * (Telecommunications)	15,748	384,409
Cree Research, Inc. * (Semiconductors)	1,016	20,432
Crown Castle International Corp. * (Telecommunications)	2,032	71,608
CSG Systems International, Inc. * (Software)	508	13,426
Cymer, Inc. * (Electronics)	508	22,306
Cypress Semiconductor Corp. * (Semiconductors)	1,524	27,081
Dell, Inc. * (Computers)	20,320	464,109
Diebold, Inc. (Computers)	508	22,113
Digital River, Inc. * (Internet)	508	25,969
DST Systems, Inc. * (Computers)	508	31,328
Dycom Industries, Inc. * (Engineering & Construction)	508	10,922
EarthLink, Inc. * (Internet)	1,016	7,386
Electronic Data Systems Corp. (Computers)	5,080	124,562
Electronics for Imaging, Inc. * (Computers)	508	11,623
EMC Corp. * (Computers)	23,368	279,949
Emulex Corp. * (Semiconductors)	1,016	18,461
F5 Networks, Inc. * (Internet)	508	27,290
Fair Isaac Corp. (Software)	508	18,578
Fairchild Semiconductor International, Inc. * (Semiconductors)	1,016	18,999
Filenet Corp. * (Software)	508	17,694
Finisar Corp. * (Telecommunications)	2,540	9,220
FormFactor, Inc. * (Semiconductors)	508	21,402
Foundry Networks, Inc. * (Telecommunications)	1,524	20,041
Freescale Semiconductor, Inc. - Class A * (Semiconductors)	4,064	154,635
Google, Inc. - Class A * (Internet)	2,032	816,661
Harris Corp. (Telecommunications)	1,524	67,803
Hewlett-Packard Co. (Computers)	27,940	1,025,119
Hyperion Solutions Corp. * (Software)	508	17,516
IKON Office Solutions, Inc. (Office/Business Equipment)	1,016	13,655
Imation Corp. (Computers)	508	20,396
Informatica Corp. * (Software)	1,016	13,807
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	1,524	29,200
Insight Enterprises, Inc. * (Retail)	508	10,470
Integrated Device Technology, Inc. * (Semiconductors)	2,032	32,634
Intel Corp. (Semiconductors)	58,420	1,201,700

See accompanying notes to the Schedules of Portfolio Investments.

Interdigital Communications Corp. * (Telecommunications)	508	17,323
Intergraph Corp. * (Computers)	508	21,783
Intermec, Inc. * (Machinery-Diversified)	508	13,391
International Business Machines Corp. (Computers)	15,240	1,248,766
International Rectifier Corp. * (Semiconductors)	508	17,699
Internet Security Systems, Inc. * (Internet)	508	14,102
Intersil Corp. - Class A (Semiconductors)	1,524	37,414
Intuit, Inc. * (Software)	3,048	97,810
j2 Global Communications, Inc. * (Internet)	508	13,802
Jack Henry & Associates, Inc. (Computers)	1,016	22,118
JDS Uniphase Corp. * (Telecommunications)	16,764	36,713
Juniper Networks, Inc. * (Telecommunications)	5,588	96,561
Keane, Inc. * (Software)	508	7,320
KLA -Tencor Corp. (Semiconductors)	2,032	90,363
Komag, Inc. * (Computers)	508	16,236
Kronos, Inc. * (Computers)	508	17,318
Lam Research Corp. * (Semiconductors)	1,524	69,083
Lattice Semiconductor Corp. * (Semiconductors)	1,016	6,929
Lexmark International, Inc. - Class A * (Computers)	1,016	58,583
Linear Technology Corp. (Semiconductors)	3,048	94,854
LSI Logic Corp. * (Semiconductors)	4,064	33,406
Lucent Technologies, Inc. * (Telecommunications)	44,704	104,607
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	508	20,442
Macrovision Corp. * (Entertainment)	508	12,035
Marvell Technology Group, Ltd. * (Semiconductors)	4,572	88,560
Maxim Integrated Products, Inc. (Semiconductors)	3,048	85,557
McAfee, Inc. * (Internet)	1,524	37,277
MEMC Electronic Materials, Inc. * (Semiconductors)	1,524	55,824
Mentor Graphics Corp. * (Computers)	1,016	14,305
Microchip Technology, Inc. (Semiconductors)	2,032	65,877
Micron Technology, Inc. * (Semiconductors)	7,112	123,749
Micros Systems, Inc. * (Computers)	508	24,851
Microsemi Corp. * (Semiconductors)	508	9,576
Microsoft Corp. (Software)	89,408	2,443,521
Motorola, Inc. (Telecommunications)	24,892	622,300
National Semiconductor Corp. (Semiconductors)	3,048	71,719
NCR Corp. * (Computers)	2,032	80,223
Network Appliance, Inc. * (Computers)	3,556	131,608

See accompanying notes to the Schedules of Portfolio Investments.

Novell, Inc. * (Software)	3,556	21,763
Novellus Systems, Inc. * (Semiconductors)	1,524	42,154
Nuance Communications, Inc. * (Software)	1,524	12,451
NVIDIA Corp. * (Semiconductors)	3,556	105,222
OmniVision Technologies, Inc. * (Semiconductors)	508	7,249
Openwave Systems, Inc. * (Internet)	1,016	9,510
Oracle Corp. * (Software)	40,640	720,954
Palm, Inc. * (Computers)	1,016	14,793
Parametric Technology Corp. * (Software)	1,016	17,739
Perot Systems Corp. - Class A * (Computers)	1,016	14,011
Pitney Bowes, Inc. (Office/Business Equipment)	2,032	90,160
Plantronics, Inc. (Telecommunications)	508	8,905
PMC-Sierra, Inc. * (Semiconductors)	2,032	12,070
Polycom, Inc. * (Telecommunications)	1,016	24,922
Progress Software Corp. * (Software)	508	13,208
QLogic Corp. * (Semiconductors)	1,524	28,804
Qualcomm, Inc. (Telecommunications)	16,764	609,371
Quest Software, Inc. * (Software)	508	7,254
Rambus, Inc. * (Semiconductors)	1,016	17,719
RealNetworks, Inc. * (Internet)	1,016	10,780
Red Hat, Inc. * (Software)	2,032	42,835
Redback Networks, Inc. * (Internet)	508	7,051
Reynolds & Reynolds Co. (Computers)	508	20,071
RF Micro Devices, Inc. * (Telecommunications)	2,032	15,403
Salesforce.com, Inc. * (Software)	1,016	36,454
SanDisk Corp. * (Computers)	2,032	108,793
SBA Communications Corp. - Class A * (Telecommunications)	1,016	24,719
Seagate Technology (Computers)	5,588	129,027
Semtech Corp. * (Semiconductors)	508	6,482
Silicon Image, Inc. * (Semiconductors)	1,016	12,924
Silicon Laboratories, Inc. * (Semiconductors)	508	15,758
SiRF Technology Holdings, Inc. * (Semiconductors)	508	12,187
Sonus Networks, Inc. * (Telecommunications)	2,540	13,360
SRA International, Inc. - Class A * (Computers)	508	15,270
Sun Microsystems, Inc. * (Computers)	35,052	174,208
Sybase, Inc. * (Software)	1,016	24,628
Symantec Corp. * (Internet)	10,160	216,205
Synopsys, Inc. * (Computers)	1,524	30,053
Tech Data Corp. * (Distribution/Wholesale)	508	18,557
Tekelec * (Telecommunications)	508	6,584
Tellabs, Inc. * (Telecommunications)	4,064	44,541
Teradyne, Inc. * (Semiconductors)	2,032	26,741
Tessera Technologies, Inc. * (Semiconductors)	508	17,668

See accompanying notes to the Schedules of Portfolio Investments.

Texas Instruments, Inc. (Semiconductors)	15,240	506,730
Tibco Software, Inc. * (Internet)	2,032	18,247
Transaction Systems Architect, Inc. * (Software)	508	17,435
Trident Microsystems, Inc. * (Software)	508	11,816
Unisys Corp. * (Computers)	3,556	20,127
United Stationers, Inc. * (Distribution/Wholesale)	508	23,627
UTStarcom, Inc. * (Telecommunications)	1,016	9,012
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	508	18,644
VeriFone Holdings, Inc. * (Software)	508	14,503
VeriSign, Inc. * (Internet)	2,540	51,308
Websense, Inc. * (Internet)	508	10,978
Western Digital Corp. * (Computers)	2,032	36,779
Wind River Systems, Inc. * (Software)	1,016	10,881
Xerox Corp. * (Office/Business Equipment)	9,144	142,281
Xilinx, Inc. (Semiconductors)	3,556	78,054
Yahoo!, Inc. * (Internet)	13,208	333,898
Zoran Corp. * (Semiconductors)	508	8,169

TOTAL COMMON STOCKS (Cost $13,756,818)		19,694,733

TOTAL INVESTMENT SECURITIES (Cost $13,756,818) - 100.2% of net assets		$19,694,733

Percentages indicated are based on net assets of $19,657,402.

*	Non-income producing security

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Computers	26.1%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.2%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.1%
Internet	8.8%
Machinery-Diversified	0.1%
Office/Business Equipment	1.3%
Retail	0.1%
Semiconductors	20.7%
Software	21.5%
Telecommunications	20.5%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Telecommunications

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (77.7%)
Alltel Corp. (Telecommunications)	43,146	$2,394,603
AT&T, Inc. (Telecommunications)	378,122	12,311,653
BellSouth Corp. (Telecommunications)	49,471	2,114,885
CenturyTel, Inc. (Telecommunications)	11,421	453,071
Cincinnati Bell, Inc. * (Telecommunications)	26,649	128,448
Citizens Communications Co. (Telecommunications)	35,532	498,869
Dobson Communications Corp. * (Telecommunications)	16,497	115,809
Embarq Corp. (Telecommunications)	16,497	797,960
IDT Corp. - Class B * (Telecommunications)	5,076	73,196
Leap Wireless International, Inc. * (Telecommunications)	5,076	246,135
Leucadia National Corp. (Holding Companies - Diversified)	17,766	464,936
Level 3 Communications, Inc. * (Telecommunications)	109,134	583,867
NII Holdings, Inc. - Class B * (Telecommunications)	15,228	946,572
NTL, Inc. (Telecommunications)	29,187	742,225
Qwest Communications International, Inc. * (Telecommunications)	171,315	1,493,867
Sprint Corp. (Telecommunications)	136,912	2,348,041
Telephone & Data Systems, Inc. (Telecommunications)	5,076	213,700
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	5,076	207,355
Verizon Communications, Inc. (Telecommunications)	319,788	11,873,728
Windstream Corp. (Telecommunications)	52,029	686,263

TOTAL COMMON STOCKS (Cost $33,820,878)		38,695,183

	Principal Amount
Repurchase Agreements (0.1%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $55,022 (Collateralized by $58,000 Federal National Mortgage Association, 3.25%, 8/15/08 market value $56,479)	$55,000	55,000

TOTAL REPURCHASE AGREEMENTS (Cost $55,000)		55,000

TOTAL INVESTMENT SECURITIES (Cost $33,875,878) - 77.8% of net assets		$38,750,183

Percentages indicated are based on net assets of $49,796,784.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications
Index expiring 10/3/06 (Underlying notional amount at value $11,197,201)	71,763	$(2,799)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of September 30, 2006:

Holding Companies-Diversified	0.9%
Telecommunications	76.8%
Other**	0.1%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Utilities

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Shares	Value
Common Stocks (101.1%)
AGL Resources, Inc. (Gas)	14,208	$518,592
Allegheny Energy, Inc. * (Electric)	30,192	1,212,813
ALLETE, Inc. (Electric)	4,440	192,918
Alliant Energy Corp. (Electric)	22,200	793,206
Ameren Corp. (Electric)	38,184	2,015,733
American Electric Power, Inc. (Electric)	73,704	2,680,614
Aqua America, Inc. (Water)	24,864	545,516
Aquila, Inc. * (Electric)	70,152	303,758
Atmos Energy Corp. (Gas)	15,096	430,991
Avista Corp. (Electric)	8,880	210,278
Black Hills Corp. (Electric)	6,216	208,920
CenterPoint Energy, Inc. (Electric)	51,504	737,537
CLECO Corp. (Electric)	10,656	268,957
CMS Energy Corp. * (Electric)	41,736	602,668
Consolidated Edison, Inc. (Electric)	46,176	2,133,331
Constellation Energy Group, Inc. (Electric)	33,744	1,997,645
Dominion Resources, Inc. (Electric)	66,600	5,094,234
DPL, Inc. (Electric)	21,312	577,981
DTE Energy Co. (Electric)	33,744	1,400,713
Duke Energy Corp. (Electric)	231,768	6,999,395
Duquesne Light Holdings, Inc. (Electric)	15,096	296,787
Edison International (Electric)	55,944	2,329,508
El Paso Electric Co. * (Electric)	8,880	198,379
Energen Corp. (Gas)	12,432	520,528
Energy East Corp. (Electric)	27,528	652,964
Entergy Corp. (Electric)	39,072	3,056,603
Equitable Resources, Inc. (Pipelines)	21,312	745,494
Exelon Corp. (Electric)	126,096	7,633,853
FirstEnergy Corp. (Electric)	62,160	3,472,258
FPL Group, Inc. (Electric)	70,152	3,156,840
Great Plains Energy, Inc. (Electric)	15,096	468,278
Hawaiian Electric Industries, Inc. (Electric)	15,096	408,498
IDACORP, Inc. (Electric)	7,992	302,178
KeySpan Corp. (Gas)	32,856	1,351,696
Mirant Corp. * (Electric)	47,952	1,309,569
Nalco Holding Co. * (Environmental Control)	17,760	328,915
National Fuel Gas Co. (Pipelines)	15,096	548,740
New Jersey Resources Corp. (Gas)	5,328	262,670
NICOR, Inc. (Gas)	7,992	341,738
NiSource, Inc. (Electric)	50,616	1,100,392
Northeast Utilities System (Electric)	28,416	661,240
Northwest Natural Gas Co. (Gas)	5,328	209,284
NRG Energy, Inc. * (Electric)	25,752	1,166,566
NSTAR (Electric)	20,424	681,345
ONEOK, Inc. (Gas)	20,424	771,823
Peoples Energy Corp. (Gas)	7,104	288,778
Pepco Holdings, Inc. (Electric)	35,520	858,518
PG&E Corp. (Electric)	64,824	2,699,920
Piedmont Natural Gas Co., Inc. (Gas)	13,320	337,129

See accompanying notes to the Schedules of Portfolio Investments.

Pinnacle West Capital Corp. (Electric)	18,648	840,092
PNM Resources, Inc. (Electric)	11,544	318,268
PPL Corp. (Electric)	71,040	2,337,216
Progress Energy, Inc. (Electric)	47,064	2,135,764
Public Service Enterprise Group, Inc. (Electric)	47,064	2,879,846
Puget Energy, Inc. (Electric)	21,312	484,422
Questar Corp. (Pipelines)	15,984	1,307,011
Reliant Resources, Inc. * (Electric)	56,832	699,602
SCANA Corp. (Electric)	19,536	786,715
Sempra Energy (Gas)	42,624	2,141,856
Sierra Pacific Resources * (Electric)	37,296	534,825
Southern Co. (Electric)	139,416	4,804,275
Southern Union Co. (Gas)	19,536	515,946
Southwest Gas Corp. (Gas)	7,104	236,705
TECO Energy, Inc. (Electric)	39,072	611,477
The AES Corp. * (Electric)	123,432	2,516,778
TXU Corp. (Electric)	87,024	5,440,740
UGI Corp. (Gas)	19,536	477,655
Unisource Energy Corp. (Electric)	6,216	207,179
Vectren Corp. (Gas)	14,208	381,485
Westar Energy, Inc. (Electric)	15,984	375,784
WGL Holdings, Inc. (Gas)	8,880	278,299
Wisconsin Energy Corp. (Electric)	22,200	957,708
WPS Resources Corp. (Electric)	7,992	396,643
Xcel Energy, Inc. (Electric)	75,480	1,558,662

TOTAL COMMON STOCKS (Cost $75,423,606)		98,311,244

TOTAL INVESTMENT SECURITIES (Cost $75,423,606) - 101.1% of net assets		$98,311,244

Percentages indicated are based on net assets of $97,226,875.

*	Non-income producing security

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of September 30,2006:

Electric	88.2%
Environmental Control	0.3%
Gas	9.3%
Pipelines	2.7%
Water	0.6%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP U.S. Government Plus

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (52.1%)
Federal Home Loan Bank *, 4.50%, 10/2/06	$10,232,000	$10,230,721
Federal Farm Credit Bank *, 4.50%, 10/2/06	10,232,000	10,230,721
Federal Agricultural Mortgage Corp. *, 4.50%, 10/2/06	10,232,000	10,230,721
Federal National Mortgage Association *, 4.50%, 10/2/06	10,232,000	10,230,721

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $40,922,884)		40,922,884

U.S. Treasury Obligations (36.9%)
U.S. Treasury Bonds, 4.50%, 2/15/36	30,200,000	28,944,813

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,019,621)		28,944,813

Repurchase Agreements (13.0%)
UBS*, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $10,230,176 (Collateralized by $10,628,000 of various U.S. Government Agency Obligations, 3.25% - 4.375%, 8/15/08 – 9/17/10, market value $10,434,931)	10,226,000	10,226,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,226,000)		10,226,000

TOTAL INVESTMENT SECURITIES (Cost $78,168,505) - 102.0% of net assets		$80,093,697

Percentages indicated are based on net assets of $78,495,890.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
30-year U.S. Treasury Bond Futures Contract expiring December 2006 (Underlying face amount at value $5,731,125)	51	$93,580

Swap Agreements
	Units
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 9/30/06 (Underlying notional amount at value $65,173,750)	68,000,000	(252,771)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Rising Rates Opportunity

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (90.4%)
Federal Agricultural Mortgage Corp. *, 4.50%, 10/2/06	$27,098,000	$27,094,613
Federal Farm Credit Bank *, 4.50%, 10/2/06	27,098,000	27,094,613
Federal Home Loan Bank *, 4.50%, 10/2/06	27,098,000	27,094,613
Federal National Mortgage Association *, 4.50%, 10/2/06	27,098,000	27,094,612

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $108,378,451)		108,378,451

Repurchase Agreements (22.6%)
UBS*, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $27,091,058 (Collateralized by $28,141,000 of various Federal National Mortgage Association, 2.875% - 5.25%, 5/19/08 - 6/15/08 market value $27,622,678)	27,080,000	27,080,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,080,000)		27,080,000

	Contracts
Options Purchased (NM)
10-year U.S. Treasury Note Call Option 126 expiring March 2007	50	430
10-year U.S. Treasury Note Call Option 128 expiring March 2007	250	2,243

TOTAL OPTIONS PURCHASED (Cost $5,138)		2,673

TOTAL INVESTMENT SECURITIES (Cost $135,463,589) - 113.0% of net assets		$135,461,124

Percentages indicated are based on net assets of $119,837,160.

*	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

		Unrealized Appreciation (Depreciation)
30-year U.S. Treasury Bond Futures Contract expiring December 2006 (Underlying face amount at value $6,068,250)	54	$43,794

Swap Agreements

	Units
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 9/30/06 (Underlying notional amount at value $146,065,875)	(152,400,000)	1,484,580

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Money Market

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (63.4%)
Federal Home Loan Bank, 4.50%, 10/2/06	$25,955,000	$25,951,756
Federal National Mortgage Association, 4.50%, 10/2/06	25,955,000	25,951,756
Federal Agricultural Mortgage Corp., 4.50%, 10/2/06	25,955,000	25,951,756
Federal Farm Credit Bank, 4.50%.,10/2/06	25,955,000	25,951,755

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $103,807,023)		103,807,023

Repurchase Agreements (15.8%)
UBS, 4.90%, 10/2/06, dated 9/29/06, with a repurchase price of $25,951,593 (Collateralized by $27,096,000 Federal National Mortgage Association, 2.875%, 5/19/08, market value $26,460,175)	25,941,000	25,941,000

TOTAL REPURCHASE AGREEMENTS (Cost $25,941,000)		25,941,000

TOTAL INVESTMENT SECURITIES (Cost $129,748,023) -79.2% of net assets		$129,748,023

Percentages indicated are based on net assets of $163,767,035.

See accompanying notes to the Schedules of Portfolio Investments.

Money Market ProFund

Schedule of Portfolio Investments

September 30, 2006

(unaudited)

Value
Mutual Funds (100.4%)
Cash Management Portfolio	$615,654,296

TOTAL MUTUAL FUNDS	615,654,296

TOTAL INVESTMENTS (Cost $615,654,296) - 100.4% of net assets	$615,654,296

Percentages indicated are based on net assets of $613,408,474.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS

Notes to Schedules of Portfolio Investments

September 30, 2006

(unaudited)

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Dow 30, ProFund VP OTC, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short Dow 30, ProFund VP Short OTC, ProFund VP UltraShort Dow 30, ProFund VP UltraShort OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity, ProFund VP Money Market and Money Market ProFund (collectively, the “ProFunds” and individually, a “ProFund”). The ProFunds, excluding the ProFund VP Money Market and Money Market ProFund, are referred to as the “non-money market ProFunds”. Each non-money market ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Money Market ProFund offers three classes of shares: the Investor Class, Service Class and Class A. The Money Market ProFund seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that has the same investment objectives as the Money Market ProFund. The percentage of the Portfolio owned by the Money Market ProFund as of September 30, 2006, was approximately 7.7%. The Portfolio’s schedule of portfolio investments is included in this Form and should be read in conjunction with the Money Market ProFund’s schedule of portfolio investments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in preparation of its schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting Principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

September 30, 2006

(unaudited)

For the non-money market ProFunds, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a counter-party to a repurchase agreement with the non-money market ProFunds will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFunds’ custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The non-money market ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

When-Issued and Delayed-Delivery Securities

Each non-money market ProFund, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

September 30, 2006

(unaudited)

Futures Contracts and Related Options

The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The non-money market ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of September 30, 2006 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

September 30, 2006

(unaudited)

financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The non-money market ProFunds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid as indicated on the Schedule of Portfolio Investments.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Payment is made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The non-money market ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

September 30, 2006

(unaudited)

agreement is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular ProFund.

3. Securities Transactions

During the period, securities transactions were accounted for no later than one business day following the trade date. However, for financial reporting purposes, securities transactions are accounted for on trade date on the last business day of the reporting period.

4. Concentration Risk

Each Sector ProFund VP, ProFund VP Dow 30, ProFund VP Asia 30, ProFund VP Short Dow 30 and ProFund VP UltraShort Dow 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFund VP’s are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFund VP’s will be negatively impacted by that poor performance. Each of ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan and ProFund VP Precious Metals may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investment.

5. Federal Income Tax Information

At September 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$165,129,707	$34,214,852	$(438,688)	$33,776,164
ProFund VP Small-Cap	119,157,621	10,154,134	(3,475,897)	6,678,237
ProFund VP Dow 30	465,953	—	—	—
ProFund VP OTC	47,593,445	24,281,292	(480,607)	23,800,685
ProFund VP Large-Cap Value	92,459,925	7,787,607	(455,185)	7,332,422
ProFund VP Large-Cap Growth	72,948,401	2,789,534	(607,978)	2,181,556
ProFund VP Mid-Cap Value	52,942,116	7,975,154	(192,184)	7,782,970
ProFund VP Mid-Cap Growth	47,363,754	3,951,292	(174,204)	3,777,088
ProFund VP Small-Cap Value	52,172,035	5,932,192	(227,484)	5,704,708
ProFund VP Small-Cap Growth	58,193,613	6,907,395	(332,874)	6,574,521
ProFund VP Asia 30	66,598,924	20,133,105	(1,270,548)	18,862,557
ProFund VP Europe 30	103,573,165	23,982,472	(1,234,956)	22,747,516
ProFund VP Japan	52,532,634	—	—	—
ProFund VP UltraBull	39,957,539	6,279,441	(10,364)	6,269,077
ProFund VP UltraMid-Cap	57,050,509	5,204,843	(163,255)	5,041,588
ProFund VP UltraSmall-Cap	63,101,206	1,480,483	(925,283)	555,200
ProFund VP UltraOTC	85,151,149	—	(19,234,468)	(19,234,468)
ProFund VP Bear	73,006,235	—	—	—
ProFund VP Short Mid-Cap	25,238,105	—	—	—
ProFund VP Short Small-Cap	35,381,786	—	—	—
ProFund VP Short Dow 30	1,152,901	—	—	—
ProFund VP Short OTC	53,488,600	—	—	—
ProFund VP UltraShort Dow 30	194,997	—	—	—
ProFund VP UltraShort OTC	193,000	—	—	—
ProFund VP Banks	24,715,840	2,098,498	(36,550)	2,061,948
ProFund VP Basic Materials	17,805,243	3,500,610	(120,242)	3,380,368
ProFund VP Biotechnology	8,015,076	2,159,104	(12,286)	2,146,818
ProFund VP Consumer Goods	20,445,924	963,213	(157,026)	806,187
ProFund VP Consumer Services	7,680,626	499,978	(32,711)	467,267
ProFund VP Financials	30,970,701	6,238,372	—	6,238,372
ProFund VP Health Care	50,144,799	6,456,103	(339,043)	6,117,060
ProFund VP Industrials	12,197,676	1,731,953	(23,080)	1,708,873
ProFund VP Internet	3,850,487	3,099,481	(22,359)	3,077,122
ProFund VP Oil & Gas	75,620,329	44,249,712	(166,095)	44,083,617
ProFund VP Pharmaceuticals	37,976,432	922,597	(25,239)	897,358
ProFund VP Precious Metals	98,906,107	—	—	—
ProFund VP Real Estate	51,812,459	22,150,069	(70,230)	22,079,839
ProFund VP Semiconductor	6,701,561	502,533	(14,952)	487,581
ProFund VP Technology	18,268,788	1,488,877	(62,932)	1,425,945
ProFund VP Telecommunications	36,900,785	1,889,525	(40,127)	1,849,398
ProFund VP Utilities	80,054,879	18,420,361	(163,996)	18,256,365
ProFund VP U.S. Government Plus	79,578,961	515,117	(381)	514,736
ProFund VP Rising Rates Opportunity	135,461,124	—	—	—
ProFund VP Money Market	129,748,023	—	—	—
Money Market ProFund	615,654,296	—	—	—

Investment Portfolio	as of September 30, 2006 (Unaudited)

Cash Management Portfolio

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 33.4%
ABN AMRO Bank, NV:
5.36%, 1/11/2007	35,000,000	34,999,845
5.365%, 3/5/2007	38,000,000	37,998,023
Bank of America NA:
5.33%, 10/27/2006	50,000,000	50,000,000
5.36%, 11/9/2006	125,000,000	125,000,000
Bank of Novia Scotia, 5.335%, 12/28/2006	68,000,000	67,997,288
Bank of Tokyo-Mitsubishi-UFJ, Ltd.:
5.3%, 10/2/2006	85,000,000	85,000,000
5.31%, 10/24/2006	80,000,000	80,000,000
Banque Federative du Credit Mutuel, 5.33%, 1/31/2007	60,000,000	60,000,000
Barclays Bank PLC, 5.44%, 2/20/2007	40,000,000	40,006,015
BNP Paribas, 5.555%, 12/28/2006	30,000,000	30,009,680
Calyon:
4.75%, 10/25/2006	76,000,000	76,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
5.32%, 4/27/2007	45,000,000	45,000,000
Canadian Imperial Bank of Commerce:
4.75%, 11/14/2006	25,000,000	25,000,000
4.75%, 12/15/2006	40,000,000	40,000,000
5.4%, 10/6/2006	75,000,000	75,000,795
Citibank, NA, 5.44%, 11/3/2006	62,000,000	62,000,000
Credit Agricole SA, 5.53%, 12/27/2006	25,000,000	25,008,047
Credit Suisse, 5.29%, 10/6/2006	23,800,000	23,800,000
HBOS Treasury Services PLC:
5.305%, 4/19/2007	50,000,000	50,000,000
5.31%, 12/29/2006	40,000,000	40,000,000
5.34%, 12/7/2006	200,000,000	200,000,000
5.37%, 11/13/2006	100,000,000	100,000,613
Mizuho Corporate Bank:
5.36%, 10/16/2006	42,000,000	42,000,173
5.375%, 11/27/2006	45,000,000	45,000,000
5.375%, 11/30/2006	80,000,000	80,000,658
Monument Gardens Funding LLC, 5.29%, 11/29/2006	16,980,000	16,832,788
Natexis Banque Populaires:
4.787%, 1/23/2007	77,000,000	76,780,069
5.0%, 2/8/2007	10,000,000	10,000,000
5.0%, 2/9/2007	25,000,000	25,000,000
5.345%, 12/28/2006	80,000,000	79,999,237
Nordea Bank Finland PLC, 4.75%, 12/4/2006	40,000,000	40,000,000
Norinchukin Bank:
5.34%, 11/13/2006	25,000,000	25,000,000
5.38%, 11/20/2006	75,000,000	75,000,000
5.405%, 3/15/2007	75,000,000	75,000,000
Royal Bank of Scotland PLC:
4.4%, 10/4/2006	55,000,000	55,000,000
4.75%, 11/14/2006	25,000,000	25,000,000
Societe Generale:
4.79%, 11/17/2006	50,000,000	50,003,051
5.32%, 2/20/2007	20,000,000	20,000,000
5.43%, 12/11/2006	89,000,000	89,006,894
5.43%, 2/5/2007	40,000,000	40,006,202

Svenska Handelsbanken AB, 5.335%, 12/6/2006	25,000,000	25,000,000
UBS AG:
5.29%, 10/10/2006	60,000,000	60,000,000
5.295%, 10/24/2006	125,000,000	125,000,000
5.3%, 11/13/2006	50,000,000	50,000,000
UniCredito Italiano SpA:
5.385%, 2/15/2007	50,000,000	49,998,469
5.4%, 3/14/2007	65,000,000	65,000,000
Wells Fargo Bank, NA:
4.79%, 1/17/2007	50,000,000	50,005,545
5.27%, 10/27/2006	20,300,000	20,299,708

Total Certificates of Deposit and Bank Notes (Cost $2,712,753,100)		2,712,753,100

Commercial Paper** 21.7%
AB Spintab, 5.265%, 12/6/2006	58,000,000	57,440,155
Alliance & Leicester, 5.25%, 11/29/2006	35,000,000	34,698,854
Atlantis One Funding Corp., 5.36%, 10/3/2006	30,000,000	29,991,067
Bank of America Corp., 5.37%, 11/9/2006	50,000,000	49,709,125
Citibank Credit Card Issuance Trust, Series 01-A3, 5.35%, 11/1/2006	100,000,000	99,539,306
Compass Securitization LLC, 5.28%, 10/23/2006	40,000,000	39,870,933
CRC Funding, LLC, 5.35%, 11/6/2006	30,000,000	29,839,500
Dorada Finance, Inc., 5.33%, 11/8/2006	30,000,000	29,831,217
Fox Trot CDO, Inc., 5.29%, 10/25/2006	25,368,000	25,278,536
General Electric Capital Corp., 5.29%, 11/8/2006	175,000,000	174,022,819
Giro Funding US Corp., 5.29%, 1/22/2007	80,000,000	78,671,622
Irish Life & Permanent PLC:
5.27%, 12/21/2006	50,000,000	49,407,125
5.29%, 11/21/2006	50,000,000	49,625,292
5.3%, 11/8/2006	42,000,000	41,765,033
Jupiter Securitization Corp., 5.26%, 10/24/2006	76,704,000	76,446,232
Kitty Hawk Funding Corp., 5.27%, 10/16/2006	30,000,000	29,934,125
Lake Constance Funding LLC:
5.29%, 10/13/2006	5,300,000	5,290,654
5.33%, 11/6/2006	20,000,000	19,893,400
Liberty Street Funding:
5.265%, 10/2/2006	50,000,000	49,992,687
5.27%, 10/27/2006	40,000,000	39,847,756
Natexis US Finance Co. LLC, 4.588%, 10/20/2006	100,000,000	99,757,856
Nationwide Building Society, 5.355%, 11/1/2006	80,000,000	79,631,100
Nieuw Amsterdam Receivables Corp., 5.27%, 10/26/2006	78,651,000	78,363,159
Perry Global Funding LLC:
Series A, 5.245%, 12/21/2006	60,452,000	59,738,591
Series A, 5.29%, 12/21/2006	65,093,000	64,318,231
Scaldis Capital LLC:
5.265%, 10/25/2006	80,000,000	79,719,200
5.36%, 11/3/2006	26,048,000	25,920,017
Sheffield Receivables Corp.:
5.27%, 10/10/2006	30,000,000	29,960,475
5.33%, 11/6/2006	35,000,000	34,813,450
Simba Funding Corp.:
5.27%, 3/21/2007	32,200,000	31,393,954
5.29%, 12/19/2006	100,000,000	98,839,139
The Bear Stearns Companies, Inc., 5.28%, 10/12/2006	50,000,000	49,919,333
Westpac Banking Corp., 5.36%, 1/5/2007	16,935,000	16,692,942

Total Commercial Paper (Cost $1,760,162,885)		1,760,162,885

Master Notes 0.6%
The Bear Stearns Companies, Inc., 5.495% *, 10/2/2006 (a) (Cost $50,000,000)	50,000,000	50,000,000

US Government Sponsored Agencies 0.6%
Federal Home Loan Mortgage Corp.:
5.35%, 5/25/2007	5,000,000	5,000,000
5.4%, 6/18/2007	29,000,000	29,000,000
Federal National Mortgage Association, 5.257% *, 12/22/2006	10,000,000	9,998,672

Total US Government Sponsored Agencies (Cost $43,998,672)		43,998,672

Funding Agreements* 3.6%
Genworth Life Insurance Co.:
5.396%, 1/25/2007	75,000,000	75,000,000
5.45%, 9/4/2007	105,000,000	105,000,000
New York Life Insurance Co., 5.45%, 9/18/2007	80,000,000	80,000,000
Travelers Insurance Co., 5.44%, 3/30/2007	30,000,000	30,000,000

Total Funding Agreements (Cost $290,000,000)		290,000,000

Asset Backed 1.4%
Interstar Millennium, “A1”, Series 2006-G, 5.306%*, 5/25/2011	55,000,000	55,000,000
Mound Financing No.5 PLC, Series 1A, 5.3%*, 5/8/2007	35,000,000	35,000,000
Steers Mercury III Trust, 144A, 5.346%*, 5/27/2048	25,000,000	25,000,000

Total Asset Backed (Cost $115,000,000)		115,000,000

Promissory Notes* 3.1%
The Goldman Sachs Group, Inc.:
5.42%, 11/10/2006	150,000,000	150,000,000
5.426%, 11/13/2006	25,000,000	25,000,000
5.495%, 1/16/2007	75,000,000	75,000,000

Total Promissory Notes (Cost $250,000,000)		250,000,000

Short Term Notes* 26.7%
American Express Centurion Bank:
5.28%, 9/13/2007	50,000,000	50,000,000
5.286%, 1/26/2007	44,000,000	44,000,000
5.3%, 4/10/2007	175,000,000	175,000,000
5.42%, 7/19/2007	72,370,000	72,438,320
Australia & New Zealand Banking Group Ltd., 5.33%, 7/23/2007	30,000,000	30,000,000
BMW US Capital LLC, 144A, 5.302%, 10/5/2007	10,000,000	10,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.368%, 10/19/2007	50,000,000	50,000,000
Calyon, 5.261%, 10/3/2007	75,000,000	74,974,028
Carrera Capital Finance LLC:
5.32%, 8/24/2007	70,000,000	70,000,000
144A, 5.375%, 3/22/2007	30,000,000	30,000,000
CIT Group, Inc., 5.605%, 2/15/2007	62,000,000	62,045,586
Commonwealth Bank of Australia, 5.33%, 8/24/2007	40,000,000	40,000,000
Credit Agricole SA, 5.293%, 6/28/2007	50,000,000	49,982,849
DNB Nor Bank ASA, 5.32%, 9/25/2007	50,000,000	50,000,000
General Electric Capital Corp., 5.29%, 8/17/2007	60,000,000	60,000,000
HSBC Finance Corp.:
5.32%, 2/6/2007	75,000,000	75,000,000
5.36%, 4/24/2007	25,000,000	25,000,000
International Business Machine Corp., 5.32%, 12/8/2010	66,000,000	66,000,000
Intesa Bank Ireland PLC, 5.33%, 7/25/2007	40,000,000	40,000,000
K2 (USA) LLC, 144A, 5.31%, 7/16/2007	40,000,000	39,999,894
Links Finance LLC, 144A, 5.335%, 8/15/2007	39,000,000	39,008,256
M&I Marshall & Ilsley Bank, 5.31%, 12/15/2006	56,000,000	56,000,000
Merrill Lynch & Co., Inc.:
5.295%, 5/14/2007	25,000,000	25,000,000
5.31%, 8/24/2007	80,000,000	80,000,000
5.34%, 10/15/2007	35,000,000	35,000,000

5.425%, 5/29/2007	25,000,000	25,000,000
5.456%, 2/2/2007	35,000,000	35,000,000
Morgan Stanley, 5.445%, 2/5/2007	100,000,000	100,000,000
Natexis Banque Populaires, 5.42%, 8/31/2007	50,000,000	50,000,000
Nordea Bank AB, 5.31%, 4/8/2011	40,000,000	40,000,000
Northern Rock PLC, 5.33%, 2/5/2007	30,000,000	30,000,000
Skandinaviska Enskilda Banken, 5.33%, 9/18/2007	50,000,000	50,000,000
Tango Finance Corp.:
144A, 5.3%, 9/24/2007	50,000,000	49,995,124
144A, 5.3%, 10/3/2007	25,000,000	24,997,483
The Bear Stearns Companies, Inc., 5.445%, 10/18/2006	94,000,000	94,000,000
Toyota Motor Credit Corp., 5.32%, 5/14/2007	100,000,000	100,000,000
UniCredito Italiano Bank (Ireland) PLC:
5.34%, 6/15/2007	75,000,000	75,000,000
144A, 5.34%, 10/12/2007	45,000,000	45,000,000
UniCredito Italiano SpA, 5.425%, 10/4/2006	100,000,000	99,999,599

Total Short Term Notes (Cost $2,168,441,139)		2,168,441,139

Time Deposit 1.2%
Credit Suisse, 5.375%, 10/2/2006 (Cost $100,000,000)	100,000,000	100,000,000

Repurchase Agreements 6.1%
Banc of America Securities LLC, 5.39%, dated 9/29/2006, to be repurchased at $140,026,426 on 10/2/2006 (b)	139,963,559	139,963,559
BNP Paribas, 5.39%, dated 9/29/2006, to be repurchased at $55,024,704 on 10/2/2006 (c)	55,000,000	55,000,000
Citigroup Global Markets, Inc., 5.0%, dated 9/29/2006, to be repurchased at $50,020,833 on 10/2/2006 (d)	50,000,000	50,000,000
Countrywide Securities Corp., 5.27%, dated 9/29/2006, to be repurchased at $2,000,878 on 10/2/2006 (e)	2,000,000	2,000,000
Lehman Brothers, Inc., 5.01%, dated 9/29/2006, to be repurchased at $32,713,652 on 10/2/2006 (f)	32,700,000	32,700,000
UBS Securities LLC, 5.02%, dated 9/29/2006, to be repurchased at $54,934,206 on 10/2/2006 (g)	54,911,235	54,911,235
UBS Securities LLC, 5.38%, dated 9/29/2006, to be repurchased at $160,071,733 on 10/2/2006 (h)	160,000,000	160,000,000

Total Repurchase Agreements (Cost $494,574,794)		494,574,794

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $ 7,984,930,590)	98.4	7,984,930,590
Other Assets and Liabilities, Net	1.6	130,762,959

Net Assets	100.0	8,115,693,549

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2006.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Reset date; not a maturity date.
(b)	Collateralized by $143,509,235 Federal National Mortgage Association, with various coupon rates from 4.5-7.5%, with various maturities from 5/1/2015-9/1/2036, with a value of $144,162,467.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
55,550,000	Federal Home Loan Bank	5.625	8/15/2008	55,984,123
125,000	International Bank for Reconstruction & Development	4.125	8/12/2009	123,578

Total Collateral Value				56,107,701

(d)	Collateralized by $52,560,522 Federal National Mortgage Association, 4.5%, maturing on 9/1/2020, with a value of $51,000,000.

(e)	Collateralized by $2,088,840 Government National Mortgage Association, 5.0%, maturing on 9/15/2036, with a value of $2,040,001.
(f)	Collateralized by $25,329,000 US Treasury Bonds, with various coupon rates from 6.625-8.125%, with various maturities from 8/15/2021-2/15/2027, with a value of $33,356,109.
(g)	Collateralized by $54,095,000 US Treasury Note, 5.125%, maturing on 6/30/2011, with a value of $56,014,466.
(h)	Collateralized by $212,345,255 Federal National Mortgage Association STRIPS, with various maturities from 9/1/2033-8/1/2035, with a value of $164,800,540.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date November 27, 2006

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date November 27, 2006

*	Print the name and title of each signing officer under his or her signature.